  As filed with the Securities and Exchange Commission on October 6, 1999
                                            Registration No. 33-488/811-4416

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                             /x/

                         POST-EFFECTIVE AMENDMENT NO. 48

                                                                             /x/
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             /x/

                                Amendment No. 47

                                                                             /x/
                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Thomas F. Harvey, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [X] immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph (b)

         [ ] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         ------------------------------

The Title of Securities Being Registered . . . . Shares of beneficial interest

                                  ARMADA FUNDS

                           CLASS A AND CLASS B SHARES

                                   PROSPECTUS
                               SEPTEMBER __, 1999

                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA SMALL CAP VALUE FUND
                          ARMADA SMALL CAP GROWTH FUND
                            ARMADA EQUITY GROWTH FUND
                         ARMADA TAX MANAGED EQUITY FUND
                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY INDEX FUND
                            ARMADA EQUITY INCOME FUND
                         ARMADA BALANCED ALLOCATION FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                                ARMADA BOND FUND
                          ARMADA INTERMEDIATE BOND FUND
                                ARMADA GNMA FUND
                           ARMADA ENHANCED INCOME FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                     ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND
                        ARMADA TREASURY MONEY MARKET FUND
                           ARMADA MID CAP GROWTH FUND
                           ARMADA LARGE CAP ULTRA FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                     ARMADA TREASURY PLUS MONEY MARKET FUND

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
               IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                             INVESTMENT SUB-ADVISER
                      NATIONAL ASSET MANAGEMENT CORPORATION
        (ARMADA CORE EQUITY FUND AND ARMADA TOTAL RETURN ADVANTAGE FUND)

                           HOW TO READ THIS PROSPECTUS

The Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A and Class B Shares of the Funds before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                                        PAGE
     ARMADA INTERNATIONAL EQUITY FUND...................................................  6
     ARMADA SMALL CAP VALUE FUND........................................................ 10
     ARMADA SMALL CAP GROWTH FUND....................................................... 14
     ARMADA EQUITY GROWTH FUND.......................................................... 18
     ARMADA TAX MANAGED EQUITY FUND..................................................... 22
     ARMADA CORE EQUITY FUND............................................................ 26
     ARMADA EQUITY INDEX FUND........................................................... 30
     ARMADA EQUITY INCOME FUND.......................................................... 32
     ARMADA BALANCED ALLOCATION FUND.................................................... 37
     ARMADA TOTAL RETURN ADVANTAGE FUND................................................. 41
     ARMADA BOND FUND................................................................... 45
     ARMADA INTERMEDIATE BOND FUND...................................................... 49
     ARMADA GNMA FUND................................................................... 53
     ARMADA ENHANCED INCOME FUND........................................................ 57
     ARMADA OHIO TAX EXEMPT BOND FUND................................................... 61
     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND............................................ 65
     ARMADA NATIONAL TAX EXEMPT BOND FUND............................................... 69
     ARMADA OHIO MUNICIPAL MONEY MARKET FUND............................................ 74
     ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND................................... 77
     ARMADA TAX EXEMPT MONEY MARKET FUND................................................ 80
     ARMADA MONEY MARKET FUND........................................................... 84
     ARMADA GOVERNMENT MONEY MARKET FUND................................................ 88
     ARMADA TREASURY MONEY MARKET FUND.................................................. 91
     ARMADA MID CAP GROWTH FUND......................................................... 94
     ARMADA LARGE CAP ULTRA FUND........................................................ 97
     ARMADA U.S. GOVERNMENT INCOME FUND.................................................100
     ARMADA MICHIGAN MUNICIPAL BOND FUND................................................103
     ARMADA TREASURY PLUS MONEY MARKET FUND.............................................106
     MORE INFORMATION ABOUT RISK........................................................108
     EACH FUND'S OTHER INVESTMENTS......................................................118
     THE INVESTMENT ADVISER, SUB-ADVISER AND
     INVESTMENT TEAM....................................................................118


                                 Page 3 of 159

     PURCHASING, SELLING AND EXCHANGING FUND SHARES.....................................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES.................................................XXX
     FINANCIAL HIGHLIGHTS...............................................................XXX

RISK/RETURN SUMMARY

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.


No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

Although a money market fund seeks to keep a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the fund.


The value of your investment in a Fund (other than a money market fund) is based primarily on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


Fund performance is measured against an index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.


Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


     CLASS A SHARES
     -   FRONT-END SALES CHARGE
     -   12b-1 FEES
     -   $500 MINIMUM INITIAL INVESTMENT


     CLASS B SHARES
     -   CONTINGENT DEFERRED SALES CHARGE
     -   HIGHER 12b-1 FEES
     -   $500 MINIMUM INITIAL INVESTMENT

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Equity securities of foreign issuers

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in equity securities of
                                           issuers located in at least three
                                           foreign countries

INVESTOR PROFILE                           Investors seeking capital
                                           appreciation, who are willing to
                                           accept the risks of foreign investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA INTERNATIONAL EQUITY FUND




The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. Equity securities of foreign issuers include common, preferred and convertible bonds, of companies headquartered outside the United States. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the equity securities of foreign issuers. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (World EAFE) Index. The Adviser makes judgements about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgements. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the World EAFE Index. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The Adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA INTERNATIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Companies making up the EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.


Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.


The Fund is also subject to the risk that its market segment, international equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below would.

                       1998                         19.53%

                    BEST QUARTER                WORST QUARTER
                       20.04%                      -15.62%
                     (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 4.71%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.

CLASS A SHARES                                          1 YEAR            SINCE INCEPTION
-------------------------------------------------------------------------------------------
ARMADA INTERNATIONAL EQUITY FUND                        12.95%                 3.45%(1)
MORGAN STANLEY EAFE INDEX(2)                            20.00%                12.35%(3)


(1) Since August 1, 1997.
(2) The Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE) Index represents the performance of the major stock markets in those regions.
(3) Since August 31, 1997.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      1.15%                   1.15%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.48%                   0.52%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.73%3                  2.42%
----------------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada International Equity Fund-- Class A Shares                       1.67%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $716                $1,065               $1,437               $2,479
CLASS B SHARES                            $745                $1,155               $1,491               $2,583

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $245                 $755               $1,291               $2,583


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Small cap equity securities

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY              Investing in value-oriented equity
                                           securities of smaller issuers

INVESTOR PROFILE                           Investors seeking capital
                                           appreciation, who are willing
                                           to accept the risk of share price
                                           volatility that may accompany
                                           small cap investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA SMALL CAP VALUE FUND




The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in securities of small capitalization companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser generally seeks to invest in equity securities based upon price/earnings, price/book and price/cash flow ratios which are lower than the market averages. The Adviser generally sells securities based upon price/earnings, price/book and price/cash flow ratios which rise above market averages or when a company no longer has a small capitalization.


The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Value Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA SMALL CAP VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, small cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below would.

                     1995                         18.41%
                     1996                         22.32%
                     1997                         32.05%
                     1998                         -7.64%

                    BEST QUARTER                WORST QUARTER
                       17.65%                      -17.92%
                     (12/31/98)                   (9/30/98)

The Fund's performance from January 1, 1999 to June 30, 1999 was 6.49%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

CLASS A SHARES                                       1 YEAR                SINCE INCEPTION
----------------------------------------- ------------------------------ ---------------------
ARMADA SMALL CAP VALUE FUND                          -12.74%                   13.53%(1)
RUSSELL 2000 VALUE INDEX(2)                           -2.55%                   13.71%(3)


(1) Since August 15, 1994.
(2) Since Russell 2000 Value Index is comprised of securities in The Russell 2000 Index with a less than average growth orientation. Companies in this index generally have low price to book and price-earnings ratios.
(3) Since August 31, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                  CLASS A SHARES         CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                               1.00%                  1.00%
Distribution and Service (12b-1) Fees                                  0.10%                  0.75%
Other Expenses                                                         0.40%                  0.40%
                                                                       -----                  -----
Total Annual Fund Operating Expenses                                   1.50%(3)               2.15%
------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Small Cap Value Fund-- Class A Shares                     1.44%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $694                 $998                $1,323               $2,242
CLASS B SHARES                            $718                $1,073               $1,354               $2,315

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $218                 $673               $1,154               $2,315

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                  Capital appreciation

INVESTMENT FOCUS                                 Small cap equity securities

SHARE PRICE VOLATILITY                           High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in growth-oriented
                                                 equity securities of smaller
                                                 issuers

INVESTOR PROFILE                                 Investors seeking capital
                                                 appreciation, who are willing
                                                 to accept the risk of share
                                                 price volatility that may
                                                 accompany small cap investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA SMALL CAP GROWTH FUND




The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in securities of companies with small stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings, and cash flow. Purchase decision are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities, and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization", desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.


The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA SMALL CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, small cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                       1998                          7.28%

                      BEST QUARTER                WORST QUARTER
                         22.67%                      -21.18%
                       (12/31/98)                   (9/30/98)

The Fund's performance from January 1, 1999 to June 30, 1999 was -2.38%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE RUSSELL 2000 GROWTH INDEX.

CLASS A SHARES                                    1 YEAR             SINCE INCEPTION
----------------------------------------------------------------------------------------
ARMADA SMALL CAP GROWTH FUND                      1.39%                  6.03%(1)
RUSSELL 2000 GROWTH INDEX(2)                     -2.55%                  0.81%(3)


(1) Since August 1, 1997.
(2) The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation.
(3) Since August 31, 1997.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      1.00%                   1.00%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.42%                   0.42%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.52%(3)                2.17%
----------------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Small Cap Growth Fund-- Class A Shares                          1.46%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $696                $1,004               $1,333               $2,263
CLASS B SHARES                            $720                $1,079               $1,364               $2,336

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                            $220                 $679                $1,164               $2,336


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                               Capital appreciation

INVESTMENT FOCUS                              Large cap equity securities

SHARE PRICE VOLATILITY                        High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                 Investing in growth-oriented
                                              common stocks of larger issuers

INVESTOR PROFILE                              Investors seeking capital
                                              appreciation and who are willing
                                              to accept the risk of investing
                                              in equity securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY GROWTH FUND


The Armada Equity Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote. The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalization. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below would.

                        1992                          6.05%
                        1993                         -0.47%
                        1994                         -0.94%
                        1995                         28.51%
                        1996                         19.98%
                        1997                         36.34%
                        1998                         28.74%

                       BEST QUARTER                WORST QUARTER
                          22.85%                       -9.00%
                        (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 8.77%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS A SHARES                                1 YEAR         5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------
ARMADA EQUITY GROWTH FUND                     21.66%         20.43%          15.61%(1)
S&P 500 COMPOSITE INDEX(2)                    28.60%         24.05%          19.64%(3)


(1) Since April 15, 1991.
(2) The S&P 500 Composite Index is a widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.
(3) Since April 30, 1991.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of   offering
price)(1)                                                                                 5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)2                None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                  CLASS A SHARES         CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                               0.75%                  0.75%
Distribution and Service (12b-1) Fees                                  0.10%                  0.75%
Other Expenses                                                         0.38%                  0.38%
                                                                       -----                  -----
Total Annual Fund Operating Expenses                                   1.23%(3)               1.88%
------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Equity Growth Fund-- Class A Shares                   1.17%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $668                 $919               $1,188               $1,957
CLASS B SHARES                             $691                 $991               $1,216               $2,030

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $191                $591                $1,016               $2,030

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TAX MANAGED EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation, while
                                           minimizing the impact of taxes

INVESTMENT FOCUS                           Equity securities

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in common stock using
                                           strategies designed to minimize the
                                           impact of taxes

INVESTOR PROFILE                           Investors who are seeking capital
                                           appreciation while minimizing the
                                           impact of taxes and who are willing
                                           to accept the risk of investing in
                                           equity securities

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TAX MANAGED EQUITY FUND


The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while minimizing the impact of taxes on shareholders' returns. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the Fund's total assets in common stocks. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Equity securities of foreign issuers include common, preferred and convertible bonds, of companies headquartered outside the United States. The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to minimize the realization of taxable gains by investing in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum. The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may redeem in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA TAX MANAGED EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION


The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


                         1989                         29.63%
                         1990                         -1.08%
                         1991                         34.07%
                         1992                          6.89%
                         1993                          1.20%
                         1994                         -1.85%
                         1995                         29.51%
                         1996                         20.64%
                         1997                         39.06%
                         1998                         37.25%
                        BEST QUARTER                WORST QUARTER
                           23.02%                      -14.38%
                         (12/31/98)                   (9/30/90)



The Fund's performance from January 1, 1999 to June 30, 1999 was 7.44%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS A SHARES                                             1 YEAR           5 YEARS        10 YEARS        SINCE
                                                                                                         INCEPTION
------------------------------------------------------------------------------------------------------ ---------------
ARMADA TAX MANAGED EQUITY FUND                             29.74%           22.57%          17.80%        17.65%(1)
S&P 500 COMPOSITE INDEX (2)                                28.60%           24.05%          19.19%        18.97%(1)



(1) Since June 30, 1984.
(2) The S&P 500 Composite Index is widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.


The performance of the Armada Tax Managed Equity Fund for the period prior to May 11, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. At the time of the Tax Managed Equity Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the Tax Managed Equity Fund's commencement of operations, on May 11, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.


The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the Tax Managed Equity Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.75%                   0.75%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.40%                   0.40%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.25%(3)                1.90%
----------------------------------------------------------------------------------------------------------------------


(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:



         Armada Tax Managed Equity Fund-- Class A Shares                  1.19%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $670                 $925                $1,199               $1,978
CLASS B SHARES                            $693                 $997                $1,226               $2,051

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $193                 $597               $1,026               $2,051

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA CORE EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Large cap common stocks

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in large capitalization
                                           common stocks

INVESTOR PROFILE                           Investors seeking capital
                                           appreciation, who are willing to
                                           accept the risk of investing in
                                           equity securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA CORE EQUITY FUND


The Armada Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalizations. The Sub-Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that meet the Sub-Adviser's criteria for five-year annual earnings-per-share growth rates and which exhibit no decline in the normalized annual earnings-per-share rate during the last five years; (2) common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Composite Index; and
(3) common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Composite Index.


The Sub-Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.


The sell discipline involves the monitoring of each company's fundamental, valuation, and technical measures. If one of these measures is unfavorable, an immediate review of that company is performed. If two of these three measures are unfavorable, that stock is sold. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities.


The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA CORE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.


The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below would.



                       1998                         31.99%
                      BEST QUARTER                WORST QUARTER
                         25.04%                       -6.90%
                       (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 12.87%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS A SHARES                                    1 YEAR                SINCE INCEPTION
-------------------------------------------------------------------------------------------
ARMADA CORE EQUITY FUND                           24.68%                    19.13%(1)
S&P 500 COMPOSITE INDEX(2)                        28.60%                    28.38%(3)


(1) Since August 1, 1997.
(2) The S&P 500 Composite Index is a widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.
(3)Since August 31, 1997.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.75%                   0.75%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.37%                   0.37%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.22%(3)                1.87%
----------------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares.
(2) This amount applies to redemptions during the first and second years.
The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares.
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Core Equity Fund-- Class A Shares                         1.16%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $667                 $916                $1,183               $1,946
CLASS B SHARES                            $690                 $988                $1,211               $2,019

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $190                 $588               $1,011               $2,019


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY INDEX FUND

FUND SUMMARY



INVESTMENT GOAL                            To approximate, before Fund expenses,
                                           the investment results of the S&P 500
                                           Composite Index

INVESTMENT FOCUS                           Common stocks of larger issuers

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY              Investing in stocks that comprise the
                                           S&P 500 Composite Index


INVESTOR PROFILE                           Investors seeking returns similar to
                                           the S&P 500 Composite Index, who are
                                           willing to accept the risk of
                                           investing in equity securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY INDEX FUND


The Armada Equity Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Index by investing in securities comprising the S&P 500 Composite Index. The investment objective may be changed without a shareholder vote. The S&P 500 Composite Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Index in exactly the same proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses).


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY INDEX FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, the S&P 500 Composite Index of common stocks, may underperform other equity market segments or the equity market as a whole.


The Fund's ability to duplicate the performance of the S&P 500 Composite Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Class A because it has not completed a full calendar year of operations.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES
-----------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None
Exchange Fee                                                                              None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                               CLASS A SHARES
-----------------------------------------------------------------------------------
Investment Advisory Fees                                            0.35%
Distribution and Service (12b-1) Fees                               0.10%
Other Expenses                                                      0.41%
                                                                   --------
Total Annual Fund Operating Expenses                                0.86%(2)
-----------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares.
(2) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Equity Index Fund-- Class A Shares                     0.61%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD YOUR EXPENSES WOULD BE:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $459                 $639                $834                $1,396


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Income producing equity
                                           securities

SHARE PRICE VOLATILITY                     Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in equity securities that
                                           provide a higher yield than the
                                           general market

INVESTOR PROFILE                           Investors seeking an income component
                                           as well as capital appreciation and
                                           who are willing to accept the risk of
                                           investing in equity securities




PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY INCOME FUND




The Armada Equity Income Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded equity securities which, in the aggregate, provide a premium current yield. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The Fund normally invests at least 80% of its total assets in common stocks and securities convertible into common stocks of companies that have the ability to pay dividends with a yield above the S&P 500 Composite Index. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. The investment objective may be changed without a shareholder vote. In buying and selling securities for the Fund, the Adviser emphasizes equity securities that provide a higher yield than the general market. The Fund will generally sell securities when their yields approach a market yield or they otherwise fail to satisfy investment criteria.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY INCOME FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, income producing equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below would.

                        1995                         27.37%
                        1996                         17.89%
                        1997                         28.87%
                        1998                          9.77%

                       BEST QUARTER                WORST QUARTER
                          12.50%                       -8.97%
                        (6/30/97)                    (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 10.73%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 BARRA/VALUE INDEX.


CLASS A SHARES                                1 YEAR      SINCE INCEPTION
---------------------------------------------------------------------------
ARMADA EQUITY INCOME FUND                     3.72%           16.79%(1)
S&P 500 BARRA/VALUE INDEX(2)                  14.68%          22.21%(3)

(1) Since August 22, 1994.
(2) The S&P 500 Barra/Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than average price-to-book ratio.
(3) Since August 31, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.75%                   0.75%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.39%                   0.39%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.24%(3)                1.89%
----------------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

         Armada Equity Income Fund--Class A Shares                       1.18%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $669                 $922                $1,194               $1,967
CLASS B SHARES                            $692                 $994                $1,221               $2,040

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $192                 $594               $1,021               $2,040


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA BALANCED ALLOCATION FUND

FUND SUMMARY


INVESTMENT GOAL                            Long-term capital appreciation and
                                           current income

INVESTMENT FOCUS                           A combination of growth-oriented
                                           common stocks, fixed income
                                           securities and cash equivalents

SHARE PRICE VOLATILITY                     Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in a diversified portfolio
                                           of growth-oriented common stocks,
                                           investment grade fixed income
                                           securities and cash equivalents with
                                           varying asset allocations depending
                                           on the Adviser's assessment of
                                           market conditions



INVESTOR PROFILE                           Investors seeking a broad
                                           diversification by asset class and
                                           style to manage risk and provide the
                                           potential for above-average total
                                           returns (as gauged by the returns
                                           of the S&P 500 Composite Index and
                                           the Lehman Brothers Aggregate Bond
                                           Index)

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA BALANCED ALLOCATION FUND




The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote. The Fund intends to invest 50% to 70% of its net assets in common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalent securities. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which include common preferred and convertible bonds of companies headquartered outside the United States). The Fund also invests in small capitalization companies. The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA BALANCED ALLOCATION FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its market segments, investment grade fixed income and growth-oriented equity securities, may underperform other fixed income or equity market segments or the fixed income or equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Class A and B Shares because neither has completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                CLASS A SHARES          CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                            0.75%                    0.75%
Distribution and Service (12b-1) Fees                               0.10%                    0.75%
Other Expenses                                                      0.46%                    0.46%
                                                                    -----                    -----
Total Annual Fund Operating Expenses                                1.31%(3)                 1.96%
------------------------------------------------------------------------------------------------------------


(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

         Armada Balanced Allocation Fund--Class A Shares                  1.25%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $602                 $870                $1,159               $1,979
CLASS B SHARES                            $699                $1,015               $1,257               $2,115

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $199                 $615               $1,057               $2,115


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TOTAL RETURN ADVANTAGE FUND

FUND SUMMARY


INVESTMENT GOAL                            Current income as well as
                                           preservation of capital

INVESTMENT FOCUS                           Investment grade fixed income
                                           securities

SHARE PRICE VOLATILITY                     Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in investment grade
                                           fixed income securities while
                                           maintaining an average dollar-
                                           weighted maturity of between four
                                           and twelve years

INVESTOR PROFILE                           Investors seeking total return
                                           with less price volatility than
                                           would be the case if the Fund
                                           were to invest in equity securities
                                           and who are willing to accept the
                                           risks of investing in fixed income
                                           securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TOTAL RETURN ADVANTAGE FUND




The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Fixed income securities are designed to provide a fixed rate of interest at maturity and return the principal value at the end of the term. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are non-rated or rated below investment grade, sometimes known as "junk bonds."

The Fund generally maintains an average dollar-weighted maturity of between four and twelve years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TOTAL RETURN ADVANTAGE FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the full faith and credit of the United States, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Examples of agencies and instrumentalities of the U.S. government include GNMA and TV Authority.

The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                       1995                         18.37%
                       1996                          2.86%
                       1997                          8.54%
                       1998                          8.68%

                      BEST QUARTER                WORST QUARTER
                         6.28%                        -2.58%
                       (6/30/95)                    (3/31/96)


The Fund's performance from January 1, 1999 to June 30, 1999 was -2.72%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX.


CLASS A SHARES                                                    1 YEAR       SINCE INCEPTION
------------------------------------------------------------------------------------------------
ARMADA TOTAL RETURN ADVANTAGE FUND                                 3.51%           7.33%(1)
LEHMAN GOVERNMENT/CORPORATE BOND INDEX(2)                          9.47%           9.66%(3)


(1) Since September 6, 1994.
(2) The Lehman Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.
(3) Since September 30, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of   offering
price)(1)                                                                                 4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.34%                   0.39%
                                                                         --------------           --------------
Total Annual Fund Operating Expenses                                          1.09%(3)                1.69%(3)
----------------------------------------------------------------------------------------------------------------------

(1) This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3) The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

         Armada Total Return Advantage Fund--Class A Shares                     0.74%
         Armada Total Return Advantage Fund--Class B Shares                     1.49%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $576                 $790                $1,022               $1,686
CLASS B SHARES                            $672                 $933                $1,118               $1,823

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $172                 $533                $918                $1,823


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA BOND FUND

FUND SUMMARY


INVESTMENT GOAL                                        Current income as well as
                                                       preservation of capital

INVESTMENT FOCUS                                       Investment-grade fixed
                                                       income securities

SHARE PRICE VOLATILITY                                 Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                          Investing in a
                                                       diversified portfolio of
                                                       investment-grade
                                                       fixed income securities,
                                                       which maintains a
                                                       dollar-weighted
                                                       average maturity of
                                                       between four and twelve
                                                       years

INVESTOR PROFILE                                       Investors seeking current
                                                       income, and who are
                                                       willing to accept the
                                                       risks of investing in
                                                       fixed income securities

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA BOND FUND


The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Investment-grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interests of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                       1997                          7.71%
                       1998                          8.19%


                      BEST QUARTER                WORST QUARTER
                         4.59%                        -0.12%
                       (9/30/98)                    (12/31/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was -2.09%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN AGGREGATE BOND INDEX.

CLASS A SHARES                                            1 YEAR     SINCE INCEPTION
-------------------------------------------------------------------------------------
ARMADA BOND FUND                                           3.05%         6.12%(1)
LEHMAN AGGREGATE BOND INDEX(2)                             8.67%         9.55%(3)


(1)Since September 11, 1996.
(2)The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.
(3)Since September 30, 1996.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                   CLASS A SHARES         CLASS B SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                0.55%                 0.55%
Distribution and Service (12b-1) Fees                                   0.10%                 0.75%
Other Expenses                                                          0.39%                 0.39%
                                                                        -----                 -----
Total Annual Fund Operating Expenses                                    1.04%(3)              1.69%
-----------------------------------------------------------------------------------------------------------




(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Bond Fund - Class A Shares                          0.98%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $576                 $790                $1,022               $1,686
CLASS B SHARES                            $672                 $933                $1,118               $1,823

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $172                 $533                $918                $1,823


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA INTERMEDIATE BOND FUND

FUND SUMMARY



INVESTMENT GOAL                                        High current income as
                                                       well as preservation of
                                                       capital

INVESTMENT FOCUS                                       Investment grade fixed
                                                       income securities

SHARE PRICE VOLATILITY                                 Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                          Investing in investment
                                                       grade fixed income
                                                       securities, while
                                                       maintaining a
                                                       dollar-weighted average
                                                       maturity of between two
                                                       and ten years

INVESTOR PROFILE                                       Investors seeking current
                                                       income, and who are
                                                       willing to accept the
                                                       risks of investing in
                                                       fixed income securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA INTERMEDIATE BOND FUND




The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in domestic and foreign investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average maturity of between three and ten years.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA INTERMEDIATE BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                       1992                          6.91%
                       1993                         10.81%
                       1994                         -4.78%
                       1995                         15.39%
                       1996                          2.77%
                       1997                          6.67%
                       1998                          7.44%

                      BEST QUARTER                WORST QUARTER
                         5.33%                        -3.34%
                       (6/30/95)                    (3/31/94)


The Fund's performance from January 1, 1999 to June 30, 1999 was -1.26%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

CLASS A SHARES                                                          1 YEAR         5 YEARS     SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------------
ARMADA INTERMEDIATE BOND FUND                                           2.32%           4.27%           6.45%(1)
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(2)                  8.42%           6.59%           7.77%(3)


(1)Since April 15, 1991.
(2)The Lehman Intermediate Government/Corporate Bond Index is representative of intermediate-term bonds.
(3)Since April 30, 1991.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.




SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
  offering price)(1)                                                                      4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.40%                   0.40%
                                                                              ----                    -----
Total Annual Fund Operating Expenses                                          1.05%(3)                1.70%(3)
----------------------------------------------------------------------------------------------------------------------


(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Intermediate Bond Fund - Class A Shares             0.84%
         Armada Intermediate Bond Fund - Class B Shares             1.55%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $577                 $793                $1,027               $1,697
CLASS B SHARES                            $673                 $936                $1,123               $1,834

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $173                 $536                $923                $1,834


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA GNMA FUND

FUND SUMMARY


INVESTMENT GOAL                                        Current income as well as
                                                       preservation of capital

INVESTMENT FOCUS                                       Mortgage-backed
                                                       securities


SHARE PRICE VOLATILITY                                 Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY                          Investing in
                                                       mortgage-backed
                                                       securities guaranteed by
                                                       the Government National
                                                       Mortgage Association
                                                       (GNMA)


INVESTOR PROFILE                                       Investors seeking current
                                                       income, and who are
                                                       willing to accept the
                                                       risks of investing in
                                                       mortgage-backed
                                                       securities




PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA GNMA FUND


The Armada GNMA Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in mortgage-backed securities guaranteed by GNMA. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in mortgage-backed securities guaranteed by GNMA, which is an agency of the U.S. government established to supervise and finance certain types of mortgages. In addition to mortgage-backed securities, the Fund invests in other types of investment grade fixed income securities such as Treasuries, agencies, asset-backed securities and commercial paper.


In buying and selling securities for the Fund, the Adviser assesses current and projected market conditions by considering a number of factors including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors.


The Fund's dollar-weighted average portfolio maturity will be between three and ten years. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA GNMA FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

The Fund is also subject to the risk that its market segment, mortgage-backed securities, may underperform other fixed income market segments or the fixed income market as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                        1997                          9.03%
                        1998                          6.34%

                       BEST QUARTER                WORST QUARTER
                          4.05%                        -0.07%
                        (6/30/97)                    (3/31/97)


The Fund's performance from January 1, 1999 to June 30, 1999 was -0.36%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN GNMA INDEX.

CLASS A SHARES                                    1 YEAR               SINCE INCEPTION
--------------------------------------------------------------------------------------------
ARMADA GNMA FUND                                  1.33%                    6.22%(1)
LEHMAN GNMA INDEX(2)                              6.91%                    8.66%(3)


(1)Since September 11, 1996.
(2)The Lehman GNMA Index trades GNMA issues, including single family, mobile home, midgets and graduated payments components.
(3)Since September 30, 1996.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.




SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.43%                   0.43%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.08%(3)                1.73%
----------------------------------------------------------------------------------------------------------------------


(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:




     Armada GNMA Fund - Class A Shares                           1.02%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $580                 $802                $1,042               $1,730
CLASS B SHARES                            $676                 $945                $1,139               $1,867

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $176                 $545                $939                $1,867


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA ENHANCED INCOME FUND

FUND SUMMARY


INVESTMENT GOAL                                        Current income as well as
                                                       preservation of capital

INVESTMENT FOCUS                                       Investment grade debt
                                                       securities



SHARE PRICE VOLATILITY                                 Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                          Investing in investment
                                                       grade fixed income
                                                       securities, while
                                                       maintaining a
                                                       dollar-weighted average
                                                       maturity of between one
                                                       and five years

INVESTOR PROFILE                                       Investors seeking total
                                                       return and who are
                                                       willing to accept some
                                                       risks of price
                                                       volatility



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA ENHANCED INCOME FUND




The Armada Enhanced Income Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade debt securities of all types, including obligations of corporate and government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average dollar-weighted portfolio maturity of between one and five years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA ENHANCED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                     1995                          7.60%
                     1996                          5.18%
                     1997                          6.33%
                     1998                          6.58%


                    BEST QUARTER                WORST QUARTER
                       3.12%                        0.53%
                     (9/30/98)                    (3/31/97)


The Fund's performance from January 1, 1999 to June 30, 1999 was 1.13%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX.

CLASS A SHARES                                         1 YEAR             SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA ENHANCED INCOME FUND                             3.70%                 5.53%(1)
MERRILL LYNCH 1-3 YEAR
  GOVERNMENT/CORPORATE INDEX(2)                         7.01%                 6.98%(3)


(1)Since September 9, 1994.


(2)This is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. ET. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.


(3)Since September 30, 1994.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
   price)(1)                                                                              2.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.45%                   0.45%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.28%                   0.28%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          0.83%(3)                1.48%(3)
----------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

         Armada Enhanced Income Fund -- Class A Shares              0.63%
         Armada Enhanced Income Fund -- Class B Shares              1.38%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD YOUR EXPENSES WOULD BE:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $357                 $533                 $723               $1,272
CLASS B SHARES                             $651                 $868               $1,008               $1,591

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD YOUR EXPENSES WOULD BE:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $151                 $468                $808                $1,591

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA OHIO TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                        Current income exempt
                                                       from federal income and,
                                                       to the extent possible,
                                                       Ohio personal income
                                                       taxes, consistent with
                                                       conservation of capital

INVESTMENT FOCUS                                       Ohio municipal securities

SHARE PRICE VOLATILITY                                 Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                          Investing in municipal
                                                       obligations that pay
                                                       interest that is exempt
                                                       from federal income and
                                                       Ohio personal income
                                                       taxes

INVESTOR PROFILE                                       Investors seeking tax
                                                       exempt current income,
                                                       and who are willing to
                                                       accept moderate share
                                                       price volatility

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA OHIO TAX EXEMPT BOND FUND

The Armada Ohio Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Ohio personal income taxes (Ohio municipal securities). However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. The Fund may invest up to 20% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.


The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA OHIO TAX EXEMPT BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, tax exempt municipal securities, may underperform other fixed income market segments or the fixed income market as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's focus of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1992                          6.82%
                                   1993                         10.14%
                                   1994                         -4.19%
                                   1995                         13.37%
                                   1996                          3.92%
                                   1997                          7.35%
                                   1998                          5.25%

                                  BEST QUARTER                WORST QUARTER
                                     5.04%                        -4.89%
                                   (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 1999 to June 30, 1999 was -1.28%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                                 1 YEAR         5 YEARS      SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA OHIO TAX EXEMPT BOND FUND                                2.13%          4.35%            5.76%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(2)                           6.23%          5.80%            7.19%(3)

(1)Since April 15, 1991.
(2)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.
(3)Since April 30, 1991.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
   price)(1)                                                                              3.00%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.25%                   0.25%
                                                                              -----                   -----
Total Annual Fund Operating Expenses(3)                                       0.90%                   1.55%
----------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

     Armada Ohio Tax Exempt Bond Fund -- Class A Shares          0.69%
     Armada Ohio Tax Exempt Bond Fund -- Class B Shares          1.40%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $389                 $578                  $784               $1,375
CLASS B SHARES                            $658                 $890                $1,045               $1,669

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $158                 $490                $845                $1,669

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

FUND SUMMARY

INVESTMENT GOAL                                        Current income exempt
                                                       from both regular federal
                                                       income tax and, to the
                                                       extent possible,
                                                       Pennsylvania personal
                                                       income tax as is
                                                       consistent with
                                                       conservation of capital

INVESTMENT FOCUS                                       Pennsylvania municipal
                                                       securities

SHARE PRICE VOLATILITY                                 Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                          Investing in municipal
                                                       obligations that pay
                                                       interest that is exempt
                                                       from federal income and
                                                       Pennsylvania personal
                                                       income taxes

INVESTOR PROFILE                                       Investors seeking tax
                                                       exempt current income,
                                                       and who are willing to
                                                       accept moderate share
                                                       price volatility

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

The Armada Pennsylvania Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Pennsylvania personal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its net assets in debt securities issued by the Commonwealth of Pennsylvania, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes (Pennsylvania municipal securities). However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, tax free municipal securities, may underperform other fixed income market segments or the fixed income market as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's focus of investments in securities of issuers located in a single state subjects the Fund to economic conditions and government policies within that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1997                          6.83%
                                   1998                          5.62%

                                  BEST QUARTER                WORST QUARTER
                                     2.88%                        -0.14%
                                   (9/30/98)                    (3/31/97)

The Fund's performance from January 1, 1999 to June 30, 1999 was -1.23%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998, TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.

CLASS A SHARES                                                 1 YEAR       SINCE INCEPTION
---------------------------------------------------------------------------------------------
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND                         2.49%           5.26%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(2)                           6.23%           7.31%(3)

(1)Since September 11, 1996
(2)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.
(3)Since September 30, 1996.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
   price)(1)                                                                              3.00%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.29%                   0.29%
                                                                              -----                   -----
Total Annual Fund Operating Expenses(3)                                       0.94%                   1.59%
----------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory fee waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

     Armada Pennsylvania Municipal Bond Fund- Class A Shares          0.69%
     Armada Pennsylvania Municipal Bond Fund- Class B Shares          1.44%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $393                 $591                  $804               $1,420
CLASS B SHARES                            $662                 $902                $1,066               $1,713

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $162                 $502                $866                $1,713

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA NATIONAL TAX EXEMPT BOND FUND

FUND SUMMARY

INVESTMENT GOAL                          Current income exempt from federal
                                         income tax as is consistent with
                                         conservation of capital

INVESTMENT FOCUS                         Municipal securities

SHARE PRICE VOLATILITY                   Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY            Investing in municipal obligations that
                                         pay interest that is exempt from
                                         federal income tax

INVESTOR PROFILE                         Investors seeking tax exempt current
                                         income, and who are willing to accept
                                         moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA NATIONAL TAX EXEMPT BOND FUND

The Armada National Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its net assets in debt securities that generate income exempt from federal income tax. However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends will be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. The Fund may invest up to 20% of its total assets in private activity bonds, the income of which may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund invests in municipal securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.

The Fund primarily invests only in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency. The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA NATIONAL TAX EXEMPT BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that its market segment, tax exempt securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1989                          9.79%
                                   1990                          4.65%
                                   1991                          8.45%
                                   1992                          9.74%
                                   1993                         11.76%
                                   1994                         -4.58%
                                   1995                         14.05%
                                   1996                         -1.07%
                                   1997                          6.57%
                                   1998                          5.85%

                                  BEST QUARTER                WORST QUARTER
                                     5.44%                        -4.13%
                                   (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 1999 to June 30, 1999 was -1.19%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN 10 YEAR MUNI BOND INDEX.


CLASS A SHARES                                     1 YEAR         5 YEARS         10 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------------------------------------
ARMADA NATIONAL TAX EXEMPT FUND                     0.83%          2.95%           5.86%             6.88%(1)
LEHMAN 10 YEAR MUNI BOND INDEX(2)                   6.76%          6.35%           8.32%             X.XX%(3)

(1)Since July 31, 1984
(2)The Lehman 10 Year Muni Bond Index is a road based total return index. The bonds are all investment grade, fixed rate with maturities of 9-12 years and are selected from issues larger than $50 million dated since January 1984.
(3)Since July 31, 1984

The performance of the National Tax Exempt Bond Fund for the period prior to June 22, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the National Tax Exempt Bond Fund. At the time of the National Tax Exempt Bond Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the National Tax Exempt Bond Fund's commencement of operations, on June 22, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the National Tax Exempt Bond Fund.

The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the National Tax Exempt Bond Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
  price)(1)                                                                               4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
  Distributions (as a percentage of offering price)                                       None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.25%                   0.25%
                                                                              -----                   -----
Total Annual Fund Operating Expenses(3)                                       0.90%                   1.55%
--------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory fee waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

     Armada National Tax Exempt Bond Fund-- Class A Shares          0.69%
     Armada National Tax Exempt Bond Fund-- Class B Shares          1.40%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                            $562                 $748                 $950                $1,530
CLASS B SHARES                            $658                 $890                $1,045               $1,669

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $158                 $490                $845                $1,669

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income exempt from regular
                                        federal income tax and Ohio personal
                                        income tax, consistent with stability of principal


INVESTMENT FOCUS                        Ohio municipal money market instruments

SHARE PRICE VOLATILITY                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities designed to
                                        allow the Fund to maintain a stable net
                                        asset value of $1.00 per share


INVESTOR PROFILE                        Conservative taxable investors in higher
                                        tax brackets seeking current income
                                        exempt from federal and Ohio income
                                        taxes

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA OHIO MUNICIPAL MONEY MARKET FUND

The Armada Ohio Municipal Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Ohio personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in high quality money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax (Ohio money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

The Fund may invest 100% of its assets in private activity bonds, the interest from which is a preference item for the federal alternative minimum tax. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Ohio money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA OHIO MUNICIPAL MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that its market segment, Ohio municipal money market securities, may underperform other fixed income market segments or the fixed income market as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Class A Shares because it has not completed a full calendar year of operations.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                      CLASS A SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                   0.35%
Distribution and Service (12b-1) Fees                      0.10%
Other Expenses                                             0.32%
                                                           -----
Total Annual Fund Operating Expenses                       0.77%(1)
------------------------------------------------------------------------

(1)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

   Armada Ohio Municipal Money Market Fund - Class A Shares                0.51%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                               1 YEAR             3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                  $79                 $246                $428                 $954

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income exempt from regular
                                        federal income tax and Pennsylvania
                                        personal income tax, consistent with
                                        stability of principal

INVESTMENT FOCUS                        Pennsylvania municipal money market
                                        instruments

SHARE PRICE VOLATILITY                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities designed to
                                        allow the Fund to maintain a stable net
                                        asset value of $1.00 per share

INVESTOR PROFILE                        Conservative taxable investors
                                        in higher tax brackets seeking current
                                        income exempt from federal and
                                        Pennsylvania income taxes

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

The Armada Pennsylvania Tax Exempt Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in high quality money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from regular federal income tax and Pennsylvania income tax (Pennsylvania municipal money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but it is not considered a preference item for purposes of the federal alternative minimum tax.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that its market segment, tax exempt money market securities, may underperform other fixed income market segments or the fixed income market as a whole.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1997                          3.33%
                                   1998                          2.98%

                                  BEST QUARTER                WORST QUARTER
                                     0.87%                        0.68%
                                   (6/30/97)                    (9/30/98)

The Fund's performance from January 1, 1999 to June 30, 1999 was 1.32%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.

CLASS A SHARES                                                    1 YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND                   2.98%        3.17%(1)

(1)Since September 11, 1996

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.40%
Distribution and Service (12b-1) Fees                                         0.10%
Other Expenses                                                                0.31%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.81%(1)
-------------------------------------------------------------------------------------------

(1)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

   Armada Pennsylvania Tax Exempt Money Market Fund-- Class A Shares       0.50%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR            3 YEARS            5 YEARS           10 YEARS
CLASS A SHARES                        $83               $259               $450              $1,002

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TAX EXEMPT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current interest income exempt from
                                        federal income tax consistent with
                                        stability of principal while maintaining liquidity

INVESTMENT FOCUS                        Municipal money market instruments

SHARE PRICE VOLATILITY                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of
                                        high quality short-term debt securities
                                        designed to allow the Fund to maintain a stable net asset value of $1.00 per share

INVESTOR PROFILE                        Conservative taxable investors in higher
                                        tax brackets seeking current income
                                        exempt from federal income taxes

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TAX EXEMPT MONEY MARKET FUND

The Armada Tax Exempt Money Market Fund's investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests primarily in high quality money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal taxes (municipal money market instruments). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in municipal securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TAX EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is also subject to the risk that its market segment, tax exempt money market instruments, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1992                          2.41%
                                   1993                          1.90%
                                   1994                          2.41%
                                   1995                          3.46%
                                   1996                          3.11%
                                   1997                          3.27%
                                   1998                          3.08%

                                  BEST QUARTER                WORST QUARTER
                                     0.91%                        0.43%
                                   (6/30/95)                    (3/31/93)

The Fund's performance from January 1, 1999 to June 30, 1999 was 1.30%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.

CLASS A SHARES                                            1 YEAR         5 YEARS        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
ARMADA TAX EXEMPT MONEY MARKET FUND                        3.08%          3.06%              2.91%*

Since April 1, 1991

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)(1)                                                                                 None             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.35%                   0.35%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.27%                   0.27%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          0.72%(3)                1.37%(3)
--------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

   Armada Tax Exempt Money Market Fund -- Class A Shares                  0.46%
   Armada Tax Exempt Money Market Fund -- Class B Shares                  1.17%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $74                 $230                 $401                 $894
CLASS B SHARES                            $639                 $834                 $950               $1,467

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $139                 $434                $750                $1,467

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income consistent with
                                        stability of principal while maintaining liquidity

INVESTMENT FOCUS                        Money market instruments

SHARE PRICE VOLATILITY                  Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities designed to
                                        allow the Fund to maintain a stable net
                                        asset value $1.00 per share

INVESTOR PROFILE                        Conservative investors seeking current
                                        income through a liquid investment

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MONEY MARKET FUND

The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs). The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.

In selecting investments for the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that its market segment, money market securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class B Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1992                          3.22%
                                   1993                          2.64%
                                   1994                          3.88%
                                   1995                          5.61%
                                   1996                          5.09%
                                   1997                          5.22%
                                   1998                          5.11%

                                  BEST QUARTER                WORST QUARTER
                                     1.40%                        0.64%
                                  (6/30/95)                    (6/30/93)

The Fund's performance from January 1, 1999 to June 30, 1999 was 2.21%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.

CLASS A SHARES                                1 YEAR         5 YEARS    SINCE INCEPTION
---------------------------------------------------------------------------------------
ARMADA MONEY MARKET FUND                      5.11%           4.98%           4.48%(1)

(1)Since April 1, 1991

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           CLASS A SHARES   CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of   offering
price)(1)                                                                                 None             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.35%                   0.35%
Distribution and Service (12b-1) Fees                                         0.10%                   0.75%
Other Expenses                                                                0.25%                   0.25%
                                                                              ----                    ----
Total Annual Fund Operating Expenses                                          0.70%(3)                1.35%(3)
--------------------------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

   Armada Money Market Fund -- Class A Shares                             0.54%
   Armada Money Market Fund -- Class B Shares                             1.25%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                             $72                 $224                 $390                 $871
CLASS B SHARES                            $637                 $828                 $939                $1,444

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS B SHARES                             $137                 $428                $739                $1,444

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA GOVERNMENT MONEY MARKET FUND

FUND SUMMARY

INVESTMENT GOAL                         High current income consistent with
                                        stability of principal while maintaining liquidity

INVESTMENT FOCUS                        Money market instruments issued or
                                        guaranteed by the U.S. government, its
                                        agencies and instrumentalities and
                                        repurchase agreements

SHARE PRICE VOLATILITY                  Very Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY           Investing in a portfolio of high quality
                                        short-term debt securities issued by the U.S. government, its agencies and instrumentalities and repurchase agreements related to such securities designed to allow the Fund to maintain a stable net asset value of $1.00 per share


INVESTOR PROFILE                        Conservative investors seeking current
                                        income through a liquid investment

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA GOVERNMENT MONEY MARKET FUND

The Armada Government Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies and instrumentalities and repurchase agreements.

In managing the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA GOVERNMENT MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the

U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its market segment, money market instruments issued or guaranteed by the U.S. government, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

                                   1992                          3.25%
                                   1993                          2.63%
                                   1994                          3.81%
                                   1995                          5.53%
                                   1996                          5.04%
                                   1997                          5.14%
                                   1998                          4.98%

                                  BEST QUARTER                WORST QUARTER
                                     1.39%                        0.64%
                                   (6/30/95)                    (3/31/93)

The Fund's performance from January 1, 1999 to June 30, 1999 was 2.17%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.

CLASS A SHARES                                          1 YEAR         5 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------
ARMADA GOVERNMENT MONEY MARKET FUND                      4.98%          4.90%          4.40%(1)

(1)Since April 1, 1991

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                         CLASS A SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                      0.35%
Distribution and Service (12b-1) Fees                                         0.10%
Other Expenses                                                                0.25%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.70%(1)
-------------------------------------------------------------------------------------------

(1)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

   Armada Government Money Market Fund -- Class A Shares                  0.54%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
CLASS A SHARES                              $72                 $224                $390                 $871

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TREASURY MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                                 High current income consistent
                                                with stability of principal
                                                while maintaining liquidity

INVESTMENT FOCUS                                U.S. Treasury securities

SHARE PRICE VOLATILITY                          Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                   Investing in a portfolio of high
                                                quality short-term obligations
                                                of the U.S. Treasury designed to
                                                allow the Fund to maintain a
                                                stable net asset value of $1.00
                                                per share

INVESTOR PROFILE                                Conservative investors seeking
                                                current income through a liquid
                                                investment

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TREASURY MONEY MARKET FUND

The Armada Treasury Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations.

In managing the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TREASURY MONEY MARKET FUND

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The Fund is also subject to the risk that its market segment, U.S. Treasury securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


                                   1995                          5.27%
                                   1996                          4.75%
                                   1997                          4.81%
                                   1998                          4.54%

                                  BEST QUARTER                WORST QUARTER
                                     1.34%                        1.00%
                                   (6/30/95)                    (12/31/98)

The Fund's performance from January 1, 1999 to June 30, 1999 was 1.99%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS A SHARES                                      1 YEAR        SINCE INCEPTION
---------------------------------------------- ----------------- -------------------
ARMADA TREASURY MONEY MARKET FUND                   4.54%              4.84%(1)

(1)Since December 22, 1994

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES
--------------------------------------------------------------------- ----------------------
Investment Advisory Fees                                                      0.30%
Distribution and Service (12b-1) Fees                                         0.10%
Other Expenses                                                                0.28%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.68%(1)
--------------------------------------------------------------------- ----------------------

(1)The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:

     Armada Treasury Money Market Fund -- Class A Shares                           0.57%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                      1 YEAR             3 YEARS              5 YEARS            10 YEARS
CLASS A SHARES                         $69                 $218                $379                $847

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA MID CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                                 Capital appreciation

INVESTMENT FOCUS                                Mid-cap equity securities

SHARE PRICE VOLATILITY                          High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                   Investing in growth-oriented equity securities of
                                                medium-sized issuers

INVESTOR PROFILE                                Investors seeking capital growth, and who are willing to
                                                accept the risks of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MID CAP GROWTH FUND

The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in securities of companies with mid cap stock market capitalization. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.

The Fund considers a "mid-capitalization (mid cap)" company to be one that has a comparable market capitalization as the companies in the Russell Mid Cap Growth Index.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA MID CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, mid cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for the Class A and B Shares because they are not yet operating.

The performance of Class A and Class B Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A SHARES   CLASS B SHARES
------------------------------------------------------------------------------------ ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                                     5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                          CLASS A SHARES             CLASS B SHARES
--------------------------------------------------- --------------------------- --------------------------
Investment Advisory Fees                                      1.00%                       1.00%
Distribution and Service (12b-1) Fees(3)                      0.10%                       0.75%
Other Expenses(4)                                             0.47%                       0.47%
                                                              -----                       -----
Total Annual Fund Operating Expenses                          1.57%                       2.22%
--------------------------------------------------- --------------------------- --------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Administrator plans to waive a portion of its fees for the current fiscal year. The Administrator may revise or cancel this expense limitation at any time and will notify you of any material change.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS
CLASS A SHARES                            $701                $1,018
CLASS B SHARES                            $725                $1,094

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS
CLASS B SHARES                             $225                 $694

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA LARGE CAP ULTRA FUND

FUND SUMMARY


INVESTMENT GOAL                                    Capital appreciation

INVESTMENT FOCUS                                   Large cap equity securities

SHARE PRICE VOLATILITY                             High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                      Investing in equity securities of large
                                                   companies that the Adviser believes have the potential
                                                   for long-term above-average growth

INVESTOR PROFILE                                   Investors seeking growth of capital, and who are willing
                                                   to accept the risks of investing in equity securities

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA LARGE CAP ULTRA FUND

The Armada Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the securities of companies with large market capitalizations.

The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals.

The Fund considers a "large capitalization (large cap)" company to be one that has a comparable market capitalization as the companies in the S&P 500 Barra Growth Index.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA LARGE CAP ULTRA FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for the Class A and B Shares because they are not yet operating.

The performance of Class A and Class B Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.



SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A SHARES   CLASS B SHARES
------------------------------------------------------------------------------------ ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                                     5.50%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                      0.75%                   0.75%
Distribution and Service (12b-1) Fees(3)                                      0.10%                   0.75%
Other Expenses(4)                                                             0.43%                   0.43%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.28%                   1.93%
--------------------------------------------------------------------- ---------------------- -------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Administrator plans to waive a portion of its fees for the current fiscal year. The Administrator may revise or cancel this expense limitation at any time and will notify you of any material change.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS
CLASS A SHARES                            $673                  $934
CLASS B SHARES                            $696                $1,006

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS
CLASS B SHARES                             $196                 $606

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA U.S. GOVERNMENT INCOME FUND

FUND SUMMARY


INVESTMENT GOAL                                  Current income as well as preservation of capital

INVESTMENT FOCUS                                 U.S. government securities

SHARE PRICE VOLATILITY                           Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in mortgage-related securities issued or
                                                 guaranteed by the U.S. government

INVESTOR PROFILE                                 Investors seeking current income, and who are willing to
                                                 accept the risks of investing in fixed income securities

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA U.S. GOVERNMENT INCOME FUND

The Armada U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote. The Fund invests normally at least 80% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 20% of the value of its total assets in mortgage-related debt securities and preferred stock of non-governmental issues and the same proportion of its total assets in non-governmental asset backed securities. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA U.S. GOVERNMENT INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, U.S. government securities, may underperform other fixed income market segments or the fixed income market as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for the Class A and B Shares because they are not yet operating.

The performance of Class A and Class B Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A SHARES   CLASS B SHARES
------------------------------------------------------------------------------------ ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                                     4.75%            None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions (as a percentage of offering price)                                      None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                      0.55%                   0.55%
Distribution and Service (12b-1) Fees(3)                                      0.10%                   0.75%
Other Expenses(4)                                                             0.43%                   0.43%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.08%                   1.73%
--------------------------------------------------------------------- ---------------------- -------------------------

(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Administrator plans to waive a portion of its fees for the current fiscal year. The Administrator may revise or cancel this expense limitation at any time and will notify you of any material change.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS
CLASS A SHARES                            $580                 $802
CLASS B SHARES                            $676                 $945

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS
CLASS B SHARES                             $176                 $545

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA MICHIGAN MUNICIPAL BOND FUND

FUND SUMMARY


INVESTMENT GOAL                                    Current income exempt from federal income tax and,
                                                   to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital

INVESTMENT FOCUS                                   Michigan tax exempt securities

SHARE PRICE VOLATILITY                             Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                      Investing in municipal obligations that pay interest
                                                   that is exempt from federal and Michigan state income
                                                   taxes

INVESTOR PROFILE                                   Investors seeking tax exempt current income, and who are
                                                   willing to accept moderate share price volatility

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MICHIGAN MUNICIPAL BOND FUND

The Armada Michigan Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote. The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal securities). The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund will normally invest at least 80% of the value of its total assets in Michigan municipal securities. However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax.

The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA MICHIGAN MUNICIPAL BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that its market segment, tax free municipal securities, may underperform other fixed income market segments or the fixed income market as a whole.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for the Class A and B Shares because they are not yet operating.

The performance of Class A and Class B Shares will differ due to differences in expenses.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                            CLASS A SHARES   CLASS B SHARES
------------------------------------------------------------------------------------ ---------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)(1)                                                                    4.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)(2)              None             5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
Distributions (as a percentage of offering price)                                         None             None
Redemption Fee (as a percentage of amount redeemed, if applicable)                        None             None
Exchange Fee                                                                              None             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                         CLASS A SHARES           CLASS B SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                      0.74%                   0.74%
Distribution and Service (12b-1) Fees(3)                                      0.10%                   0.75%
Other Expenses(4)                                                             0.43%                   0.43%
                                                                              -----                   -----
Total Annual Fund Operating Expenses                                          1.27%                   1.92%
--------------------------------------------------------------------- ---------------------- -------------------------


(1)This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Selling Fund Shares."
(3)The Administrator plans to waive a portion of its fees for the current fiscal year. The Administrator may revise or cancel this expense limitation at any time and will notify you of any material change.
(4)"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                         1 YEAR               3 YEARS
CLASS A SHARES                            $598                 $859
CLASS B SHARES                            $695                $1,002

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS
CLASS B SHARES                             $195                 $603

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TREASURY PLUS MONEY MARKET FUND

FUND SUMMARY


INVESTMENT GOAL                                  Current income consistent with liquidity and stability of
                                                 principal

INVESTMENT FOCUS                                 U.S. Treasury securities and repurchase agreements related to such securities

SHARE PRICE VOLATILITY                           Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in a portfolio of high quality short-term
                                                 obligations of the U.S. Treasury designed to allow
                                                 the Fund to maintain a stable net asset value of $1.00
                                                 per share

INVESTOR PROFILE                                 Investors seeking current income through a liquid and
                                                 stable investment

PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TREASURY PLUS MONEY MARKET FUND

The Armada Treasury Plus Money Market Fund's investment objective is to provide current income with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury and repurchase agreements related to such securities.

In managing the Fund, the Adviser assesses current and projected market conditions. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive trade off between risk and return.

As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TREASURY PLUS MONEY MARKET FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by the U.S. Treasury are backed by the U.S. Treasury.

The Fund is also subject to the risk that its market segment, U.S. treasury securities, may underperform other fixed income segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for the Class A Shares because they are not yet operating.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)



                                                                         CLASS A SHARES
--------------------------------------------------------------------- ----------------------
Investment Advisory Fees                                                      0.40%
Distribution and Service (12b-1) Fees(1)                                      0.10%
Other Expenses(2)                                                             0.31%
                                                                              -----
Total Annual Fund Operating Expenses                                          0.81%
--------------------------------------------------------------------- ----------------------


(1)The Administrator plans to waive a portion of its fees for the current fiscal year. The Administrator may revise or cancel this expense limitation at any time and will notify you of any material change.
(2)"Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                                                      1 YEAR                      3 YEARS
CLASS A SHARES                                          $83                        $259

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

MORE INFORMATION ABOUT RISK


EQUITY RISK-- Equity securities include public and privately   Armada International Equity Fund
issued equity securities, common and preferred stocks,         Armada Small Cap Value Fund
warrants, rights to subscribe to common stock and              Armada Small Cap Growth Fund
convertible securities, as well as instruments that attempt    Armada Equity Growth Fund
to track the price movement of equity indices.  Investments    Armada Tax Managed Equity Fund
in equity securities and equity derivatives in general are     Armada Core Equity Fund
subject to market risks that may cause their prices to         Armada Equity Index Fund
fluctuate over time.  The value of securities convertible      Armada Equity Income Fund
into equity securities, such as warrants or convertible        Armada Balanced Allocation Fund
debt, is also affected by prevailing interest rates, the       Armada Total Return Advantage Fund
credit quality of the issuer and any call provision.           Armada Enhanced Income Fund
Fluctuations in the value of equity securities in which a      Armada Mid Cap Growth Fund
mutual fund invests will cause a fund's net asset value to     Armada Large Cap Ultra Fund
fluctuate.  An investment in a portfolio of equity
securities may be more suitable for long-term investors who
can bear the risk of these share price fluctuations.

     CONVERTIBLE SECURITIES -- Convertible securities have     Armada Equity Growth Fund
     characteristics of both fixed income and equity           Armada Equity Income Fund
     securities. The value of the convertible security tends   Armada Balanced Allocation Fund
     to move with the market value of the underlying stock,    Armada Mid Cap Growth Fund
     but may also be affected by interest rates, credit        Armada Large Cap Ultra Fund
     quality of the issuer and any call provisions.


FIXED INCOME RISK-- The market value of fixed income           Armada Balanced Allocation Fund
investments change in response to interest rate changes and    Armada Total Return Advantage Fund
other factors.  During periods of falling interest rates,      Armada Bond Fund
the values of outstanding fixed income securities generally    Armada Intermediate Bond Fund
rise.  Moreover, while securities with longer maturities       Armada GNMA Fund
tend to produce higher yields, the prices of longer maturity   Armada Enhanced Income Fund
securities are also subject to greater market fluctuations     Armada Ohio Tax Exempt Bond Fund
as a result of changes in interest rates.  In addition to      Armada Pennsylvania Municipal Bond Fund
these fundamental risks, different types of fixed income       Armada National Tax Exempt Bond Fund
securities may be subject to the following additional risks:   Armada Ohio Municipal Money Market Fund
                                                               Armada Pennsylvania Tax Exempt Money Market Fund
                                                               Armada Tax Exempt Money Market Fund
                                                               Armada Money Market Fund
                                                               Armada Government Money Market Fund
                                                               Armada Treasury Money Market Fund
                                                               Armada U.S. Government Income Fund
                                                               Armada Michigan Municipal Bond Fund
                                                               Armada Treasury Plus Money Market Fund


                               Page 108 of 159


         CALL RISK -- During periods of falling interest       Armada Balanced Allocation Fund
         rates, certain debt obligations with high interest    Armada Total Return Advantage Fund
         rates may be prepaid (or "called") by the issuer      Armada Bond Fund
         prior to maturity. This may cause a Fund's average    Armada Intermediate Bond Fund
         weighted maturity to fluctuate, and may require       Armada GNMA Fund Fund
         a to invest the resulting proceeds at lower           Armada Enhanced Income Fund
         interest rates.                                       Armada Ohio Tax Exempt Bond Fund
                                                               Armada Pennsylvania Municipal Bond Fund
                                                               Armada National Tax Exempt Bond Fund
                                                               Armada Mid Cap Growth Fund
                                                               Armada U.S. Government Income Fund
                                                               Armada Michigan Municipal Bond Fund
                                                               Armada Treasury Plus Money Market Fund

         CREDIT RISK -- The possibility that an issuer will    Armada Balanced Allocation Fund
         be unable to make timely payments of either           Armada Total Return Advantage Fund
         principal or interest.                                Armada Bond Fund
                                                               Armada Intermediate Bond Fund
                                                               Armada GNMA Fund
                                                               Armada Enhanced Income Fund
                                                               Armada Ohio Tax Exempt Bond Fund
                                                               Armada Pennsylvania Municipal Bond Fund
                                                               Armada National Tax Exempt Bond Fund
                                                               Armada Ohio Municipal Money Market Fund
                                                               Armada Pennsylvania Tax Exempt Money Market Fund
                                                               Armada Tax Exempt Money Market Fund
                                                               Armada Money Market Fund
                                                               Armada Mid Cap Growth Fund
                                                               Armada Michigan Municipal Bond Fund

         EVENT RISK -- Securities may suffer declines in       Armada Tax Managed Equity Fund
         credit quality and market value due to issuer         Armada Balanced Allocation Fund
         restructurings or other factors.  This risk should    Armada Total Return Advantage Fund
         be reduced because of the diversification provided    Armada Bond Fund
         by the Fund's multiple holdings.                      Armada Intermediate Bond Fund
                                                               Armada GNMA Fund
                                                               Armada Enhanced Income Fund
                                                               Armada Ohio Tax Exempt Bond Fund
                                                               Armada Pennsylvania Municipal Bond Fund
                                                               Armada National Tax Exempt Bond Fund
                                                               Armada Ohio Municipal Money
                                                               Armada Market Fund
                                                               Armada Pennsylvania Tax Exempt Money Market Fund
                                                               Armada Tax Exempt Money Market Fund
                                                               Armada Money Market Fund
                                                               Armada Mid Cap Growth Fund
                                                               Armada Michigan Municipal Bond Fund
                                                               Armada Treasury Plus Money Market Fund


                               Page 109 of 159


         HIGH-YIELD, LOWER RATED SECURITIES (or "junk          Armada Total Return Advantage Fund
         bonds") are subject to additional risks associated
         with investing in high-yield securities, including:

- High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
- The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
- Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
- The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.


         MUNICIPAL ISSUER RISK-- There may be economic or      Armada Ohio Tax Exempt Bond Fund
         political changes that impact the ability of          Armada Pennsylvania Municipal Bond Fund
         municipal issuers to repay principal and to make      Armada National Tax Exempt Bond Fund
         interest payments on municipal securities.  Changes   Armada Ohio Municipal Money Market Fund
         to the financial condition or credit rating of        Armada Pennsylvania Tax Exempt Money Market Fund
         municipal issuers may also adversely affect the       Armada Tax Exempt Money Market Fund
         value of the Fund's municipal securities.             Armada Money Market Fund
         Constitutional or legislative limits on borrowing     Armada Michigan Municipal Bond Fund
         by municipal issuers may result in reduced supplies
         of municipal securities.  Moreover, certain
         municipal securities are backed only by a municipal
         issuer's ability to levy and collect taxes.


                               Page 110 of 159


         In addition, the Fund's concentration of               Armada Ohio Tax Exempt Bond
         Fund investments in issuers located in a single        Armada Pennsylvania Municipal Bond Fund
         state makes the Fund more susceptible to adverse       Armada Ohio Municipal Money Market Fund
         political or economic developments affecting that      Armada Pennsylvania Tax Exempt Money Market Fund
         state. The Fund also may be riskier than mutual        Armada Money Market Fund
         funds that buy securities of issuers in numerous       Armada Michigan Municipal Bond Fund
         states.

         MORTGAGE-BACKED SECURITIES-- Mortgage-backed           Armada Total Return Advantage Fund
         securities are fixed income securities representing    Armada Bond Fund
         an interest in a pool of underlying mortgage loans.    Armada Intermediate Bond Fund
         They are sensitive to changes in interest rates, but   Armada GNMA Fund
         may respond to these changes differently from other    Armada Enhanced Income Fund
         fixed income securities due to the possibility of      Armada U.S. Government Income Fund
         prepayment of the underlying mortgage loans.  As a
         result, it may not be possible to determine in
         advance the actual maturity date or average life of
         a mortgage-backed security.  Rising interest rates
         tend to discourage refinancings, with the result
         that the average life and volatility of the security
         will increase exacerbating its decrease in market
         price.  When interest rates fall, however,
         mortgage-backed securities may not gain as much in
         market value because of the expectation of
         additional mortgage prepayments that must be
         reinvested at lower interest rates.  Prepayment risk
         may make it difficult to calculate the average
         maturity of a portfolio of mortgage-backed
         securities and, therefore, to assess the volatility
         risk of that portfolio.

FOREIGN SECURITY RISKS-- Investments in securities of foreign   Armada International Equity Fund
companies or governments can be more volatile than              Armada Small Cap Value Fund
investments in U.S. companies or governments.  Diplomatic,      Armada Small Cap Growth Fund
political, or economic developments, including                  Armada Equity Growth Fund
nationalization or appropriation, could affect investments in   Armada Tax Managed Equity Fund
foreign countries.  Foreign securities markets generally have   Armada Core Equity Fund
less trading volume and less liquidity than U.S. markets.  In   Armada Equity Income Fund
addition, the value of securities denominated in foreign        Armada Balanced Allocation Fund
currencies, and of dividends from such securities, can change   Armada Total Return Advantage Fund
significantly when foreign currencies strengthen or weaken      Armada Intermediate Bond Fund
relative to the U.S. dollar.  Foreign companies or              Armada Enhanced Income Fund
governments generally are not subject to uniform accounting,    Armada Mid Cap Growth Fund
auditing, and financial reporting standards comparable to       Armada U.S. Government Income Fund
those applicable to domestic U.S. companies or


                               Page 111 of 159


governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income.
Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:


         CURRENCY RISK -- Investments in foreign securities     Armada International Equity Fund
         denominated in foreign currencies involve additional   Armada Small Cap Value Fund
         risks, including:                                      Armada Small Cap Growth Fund
                                                                Armada Equity Growth Fund
-        The value of a Fund's assets measured in U.S.          Armada Tax Managed Equity Fund
         dollars may be affected by changes in currency rates   Armada Core Equity Fund
         and in exchange control regulations.                   Armada Equity Income Fund
-        A Fund may incur substantial costs in connection       Armada Balanced Allocation Fund
         with conversions between various currencies.           Armada Total Return Advantage Fund
-        A Fund may be unable to hedge against possible         Armada Intermediate Bond Fund
         variations in foreign exchange rates or to hedge a     Armada Enhanced Income Fund
         specific security transaction or portfolio             Armada Mid Cap Growth Fund
         position.                                              Armada U.S. Government Income Fund
-        Only a limited market currently exists for hedging
         transactions relating to currencies in certain
         emerging markets.


                               Page 112 of 159


HEDGING RISK -- Hedging is a strategy designed to offset        Armada International Equity Fund
investment risks.  Hedging activities include, among other      Armada Small Cap Value Fund
things, the use of forwards, options and futures.  There are    Armada Small Cap Growth Fund
risks associated with hedging activities, including:            Armada Equity Growth Fund
                                                                Armada Tax Managed Equity Fund
-    The success of a hedging strategy may depend on an         Armada Core Equity Fund
     ability to predict movements in the prices of individual   Armada Equity Index Fund
     securities, fluctuations in markets, and movements in      Armada Equity Income Fund
     interest and currency exchange rates.                      Armada Balanced Allocation Fund
-    There may be an imperfect or no correlation between        Armada Total Return Advantage Fund
     the changes in market value of the securities held by      Armada Bond Fund
     the Fund or the currencies in which those securities are   Armada Intermediate Bond Fund
     denominated and the prices of forward contracts, futures   Armada GNMA Fund
     and options on futures.                                    Armada Enhanced Income Fund
-    There may not be a liquid secondary market for a           Armada Mid Cap Growth Fund
     futures contract or option.                                Armada U.S. Government Income Fund
-    Trading restrictions or limitations may be imposed         Armada Michigan Municipal Bond Fund
     by an exchange, and government regulations may restrict    Armada Treasury Plus Money Market Fund
     trading in currencies, futures contracts and options.


                               Page 113 of 159


LEVERAGING RISK -- Leveraging activities include, among other   Armada International Equity Fund
things, borrowing and the use of short sales, options and       Armada Small Cap Value Fund
futures.  There are risks associated with leveraging            Armada Small Cap Growth Fund
activities, including:                                          Armada Equity Growth Fund
                                                                Armada Tax Managed Equity Fund
-    A fund experiencing losses over certain ranges in          Armada Core Equity Fund
     the market that exceed losses experienced by a             Armada Equity Index Fund
     non-leveraged Fund.                                        Armada Equity Income Fund
-    There may be an imperfect or no correlation between        Armada Balanced Allocation Fund
     the changes in market value of the securities held by a    Armada Total Return Advantage Fund
     fund and the prices of futures and options on futures.     Armada Intermediate Bond Fund
-    Although the funds will only purchase exchange-traded      Armada GNMA Fund
     futures and options, due to market conditions              Armada Enhanced Income Fund
     there may not be a liquid secondary market                 Armada Ohio Municipal Money Market Fund
     for a futures contract or option. As a result, the         Armada Pennsylvania Tax Exempt Money Market Fund
     funds may be unable to close out their futures or          Armada Tax Exempt Money Market Fund
     options contracts at a time which is advantageous.         Armada Money Market Fund
-    Trading restrictions or limitations may be imposed         Armada Government Money Market Fund
     by an exchange, and government regulations may restrict    Armada Mid Cap Growth Fund
     trading in futures contracts and options.                  Armada U.S. Government Income Fund
                                                                Armada Michigan Municipal Bond Fund
                                                                Armada Treasury Plus Money Market Fun

In addition, the following leveraged instruments are subject to certain specific risks:

         DERIVATIVES RISK -- The Funds use derivatives to       Armada International Equity Fund
         attempt to achieve their investment objectives,        Armada Small Cap Value Fund
         while at the same time maintaining liquidity.  To      Armada Small Cap Growth Fund
         collateralize (or cover) these derivatives             Armada Equity Growth Fund
         transactions, the Funds hold cash or U.S. government   Armada Tax Managed Equity Fund
         securities.                                            Armada Core Equity Fund
                                                                Armada Equity Index Fund
                                                                Armada Equity Income Fund
                                                                Armada Balanced Allocation Fund
                                                                Armada Total Return Advantage
                                                                Fund Armada Bond Fund
                                                                Armada Intermediate Bond Fund
                                                                Armada GNMA Fund
                                                                Armada Enhanced Income Fund
                                                                Armada Ohio Municipal Money Market Fund
                                                                Armada Pennsylvania Tax Exempt Money Market Fund
                                                                Armada Tax Exempt Money Market Fund
                                                                Armada Money Market Fund
                                                                Armada Government Money Market Fund
                                                                Armada Treasury Money Market Fund
                                                                Armada Mid Cap Growth Fund
                                                                Armada U.S. Government Income Fund
                                                                Armada Treasury Plus Money Market Fund


                               Page 114 of 159


         FUTURES-- Futures contracts and options on futures     Armada International Equity Fund
         contracts provide for the future sale by one party     Armada Small Cap Value Fund
         and purchase by another party of a specified amount    Armada Small Cap Growth Fund
         of a specific security at a specified future time      Armada Equity Growth Fund
         and at a specified price.  An option on a futures      Armada Tax Managed Equity Fund
         contract gives the purchaser the right, in exchange    Armada Equity Index Fund
         for a premium, to assume a position in a futures       Armada Equity Income Fund
         contract at a specified exercise price during the      Armada Balanced Allocation Fund
         term of the option.  Index futures are futures         Armada Total Return Advantage Fund
         contracts for various indices that are traded on       Armada Bond Fund
         registered securities exchanges.                       Armada GNMA Fund
                                                                Armada Enhanced Income Fund
         The Funds may use futures contracts and related        Armada Mid Cap Growth Fund
         options for bona fide hedging purposes to offset       Armada U.S. Government Income Fund
         changes in the value of securities held or expected
         to be acquired. They may also be used to gain
         exposure to a particular market or instrument, to
         create a synthetic money market position, and for
         certain other tax-related purposes. The Funds will
         only enter into futures contracts traded on a
         national futures exchange or board of trade.


         OPTIONS-- The buyer of an option acquires the right    Armada International Equity Fund
         to buy (a call option) or sell (a put option) a        Armada Small Cap Value Fund
         certain quantity of a security (the underlying         Armada Small Cap Growth Fund
         security) or instrument at a certain price up to a     Armada Equity Growth Fund
         specified point in time.  The seller or writer of an   Armada Tax Managed Equity Fund
         option is obligated to sell (a call option) or buy     Armada Core Equity Fund
         (a put option) the underlying security.  When          Armada Equity Income Fund
         writing (selling) call options on securities, the      Armada Balanced Allocation Fund
         Funds may cover its position by owning the             Armada Total Return Advantage Fund
         underlying security on which the option is written     Armada Bond Fund
         or by owning a call option on the underlying           Armada GNMA Fund
         security.  Alternatively, the Funds may cover its      Armada Enhanced Income Fund
         position by maintaining in a segregated account cash   Armada Mid Cap Growth Fund
         or liquid securities equal in value to the exercise    Armada U.S. Government Income Fund
         price of the call option written by the Funds.         Armada Michigan Municipal Bond Fund

         Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


                               Page 115 of 159


         SHORT SALES-- Short sales are transactions in which    Armada Balanced Allocation Fund
         a Fund sells a security it does not own.  To           Armada GNMA Fund
         complete a short sale, a Fund must borrow the          Armada Mid Cap Growth Fund
         security to deliver to the buyer.  The Fund is then    Armada U.S. Government Income Fund
         obligated to replace the borrowed security by
         purchasing the security at the market price at the
         time of replacement.  This price may be more or less
         than the price at which the security was sold by the
         Fund.

REAL ESTATE INVESTING-- The Fund's investments in the          Armada Mid Cap Growth Fund
securities of real estate investment trusts (REITs) and
companies principally engaged in the real estate industry
may subject the Fund to the risks associated with the direct ownership of real estate.  Risks commonly associated with
the direct ownership of real estate include fluctuations in
the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs are dependent on specialized management skills and some REITs may have
investments in relatively few properties, or in a small
geographic area or a single type of property.  These factors may increase the volatility of the Fund's investments in
REITs.

REGIONAL RISK-- To the extent that a Fund's investments are    Armada Ohio Tax Exempt Bond Fund
concentrated in a specific geographic region, the Fund may     Armada Pennsylvania Municipal Bond Fund
be subject to the political and other developments affecting   Armada Ohio Municipal Money Market Fund
that region.  Regional economies are often closely             Armada Pennsylvania Tax Exempt Money Market Fund
interrelated, and political and economic developments          Armada Money Market Fund
affecting one region, country or state often affect other      Armada Michigan Municipal Bond Fund
regions, countries or states, thus subjecting a Fund to
additional risks.


TRACKING ERROR RISK-- Factors such as Fund expenses,           Armada Equity Index Fund
imperfect correlation between the Fund's investments and       Armada Total Return Advantage Fund
those of their benchmarks, rounding of share prices, changes   Armada Bond Fund
to the benchmark, regulatory policies, and leverage, may       Armada Intermediate Bond Fund
affect their ability to achieve perfect correlation.  The      Armada GNMA Fund
magnitude of any tracking error may be affected by a higher    Armada Enhanced Income Fund
portfolio turnover rate.  Because an index is just a
composite of the prices of the securities it represents
rather than an actual portfolio of those securities, an
index will have no expenses.  As a result, a Fund, which
will have expenses such as taxes, custody, management fees
and other operational costs, and brokerage, may not achieve
its investment objective of accurately correlating to an
index.


                               Page 116 of 159


YEAR 2000 RISK-- The Funds depend on the smooth functioning     All Funds
of computer systems in almost every aspect of their business.
Like other mutual funds, businesses and individuals around
the world, the Funds could be adversely affected if the
computer systems used by its service providers do not
properly process dates on and after January 1, 2000, and
distinguish between the year 2000 and the year 1900.  The
Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000
transition, and is seeking assurances from each service
provider that they are devoting significant resources to
prevent material adverse consequences to the Funds.  While it is likely that such assurances will be obtained, the Funds
and their shareholders may experience losses if these
assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio
securities or third parties, such as custodians, banks,
broker-dealers or others with which the Funds do business.
In addition, to the extent that the operations of issuers of securities held by a Fund are impaired by the year 2000
transition, or prices of securities held by a Fund decline as a result of real or perceived problems relating to the year
2000, the value of such Fund's shares may be materially
affected.

Furthermore, many foreign countries are not as prepared as      Armada International Equity Fund
the U.S. for the year 2000 transition.  As a result, computer   Armada Small Cap Value Fund
difficulties in foreign markets and with foreign institutions   Armada Small Cap Growth Fund
as a result of the year 2000 may add to the possibility of      Armada Equity Growth Fund
losses to the Funds and their shareholders.                     Armada Tax Managed Equity Fund
                                                                Armada Core Equity Fund
                                                                Armada Equity Income Fund
                                                                Armada Balanced Allocation Fund
                                                                Armada Total Return Advantage Fund
                                                                Armada Intermediate Bond Fund
                                                                Armada Enhanced Income Fund
                                                                Armada Mid Cap Growth Fund
                                                                Armada U.S. Government Income Fund

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for temporary defensive or liquidity purposes, each Fund (except for the money market funds) may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with a Fund's principal investment strategies. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving a Fund's investment objective.

INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.

The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 1999, IMC had approximately $25.4 billion in assets under management.

IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. In the case of the Armada Core Equity and the Armada Total Return Advantage Funds, National Asset Management Corporation ("NAM") serves as Sub-Adviser and manages these funds on a day-to-day basis; NAM selects, buys and sells the securities of these Funds under the supervision of the Adviser and the Board of Trustees.

The table below shows the IMC management teams responsible for each fund as well as the advisory fees IMC received for each fund for the fiscal period ended May 31, 1999.

-----------------------------------------------------------------------------------------------------------------------
                                                                                               ADVISORY FEES PAID AS A
                                                                                             PERCENTAGE OF AVERAGE NET
                                                                                                 ASSETS FOR THE FISCAL
FUND NAME                                         MANAGEMENT TEAM/INVESTMENT ADVISER          YEAR ENDED MAY 31, 1999
-----------------------------------------------------------------------------------------------------------------------
     International Equity Fund                     International Equity Team                     1.04% (1)
-----------------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                          Equity Value Team                             0.92% (1)
-----------------------------------------------------------------------------------------------------------------------
     Small Cap Growth Fund                         Equity Growth Team                            0.93% (1)
-----------------------------------------------------------------------------------------------------------------------
     Equity Growth Fund                            Equity Growth Team                            0.75%
-----------------------------------------------------------------------------------------------------------------------
     Tax Managed Equity Fund                       Equity Growth Team                            0.57%
-----------------------------------------------------------------------------------------------------------------------
                                                   National Asset Management Corporation
     Core Equity Fund                              (sub-adviser)                                 0.75%
-----------------------------------------------------------------------------------------------------------------------
     Equity Index Fund                             Equity Team                                   0.00%
-----------------------------------------------------------------------------------------------------------------------
     Equity Income Fund                            Equity Value Team                             0.75%
-----------------------------------------------------------------------------------------------------------------------
     Balanced Allocation Fund                      Equity and Fixed Income Teams                 0.75% (2)
-----------------------------------------------------------------------------------------------------------------------
                                                   National Asset Management Corporation
     Total Return Advantage Fund                   (sub-adviser)                                 0.35%
-----------------------------------------------------------------------------------------------------------------------
     Bond Fund                                     Taxable Fixed Income Team                     0.55%
-----------------------------------------------------------------------------------------------------------------------
     Intermediate Bond Fund                        Taxable Fixed Income Team                     0.40%
-----------------------------------------------------------------------------------------------------------------------
     GNMA Fund                                     Taxable Fixed Income Team                     0.55%
-----------------------------------------------------------------------------------------------------------------------
     Enhanced Income Fund                          Taxable Fixed Income Team                     0.22% (1)
-----------------------------------------------------------------------------------------------------------------------
     Ohio Tax Exempt Bond Fund                     Tax Exempt Fixed Income Team                  0.05% (1)
-----------------------------------------------------------------------------------------------------------------------
     Pennsylvania Municipal Bond Fund              Tax Exempt Fixed Income Team                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     National Tax Exempt Bond Fund                 Tax Exempt Fixed Income Team                  0.04% (1)
-----------------------------------------------------------------------------------------------------------------------
     Ohio Municipal Money Market Fund              Tax Exempt Money Market Team                  0.13% (1)(2)
-----------------------------------------------------------------------------------------------------------------------
     Pennsylvania Tax Exempt Money Market
     Fund                                          Tax Exempt Money Market Team                  0.15%
-----------------------------------------------------------------------------------------------------------------------
     Tax Exempt Money Market Fund                  Tax Exempt Money Market Team                  0.15%
-----------------------------------------------------------------------------------------------------------------------
     Money Market Fund                             Taxable Money Market Team                     0.25%
-----------------------------------------------------------------------------------------------------------------------
     Government Money Market Fund                  Taxable Money Market Team                     0.25%
-----------------------------------------------------------------------------------------------------------------------
     Treasury Money Market Fund                    Taxable Money Market Team                     0.25%
-----------------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Fund                           Equity Growth Team                            1.00% (3)
-----------------------------------------------------------------------------------------------------------------------
     Large Cap Ultra Fund                          Equity Growth Team                            0.75% (3)
-----------------------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund                   Taxable Fixed Income Team                     0.55% (3)
-----------------------------------------------------------------------------------------------------------------------
     Michigan Municipal Bond Fund                  Tax Exempt Fixed Income Team                  0.55% (3)
-----------------------------------------------------------------------------------------------------------------------
     Treasury Plus Money Market Fund               Taxable Fixed Income Team                     0.30% (3)
-----------------------------------------------------------------------------------------------------------------------

(1)      Advisor fee or waiver changed during the period
(2)      Annualized
(3)      The Fund has not yet commenced operations

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Class A and Class B Shares of the Funds.

The classes have different expenses and other characteristics.

     CLASS A
     -    FRONT-END SALES CHARGE
     -    12b-1 FEES
     -    $500 MINIMUM INITIAL INVESTMENT

     CLASS B
     -    CONTINGENT DEFERRED SALES CHARGE
     -    HIGHER 12b-1 FEES
     -    $500 MINIMUM INITIAL INVESTMENT

For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

Class A and Class B Shares are for individual and corporate investors.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Mail,
-    Telephone,
-    Internet,
-    Wire, or
-    Automated Clearing House (ACH).

To purchase shares directly from us, please call 1-800-622-FUND (3863), or complete and send in the enclosed application. Unless you arrange to pay by wire, website www.armadafunds.com or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

You must indicate this option on your application. Call 1-800-622-FUND to request a wire transfer. If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. The Fund may charge a wire transfer fee. Note: Your financial institution may charge a wire transfer fee.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the funds by the time they price their shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. The NAV per share of the Armada Money Market and Government Money Market Funds is calculated first at 3:00 p.m. (Eastern time), then as of the close of trading of the New York Stock Exchange. The NAV per share of the Armada Treasury Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, Ohio Municipal Money Market and Treasury Plus Money Market Funds are calculated on each business day first at 1:00 p.m. (Eastern time), then as of the close of trading of the New York Stock Exchange.

Each bond and equity fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. (Eastern time)). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 p.m. (Eastern time).

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally a Fund must receive your order before 4:00 p.m. (Eastern time) and federal funds (readily available funds) before 2:00 p.m. (Eastern time) the following business day.

Purchase orders for shares of the Armada Money Market and Government Money Market Funds which are received by the Transfer Agent by 3:00 p.m. (Eastern time) are processed that day. Purchase orders for shares of the Armada Treasury Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, Ohio Municipal Money Market and Treasury Plus Money Market Funds which are received by the Transfer Agent by 1:00 p.m. (Eastern time) are also processed that day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund less liabilities and class expenses.

NON-MONEY MARKET FUNDS

In calculating NAV, a non-money market fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MONEY MARKET FUNDS

In calculating NAV for the money market funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Fund's investments may change on days when you cannot buy and hold Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:

CLASS                                                             DOLLAR AMOUNT
Class A Shares                                                         $500
Class B Shares                                                         $500

There is no minimum for subsequent investments.

PLANNED INVESTMENT PROGRAM

If you have a checking or savings account with a bank, you may purchase Class A or Class B Shares automatically through regular deductions from your account in amounts of at least $50 per month.

With a $50 minimum initial investment, you may begin regularly scheduled investments on a monthly or quarterly basis.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

INTERNATIONAL EQUITY, SMALL CAP VALUE, SMALL CAP GROWTH, EQUITY GROWTH, TAX MANAGED EQUITY, CORE EQUITY,
EQUITY INCOME AND MID CAP GROWTH FUNDS

------------------------------------------------------------------------------------------------------------------------
                                                                                               DEALERS' REALLOWANCE AS
                                         SALES CHARGE AS A % OF      AS A % OF NET ASSET      A % OF OFFERING PRICE
IF YOUR INVESTMENT IS:                  OFFERING PRICE PER SHARE       VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
     Less than $25,000                              5.50                       5.80                      5.25
------------------------------------------------------------------------------------------------------------------------
     $25,000 but less than $50,000                  5.25                       5.50                      5.00
------------------------------------------------------------------------------------------------------------------------
     $50,000 but less than $100,000                 4.75                       5.00                      4.50
------------------------------------------------------------------------------------------------------------------------
     $100,000 but less than $250,000                3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                3.00                       3.10                      2.75
------------------------------------------------------------------------------------------------------------------------
     $500,000 but less than $1,000,000              2.00                       2.00                      1.75
------------------------------------------------------------------------------------------------------------------------
     $1,000,000 or more                             0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

BALANCED ALLOCATION, TOTAL RETURN ADVANTAGE, BOND, INTERMEDIATE BOND, GNMA, NATIONAL TAX EXEMPT BOND, U.S.
GOVERNMENT INCOME AND MICHIGAN MUNICIPAL BOND FUNDS

------------------------------------------------------------------------------------------------------------------------
                                                                                               DEALERS' REALLOWANCE AS
                                         SALES CHARGE AS A % OF      AS A % OF NET ASSET      A % OF OFFERING PRICE
IF YOUR INVESTMENT IS:                  OFFERING PRICE PER SHARE       VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
     Less than $50,000                              4.75                       5.00                      4.50
------------------------------------------------------------------------------------------------------------------------
     $50,000 but less than $100,000                 4.00                       4.20                      3.75
------------------------------------------------------------------------------------------------------------------------
     $100,000 but less than $250,000                3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                2.50                       2.80                      2.25
------------------------------------------------------------------------------------------------------------------------
     $500,000 but less than $1,000,000              2.00                       2.00                      1.75
------------------------------------------------------------------------------------------------------------------------
     $1,000,000 or more                             0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

ENHANCED INCOME FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                               DEALERS' REALLOWANCE AS
                                         SALES CHARGE AS A % OF      AS A % OF NET ASSET      A % OF OFFERING PRICE
IF YOUR INVESTMENT IS:                  OFFERING PRICE PER SHARE       VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
     Less than $100,000                             2.75                       2.83                      2.50
------------------------------------------------------------------------------------------------------------------------
     $100,000 but less than $250,000                1.75                       1.78                      1.50
------------------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                1.00                       1.01                      0.75
------------------------------------------------------------------------------------------------------------------------
     $500,000 but less than $1,000,000              0.50                       0.50                      0.25
------------------------------------------------------------------------------------------------------------------------
     $1,000,000 or more                             0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------



EQUITY INDEX FUND
------------------------------------------------------------------------------------------------------------------------
                                                                                               DEALERS' REALLOWANCE AS
                                         SALES CHARGE AS A % OF      AS A % OF NET ASSET      A % OF OFFERING PRICE
IF YOUR INVESTMENT IS:                  OFFERING PRICE PER SHARE       VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
     Less than $100,000                             3.75                       3.90                      3.50
------------------------------------------------------------------------------------------------------------------------
     $100,000 but less than $250,000                2.75                       2.83                      2.50
------------------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                2.00                       2.04                      1.75
------------------------------------------------------------------------------------------------------------------------
     $500,000 but less than $1,000,000              1.25                       1.27                      1.00
------------------------------------------------------------------------------------------------------------------------
     $1,000,000 or more                             0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------


                                Page 123 of 159


OHIO TAX EXEMPT BOND AND PENNSYLVANIA MUNICIPAL BOND FUNDS

------------------------------------------------------------------------------------------------------------------------
                                                                                               DEALERS' REALLOWANCE AS
                                         SALES CHARGE AS A % OF      AS A % OF NET ASSET      A % OF OFFERING PRICE
IF YOUR INVESTMENT IS:                  OFFERING PRICE PER SHARE       VALUE PER SHARE              PER SHARE
------------------------------------------------------------------------------------------------------------------------
     Less than $100,000                             3.00                       3.09                      2.75
------------------------------------------------------------------------------------------------------------------------
     $100,000 but less than $250,000                2.00                       2.04                      1.75
------------------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                1.50                       1.52                      1.25
------------------------------------------------------------------------------------------------------------------------
     $500,000 but less than $1,000,000              1.00                       1.01                      0.75
------------------------------------------------------------------------------------------------------------------------
     $1,000,000 or more                             0.00                       0.00                      0.00
------------------------------------------------------------------------------------------------------------------------

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:
-    by Trustees and Officers of the Trust and their immediate families
     (spouse, parents, siblings, children and grandchildren);
- by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;
- by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);
- by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing though "one stop" networks;
- by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients; and
- by exchanges from Parkstone B Shares to the Trust's Class A Shares or by exchanges from Parkstone A Shares to the Trust's Class A Shares. If sales charge for new shares would be greater than sales charge paid on the previous shares, the shareholder is responsible for paying the difference.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within five years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund. After eight years, your Class B Shares are converted to Class A Shares.

                       **        CONTINGENT DEFERRED SALES CHARGE AS A
YEARS SINCE PURCHASE        PERCENTAGE OF DOLLAR AMOUNT SUBJECT TO CHARGE
-------------------------------------------------------------------------------
FIRST                                           5.0%
SECOND                                          5.0%
THIRD                                           4.0%
FOURTH                                          3.0%
FIFTH                                           2.0%
SIXTH                                           NONE
SEVENTH                                         NONE
EIGHTH                                          NONE

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

-  redemptions following the death or disability of a shareholder;
- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;
- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;
- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;
-  redemptions by a settlor of a living trust;
- redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;
-  return of excess contributions;
- redemptions following the death or disability of both shareholders in the case of joint accounts;
-  exchanges of B Shares between funds of the Trust; and
- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Holders of Class A or B Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail, Internet (www.armadafunds.com) or telephone at 1-800-622-FUND (3863). The minimum amount for telephone and Internet redemptions is $100.

If you would like to sell $10,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B Shares, any applicable deferred sales charge. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an Investor redeems his or her B shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. B shares are redeemed first from those B shares that are not subject to the deferred sales load (i.e., B shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the B shares that have been held the longest.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no CDSC on Investor B Shares, as long as the amounts withdrawn do not exceed 10% annually of the account value.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail, Internet or telephone.

You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $500.


The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing - switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material action is taken.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS B SHARES

You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the 1940 Act, as amended that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

                                                                                Class A                Class B
                                                                                -------                -------
     Armada International Equity Fund                                             0.04%                  0.75%
     Armada Small Cap Value Fund                                                  0.04%                  0.75%
     Armada Small Cap Growth Fund                                                 0.04%                  0.75%
     Armada Equity Growth Fund                                                    0.04%                  0.75%
     Armada Tax Managed Equity Fund                                               0.04%                  0.75%
     Armada Core Equity Fund                                                      0.04%                  0.75%
     Armada Equity Index Fund                                                     0.00%                    N/A
     Armada Equity Income Fund                                                    0.04%                  0.75%
     Armada Balanced Allocation Fund                                              0.04%                  0.75%
     Armada Total Return Advantage Fund                                           0.00%                  0.75%
     Armada Bond Fund                                                             0.04%                  0.75%
     Armada Intermediate Bond Fund                                                0.04%                  0.75%
     Armada GNMA Fund                                                             0.04%                  0.75%
     Armada Enhanced Income Fund                                                  0.00%                  0.75%
     Armada Ohio Tax Exempt Bond Fund                                             0.04%                    N/A
     Armada Pennsylvania Municipal Bond Fund                                      0.00%                    N/A
     Armada National Tax Exempt Bond Fund                                         0.04%                  0.75%
     Armada Ohio Municipal Money Market Fund                                      0.04%                    N/A
     Armada Pennsylvania Tax Exempt Money Market Fund                             0.04%                    N/A
     Armada Tax Exempt Money Market Fund                                          0.04%                    N/A
     Armada Money Market Fund                                                     0.04%                  0.75%
     Armada Government Money Market Fund                                          0.04%                    N/A
     Armada Treasury Money Market Fund                                            0.04%                    N/A
     Armada Mid Cap Growth Fund                                                     Not yet in operation
     Armada Large Cap Ultra Fund                                                    Not yet in operation
     Armada U.S. Government Income Fund                                             Not yet in operation
     Armada Michigan Municipal Bond Fund                                            Not yet in operation
     Armada Treasury Plus Money Market Fund                                         Not yet in operation

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS AND TAXES

Each Fund distributes its income as follows:

     Armada International Equity Fund                                                Annually
     Armada Small Cap Value Fund                                                     Annually
     Armada Small Cap Growth Fund                                                    Annually
     Armada Equity Growth Fund                                                      Quarterly
     Armada Tax Managed Equity Fund                                                 Quarterly
     Armada Core Equity Fund                                                        Quarterly
     Armada Equity Index Fund                                                       Quarterly
     Armada Equity Income Fund                                                      Quarterly
     Armada Balanced Allocation Fund                                                Quarterly
     Armada Total Return Advantage Fund                                               Monthly
     Armada Bond Fund                                                                 Monthly
     Armada Intermediate Bond Fund                                                    Monthly
     Armada GNMA Fund                                                                 Monthly
     Armada Enhanced Income Fund                                                      Monthly
     Armada Ohio Tax Exempt Bond Fund                                                 Monthly
     Armada Pennsylvania Municipal Bond Fund                                          Monthly
     Armada National Tax Exempt Bond Fund                                             Monthly
     Armada Ohio Municipal Money Market Fund                                          Monthly
     Armada Pennsylvania Tax Exempt Money Market Fund                                 Monthly
     Armada Tax Exempt Money Market Fund                                              Monthly
     Armada Money Market Fund                                                         Monthly
     Armada Government Money Market Fund                                              Monthly
     Armada Treasury Money Market Fund                                                Monthly
     Armada Mid Cap Growth Fund                                                      Monthly*
     Armada Large Cap Ultra Fund                                                     Monthly*
     Armada U.S. Government Income Fund                                              Monthly*
     Armada Michigan Municipal Bond Fund                                             Monthly*
     Armada Treasury Plus Money Market Fund                                          Monthly*

* As of the printing of this prospectus, these Funds have not yet commenced operations.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

FEDERAL TAXES

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In the case of any Fund other than a money-market Fund, you should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either
(1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

The Armada Tax Exempt Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Ohio Tax Exempt Bond Fund, Armada Pennsylvania Municipal Bond Fund, Armada National Tax Exempt Bond Fund, and Armada Michigan Municipal Bond Fund (the "Tax exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments, and in the case of other than money market Funds, distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax exempt Fund generally will not be deductible for federal income tax purposes.

You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal Securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Tax Exempt Money Market Fund and Armada Pennsylvania Municipal Bond Fund intend to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Tax Exempt Bond Fund and Armada Ohio Municipal Money Market Fund intend to distribute income that is exempt from Ohio personal income taxes. The Armada Michigan Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.

Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A and Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information, except for the financial highlights of the Bond Fund, GNMA Fund, Pennsylvania Municipal Fund and Pennsylvania Tax Exempt Money Market Fund for each Fund's respective commencement of operations date through May 31, 1996, has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. The financial highlights of the Bond Fund, GNMA Fund, Pennsylvania Municipal Fund and Pennsylvania Tax Exempt Money Market Fund for each Fund's respective commencement of operations date through May 31, 1996, were audited by Coopers & Lybrand, L.L.P, each Fund's predecessor independent accountants. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-622-FUND
(3863).

FINANCIAL HIGHLIGHTS
ARMADA INTERNATIONAL EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         FOR THE YEAR ENDED MAY     FOR THE PERIOD ENDED MAY
                                                         31, 1999                   31, 1998
                                                         CLASS A   CLASS B          CLASS     CLASS B(3)
                                                                                    A(2)
Net asset value, beginning of period                     $10.82    $10.83           $10.00    $9.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                             (0.01)    (0.07)           0.04      0.05
Net gain on securities (realized and unrealized)         0.10      0.08             0.79      1.48
Total from investment operations                         0.09      0.01             0.83      1.53

LESS DISTRIBUTIONS
Dividends from net investment income                     (0.04)    (0.01)           (0.01)    (0.00)
Total distributions                                      (0.04)    (0.01)           (0.01)    (0.00)
Net asset value, end of period                           $10.87    $10.83           $10.82    $10.83

TOTAL RETURN                                             0.84%(1)  0.10%(1)         8.28%(1,4)16.45%(1,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $1,127    $42              $   276   $1
Ratio of expenses to average net assets                  1.68%     2.43%            1.39%(5)  2.08%(5)
Ratio of net investment income/(loss) to average net
assets                                                   (0.04)%   (0.80)%          1.49%(5)  0.59%(5)
Ratio of expenses to average net assets before fee
waivers                                                  1.68%     2.43%            1.47%(5)  2.14%(5)
Ratio of net investment income/(loss) to average net
assets before fee waivers                                (0.04)%   (0.80)%          1.41%(5)  0.53%(5)
Portfolio turnover rate                                  78%       78%              28%       28%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
(3)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(5)  ANNUALIZED.


                                Page 135 or 159

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP VALUE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                       FOR THE
                                                                                                                      PERIOD ENDED
                                                                      FOR THE YEAR ENDED MAY 31,                       MAY 31,
                                                             1999                  1998       1997      1996            1995
                                                      CLASS A    CLASS B    CLASS A   CLASS B(4) CLASS A    CLASS A   CLASS A(1)
Net asset value, beginning of period                  $15.47     $15.42     $14.95    $15.28     $12.94     $11.26    $10.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                 0.06       (0.03)     0.01      0.00       0.08       0.06      0.07
Net gain/(loss) on securities (realized and
 unrealized)                                          (0.85)     (0.87)     2.84      0.14       2.83       2.37      1.11
Total from investment operations                      (0.79)     (0.90)     2.85      0.14       2.91       2.43      1.18

LESS DISTRIBUTIONS
Dividends from net investment income                  (0.04)     (0.00)     (0.04)    (0.00)     (0.05)     (0.06)    (0.04)
Dividends in excess of net investment income          (0.00)     (0.00)     (0.00)    (0.00)     (0.00)     (0.02)    (0.00)
Distributions from net realized capital gains         (1.33)     (1.33)     (2.29)    (0.00)     (0.85)     (0.67)    (0.04)
Total distributions                                   (1.37)     (1.33)     (2.33)    (0.00)     (0.90)     (0.75)    (0.08)
Net asset value, end of period                        $ 13.31    $13.19     $ 15.47   $15.42     $14.95     $12.94    $11.26

TOTAL RETURN                                          (4.38)%(3) (5.13)%(3) 19.51%(3) 19.12%(2,3) 23.26%(3) 22.28%(3) 14.80%(3,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                  $11,542    $515       $10,634   $61        $4,929     $4,702    $3,567
Ratio of expenses to average net assets               1.38%      2.08%      1.23%     1.92%(2)   1.22%      1.30%     1.34%(2)
Ratio of net investment income/(loss) to average
net assets                                            0.44%      (0.26)%    0.19%     (0.48)%(2) 0.57%      0.58%     1.09%(2)
Ratio of expenses to average net assets before fee
waivers                                               1.38%      2.08%      1.23%     1.92%(2)   1.22%      1.32%     1.38%(2)
Ratio of net investment income/(loss) to average
net assets before fee waivers                         0.44%      (0.26)%    0.19%     (0.48)%(2) 0.51%      0.56%     1.05%(2)
Portfolio turnover rate                               79%        79%        89%       89%        64%        106%      69%

(1)  CLASS A COMMENCED OPERATIONS ON AUGUST 15, 1994.
(2)  ANNUALIZED.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(5)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               FOR THE YEAR ENDED          FOR THE PERIOD ENDED
                                                                  MAY 31, 1999                 MAY 31, 1998
                                                          CLASS A        CLASS B       CLASS A(3)     CLASS B(4)
Net asset value, beginning of period                      $11.68         $11.66        $10.00         $10.64

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                              (0.05)(6)      (0.10)(6)     0.01           (0.01)
Net gain/(loss) on securities (realized and unrealized)   (1.41)         (1.44)        1.71           1.03
Total from investment operations                          (1.46)         (1.54)        1.72           1.02

LESS DISTRIBUTIONS
Dividends from net investment income                      (0.00)         (0.00)        (0.01)         (0.00)
Distributions from net realized capital gains             (0.11)         (0.11)        (0.03)         (0.00)
Total distributions                                       (0.11)         (0.11)        (0.04)         (0.00)
Net asset value, end of period                            $10.11         $10.01        $11.68         $11.66

TOTAL RETURN                                              (12.54)%(1)    (13.26)%(1)   17.18%(1,2)    9.59%(1,2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                      $1,089         $139          $331           $1
Ratio of expenses to average net assets                   1.51%          2.23%         1.23%(5)       1.92%(5)
Ratio of net investment income/(loss) to average net
assets                                                    (0.51)%        (1.23)%       (0.32)%(5)     (0.87)%(5)
Ratio of expenses to average net assets before fee
waivers                                                   1.51%          2.23%         1.34%(5)       3.06%(5)
Ratio of net investment income/(loss) to average net
assets before fee waivers                                 (0.51)%        (1.23)%       (0.43)%(5)     (2.01)%(5)
Portfolio turnover rate                                   159%           159%          31%            31%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3)  CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
(4)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(5)  ANNUALIZED.
(6)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              FOR THE YEAR ENDED MAY 31,
                                                                1999                1998              1997       1996       1995
                                                         CLASS A   CLASS B   CLASS A   CLASS B(3)  CLASS A   CLASS A   CLASS A
Net asset value, beginning of period                     $21.35    $21.28    $18.67    $19.44      $18.05    $14.79    $13.68

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                             (0.09)(4) (0.27)(4) (0.04)    (0.24)      0.05      0.10      0.18
Net gain on securities (realized and unrealized)         4.28      4.31      4.99      2.08        4.66      3.47      1.21
Total from investment operations                         4.19      4.04      4.95      1.84        4.71      3.57      1.39

LESS DISTRIBUTIONS
Dividends from net investment income                     (0.00)    (0.00)    (0.00)    (0.00)      (0.05)    (0.10)    (0.17)
Dividends in excess of net investment income             (0.00)    (0.00)    (0.00)    (0.00)      (0.01)    (0.02)    (0.00)
Distributions from net realized capital gains            (0.99)    (0.99)    (2.27)    (0.00)      (4.03)    (0.19)    (0.00)
Distributions in excess of net realized capital gains    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)    (0.00)    (0.11)
Total distributions                                      (0.99)    (0.99)    (2.27)    (0.00)      (4.09)    (0.31)    (0.28)
Net asset value, end of period                           $24.55    $24.33    $21.35    $21.28      $18.67    $18.05    $14.79

TOTAL RETURN                                             19.88%(1) 19.22%(1) 28.32%(1) 27.90%(1,2) 29.24%(1) 24.34%(1) 10.35%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $156,356  $1,400    $12,380   $24         $6,931    $6,013    $5,974
Ratio of expenses to average net assets                  1.17%     1.88%     1.23%     1.92%(2)    1.22%     1.26%     1.27%
Ratio of net investment income/(loss) to average net
assets                                                   (0.36)%   (1.07)%   (0.26)%   (0.92)%(2)  0.25%     0.60%     1.23%
Ratio of expenses to average net assets before fee
waivers                                                  1.17%     1.88%     1.23%     1.92%(2)    1.22%     1.28%     1.28%
Ratio of net investment income/(loss) to average net
assets before fee waivers                                (0.36)%   (1.07)%   (0.26)%   (0.92)%(2)  0.25%     0.58%     1.22%
Portfolio turnover rate                                  57%       57%       260%      260%        197%      74%       17%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  ANNUALIZED.
(3)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA TAX MANAGED EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         FOR THE YEAR ENDED MAY 31, 1999  FOR THE PERIOD ENDED MAY 31,
                                                         CLASS A         CLASS B         CLASS A(2)      CLASS B(3)
Net asset value, beginning of period                     $9.93           $9.93           $10.10          $10.21

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.04            (0.02)          (0.00)          (0.00)
Net gain/(loss) loss on securities (realized and
unrealized)                                              2.24            2.23            (0.17)          (0.28)
Total from investment operations                         2.28            2.21            (0.17)          (0.28)

LESS DISTRIBUTIONS
Dividends from net investment income                     (0.04)          (0.01)          (0.00)          (0.00)
Distributions from net realized capital gains            (0.01)          (0.01)          (0.00)          (0.00)
Total distributions                                      (0.05)          (0.02)          (0.00)          (0.00)
Net asset value, end of period                           $12.16          $12.12          $9.93           $9.93

TOTAL RETURN                                             23.03%(1)       22.31%(1)       (23.63%)(1,4)   (32.24%)(1,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $7,353          $5,377          $10             $85
Ratio of expenses to average net assets                  1.09%           1.79%           0.54%(4)        1.23%(4)
Ratio of net investment income/(loss) to average net
assets                                                   0.11%           (0.59%)         0.63%(4)        0.43%(4)
Ratio of expenses to average net assets before fee
waivers                                                  1.27%           1.97%           1.24%(4)        1.98%(4)
Ratio of net investment income/(loss) to average net
assets before fee waivers                                (0.07%)         (0.77%)         (0.07%)(4)      1.18%(4)
Portfolio turnover rate                                  5%              5%              0%              0%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  CLASS A COMMENCED OPERATIONS ON MAY 11, 1998.
(3)  CLASS B COMMENCED OPERATIONS ON MAY 4, 1998.
(4)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA CORE EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         FOR THE YEAR ENDED MAY 31, 1999       FOR THE PERIOD ENDED MAY 31,
                                                         CLASS A        CLASS B               CLASS A(3)     CLASS B(4)
Net asset value, beginning of period                     $11.34         $11.33                $10.00         $10.25

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                             (0.05)(6)      (0.16)(6)             0.04           0.00
Net gain on securities (realized and unrealized)         2.93           2.97                  1.34           1.08
Total from investment operations                         2.88           2.81                  1.38           1.08

LESS DISTRIBUTIONS
Dividends from net investment income                     (0.00)         (0.00)                (0.04)         (0.00)
Distributions from net realized capital gains            (0.51)         (0.51)                (0.00)         (0.00)
Total distributions                                      (0.51)         (0.51)                (0.04)         0
Net asset value, end of period                           $13.71         $13.63                $11.34         $11.33

TOTAL RETURN                                             25.78%(1)      25.17%(1)             13.85%(1,2)    10.54%(1,2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $1,731         $1,106                $408           $2
Ratio of expenses to average net assets                  1.23%          1.94%                 1.14%(5)       1.83%(5)
Ratio of net investment income/(loss) to average net
assets                                                   (0.40)%        (1.11%)               0.14%(5)       (0.51)%(5)
Ratio of expenses to average net assets before fee
waivers                                                  1.23%          1.94%                 1.30%(5)       2.00%(5)
Ratio of net investment income/(loss) to average net
assets before fee waivers                                (0.40)%        (1.11%)               0.04%(5)       (0.50)%(5)
Portfolio turnover rate                                  43%            43%                   60%            60%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3)  CLASS A COMMENCED OPERATIONS ON AUGUST 1, 1997.
(4)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(5)  ANNUALIZED.
(6)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INDEX FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          FOR THE PERIOD ENDED
                                                              MAY 31, 1999
                                                          CLASS A(1)
Net asset value, beginning of period                      $9.09

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                     0.07
Net gain on securities (realized and unrealized)          2.18
Total from investment operations                          2.25

LESS DISTRIBUTIONS
Dividends from net investment income                      (0.05)
Total distributions                                       (0.05)
Net asset value, end of period                            $11.29

TOTAL RETURN                                              24.83%(2,3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                      $3,892
Ratio of expenses to average net assets                   0.36%(4)
Ratio of net investment income to average net assets      1.22%(4)
Ratio of expenses to average net assets before fee
waivers                                                   0.71%(4)
Ratio of net investment income to average net assets      0.87%(4)
before fee waivers
Portfolio turnover rate                                   9%

(1)  CLASS A COMMENCED OPERATIONS ON OCTOBER 15, 1998.
(2)  TOTAL RETURN EXCLUDES SALES CHARGE.
(3)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(4)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD






                                                                                                                        FOR THE
                                                                                                                      PERIOD ENDED
                                                                        FOR THE YEAR ENDED MAY 31,                       MAY 31,
                                                            1999               1998                1997       1996        1995
                                                   CLASS A    CLASS B   CLASS A    CLASS B(4)   CLASS A    CLASS A     CLASS A(1)
Net asset value, beginning of period               $ 17.51    $17.54    $ 14.86    $16.28       $12.65     $11.01      $10.26

INCOME FROM INVESTMENT OPERATIONS
Net investment income                              0.21       0.17      0.26       0.46         0.31       0.33        0.26
(Net gain on securities realized and unrealized)   1.55       1.39      3.41       0.86         2.68       1.77        0.75
Total from investment operations                   1.76       1.56      3.67       1.32         2.99       2.10        1.01

LESS DISTRIBUTIONS
Dividends from net investment income               (0.23)     (0.16)    (0.29)     (0.06)       (0.27)     (0.32)      (0.26)
Distributions from net realized capital gains      (0.25)     (0.25)    (0.73)     (0.00)       (0.51)     (0.14)      (0.00)
Total distributions                                (0.48)     (0.41)    (1.02)     (0.06)       (0.78)     (0.46)      (0.26)
Net asset value, end of period                     $18.79     $18.69    $17.51     $17.54       $14.86     $12.65      $11.01

TOTAL RETURN                                       10.40%(3)  9.14%(3)  25.41%(3)  25.58%(2,3)  24.33%(3)  19.37%(3)   13.18%(2,3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)               $11,075    $997      $2,151     $3           $410       $263        $125
Ratio of expenses to average net assets            1.18%      1.89%     1.17%      1.86%(2)     1.26%      1.31%       1.41%(2)
Ratio of net investment income to average
net assets                                         1.82%      1.11%     1.62%      0.68%(2)     2.17%      2.75%       3.45%(2)
Ratio of expenses to average net assets
before fee waivers
Ratio of net investment income to average
net assets                                         1.82%      1.11%     1.62%      0.68%(2)     2.17%      2.74%       3.40%(2)
before fee waivers
Portfolio turnover rate                            19%        19%       18%        18%          35%        53%         12%

(1)  CLASS A COMMENCED OPERATIONS ON AUGUST 22, 1994.
(2)  ANNUALIZED.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4)  CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.

FINANCIAL HIGHLIGHTS
ARMADA BALANCED ALLOCATION FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    FOR THE PERIOD ENDED
                                                                    MAY 31, 1999
                                                                    CLASS A(3)  CLASS B(4)
Net asset value, beginning of period                                $9.74       $9.82

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                               0.14        0.10
Net gain on securities (realized and unrealized)                    0.57        0.51
Total from investment operations                                    0.71        0.61

LESS DISTRIBUTIONS
Dividends from net investment income                                (0.14)      (0.10)
Total distributions                                                 (0.14)      (0.10)
Net asset value, end of period                                      $10.31      $10.33

TOTAL RETURN                                                        7.26%(1,2)  6.07%(1,2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                $1,466      $385
Ratio of expenses to average net assets                             1.31%(5)    2.02%(5)
Ratio of net investment income to average net assets                2.50%(5)    1.29%(5)
Ratio of expenses to average net assets before fee waivers          1.31%(5)    2.02%(5)
Ratio of investment income to average net assets before
fee waivers                                                         2.50%(5)    1.29%(5)
Portfolio turnover rate                                             116%        116%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3)  CLASS A COMMENCED OPERATIONS ON JULY 31, 1998.
(4)  CLASS B COMMENCED OPERATIONS ON NOVEMBER 11, 1998.
(5)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA TOTAL RETURN ADVANTAGE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE YEAR ENDED MAY 31,
                                                                                                               FOR THE PERIOD
                                                               1999        1998        1997         1996     ENDED MAY 31, 1995
                                                           CLASS A      CLASS A     CLASS A     CLASS A      CLASS A(1)
Net asset value, beginning of period                       $10.25       $9.89       $9.87       $10.54       $10.16

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.56         0.61        0.64        0.62(5)      0.49(5)
Net gain/ (loss) on securities (realized and unrealized)   (0.23)       0.36        0.16        (0.22)       0.40
Total from investment operations                           0.33         0.97        0.80        0.40         0.89

LESS DISTRIBUTIONS
Dividends from net investment income                       (0.56)       (0.61)      (0.64)      (0.62)       (0.49)
Dividends in excess of net investment income               (0.00)       (0.00)      (0.00)      (0.14)       (0.02)
Distributions from net realized capital gains              (0.04)       (0.00)      (0.00)      (0.31)       (0.00)
Distributions in excess of net realized capital gains      (0.00)       (0.00)      (0.14)      (0.00)       (0.00)
Total distributions                                        (0.60)       (0.61)      (0.78)      (1.07)       (0.51)
Net asset value, end of period                             $9.98        $10.25      $9.89       $9.87        $10.54

TOTAL RETURN                                               3.18%(3)     10.08%(3)   8.35%(3)    3.74%(3)     12.65%(3,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                       $4,686       $640        $2,186      $2,040       $106
Ratio of expenses to average net assets                    0.69%        0.54%       0.41%       0.36%        0.31%(2)
Ratio of net investment income to average net assets       5.48%        6.14%       6.46%       6.12%        6.92%(2)
Ratio of expenses to average net assets before
fee waivers                                                0.89%        0.97%       0.96%       0.89%        0.87%(2)
Ratio of net investment income to average net assets
before fee waivers                                         5.28%        5.71%       5.91%       5.59%        6.36%(2)
Portfolio turnover rate                                    142%         170%        169%        268%         166%

(1)  CLASS A COMMENCED OPERATIONS ON SEPTEMBER 6, 1994.
(2)  ANNUALIZED.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4) TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM EACH CLASS' COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF CLASS A FOR THE PERIOD WERE 9.14%.
(5)  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                      FOR THE YEAR ENDED MAY 31,
                                                                  1999               1998              1997
                                                            CLASS A   CLASS B  CLASS A  CLASS B(6) CLASS  A(4)
Net asset value, beginning of period                        $10.27    $10.26   $10.02   $10.35     $9.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.54      0.47     0.56     0.47       0.41
Net gain/(loss) on securities (realized and unrealized)     (0.15)    (0.15)   0.25     (0.09)     0.13
Total from investment operations                            0.39      0.32     0.81     0.38       0.54

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.54)    (0.47)   (0.56)   (0.47)     (0.41)
Distributions from net realized capital gains               (0.14)    (0.14)   (0.00)   (0.00)     (0.00)
Distributions in excess of net realized capital gains       (0.00)    (0.00)   (0.00)   (0.00)     (0.08)
Total distributions                                         (0.68)    (0.61)   (0.56)   (0.47)     (0.49)
Net asset value, end of period                              $9.98     $9.97    $10.27   $10.26     $10.02

TOTAL RETURN                                                3.77%(5)  3.06%(5) 8.29%(5) 8.36%(1,5) 7.22%(1,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $2,804    $725     $161     $1         $23
Ratio of expenses to average net assets                     0.96%     1.66%    1.05%    1.74%(1)   1.07%(1)
Ratio of net investment income to average net assets        5.18%     4.48%    5.52%    2.71%(1)   5.64%(1)
Ratio of expenses to average net assets before fee waivers  0.96%     1.66%    1.05%    1.74%(1)   1.07%(1)
Ratio of net investment income to average net assets        5.18%     4.48%    5.52%    2.71%(1)   5.64%(1)
before fee waivers
Portfolio turnover rate                                     270%      270%     220%     220%       96%

                                                             FOR THE PERIOD  FOR THE YEAR  FOR THE PERIOD
                                                                ENDED MAY    ENDED APRIL    ENDED APRIL
                                                              31, 1996(3)    30, 1996(3)    30, 1995(3)
Net asset value, beginning of period                         $10.04          $10.02        $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income
Net gain/(loss) on securities (realized and unrealized)      0.05            0.64          0.44
Total from investment operations                             (0.07)          0.07          0.02
                                                             (0.02)          0.71          0.46
LESS DISTRIBUTIONS
Dividends from net investment income
Distributions from net realized capital gains                (0.05)          (0.64)        (0.44)
Distributions in excess of net realized capital gains        (0.00)          (0.05)        (0.00)
Total distributions                                          (0.00)          (0.00)        (0.00)
Net asset value, end of period                               (0.05)          (0.69)        (0.44)
                                                             $9.97           $10.04        $10.02
TOTAL RETURN
                                                            (0.19)%(2,5)     7.09%(5)      4.75%(2,5)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)
Ratio of expenses to average net assets                      $88,829         $89,901       $53,316
Ratio of net investment income to average net assets         0.85%(1)        0.85%         0.85%(1)
Ratio of expenses to average net assets before fee waivers   5.88%(1)        6.20%         6.17%(1)
Ratio of net investment income to average net assets         1.25%(1)        1.25%         1.33%(1)
before fee waivers                                           5.48%(1)        5.80%         5.69%(1)
Portfolio turnover rate                                      2%              94%           172%

(1)  ANNUALIZED.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF A PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
(4)  CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
(5) TOTAL RETURN EXCLUDES SALES CHARGE. 6 CLASS B SHARES COMMENCED OPERATIONS JANUARY 6, 1998.

FINANCIAL HIGHLIGHTS
ARMADA INTERMEDIATE BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               FOR THE YEAR ENDED MAY 31,
                                                                    1999                1998          1997     1996     1995
                                                            CLASS A    CLASS B   CLASS A  CLASS B(3) CLASS A  CLASS A  CLASS A
Net asset value, beginning of period                        $10.63     $10.63    $10.42   $10.70     $10.35   $10.60   $10.30

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.54       0.45      0.58     0.2        0.57     0.59     0.61
Net gain/ (loss) on securities (realized and unrealized)    (0.16)     (0.15)    0.21     (0.07)     0.07     (0.23)   0.30
Total from investment operations                            0.38       0.30      0.79     0.13       0.64     0.36     0.91

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.54)     (0.46)    (0.58)   (0.2)      (0.57)   (0.59)   (0.61)
Distributions from net realized capital gains               (0.06)     (0.06)    (0.00)   (0.00)     (0.00)   (0.00)   (0.00)
Distributions in excess of net realized capital gains       (0.00)     (0.00)    (0.00)   (0.00)     (0.00)   (0.02)   (0.00)
Total distributions                                         (0.60)     (0.52)    (0.58)   (0.2)      (0.57)   (0.61)   (0.61)
Net asset value, end of period                              $10.41     $10.41    $10.63   $10.63     $10.42   $10.35   $10.60

TOTAL RETURN                                                3.54%(1)   2.83%(1)  7.71%(1) 7.39%(1,2) 6.36%(1) 3.44%(1) 9.26%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                         $5,129     $709      $3,288   $2         $3,720   $6,216   $5,527
Ratio of expenses to average net assets                     0.86%      1.57%     0.91%    1.60%(2)   0.96%    1.04%    1.09%
Ratio of net investment income to average net assets        4.96%      4.25%     5.48%    3.38%(2)   5.52%    5.50%    5.95%
Ratio of expenses to average net assets before fee waivers  1.00%      1.71%     1.06%    1.49%(2)   1.05%    1.06%    1.10%
Ratio of net investment income To average net assets        4.82%      4.11%     5.33%    3.49%(2)   5.44%    5.48%    5.94%
before fee waivers
Portfolio turnover rate                                     256%       256%      160%     160%       217%     45%      42%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.
(2)  ANNUALIZED.
(3)  CLASS B SHARES COMMENCED OPERATIONS JANUARY 6, 1998.

FINANCIAL HIGHLIGHTS
ARMADA GNMA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            FOR THE YEAR ENDED MAY 31,
                                                                                           FOR THE      FOR THE      FOR THE
                                                                                         PERIOD ENDED  YEAR ENDED   PERIOD ENDED
                                                             1999      1998    1997         MAY 31,     APRIL 30,     APRIL 30,
                                                           CLASS A   CLASS A  CLASS A(4)   1996(3)      1996(3)       1995(3)
Net asset value, beginning of period                       $10.36    $10.15   $10.02     $ 10.12       $ 10.16      $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.59     0.58      0.45       0.05          0.66         0.48
Net gain/(loss) on securities (realized and unrealized)    (0.20)   0.31      0.23       (0.09)        0.14         0.16
Total from investment operations                           0.39     0.89      0.68       (0.04)        0.80         0.64

LESS DISTRIBUTIONS
Dividends from net investment income                       (0.58)   (0.58)    (0.45)     (0.05)        (0.66)       (0.48)
Dividends from net realized capital gains                  (0.07)   (0.10)    (0.01)     (0.00)        (0.18)       (0.00)
Distributions in excess of net realized capital gains      (0.00)   (0.00)    (0.09)     (0.00)        (0.00)       (0.00)
Total distributions                                        (0.65)   (0.68)    (0.55)     (0.05)        (0.84)       (0.48)
Net asset value, end of period                             $10.10   $10.36    $10.15     $ 10.03       $ 10.12      $ 10.16

TOTAL RETURN                                               3.77%(5) 8.90%(5)  8.83%(1,5) (0.35)%(2,5)  7.97%(5)     6.61%(2,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                       $1,497   $   549   $   128    $60,532       $62,161      $42,212
Ratio of expenses to average net assets                    1.03%    1.09%     1.12%(1)   0.85%(1)      0.85%        0.85%(1)
Ratio of net investment income to average net assets       5.67%    5.54%     6.17%(1)   6.33%(1)      6.30%        6.68%(1)
Ratio of expenses to average net assets
before fee waivers                                         1.03%    1.09%     1.12%(1)   1.28%(1)      1.29%        1.40%(1)
Ratio of net investment income to average net assets       5.67%    5.54%     6.17%(1)   5.90%(1)      5.86%        6.13%(1)
before fee waivers
Portfolio turnover rate                                    85%      291%      57%        1%            149%         226%

(1)  ANNUALIZED.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
(4)  CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.
(5)  TOTAL RETURN EXCLUDES SALES CHARGE.

INANCIAL HIGHLIGHTS
ARMADA ENHANCED INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                  FOR THE YEAR ENDED MAY 31,        FOR THE PERIOD
                                                              1999      1998     1997       1996    ENDED MAY 31, 1995
                                                             CLASS A   CLASS A  CLASS A    CLASS A  CLASS A(1)
Net asset value, beginning of period                         $10.08    $10.00   $10.02     $10.18    $10.10

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.56      0.57     0.57       0.56      0.43(5)
Net gain/(loss) on securities (realized and unrealized)      (0.05)    0.09     0.01       (0.05)    0.06
Total from investment operations                             0.51      0.66     0.58       0.51      0.49

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.55)    (0.57)   (0.57)     (0.56)    (0.41)
Dividends in excess of net investment income                 0.00      (0.00)   (0.00)     (0.11)    (0.00)
Distributions of net realized capital gains                  (0.05)    (0.01)   (0.03)     (0.00)    (0.00)
Total distributions                                          (0.60)    (0.58)   (0.60)     (0.67)    (0.41)
Net asset value, end of period                               $9.99     $10.08   $10.00     $10.02    $10.18
                                                             4.94%(3)  6.68%(3) 5.91%(3)   5.13%(3)  6.84%(2,3,4)
TOTAL RETURN

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $550      $559     $2,051     $1,718    $2,547
Ratio of expenses to average net assets                      0.53%     0.41%    0.31%      0.33%     0.32%(2)
Ratio of net investment income to average net assets         5.39%     5.65%    5.63%      5.55%     5.89%(2)
Ratio of expenses to average net assets before fee waivers   0.75%     0.80%    0.75%      0.80%     0.79%(2)
Ratio of net investment income to average net assets before  5.17%     5.26%    5.18%      5.08%     5.42%(2)
fee waivers
Portfolio turnover rate                                      190%      135%     225%       98%       36%

(1)  CLASS A COMMENCED OPERATIONS ON SEPTEMBER 9, 1994.
(2)  ANNUALIZED.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4) TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM THE COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF THE CLASS A FOR THE PERIOD WERE 4.92%.
(5)  CALCULATION BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                              FOR THE YEAR ENDED MAY 31,
                                                                1999         1998         1997        1996         1995
                                                            CLASS A      CLASS A      CLASS A      CLASS A     CLASS A
Net asset value, beginning of period                        $ 11.09      $10.82       $10.66       $10.70      $10.53

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.52         0.51         0.51         0.50        0.50
Net gain/(loss) on securities (realized and unrealized)     (0.08)       0.28         0.16         (0.04)      0.17
Total from investment operations                            0.44         0.79         0.67         0.46        0.67

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.52)       (0.51)       (0.51)       (0.50)      (0.50)
Distributions from net realized capital gains               (0.01)       (0.01)       (0.00)       (0.00)      (0.00)
Total distributions                                         (0.53)       (0.52)       (0.51)       (0.50)      (0.50)
Net asset value, end of period                              $ 11.00      $11.09       $10.82       $10.66      $10.70

TOTAL RETURN                                                3.93%(1)     7.39%(1)     6.38%(1)     4.35%(1)    6.64%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $4,808       $4,037       $3,535       $2,869      $3,168
Ratio of expenses to average net assets                     0.38%        0.25%        0.24%        0.26%       0.24%
Ratio of net investment income to average net assets        4.67%        4.59%        4.71%        4.68%       4.82%
Ratio of expenses to average net assets before fee waivers  0.88%        0.80%        0.79%        0.83%       0.78%
Ratio of net investment income to average net assets        4.17%        4.04%        4.16%        4.11%       4.27%
before fee waivers
Portfolio turnover rate                                     19%          15%          23%          10%         3%

(1)  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           FOR THE YEAR ENDED MAY 31,
                                                                                         FOR THE     FOR THE    FOR THE
                                                                                         PERIOD        YEAR     PERIOD
                                                                                          ENDED       ENDED     ENDED
                                                                                         MAY 31,     APRIL 30,  APRIL 30,
                                                           1999       1998      1997     1996(3)      1996(3)    1995(3)
                                                        CLASS A    CLASS A   CLASS A(4)
Net asset value, beginning of period                    $10.45     $10.22    $10.13      $  10.12     $10.04    $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.48       0.45      0.31        0.04         0.43      0.29
Net gain/(loss) on securities (realized and unrealized) (0.04)     0.24      0.12        (0.04)       0.08      0.04
Total from investment operations                        0.44       0.69      0.43        0.00         0.51      0.33

LESS DISTRIBUTIONS
Dividends from net investment income                    (0.48)     (0.45)    (0.31)      (0.04)       (0.43)    (0.29)
Distributions from net realized capital gains           (0.01)     (0.00)    (0.02)      (0.00)       (0.00)    (0.00)
Distributions in excess of net realized capital gains   (0.00)     (0.01)    (0.01)      (0.00)       (0.00)    (0.00)
Total distributions                                     (0.49)     (0.46)    (0.34)      (0.04)       (0.43)    (0.29)
Net asset value, end of period                          $10.40     $10.45    $10.22      $10.08       $10.12    $10.04

TOTAL RETURN                                            4.21%(5)   6.84%(5)  6.13%(1,5)  (0.03)%(1,5) 5.06%(5)  3.38%(2,5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $218       $125      $81         $38,733      $38,809   $34,638
Ratio of expenses to average net assets                 0.58%      0.77%     0.99%(1)    0.85%(1)     0.85%     0.85%(1)
Ratio of net investment income to average net assets    4.70%      4.32%     4.26%(1)    4.32%(1)     4.16%     4.05%(1)
Ratio of expenses to average net assets before fee      0.93%      0.94%     1.00%(1)    1.31%(1)     1.24%     1.36%(1)
waivers
Ratio of net investment income to average net assets    4.35%      4.15%     4.25%(1)    3.86%(1)     3.77%     3.54%(1)
before fee waivers
Portfolio turnover rate                                 15%        20%       42%         0%           22%       4%

(1)  ANNUALIZED.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31. 4 CLASS A COMMENCED OPERATIONS ON
     SEPTEMBER 11, 1996.
(5)  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                               FOR THE YEAR
                                                            ENDED MAY 31, 1999

                                                        CLASS A(2)    CLASS B(5)
Net asset value, beginning of period                    $10.04        $10.23

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.41          0.13
Net gain/(loss) on securities (realized and
unrealized)                                             (0.04)        (0.26)
Total from investment operations                        0.37          (0.13)

LESS DISTRIBUTIONS
Dividends from net investment income                    (0.41)        (0.14)
Distribution from net realized capital gains            (0.03)        (0.00)
Total distributions                                     (0.44)        (0.14)
Net asset value, end of period                          $9.97         $9.96

TOTAL RETURN                                            3.67%(3,4)    (1.22)%(3,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $4,205        $ 275
Ratio of expenses to average net assets                 0.46%(1)      1.17%(1)
Ratio of net investment income to average net assets    4.29%(1)      3.58%(1)
Ratio of expenses to average net assets before fee      0.97%(1)      1.68%(1)
waivers
Ratio of net investment income to average net assets    3.78%(1)      3.07%(1)
before fee waivers
Portfolio turnover rate                                 23%           23%

(1)  ANNUALIZED
(2)  CLASS A COMMENCED OPERATIONS ON JUNE 19, 1998.
(3)  TOTAL RETURN EXCLUDES SALES CHARGE.
(4)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(5)  CLASS B COMMENCED OPERATIONS ON JANUARY 29, 1999.

FINANCIAL HIGHLIGHTS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR THE PERIOD ENDED
                                                                       MAY 31, 1999
                                                                   CLASS A(1)
Net asset value, beginning of period                               $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.02

LESS DISTRIBUTIONS
Dividends from net investment income                               (0.02)
Net asset value, end of period                                     $1.00

TOTAL RETURN                                                       1.50%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                               $11,019
Ratio of expenses to average net assets                            0.50%(3)
Ratio of net investment income to average net assets               2.62%(3)
Ratio of expenses to average net assets before fee waivers         0.70%(3)
Ratio of net investment income to average net assets
before fee waivers                                                 2.42%(3)

(1)  CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998.
(2)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   FOR YEAR                   FOR THE     FOR THE      FOR THE
                                                                    ENDED                  PERIOD ENDED  YEAR ENDED  PERIOD ENDED
                                                        1999     MAY 31, 1998     1997        MAY 31,     APRIL 30,    APRIL 30,
                                                    CLASS A      CLASS A      CLASS A(4)      1996(3)      1996(3)     1995(3)
Net asset value, beginning of period                $  1.00      $  1.00      $  1.00      $  1.00       $  1.00     $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                               0.03         0.03         0.02         0.00          0.03        0.02

LESS DISTRIBUTIONS
Dividends from net investment income                (0.03)       (0.03)       (0.02)       (0.00)        (0.03)      (0.02)
Net asset value, end of period                      $  1.00      $  1.00      $  1.00      $  1.00       $  1.00     $  1.00

TOTAL RETURN                                        2.76%        3.29%        3.18%(1)     0.28%(2)      3.36%       2.32%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                $53,822      $33,375      $20,830      $68,742       $70,422     $56,668
Ratio of expenses to average net assets             0.49%        0.46%        0.46%(1)     0.55%(1)      0.55%       0.55%(1)
Ratio of net investment income to average net       2.67%        3.23%        3.27%(1)     3.24%(1)      3.29%       3.21%(1)
assets
Ratio of expenses to average net assets before fee  0.74%        0.71%        0.71%(1)     0.97%(1)      0.96%       1.04%(1)
waivers
Ratio of net investment income to average net       2.42%        2.98%        3.02%(1)     2.82%(1)      2.88%       2.72%(1)
assets before fee waivers

(1) ANNUALIZED.
(2) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
(4) CLASS A COMMENCED OPERATIONS ON SEPTEMBER 11, 1996.

FINANCIAL HIGHLIGHTS
ARMADA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              FOR THE YEAR ENDED MAY 31,
                                                                 1999          1998         1997        1996        1995
                                                            CLASS A        CLASS A       CLASS A     CLASS A     CLASS A
Net asset value, beginning of period                        $1.00          $1.00         $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.03           0.03          0.03        0.03        0.03

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.03)         (0.03)        (0.03)      (0.03)      (0.03)
Net asset value, end of period                              $1.00          $1.00         $1.00       $1.00       $1.00
                                                            2.85%          3.27%         3.12%       3.29%       3.04%
TOTAL RETURN

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $190,469       $132,548      $71,917     $85,928     $51,916
Ratio of expenses to average net assets                     0.44%          0.42%         0.39%       0.40%       0.46%
Ratio of net investment income to average net assets        2.78%          3.20%         3.08%       3.23%       3.17%
Ratio of expenses to average net assets before fee waivers  0.64%          0.62%         0.59%       0.61%       0.67%
Ratio of net investment income to average net assets        2.58%          3.00%         2.88%       3.02%       2.96%
before fee waivers

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            FOR THE YEAR ENDED MAY 31,
                                                               1999                 1998           1997      1996      1995
                                                       CLASS A     CLASS B  CLASS A   CLASS B(1)  CLASS A   CLASS A   CLASS A
Net asset value, beginning of period                   $1.00       $1.00    $1.00     $1.00       $1.00     $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.05        0.04     0.05      0.05        0.05      0.05      0.05

LESS DISTRIBUTIONS
Dividends from net investment income                   (0.05)      (0.04)   (0.05)    (0.05)      (0.05)    (0.05)    (0.05)
Net asset value, end of period                         $1.00       $1.00    $1.00     $1.00       $1.00     $1.00     $1.00

TOTAL RETURN                                           4.82%       4.21%    5.26%     5.04%(2)    5.09%     5.35%     5.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                   $1,360,644  $27      $696,893  $5          $346,172  $343,087  $175,192
Ratio of expenses to average net assets                0.56%       1.27%    0.51%     1.22%(2)    0.47%     0.47%     0.47%
Ratio of net investment income to average net assets   4.68%       3.97%    5.14%     4.39%(2)    4.97%     5.18%     5.12%
Ratio of expenses to average net assets before fee     0.66%       1.37%    0.61%     1.27%(2)    0.57%     0.58%     0.58%
waivers
Ratio of net investment income to average net assets   4.58%       3.87%    5.08%     4.31%(2)    4.87%     5.07%     5.01%
before fee waivers

(1)  THE MONEY MARKET FUND CLASS B COMMENCED OPERATIONS JANUARY 5, 1998.
(2)  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                 1999         1998         1997        1996         1995
                                                             CLASS A      CLASS A      CLASS A      CLASS A     CLASS A
Net asset value, beginning of period                         $1.00        $1.00        $1.00        $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05         0.05         0.05         0.05        0.05

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.05)       (0.05)       (0.05)       (0.05)      (0.05)
Net asset value, end of period                               $1.00        $1.00        $1.00        $1.00       $1.00

TOTAL RETURN                                                 4.70%        5.17%        5.04%        5.31%       4.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $565,095     $247,281     $159,129     $131,194    $19,174
Ratio of expenses to average net assets                      0.57%        0.52%        0.47%        0.46%       0.51%
Ratio of net investment income to average net assets         4.61%        5.05%        4.93%        5.13%       5.01%
Ratio of expenses to average net assets before fee waivers   0.67%        0.62%        0.57%        0.57%       0.63%
Ratio of net investment income to average net assets before  4.51%        4.95%        4.83%        5.02%       4.90%
fee waivers

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              FOR THE YEAR ENDED MAY 31,
                                                               1999          1998          1997          1996       1995
                                                            CLASS A     CLASS A        CLASS A       CLASS A      CLASS
                                                                                                                  A(1)
Net asset value, beginning of period                        $1.00       $1.00          $1.00         $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.04        0.05           0.05          0.05         0.02

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.04)      (0.05)         (0.05)        (0.05)       (0.02)
Net asset value, end of period                              $1.00       $1.00          $1.00         $1.00        $1.00

TOTAL RETURN                                                4.23%       4.82%          4.79%         4.97%        5.41%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $83,020     $7,222         $5,680        $4,355       $ 366
Ratio of expenses to average net assets                     0.55%       0.51%          0.47%         0.52%        0.56%(2)
Ratio of net investment income to average net assets        4.21%       4.71%          4.68%         4.77%        5.35%(2)
Ratio of expenses to average net assets before fee waivers  0.60%       0.56%          0.52%         0.58%        0.63%(2)
Ratio of net investment income to average net assets        4.16%       4.66%          4.63%         4.71%        5.28%(2)
before fee waivers

(1)  CLASS A COMMENCED OPERATIONS ON DECEMBER 22, 1994.
(2)  ANNUALIZED.

                                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated September 28, 1999, includes detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  Call 1-800-622-FUND (3863)

BY MAIL:
P.O. Box 8421
Boston, MA 02266-8421

BY INTERNET:  www.armadafunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.






































The Armada Fund's Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                                 CLASS I SHARES

                                   PROSPECTUS
                               SEPTEMBER ___, 1999


                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA SMALL CAP VALUE FUND
                          ARMADA SMALL CAP GROWTH FUND
                            ARMADA EQUITY GROWTH FUND
                         ARMADA TAX MANAGED EQUITY FUND
                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY INDEX FUND
                            ARMADA EQUITY INCOME FUND
                         ARMADA BALANCED ALLOCATION FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                                ARMADA BOND FUND
                          ARMADA INTERMEDIATE BOND FUND
                                ARMADA GNMA FUND
                           ARMADA ENHANCED INCOME FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                    ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND
                        ARMADA TREASURY MONEY MARKET FUND
                           ARMADA MID CAP GROWTH FUND
                           ARMADA LARGE CAP ULTRA FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                     ARMADA TREASURY PLUS MONEY MARKET FUND


     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES
         OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                             INVESTMENT SUB-ADVISER
                      NATIONAL ASSET MANAGEMENT CORPORATION
                          (ARMADA CORE EQUITY FUND AND
                       ARMADA TOTAL RETURN ADVANTAGE FUND)

                           HOW TO READ THIS PROSPECTUS

The Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Funds before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                            PAGE
     ARMADA INTERNATIONAL EQUITY FUND.......................................XXX
     ARMADA SMALL CAP VALUE FUND............................................XXX
     ARMADA SMALL CAP GROWTH FUND...........................................XXX
     ARMADA EQUITY GROWTH FUND..............................................XXX
     ARMADA TAX MANAGED EQUITY FUND.........................................XXX
     ARMADA CORE EQUITY FUND................................................XXX
     ARMADA EQUITY INDEX FUND...............................................XXX
     ARMADA EQUITY INCOME FUND..............................................XXX
     ARMADA BALANCED ALLOCATION FUND........................................XXX
     ARMADA TOTAL RETURN ADVANTAGE FUND.....................................XXX
     ARMADA BOND FUND.......................................................XXX
     ARMADA INTERMEDIATE BOND FUND..........................................XXX
     ARMADA GNMA FUND.......................................................XXX
     ARMADA ENHANCED INCOME FUND............................................XXX

     ARMADA OHIO TAX EXEMPT BOND FUND.......................................XXX

     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND................................XXX

     ARMADA NATIONAL TAX EXEMPT BOND FUND...................................XXX

     ARMADA OHIO MUNICIPAL MONEY MARKET FUND................................XXX

     ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND.......................XXX
     ARMADA TAX EXEMPT MONEY MARKET FUND....................................XXX

     ARMADA MONEY MARKET FUND...............................................XXX
     ARMADA GOVERNMENT MONEY MARKET FUND....................................XXX
     ARMADA TREASURY MONEY MARKET FUND......................................XXX
     ARMADA MID CAP GROWTH FUND.............................................XXX
     ARMADA LARGE CAP ULTRA FUND............................................XXX
     ARMADA U.S. GOVERNMENT INCOME FUND.....................................XXX
     ARMADA MICHIGAN MUNICIPAL BOND FUND....................................XXX
     ARMADA TREASURY PLUS MONEY MARKET FUND.................................XXX
     MORE INFORMATION ABOUT RISK............................................XXX
     EACH FUND'S OTHER INVESTMENTS..........................................XXX
     THE INVESTMENT ADVISER, SUB-ADVISER AND
         INVESTMENT TEAM....................................................XXX


                                  Page 3 of 137


     PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES.....................................XXX
     FINANCIAL HIGHLIGHTS...................................................XXX

RISK/RETURN SUMMARY

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.


No matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments.


An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.


Although a money market fund seeks to keep a constant price per share of $1.00, there is no guarantee that a money market fund will achieve this goal and it is possible that you may lose money by investing in the fund.


The value of your investment in a Fund (other than a money market fund) is based primarily on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


Fund performance is measured against an index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

ARMADA INTERNATIONAL EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Equity securities of foreign issuers

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in equity securities of
                                           issuers located in at least three
                                           foreign countries

INVESTOR PROFILE                           Investors seeking capital
                                           appreciation, who are willing to
                                           accept the risks of foreign investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA INTERNATIONAL EQUITY FUND




The Armada International Equity Fund's investment objective is to provide capital appreciation by investing in a portfolio of equity securities of foreign issuers. Equity securities of foreign issuers include common, preferred and convertible bonds, of companies headquartered outside the United States. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the equity securities of foreign issuers. The Fund focuses on issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (World EAFE) Index. The Adviser makes judgements about the attractiveness of countries based upon a collection of criteria. The relative valuation, growth prospects, fiscal, monetary and regulatory government policies are considered jointly and generally in making these judgements. The percentage of the Fund in each country is determined by its relative attractiveness and weight in the World EAFE Index. More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Within foreign markets, the Adviser buys and sells securities based on its analysis of competitive position and valuation. The adviser sells securities whose competitive position is deteriorating or whose valuation is unattractive relative to industry peers. Likewise, companies with strong and durable competitive advantages and attractive valuation are considered for purchase.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA INTERNATIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


Companies making up the EAFE Index are generally issuers of larger cap securities of multi-national companies who are affected by risks worldwide.


Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries.


The Fund is also subject to the risk that its market segment, international equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



                                     1998                        19.98%

                                  BEST QUARTER                WORST QUARTER
                                     20.11%                      -15.57%
                                   (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 4.87%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.

CLASS I SHARES                                 1 YEAR           SINCE INCEPTION
------------------------------------------------------------------------------------
ARMADA INTERNATIONAL EQUITY FUND               19.98%               7.99%(1)
MORGAN STANLEY EAFE INDEX(3)                   20.00%               12.35%(2)


(1)Since August 1, 1997
(2)Since August 31, 1997
(3)The Morgan Stanley Capital International Europe, Australasia and Far East
(EAFE) Index represents the performance of the major stock markets in those regions.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                      CLASS I SHARES
------------------------------------------------------------------------

Investment Advisory Fees                           1.15%
Distribution and Service (12b-1) Fees              0.10%
Other Expenses                                     0.23%

                                                   -----
Total Annual Fund Operating Expenses               1.48%*

--------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:




        Armada International Equity Fund-- Class I Shares           1.42%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
      $151                          $468                         $808                        $1,768

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA SMALL CAP VALUE FUND

FUND SUMMARY


INVESTMENT GOAL                            Capital appreciation

INVESTMENT FOCUS                           Small cap equity securities

SHARE PRICE VOLATILITY                     High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY              Investing in value-oriented equity
                                           securities of smaller issuers

INVESTOR PROFILE                           Investors seeking capital
                                           appreciation, who are willing to
                                           accept the risk of share price
                                           volatility that may accompany small
                                           cap investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA SMALL CAP VALUE FUND




The Armada Small Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in securities of small capitalization companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser uses a value-oriented approach. The Adviser generally seeks to invest in equity securities based upon price/earnings, price/book and price/cash flow ratios which are lower than the market averages. The Adviser generally sells securities based upon price/earnings, price/book and price/cash flow ratios which rise above market averages or when a company no longer has a small capitalization.


The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Value Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA SMALL CAP VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Smaller capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


The Fund is also subject to the risk that its market segment, small cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I from year to year.

                                   1995                         18.63%
                                   1996                         22.64%
                                   1997                         32.43%
                                   1998                         -6.96%

                                  BEST QUARTER                WORST QUARTER
                                     17.79%                      -17.57%
                                   (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 6.56%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE RUSSELL 2000 VALUE INDEX.

CLASS I SHARES                                 1 YEAR              SINCE INCEPTION
--------------------------------------------------------------------------------------
ARMADA SMALL CAP VALUE FUND                    -6.96%                  15.91%(1)
RUSSELL 2000 VALUE INDEX(3)                    -2.55%                  14.84%(2)

(1)Since December 20, 1989
(2)Since December 31, 1989
(3)The Russell 2000 Value Index is comprised of securities in The Russell 2000 Index with a less than average growth orientation. Companies in this index generally have low price to book and price-earnings ratios.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                  CLASS I SHARES
------------------------------------------------------------------------
Investment Advisory Fees                          1.00%
Distribution and Service (12b-1) Fees             0.10%
Other Expenses                                    0.15%
                                                  -----
Total Annual Fund Operating Expenses              1.25%*

--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Small Cap Value Fund - Class I Shares         1.19%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
        $127                          $397                         $686                        $1,511

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA SMALL CAP GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation

INVESTMENT FOCUS                            Small cap equity securities

SHARE PRICE VOLATILITY                      High
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY               Investing in growth-oriented equity
                                            securities of smaller issuers

INVESTOR PROFILE                            Investors seeking capital
                                            appreciation, who are willing to
                                            accept the risk of share price
                                            volatility that may accompany small
                                            cap investing



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA SMALL CAP GROWTH FUND




The Armada Small Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded small cap equity securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in securities of companies with small stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. The Adviser seeks to invest in small capitalization companies with strong growth in revenue, earnings, and cash flow. Purchase decision are also based on the security's valuation relative to the company's expected growth rate, earnings quality and competitive position, valuation compared to similar securities, and the security's trading liquidity. Reasons for selling securities include disappointing fundamentals, negative industry developments, evidence of management's inability to execute a sound business plan, capitalization exceeding the Adviser's definition of "small capitalization", desire to reduce exposure to an industry or sector, and valuation levels which cannot be justified by the company's fundamental growth prospects.


The Fund considers a small capitalization or "small cap" company to be one that has a comparable market capitalization to the companies in the Russell 2000 Growth Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA SMALL CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, small cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



                                   1998                          7.56%

                                  BEST QUARTER                WORST QUARTER
                                     22.73%                      -21.14%
                                   (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was -2.20%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF RUSSELL 2000 GROWTH INDEX.

CLASS I SHARES                                        1 YEAR           SINCE INCEPTION
--------------------------------------------------------------------------------------------
ARMADA SMALL CAP GROWTH FUND                          7.56%                10.59%(1)
RUSSELL 2000 GROWTH INDEX(3)                         -2.55%                 0.81%(2)

(1)Since August 1, 1997
(2)Since August 31, 1997
(3)The Russell 2000 Growth Index is comprised of securities in the Russell 2000 Stock Index with a greater than average growth orientation.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                 CLASS I SHARES
--------------------------------------------------------------------
Investment Advisory Fees                      1.00%
Distribution and Service (12b-1) Fees         0.10%
Other Expenses                                0.17%
                                              -----
Total Annual Fund Operating Expenses          1.27%*

--------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Small Cap Growth Fund-- Class I Shares          1.21%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
        $129                          $403                         $697                        $1,534

EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY GROWTH FUND

FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation

INVESTMENT FOCUS                            Large cap equity securities

SHARE PRICE VOLATILITY                      High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in growth oriented common
                                            stocks of larger issuers

INVESTOR PROFILE                            Investors seeking capital
                                            appreciation and who are willing to
                                            accept the risk of investing in
                                            equity securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY GROWTH FUND



The Armada Equity Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without shareholder vote. The Fund will normally invest at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalization. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. In buying and selling securities for the Fund, the Adviser considers factors such as historical and projected earnings growth, earnings quality and liquidity. The Fund generally purchases common stocks that are listed on a national securities exchange or unlisted securities with an established over-the-counter market.

The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Composite Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                                   1990                          1.28%
                                   1991                         36.12%
                                   1992                          6.38%
                                   1993                         -0.27%
                                   1994                         -0.79%
                                   1995                         28.93%
                                   1996                         20.33%
                                   1997                         36.61%
                                   1998                         29.09%

                                  BEST QUARTER                WORST QUARTER
                                     22.87%                      -13.71%
                                   (12/31/98)                   (9/30/90)


The Fund's performance from January 1, 1999 to June 30, 1999 was 8.92%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS I SHARES                                1 YEAR           5 YEARS         SINCE INCEPTION
---------------------------------------------------------------------------------------------------
ARMADA EQUITY GROWTH FUND                     29.09%           22.11%              16.95%(1)
S&P 500 COMPOSITE INDEX(3)                    28.60%           24.05%              17.89%(2)

(1)Since December 20, 1989
(2)Since December 31, 1989
(3)The S&P 500 Composite Index is a widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                CLASS I SHARES
----------------------------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution and Service (12b-1) Fees           0.10%
Other Expenses                                  0.13%
                                                -----
Total Annual Fund Operating Expenses            0.98%*

--------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Equity Growth Fund-- Class I Shares         0.92%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
        $100                          $312                         $542                        $1,201


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TAX MANAGED EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation, while
                                            minimizing the impact of taxes

INVESTMENT FOCUS                            Equity securities



SHARE PRICE VOLATILITY                      High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in common stock using
                                            strategies designed to minimize the
                                            impact of taxes

INVESTOR PROFILE                            Investors who are seeking capital
                                            appreciation while minimizing the
                                            impact of taxes and who are willing
                                            to accept the risk of investing in
                                            equity securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TAX MANAGED EQUITY FUND




The Armada Tax Managed Equity Fund's investment objective is to provide capital appreciation while minimizing the impact of taxes on shareholders' returns. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in common stocks. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. Equity securities of foreign issuers include common, preferred and convertible bonds, of companies headquartered outside the United States. The Adviser buys and sells common stocks based on factors such as historical and projected long-term earnings growth, earnings quality and liquidity. The Adviser attempts to minimize the realization of taxable gains by investing in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. This generally results in a low level of portfolio turnover. In addition, the Fund seeks to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum. The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains. The Fund may redeem in-kind redemptions consistent with its investment objective. An in-kind redemption may serve to minimize any tax impact on the remaining shareholders, because a Fund generally recognizes no taxable gain (or loss) on the securities used to make an in-kind redemption. The Fund is not a tax exempt fund, and it expects to distribute taxable dividends and capital gains from time to time.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA TAX MANAGED EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1989                         29.63%
                                   1990                         -1.08%
                                   1991                         34.07%
                                   1992                          6.89%
                                   1993                          1.20%
                                   1994                         -1.85%
                                   1995                         29.51%
                                   1996                         20.64%
                                   1997                         39.06%
                                   1998                         36.84%

                                  BEST QUARTER                WORST QUARTER
                                     22.87%                      -14.38%
                                   (12/31/98)                   (9/30/90)


The Fund's performance from January 1, 1999 to June 30, 1999 was 7.60%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS I SHARES                                     1 YEAR       5 YEARS      10 YEARS    SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------
ARMADA TAX MANAGED EQUITY FUND                     36.84%        23.89%       18.43%     18.08%(1)
S&P 500 COMPOSITE INDEX(2)                         28.60%        24.05%       19.19%     18.97%(1)


(1)Since June 30, 1984
(2)The S&P 500 Composite Index is a widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

The performance of the Armada Tax Managed Equity Fund for the period prior to April 9, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the Tax Managed Equity Fund. At the time of the Tax Managed Equity Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the Tax Managed Equity Fund's commencement of operations, on April 9 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the Tax Managed Equity Fund.


The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct from the Tax Managed Equity Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                CLASS I SHARES
----------------------------------------------------------------------
Investment Advisory Fees                        0.75%
Distribution and Service (12b-1) Fees           0.10%
Other Expenses                                  0.15%
                                                -----
Total Annual Fund Operating Expenses            1.00%*

--------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Tax Managed Equity Fund-- Class I Shares          0.94%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
             $102                          $318                         $552                        $1,225


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA CORE EQUITY FUND

FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation

INVESTMENT FOCUS                            Large cap common stocks

SHARE PRICE VOLATILITY                      High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in large capitalization
                                            common stocks

INVESTOR PROFILE                            Investors seeking capital
                                            appreciation, who are willing to
                                            accept the risk of investing in
                                            equity securities



PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA CORE EQUITY FUND




The Armada Core Equity Fund's investment objective is to provide capital appreciation by blending value and growth investment styles. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in a diversified portfolio of common stocks and securities convertible into common stocks of companies with large stock market capitalizations. The Sub-Adviser will normally invest between 20% and 50% of its assets in the following three types of equity securities: (1) common stocks that meet the Sub-Adviser's criteria for five-year annual earnings-per-share growth rates and which exhibit no decline in the normalized annual earnings-per-share rate during the last five years; (2) common stocks with price-to-earnings ratios below the average of the companies included in the S&P 500 Composite Index; and
(3) common stocks that pay dividends at a rate above the average of the companies included in the S&P 500 Composite Index.


The Sub-Adviser utilizes a systematic, disciplined investment process when selecting individual securities. This includes: (1) screening a database for liquidity and the criteria listed above; (2) scoring each issue emphasizing fundamental, valuation and technical indicators; and (3) security analysis that further evaluates the company and the stock, which includes an analysis of company fundamentals such as earnings, profitability and management, valuation such as price/earnings, price/book and yield, and technical analysis emphasizing individual stock price trends.


The sell discipline involves the monitoring of each company's fundamental, valuation, and technical measures. If one of these measures is unfavorable, an immediate review of that company is performed. If two of these three measures are unfavorable, that stock is sold. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities.


The Fund considers a large capitalization or "large cap" company to be one that has a comparable market capitalization to the companies in the S&P 500 Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA CORE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.



                                     1998                     32.37%
                                  BEST QUARTER                WORST QUARTER
                                     25.10%                       -6.78%
                                   (12/31/98)                   (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 12.91%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 COMPOSITE INDEX.


CLASS I SHARES                                  1 YEAR                   SINCE INCEPTION
-------------------------------------------------------------------------------------------------
ARMADA CORE EQUITY FUND                         32.37%                       24.26%(1)
S&P 500 COMPOSITE INDEX(3)                      28.60%                       28.38%(2)


(1) Since August 1, 1997
(2) Since August 31, 1997
(3) The S&P 500 Composite Index is a widely recognized, unmanaged index of common stocks generally representative of the U.S. stock market as a whole.

FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, distribution, administration and custody services and other costs of doing business. This table describes maximum fees and expenses that you may pay indirectly if you hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              CLASS I SHARES
---------------------------------------------------------------------
Investment Advisory Fees                      0.75%
Distribution and Service (12b-1) Fees         0.10%
Other Expenses                                0.12%
                                              -----
Total Annual Fund Operating Expenses          0.97%*

--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Core Equity Fund-- Class I Shares             0.91%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
      $99                           $309                         $536                        $1,190


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY INDEX FUND

FUND SUMMARY



INVESTMENT GOAL                             To approximate, before Fund
                                            expenses, the investment results of
                                            the S&P 500 Composite Index

INVESTMENT FOCUS                            Common stocks of larger issuers

SHARE PRICE VOLATILITY                      High
(RELATIVE TO MUTUAL FUNDS GENERALLY)


PRINCIPAL INVESTMENT STRATEGY               Investing in stocks that comprise
                                            the S&P 500 Composite Index


INVESTOR PROFILE                            Investors seeking returns similar to
                                            the S&P 500 Composite Index, who are
                                            willing to accept the risk of
                                            investing in equity securities




PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY INDEX FUND




The Armada Equity Index Fund's investment objective is to provide investment results that, before Fund expenses, approximate the aggregate price and dividend performance of the securities included in the S&P 500 Composite Index by investing in securities comprising the S&P 500 Composite Index. The investment objective may be changed without a shareholder vote. The S&P 500 Composite Index is made up of common stocks of 500 large, publicly traded companies. The Fund buys and holds all stocks included in the S&P 500 Composite Index in exactly the same proportion as those stocks are held in the Index. Stocks are eliminated from the Fund when removed from the S&P 500 Composite Index. The Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses).


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.



PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY INDEX FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, the S&P 500 Composite Index of common stocks, may underperform other equity market segments or the equity market as a whole.

The Fund's ability to duplicate the performance of the S&P 500 Composite Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund's expenses. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no bar chart or performance table for Class I Shares of the Fund because it has not completed a full calendar year of operations.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                 CLASS I SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                         0.35%
Distribution and Service (12b-1) Fees            0.10%
Other Expenses                                   0.16%
                                                 -----
Total Annual Fund Operating Expenses             0.61%*

--------------------------------------------------------------------------------




* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Equity Index Fund-- Class I Shares          0.36%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
      $62                           $195                         $340                         $762


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA EQUITY INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation

INVESTMENT FOCUS                            Income producing equity securities

SHARE PRICE VOLATILITY                      Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in equity securities that
                                            provide a higher yield than the
                                            general market

INVESTOR PROFILE                            Investors seeking an income
                                            component as well as capital
                                            appreciation and who are willing to
                                            accept the risk of investing in
                                            equity securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA EQUITY INCOME FUND


The Armada Equity Income Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded equity securities which, in the aggregate, provide a premium current yield. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The Fund normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks of companies that have the ability to pay dividends with a yield above the S&P 500 Composite Index. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. The investment objective may be changed without a shareholder vote. In buying and selling securities for the Fund, the Adviser emphasizes equity securities that provide a higher yield than the general market. The Fund will generally sell securities when their yields approach a market yield or they otherwise fail to satisfy investment criteria.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA EQUITY INCOME FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


The Fund is also subject to the risk that its market segment, income producing equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                     1995                     27.70%
                                     1996                     18.08%
                                     1997                     29.21%
                                     1998                     10.23%

                                  BEST QUARTER                WORST QUARTER

                                     12.63%                       -8.77%
                                   (6/30/97)                    (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 10.58%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE S&P 500 BARRA/VALUE INDEX.


CLASS I SHARES                                   1 YEAR                SINCE INCEPTION
-----------------------------------------------------------------------------------------------
ARMADA EQUITY INCOME FUND                        10.23%                    18.69%(1)
S&P 500 BARRA/VALUE INDEX(3)                     14.68%                    22.52%(2)


(1) Since July 1, 1994
(2) Since July 31, 1994
(3) The S&P Barra/Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than average price-to book ratio.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                              CLASS I SHARES
--------------------------------------------------------------------
Investment Advisory Fees                      0.75%
Distribution and Service (12b-1) Fees         0.10%
Other Expenses                                0.14%
                                              -----
Total Annual Fund Operating Expenses          0.99%*

--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Equity Income Fund-- Class I Shares        0.93%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
       $101                          $315                         $547                        $1,213


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA BALANCED ALLOCATION FUND


FUND SUMMARY


INVESTMENT GOAL                             Long-term capital appreciation and
                                            current income

INVESTMENT FOCUS                            A combination of growth-oriented
                                            common stocks, fixed income
                                            securities and cash equivalents

SHARE PRICE VOLATILITY                      Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in a diversified portfolio
                                            of growth-oriented common stocks,
                                            investment grade fixed income
                                            securities and cash equivalents with
                                            varying asset allocations depending
                                            on the Adviser's assessment of
                                            market conditions

INVESTOR PROFILE                            Investors seeking a broad
                                            diversification by asset class and
                                            style to manage risk and provide the
                                            potential for above-average total
                                            returns (as gauged by the returns of
                                            the S&P 500 Composite Index and the
                                            Lehman Aggregate Bond Index)


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA BALANCED ALLOCATION FUND


The Armada Balanced Allocation Fund's investment objective is to provide long-term capital appreciation and current income. The investment objective may be changed without a shareholder vote. The Fund intends to invest 50% to 70% of its net assets in common stocks and convertible securities, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalent securities (which include common, preferred and convertible bonds of companies head-quartered outside the United States). The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities (which include common, preferred and convertible bonds of companies headquartered outside the United States). The Fund also invests in small capitalization companies. The Adviser buys and sells equity securities based on their potential for long-term capital appreciation. The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities (which are those rated at the time of investment in one of the four highest rating categories by a major rating agency) for current income. The Fund invests in cash equivalent, short-term obligations for stability and liquidity.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA BALANCED ALLOCATION FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.


The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies may. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its market segments, investment grade fixed income and growth-oriented equity securities, may underperform other fixed income or equity market segments or the fixed income or equity markets as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it has not completed a full calendar year of operations.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                  CLASS I SHARES
------------------------------------------------------------------------
Investment Advisory Fees                          0.75%
Distribution and Service (12b-1) Fees             0.10%
Other Expenses                                    0.21%
                                                  -----
Total Annual Fund Operating Expenses              1.06%*

--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


      Armada Balanced Allocation Fund-- Class I Shares           1.00%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
       $108                          $337                         $585                        $1,294


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TOTAL RETURN ADVANTAGE FUND


FUND SUMMARY


INVESTMENT GOAL                             Current income as well as
                                            preservation of capital

INVESTMENT FOCUS                            Investment grade fixed income
                                            securities

SHARE PRICE VOLATILITY                      Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in investment grade fixed
                                            income securities, while maintaining
                                            an average dollar-weighted maturity
                                            of between four and twelve years.

INVESTOR PROFILE                            Investors seeking total return with
                                            less price volatility than would be
                                            the case if the Fund were to invest
                                            in equity securities, and who are
                                            willing to accept the risks of
                                            investing in fixed income securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TOTAL RETURN ADVANTAGE FUND


The Armada Total Return Advantage Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including asset-backed securities and mortgage-backed securities and obligations of corporate and U.S. government issuers. Fixed income securities are designed to provide a fixed rate of interest at maturity and return the principal value at the end of the term. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. In buying and selling securities for the Fund, the Adviser uses a number of strategies, including duration/maturity management, sector allocation and individual security selection. The Fund may invest up to 15% of its assets in fixed income securities that are non-rated or rated below investment grade, sometimes known as "junk bonds".


The Fund generally maintains an average dollar-weighted maturity of between four and twelve years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TOTAL RETURN ADVANTAGE FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the full faith and credit of the United States, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. Examples of agencies and instrumentalitites of the U.S. government include GNMA and TV Authority.


The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                     1995                     19.18%
                                     1996                      3.11%
                                     1997                      8.91%
                                     1998                      9.05%

                                  BEST QUARTER                WORST QUARTER

                                     6.92%                        -2.52%
                                   (6/30/95)                    (3/31/96)


The Fund's performance from January 1, 1999 to June 30, 1999 was -2.69%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX.


CLASS I SHARES                                                   1 YEAR     SINCE INCEPTION
-----------------------------------------------------------------------------------------------
ARMADA TOTAL RETURN ADVANTAGE FUND                                9.05%     8.95%(1)
LEHMAN GOVERNMENT/CORPORATE BOND INDEX(3)                         9.47%     8.91%(2)


(1) Since July 7, 1994
(2) Since July 31, 1994
(3) The Lehman Government/Corporate Bond Index is a widely recognized index of government and corporate debt securities rated investment grade or better, with maturities of at least 1 year.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                 CLASS I SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                         0.55%
Distribution and Service (12b-1) Fees            0.10%
Other Expenses                                   0.14%
                                                 -----
Total Annual Fund Operating Expenses             0.79%*

--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


      Armada Total Return Advantage Fund-- Class I Shares           0.49%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
        $81                           $252                         $439                         $978


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA BOND FUND


FUND SUMMARY


INVESTMENT GOAL                             Current income as well as
                                            preservation of capital

INVESTMENT FOCUS                            Investment-grade fixed income
                                            securities

SHARE PRICE VOLATILITY                      Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in a diversified
                                            portfolio of investment-grade fixed
                                            income securities, which maintains
                                            a dollar-weighted average maturity
                                            of between four and twelve years

INVESTOR PROFILE                            Investors seeking current income,
                                            and who are willing to accept the
                                            risks of investing in fixed income
                                            securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA BOND FUND


The Armada Bond Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Investment-grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate the holding to determine whether it is in the best interest of investors to sell. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between four and twelve years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1995                         14.46%
                                   1996                          3.48%
                                   1997                          7.97%
                                   1998                          8.44%

                                  BEST QUARTER                WORST QUARTER

                                     4.75%                        -0.98%
                                   (9/30/98)                    (3/31/96)


The Fund's performance from January 1, 1999 to June 30, 1999 was -2.17%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN AGGREGATE BOND INDEX.


CLASS I SHARES                                               1 YEAR            SINCE INCEPTION
----------------------------------------------------------------------------------------------------
ARMADA BOND FUND                                              8.44%                 7.57%(1)
LEHMAN AGGREGATE BOND INDEX(3)                                8.67%                 8.90%(2)


(1)Since August 10, 1994
(2)Since August 31, 1994
(3)The Lehman Aggregate Bond Index is an unmanaged, fixed income, market value-weighted index that includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                      CLASS I SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.55%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.14%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.79%*


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Bond Fund-- Class I Shares                        0.73%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 Year                        3 Years                      5 Years                     10 Years
             $81                           $252                         $439                         $978


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA INTERMEDIATE BOND FUND


FUND SUMMARY


INVESTMENT GOAL                             High current income as well as
                                            preservation of capital

INVESTMENT FOCUS                            Investment grade fixed income
                                            securities

SHARE PRICE VOLATILITY                      Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY               Investing in investment grade
                                            fixed income securities, while
                                            maintaining a dollar-weighted
                                            average maturity between three and
                                            ten years

INVESTOR PROFILE                            Investors seeking current income,
                                            and who are willing to accept the
                                            risks of investing in fixed income
                                            securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA INTERMEDIATE BOND FUND


The Armada Intermediate Bond Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in domestic and foreign investment grade fixed income securities of all types, including obligations of corporate and governmental issuers and mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average maturity of between Three and Ten years.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA INTERMEDIATE BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1990                          8.28%
                                   1991                         15.69%
                                   1992                          7.51%
                                   1993                         10.32%
                                   1994                         -4.52%
                                   1995                         15.74%
                                   1996                          3.12%
                                   1997                          6.94%
                                   1998                          7.91%

                                  BEST QUARTER                WORST QUARTER

                                     5.46%                        -3.22%
                                   (12/31/90)                   (3/31/94)

The Fund's performance from January 1, 1999 to June 30, 1999 was -1.05%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.


CLASS I SHARES                                                        1 YEAR     5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA INTERMEDIATE BOND FUND                                         7.91%       5.63%         7.71%(1)
LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX(3)                8.42%       6.59%         8.05%(2)


(1)Since December 20, 1989
(2)Since December 31, 1989
(3)The Lehman Intermediate Government/Corporate Bond Index is representative of intermediate-term bonds.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                      CLASS I SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.55%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.15%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.80%*


* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


               Armada Intermediate Bond Fund-- Class I Shares             0.59%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            $82                           $255                         $444                         $990


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA GNMA FUND


FUND SUMMARY

INVESTMENT GOAL                           Current income as well as preservation
                                          of capital

INVESTMENT FOCUS                          Mortgage-backed securities

SHARE PRICE VOLATILITY                    Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in mortgage-backed
                                          securities, guaranteed by the
                                          Government National Mortgage
                                          Association (GNMA)

INVESTOR PROFILE                          Investors seeking current income, and
                                          who are  willing  to accept the risks
                                          of investing in mortgage-backed
                                          securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA GNMA FUND


The Armada GNMA Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in mortgage-backed securities guaranteed by GMNA. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in mortgage-backed securities guaranteed by GNMA, which is an agency of the U.S. government established to supervise and finance certain types of mortgages. In addition to mortgage-backed securities, the Fund invests in other types of investment grade fixed income securities such as Treasuries, agencies, asset-backed securities and commercial paper.


In buying and selling securities for the Fund, the Adviser assesses current and projected market conditions by considering a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors.


The Fund's dollar-weighted average portfolio maturity will be between three and ten years. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA GNMA FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


The Fund is also subject to the risk that its market segment, mortgage-backed securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1995                         16.15%
                                   1996                          4.75%
                                   1997                          9.31%
                                   1998                          6.50%

                                  BEST QUARTER                WORST QUARTER
                                     5.15%                        -0.42%
                                   (3/31/95)                    (3/31/96)




The Fund's performance from January 1, 1999 to June 30, 1999 was -0.14%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN GNMA INDEX.



CLASS I SHARES                                           1 YEAR                SINCE INCEPTION
----------------------------------------------------------------------------------------------------
ARMADA GNMA FUND                                          6.50%                    8.22%(1)
LEHMAN GNMA INDEX(3)                                      6.91%                    8.70%(2)



(1)Since August 10, 1994
(2)Since August 31, 1994
(3)The Lehman GNMA Index tracks GNMA issues, including single family, mobile home, midgets and graduated payment components.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      CLASS I SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.55%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.18%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.83%*
--------------------------------------------------------------------------------



* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Distributor is waiving a portion of the fees in order to keep total operating expenses at a specified level. The Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada GNMA Fund-- Class I Shares                0.77%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR            3 YEARS            5 YEARS            10 YEARS
             $85               $265               $460               $1,025


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA ENHANCED INCOME FUND


FUND SUMMARY

INVESTMENT GOAL                           Current  income as well as
                                          preservation of capital

INVESTMENT FOCUS                          Investment grade debt securities

SHARE PRICE VOLATILITY                    Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing  in  investment   grade
                                          fixed income securities, while
                                          maintaining a dollar-weighted average
                                          maturity of between one and five years

INVESTOR PROFILE                          Investors seeking total return and who
                                          are willing to accept some risks of
                                          price volatility


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA ENHANCED INCOME FUND


The Armada Enhanced Income Fund's investment objective is to provide current income as well as preservation of capital by investing in a portfolio of high- and medium-grade fixed-income securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of the value of its total assets in investment grade debt securities of all types, including obligations of corporate and government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains an average dollar-weighted portfolio maturity of between one and five years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA ENHANCED INCOME FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its market segment, investment grade fixed income securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.



                                   1995                          7.69%
                                   1996                          5.29%
                                   1997                          6.43%
                                   1998                          6.58%

                                  BEST QUARTER                WORST QUARTER
                                     2.95%                        0.65%
                                   (9/30/98)                    (3/31/97)

The Fund's performance from January 1, 1999 to June 30, 1999 was 1.16%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR TREASURY INDEX.


CLASS I SHARES                                               1 YEAR            SINCE INCEPTION
---------------------------------------------------------------------------------------------------
ARMADA ENHANCED INCOME FUND                                   6.58%                 6.23%(1)
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX (3)         6.98%                 6.74%(2)



(1)Since July 7, 1994
(2)Since July 31, 1994
(3)This is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. ET. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securites are excluded.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      CLASS I SHARES
------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.45%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.18%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.73%*
--------------------------------------------------------------------------------



* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Enhanced Income Fund-- Class I Shares              0.53%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR             3 YEARS            5 YEARS            10 YEARS
             $75                $233               $406                $906


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA OHIO TAX EXEMPT BOND FUND


FUND SUMMARY

INVESTMENT GOAL                           Current income exempt from federal
                                          income and, to the extent possible,
                                          Ohio personal income taxes, consistent
                                          with conservation of capital

INVESTMENT FOCUS                          Ohio municipal securities

SHARE PRICE VOLATILITY                    Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          Federal income and Ohio personal
                                          income taxes

INVESTOR PROFILE                          Investors seeking tax exempt current
                                          income, and who are willing to accept
                                          moderate share price volatility


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA OHIO TAX EXEMPT BOND FUND


The Armada Ohio Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Ohio personal income tax, as is consistent with the conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in debt securities issued by the State of Ohio, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Ohio personal income taxes (Ohio municipal securities). However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. The Fund may invest up to 20% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.


The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA OHIO TAX EXEMPT BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, tax exempt municipal securities, may underperform other fixed income market segments or the fixed income market as a whole.


An investment in the Fund is subject to interest risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


The Fund's focus of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible than a diversified fund to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1991                          8.59%
                                   1992                          6.73%
                                   1993                         10.14%
                                   1994                         -4.27%
                                   1995                         13.44%
                                   1996                          3.93%
                                   1997                          7.24%
                                   1998                          5.44%


                                  BEST QUARTER                WORST QUARTER
                                     5.13%                        -4.88%
                                   (3/31/95)                    (3/31/94)

The Fund's performance from January 1, 1999 to June 30, 1999 was -1.22%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.


CLASS I SHARES                                                  1 YEAR          5 YEARS     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------
ARMADA OHIO TAX EXEMPT BOND FUND                                 5.44%           5.00%          6.07%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                            6.23%           5.80%          7.45%(2)


(1)Since January 5, 1990
(2)Since January 31, 1990
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           CLASS I SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.55%
Distribution and Service (12b-1) Fees                                      0.10%
Other Expenses                                                             0.15%
                                                                           -----
Total Annual Fund Operating Expenses*                                      0.80%
--------------------------------------------------------------------------------


* The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory fee waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Ohio Tax Exempt Bond Fund-- Class I Shares              0.59%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR             3 YEARS            5 YEARS            10 YEARS
             $82                $255               $444                $990


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND


FUND SUMMARY

INVESTMENT GOAL                           Current income exempt from both
                                          regular federal income tax and, to the
                                          extent possible, Pennsylvania personal
                                          income tax as is consistent with
                                          conservation of capital

INVESTMENT FOCUS                          Pennsylvania municipal securities

SHARE PRICE VOLATILITY                    Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal income and Pennsylvania
                                          personal income taxes

INVESTOR PROFILE                          Investors seeking tax exempt current
                                          income, and who are willing to accept
                                          moderate share price volatility


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA PENNSYLVANIA MUNICIPAL BOND FUND


The Armada Pennsylvania Municipal Bond Fund's investment objective is to provide current income exempt from regular federal income tax and, to the extent possible, from Pennsylvania personal income tax, as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its net assets in debt securities issued by the Commonwealth of Pennsylvania, its political subdivisions and their agencies and instrumentalities that generate income exempt from federal income and Pennsylvania personal income taxes (Pennsylvania municipal securities). However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.


The Fund primarily invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality. If a security is downgraded, the Adviser will re-evaluate whether continuing to hold the security is in the best interest of shareholders. The Fund ordinarily will maintain an average weighted portfolio maturity of between three and ten years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA PENNSYLVANIA MUNICIPAL BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, tax free municipal securities, may underperform other fixed income market segments or the fixed income market as a whole.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund's focus of investments in securities of issuers located in a single state subjects the Fund to economic conditions and government policies within that state.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1995                          9.93%
                                   1996                          3.91%
                                   1997                          6.94%
                                   1998                          5.62%

                                  BEST QUARTER                WORST QUARTER
                                     3.80%                        -0.32%
                                   (3/31/95)                    (3/31/96)


The Fund's performance from January 1, 1999 to June 30, 1999 was -1.19%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN 7 YEAR MUNICIPAL BOND INDEX.


CLASS I SHARES                                                   1 YEAR        SINCE INCEPTION
------------------------------------------------------------------------------------------------
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND                           5.62%             5.81%(1)
LEHMAN 7 YEAR MUNICIPAL BOND INDEX(3)                             6.23%             6.94%(2)

(1)Since August 10, 1994
(2)Since August 31, 1994
(3)The Lehman 7 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 7-8 years and are selected from issues larger than $50 million dated since January 1984.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           CLASS I SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.55%
Distribution and Service (12b-1) Fees                                      0.10%
Other Expenses                                                             0.15%
                                                                           -----
Total Annual Fund Operating Expenses*                                      0.80%

--------------------------------------------------------------------------------
* The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory fee waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Pennsylvania Municipal Bond Fund-- Class I Shares            0.59%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 Year           3 Years            5 Years            10 Years
             $82              $255               $444               $990


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA NATIONAL TAX EXEMPT BOND FUND


FUND SUMMARY

INVESTMENT GOAL                           Current income exempt from federal
                                          income tax as is consistent with
                                          conservation of capital

INVESTMENT FOCUS                          Municipal securities

SHARE PRICE VOLATILITY                    Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in municipal obligations
                                          that pay interest that is exempt from
                                          federal income tax

INVESTOR PROFILE                          Investors seeking tax exempt current
                                          income, and who are willing to accept
                                          moderate share price volatility


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA NATIONAL TAX EXEMPT BOND FUND


The Armada National Tax Exempt Bond Fund's investment objective is to provide current income exempt from federal income tax as is consistent with conservation of capital. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in debt securities that generate income exempt from federal income tax. However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends will be taxable for federal income tax purposes, such as those derived from occasional taxable investments and distributions of short and long-term capital gains. The Fund may invest up to 20% of its total assets in private activity bonds, the income of which may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund invests in municipal securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities.


The Fund primarily invests only in investment grade securities. Investment grade municipal securities are those rated in one of the four highest rating categories as determined by a major rating agency. The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and capital gains tax liabilities, and will lower Fund performance.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA NATIONAL TAX EXEMPT BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that its market segment, tax exempt securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                                   1989                          9.79%
                                   1990                          4.65%
                                   1991                          8.45%
                                   1992                          9.74%
                                   1993                         11.76%
                                   1994                         -4.58%
                                   1995                         14.05%
                                   1996                         -1.07%
                                   1997                          6.57%
                                   1998                          5.95%

                                  BEST QUARTER                WORST QUARTER
                                     5.44%                        -4.13%
                                   (3/31/95)                    (3/31/94)


The Fund's performance from January 1, 1999 to June 30, 1999 was -1.25%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998 TO THOSE OF THE LEHMAN 10 YEAR MUNICIPAL BOND INDEX.


CLASS I SHARES                                      1 YEAR      5 YEARS      10 YEARS    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------
ARMADA NATIONAL TAX EXEMPT BOND FUND                5.95%        3.98%        6.39%      7.24%(1)
LEHMAN 10 YEAR MUNICIPAL BOND INDEX(3)              6.76%        6.35%        8.32%       ___%(2)

(1)Since July 31, 1984
(2)Since July 31, 1984
(3)The Lehman 10 Year Municipal Bond Index is a broad based total return index. The bonds are all investment grade, fixed rate with maturities of 9-12 years and are selected from issues larger than $50 million dated since January 1984.


The performance of the Armada National Tax Exempt Bond Fund for the period prior to April 19, 1998 is represented by the performance of a common trust fund ("common trust fund") which operated prior to the effectiveness of the registration statement of the National Tax Exempt Bond Fund. At the time of the National Tax Exempt Bond Fund's inception, the common trust fund was operated using materially equivalent investment objectives, policies, guidelines and restrictions as the Fund. In connection with the National Tax Exempt Bond Fund's commencement of operations, on April 19, 1998, the common trust fund transferred its assets to the Fund. At the time of the transfer, the Adviser did not manage any other collective investment or common trust funds using materially equivalent investment objectives, policies, guidelines and restrictions to those of the National Tax Exempt Bond Fund.


The common trust fund was not open to the public generally, nor registered under the Investment Company Act of 1940 (the "1940 Act") or subject to certain restrictions that are imposed by the 1940 Act and the Internal Revenue Code. If the common trust fund had been registered under the 1940 Act, performance may have been adversely affected. Performance quotations of the common trust fund represent past performance of the Adviser managed common trust fund, which are separate and distinct form the National Tax Exempt Bond Fund; do not represent past performance of the Fund; and should not be considered as representative of future results of the Fund.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                           CLASS I SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                   0.55%
Distribution and Service (12b-1) Fees                                      0.10%
Other Expenses                                                             0.15%
                                                                           -----
Total Annual Fund Operating Expenses*                                      0.80%

--------------------------------------------------------------------------------
* The Fund's total actual annual operating expenses for the most recent fiscal year (restated to reflect advisory fee waivers to take effect on October 1, 1999) were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada National Tax Exempt Bond Fund-- Class I Shares              0.59%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 Year            3 Years          5 Years          10 Years
             $82               $255             $444              $990


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                           Current income exempt from regular
                                          federal income tax and Ohio personal
                                          income tax consistent with stability
                                          of principal

INVESTMENT FOCUS                          Ohio municipal money market
                                          instruments

SHARE PRICE VOLATILITY                    Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in a portfolio of high
                                          quality short-term debt securities
                                          designed to allow the Fund to maintain
                                          a stable net asset value of $1.00 per
                                          share

INVESTOR PROFILE                          Conservative taxable investors in
                                          higher tax brackets seeking current
                                          income exempt from federal and Ohio
                                          income taxes


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA OHIO MUNICIPAL MONEY MARKET FUND


The Armada Ohio Municipal Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Ohio personal income taxes, consistent with stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in high quality money market instruments issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of Ohio or its political subdivisions, the income from which is exempt from regular federal income tax and Ohio personal income tax (Ohio money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Ohio residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.


The Fund may invest 100% of its assets in private activity bonds, the interest from which is a preference item for the federal alternative minimum tax. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Ohio money market instruments. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.


In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA OHIO MUNICIPAL MONEY MARKET FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The Fund is also subject to the risk that its market segment, Ohio municipal money market securities, may underperform other fixed income market segments or the fixed income market as a whole.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it has not completed a full calendar year of operations.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      CLASS I SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                              0.35%
Distribution and Service (12b-1) Fees                                 0.10%
Other Expenses                                                        0.17%
                                                                      -----
Total Annual Fund Operating Expenses                                  0.62%*

--------------------------------------------------------------------------------
* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Ohio Municipal Money Market Fund--Class I Shares               0.36%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 Year             3 Years          5 Years            10 Years
             $63                $199             $346                $774


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                                High current income exempt from
                                               regular federal income tax and
                                               Pennsylvania personal income tax,
                                               consistent with stability of
                                               principal

INVESTMENT FOCUS                               Pennsylvania municipal money
                                               market instruments

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term debt
                                               securities designed to allow the
                                               Fund to maintain a stable net
                                               asset value of $1.00 per share

INVESTOR PROFILE                               Conservative taxable investors in
                                               higher tax brackets seeking
                                               current income exempt from
                                               federal and Pennsylvania income
                                               taxes


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA PENNSYLVANIA TAX
EXEMPT MONEY MARKET FUND


The Armada Pennsylvania Tax Exempt Money Market Fund's investment objective is to provide current income exempt from regular federal income tax and Pennsylvania personal income tax, consistent with stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in high quality money market instruments issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which is exempt from regular federal income tax and Pennsylvania income taxes (Pennsylvania municipal money market instruments). However, some Fund dividends may be taxable if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Pennsylvania residents. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the two highest rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income tax, but it is not considered a preference item for purposes of the federal alternative minimum tax.


In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

As a money market fund, the Fund invests only in instruments with remaining maturities of 397 days or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The Fund is also subject to the risk that its market segment, tax exempt money market securities, may underperform other fixed income market segments or the fixed income market as a whole.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this Fund is managed for yield and not total return.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                  1995                         3.50%
                  1996                         3.14%
                  1997                         3.43%
                  1998                         3.14%

               BEST QUARTER                WORST QUARTER
                   0.92%                        0.72%
                 (6/30/95)                    (9/30/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 1.39%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS I SHARES                                         1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------------
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND       3.14%       3.27%(1)


(1)Since August 10, 1994


Fund Fees and Expenses


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                          CLASS I SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                  0.40%
Distribution and Service (12b-1) Fees                     0.10%
Other Expenses                                            0.16%
                                                          -----
Total Annual Fund Operating Expenses                      0.66%*

-------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


   Armada Pennsylvania Tax Exempt Money Market Fund-- Class I Shares       0.35%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR            3 YEARS           5 YEARS          10 YEARS
       $67               $211              $368              $822


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TAX EXEMPT MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                                High current interest income
                                               exempt from federal income tax
                                               consistent with stability of
                                               principal while maintaining
                                               liquidity

INVESTMENT FOCUS                               Municipal money market
                                               instruments

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term debt
                                               securities designed to allow the
                                               Fund to maintain a stable net
                                               asset value of $1.00 per share

INVESTOR PROFILE                               Conservative taxable investors in
                                               higher tax brackets seeking
                                               current income exempt from
                                               federal income taxes


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TAX EXEMPT MONEY
MARKET FUND


The Armada Tax Exempt Money Market Fund's investment objective is to provide as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests primarily in high quality money market instruments issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities that pay interest exempt from federal taxes (municipal money market instruments). However, Fund dividends will generally be taxable for state and local income tax purposes. Also, some Fund dividends may be taxable for federal income tax purposes if the Fund, as it is permitted to do, invests some of its assets in taxable instruments. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser. Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in municipal securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.


In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and a separate credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.


As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less that the Adviser believes present minimum credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA TAX EXEMPT MONEY MARKET
FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund is also subject to the risk that its market segment, tax exempt money market instruments, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The table measures performance in terms of total return. However, this fund is managed for yield and not total return.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                     1989                         6.20%
                     1990                         5.83%
                     1991                         4.26%
                     1992                         2.52%
                     1993                         2.02%
                     1994                         2.51%
                     1995                         3.57%
                     1996                         3.21%
                     1997                         3.37%
                     1998                         3.23%

                  BEST QUARTER                WORST QUARTER
                     1.47%                        0.47%
                   (12/31/90)                   (3/31/94)


The Fund's performance from January 1, 1999 to June 30, 1999 was 1.38%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS I SHARES                            1 YEAR     5 YEARS    10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------
ARMADA TAX EXEMPT MONEY MARKET FUND       3.23%       3.18%      3.66%       3.75%(1)


(1)Since July 20, 1988


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                         CLASS I SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                 0.35%
Distribution and Service (12b-1) Fees                    0.10%
Other Expenses                                           0.12%
                                                         -----
Total Annual Fund Operating Expenses                     0.57%*

-------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


       Armada Tax Exempt Money Market Fund-- Class I Shares           0.31%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


     1 YEAR            3 YEARS          5 YEARS           10 YEARS
      $58               $183             $318               $714


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                                High current income consistent
                                               with stability of principal while
                                               maintaining liquidity

INVESTMENT FOCUS                               Money market instruments

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term debt
                                               securities designed to allow the
                                               Fund to maintain a stable net
                                               asset value of $1.00 per share

INVESTOR PROFILE                               Conservative investors seeking
                                               current income through a liquid
                                               investment


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MONEY MARKET FUND


The Armada Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests in a variety of high quality money market securities, including certificates of deposit and other obligations issued by domestic and foreign banks, as well as commercial paper. Foreign government obligations are U.S. dollar-denominated obligations (limited to commercial paper and other notes) issued or guaranteed by a foreign government or other entity located or organized in a foreign country that maintains a short-term foreign currency rating in the highest short-term ratings category by the requisite number of Nationally Recognized Statistical Rating Organizations (NRSROs). The Adviser also invests in securities issued or guaranteed by the U.S. government or its agencies (government obligations) and repurchase agreements collateralized by government obligations and issued by financial institutions such as banks and broker-dealers. High quality money market instruments are securities that present minimal credit risks as determined by the Adviser and generally include securities that are rated at the time of purchase by a major rating agency in the highest two rating categories for such securities, and certain securities that are not so rated but are of comparable quality as determined by the Adviser.


In selecting investments for the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.


As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less that the Adviser believes present minimum credit risk. The Fund maintains an average weighted maturity of 90 days or less.

PRINCIPAL RISKS OF INVESTING IN THE ARMADA MONEY MARKET FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The Fund is also subject to the risk that its market segment, money market securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                     1989                        9.20%
                     1990                        8.16%
                     1991                        5.67%
                     1992                        3.33%
                     1993                        2.76%
                     1994                        3.98%
                     1995                        5.72%
                     1996                        5.19%
                     1997                        5.32%
                     1998                        5.25%

                  BEST QUARTER                WORST QUARTER
                     2.01%                        0.67%
                   (6/30/90)                    (6/30/93)


The Fund's performance from January 1, 1999 to June 30, 1999 was 2.29%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS I SHARES               1 YEAR        5 YEARS         10 YEARS     SINCE INCEPTION
---------------------------------------------------------------------------------------
ARMADA MONEY MARKET FUND     5.25%          5.09%           5.44%       5.68%(1)


(1)Since September 3, 1986


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                              CLASS I SHARES
-----------------------------------------------------------------------------
Investment Advisory Fees                                      0.35%
Distribution and Service (12b-1) Fees                         0.10%
Other Expenses                                                0.10%
                                                              -----
Total Annual Fund Operating Expenses                          0.55%*

------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and
Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


         Armada Money Market Fund-- Class I Shares         0.39%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR             3 YEARS           5 YEARS            10 YEARS
        $56                $176              $307                $689


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA GOVERNMENT MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                                High current income consistent
                                               with stability of principal while
                                               maintaining liquidity

INVESTMENT FOCUS                               Money market instruments issued
                                               or guaranteed by the U.S.
                                               government, its agencies and
                                               instrumentalities and repurchase
                                               agreements

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term debt
                                               securities issued by the
                                               U.S. government, its agencies and
                                               instrumentalities and repurchase
                                               agreements related to such
                                               securities designed to allow the
                                               Fund to maintain a stable net
                                               asset value of $1.00 per share

INVESTOR PROFILE                               Conservative investors seeking
                                               current income through a liquid
                                               investment


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA GOVERNMENT MONEY
MARKET FUND


The Armada Government Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed as to the payment of principal and interest by the U.S. government, its agencies and instrumentalities and repurchase agreements.


In managing the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.


As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA GOVERNMENT MONEY MARKET
FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the

U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


The Fund is also subject to the risk that its market segment, money market instruments issued or guaranteed by the U.S. government, may underperform other fixed income market segments or the fixed income market as a whole.
For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                      1989                          9.01%
                      1990                          7.94%
                      1991                          5.65%
                      1992                          3.36%
                      1993                          2.75%
                      1994                          3.91%
                      1995                          5.63%
                      1996                          5.14%
                      1997                          5.25%
                      1998                          5.15%

                    BEST QUARTER                WORST QUARTER
                       1.95%                        0.67%
                     (6/30/90)                    (6/30/93)


The Fund's performance from January 1, 1999 to June 30, 1999 was 2.25%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS I SHARES                                1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
------------------------------------------------------------------------------------------------
ARMADA GOVERNMENT MONEY MARKET FUND           5.15%       5.02%       5.36%         5.57%(1)


(1)Since March 3, 1987


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                        CLASS I SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                0.35%
Distribution and Service (12b-1) Fees                   0.10%
Other Expenses                                          0.10%
                                                        -----
Total Annual Fund Operating Expenses                    0.55%*

-------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


      Armada Government Money Market Fund-- Class I Shares              0.39%


For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR           3 YEARS          5 YEARS           10 YEARS
        $56              $176             $307               $689


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA TREASURY MONEY MARKET FUND


FUND SUMMARY

INVESTMENT GOAL                                High current income consistent
                                               with stability of principal while
                                               maintaining liquidity

INVESTMENT FOCUS                               U.S. Treasury securities

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term obligations
                                               of the U.S. Treasury designed to
                                               allow the Fund to maintain a
                                               stable net asset value of $1.00
                                               per share

INVESTOR PROFILE                               Conservative investors seeking
                                               current income through a liquid
                                               investment


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TREASURY MONEY MARKET
FUND


The Armada Treasury Money Market Fund's investment objective is to provide as high a level of current income as is consistent with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and in other money market funds that invest exclusively in such obligations.


In managing the Fund, the Adviser actively buys throughout the money market, laddering maturities to meet or exceed shareholder liquidity needs while seeking the highest possible yield consistent with the Fund's risk profile.


As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA TREASURY MONEY MARKET
FUND


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The Fund is also subject to the risk that its market segment, U.S. Treasury securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                        1995                        5.38%
                        1996                        4.86%
                        1997                        4.92%
                        1998                        4.70%

                     BEST QUARTER                WORST QUARTER
                        1.36%                        1.04%
                      (6/30/95)                    (12/31/98)


The Fund's performance from January 1, 1999 to June 30, 1999 was 2.07%.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998.


CLASS I SHARES                                   1 YEAR              SINCE INCEPTION
------------------------------------------------------------------------------------
ARMADA TREASURY MONEY MARKET FUND                 4.70%                  4.89%(1)


(1)Since June 16, 1994


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                            CLASS I SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                    0.30%
Distribution and Service (12b-1) Fees                       0.10%
Other Expenses                                              0.13%
                                                            -----
Total Annual Fund Operating Expenses                        0.53%*

-------------------------------------------------------------------------------

* The Fund's total actual annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser and Distributor are each waiving a portion of the fees in order to keep total operating expenses at a specified level. The Adviser and Distributor may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are as follows:


     Armada Treasury Money Market Fund-- Class I Shares             0.42%

For more information about these fees, see "Investment Adviser, Sub-Adviser and Investment Team," and "Distribution of Fund Shares."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR            3 YEARS           5 YEARS           10 YEARS
         $54               $170              $296               $665


EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

ARMADA MID CAP GROWTH FUND


FUND SUMMARY

INVESTMENT GOAL                                Capital appreciation

INVESTMENT FOCUS                               Mid-cap equity securities

SHARE PRICE VOLATILITY                         High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in growth-oriented
                                               equity securities of medium-sized
                                               issuers

INVESTOR PROFILE                               Investors seeking capital growth,
                                               and who are willing to accept the
                                               risks of investing in equity
                                               securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MID CAP GROWTH FUND


The Armada Mid Cap Growth Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded mid cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in securities of companies with mid stock market capitalizations. The Fund may invest up to 20% of its total assets at the time of purchase in foreign securities. In selecting investments for the Fund to buy and sell, the Adviser invests in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, sound and improving financial fundamentals and presently exhibit the potential for growth.


The Fund considers a "mid-capitalization (mid cap)" company to be one that has a comparable market capitalization within the range as the companies in the Russell Mid Cap Growth Index.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA MID CAP GROWTH FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


The Fund is also subject to the risk that its market segment, mid cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it is not yet operating.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                           CLASS I SHARES
-------------------------------------------------------------------------
Investment Advisory Fees                                        1.00%
Distribution and Service (12b-1) Fees                           0.10%
Other Expenses*                                                 0.22%
                                                                -----
Total Annual Fund Operating Expenses                            1.32%

-------------------------------------------------------------------------------


*  "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS
             $134                          $418

ARMADA LARGE CAP ULTRA FUND


FUND SUMMARY


INVESTMENT GOAL                                Capital appreciation

INVESTMENT FOCUS                               Large cap equity securities

SHARE PRICE VOLATILITY                         High
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in equity securities of
                                               large companies that the Adviser
                                               believes have the potential for
                                               long-term above-average growth

INVESTOR PROFILE                               Investors seeking growth of
                                               capital, and who are willing
                                               to accept the risks of investing
                                               in equity securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA LARGE CAP ULTRA FUND


The Armada Large Cap Ultra Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded larger cap equity securities. The investment objective may be changed without a shareholder vote. The Fund will normally invest at least 80% of its total assets in the securities of companies with large market capitalizations.


The Adviser takes a long-term approach to managing the Fund and typically invests in companies that have exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals.


The Fund considers a "large capitalization (large cap)" portfolio company to be one that has a comparable market capitalization as the companies in the S&P 500 Barra Growth Index.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA LARGE CAP ULTRA FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that its market segment, large cap equity securities, may underperform other equity market segments or the equity market as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it is not yet operating.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                         CLASS I SHARES
-----------------------------------------------------------------------
Investment Advisory Fees                                      0.75%
Distribution and Service (12b-1) Fees                         0.10%
Other Expenses*                                               0.18%
                                                              -----
Total Annual Fund Operating Expenses                          1.03%

------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS
             $105                          $328

ARMADA U.S. GOVERNMENT INCOME FUND


FUND SUMMARY

INVESTMENT GOAL                                Current income as well as
                                               preservation of capital

INVESTMENT FOCUS                               U.S. government securities

SHARE PRICE VOLATILITY                         Low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in mortgage-related
                                               securities issued or
                                               guaranteed by the U.S. government

INVESTOR PROFILE                               Investors seeking current income,
                                               and who are willing to accept the
                                               risks of investing in fixed
                                               income securities


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA U.S. GOVERNMENT
INCOME FUND


The Armada U.S. Government Income Fund's investment objective is to provide current income as well as preservation of capital by investing primarily in U.S. government securities. The investment objective may be changed without a shareholder vote. The Fund normally invests at least 80% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund may invest up to 20% of the value of its total assets in mortgage-related debt securities and preferred stock of non-governmental issuers and the same proportion of its total assets in non-governmental asset backed securities. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund generally maintains a dollar-weighted average maturity of between three and ten years.


Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA U.S. GOVERNMENT INCOME
FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, U.S. government securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."

An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.


Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Portfolio will suffer from the inability to invest in higher yielding securities.


Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies and instrumentalities are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it is not yet operating.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                             CLASS I SHARES
------------------------------------------------------------------------------
Investment Advisory Fees                                          0.55%
Distribution and Service (12b-1) Fees                             0.10%
Other Expenses*                                                   0.18%
                                                                  -----
Total Annual Fund Operating Expenses                              0.83%

-------------------------------------------------------------------------------

* "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS
             $85                           $265

ARMADA MICHIGAN MUNICIPAL BOND FUND


FUND SUMMARY

INVESTMENT GOAL                                Current income exempt from
                                               federal income tax and, to the
                                               extent possible, from Michigan
                                               personal income tax, as is
                                               consistent with conservation of
                                               capital

INVESTMENT FOCUS                               Michigan tax exempt securities

SHARE PRICE VOLATILITY                         Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in municipal
                                               obligations that pay interest
                                               that is exempt from federal and
                                               Michigan state income taxes

INVESTOR PROFILE                               Investors seeking tax exempt
                                               current income, and who are
                                               willing to accept moderate share
                                               price volatility


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA MICHIGAN MUNICIPAL BOND FUND


The Armada Michigan Municipal Bond Fund's investment objective is to provide current income exempt from federal income tax and, to the extent possible, from Michigan personal income tax, as is consistent with conservation of capital. Such income may be subject to the federal alternative minimum tax when received by certain shareholders. The investment objective may be changed without a shareholder vote. The Fund invests primarily in debt securities issued by or on behalf of the State of Michigan, its political subdivisions and its agencies and instrumentalities that generate income exempt from federal and Michigan state income, but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax (Michigan municipal securities). The Fund also invests in municipal securities issued by or on behalf of territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities. In selecting securities for the Fund to buy and sell, the Adviser considers each security's yield and total return potential relative to other available municipal securities. The Fund will normally invest at least 80% of the value of its total assets in Michigan municipal securities. However, some Fund dividends will be taxable, such as dividends that are derived from occasional taxable investments and distributions of short and long-term capital gains. Also, Fund dividends will generally be subject to state and local income taxes for any shareholders who are not Michigan residents. The Fund may invest up to 100% of its total assets in private activity bonds which may be treated as a specific tax preference item under the federal alternative minimum tax.


The Fund ordinarily will maintain a dollar-weighted average portfolio maturity of between three and ten years. The Fund invests in investment grade securities, which are those rated in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and will lower Fund performance.


PRINCIPAL RISKS OF INVESTING IN THE ARMADA MICHIGAN MUNICIPAL BOND FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that its market segment, tax free municipal securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.


There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


The Fund's focus of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.


The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political and regulatory occurrences affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it is not yet operating.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                   CLASS I SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.74%
Distribution and Service (12b-1) Fees                                                   0.10%
Other Expenses*                                                                         0.18%
                                                                                        -----
Total Annual Fund Operating Expenses                                                    1.02%
-----------------------------------------------------------------------------------
*      "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR                        3 YEARS
                   $104                          $325

ARMADA TREASURY PLUS MONEY MARKET FUND


FUND SUMMARY


INVESTMENT GOAL                                Current income consistent with
                                               liquidity and stability of
                                               principal

INVESTMENT FOCUS                               U.S. Treasury securities and
                                               repurchase agreements related to
                                               such securities

SHARE PRICE VOLATILITY                         Very low
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                  Investing in a portfolio of high
                                               quality short-term obligations of
                                               the U.S. Treasury designed to
                                               allow the Fund to maintain a
                                               stable net asset value of $1.00
                                               per share

INVESTOR PROFILE                               Investors seeking current income
                                               through a liquid and stable
                                               investment


PRINCIPAL INVESTMENT STRATEGIES OF THE ARMADA TREASURY PLUS MONEY MARKET FUND


The Armada Treasury Plus Money Market Fund's investment objective is to provide current income with liquidity and stability of principal. The investment objective may be changed without a shareholder vote. The Fund invests exclusively in obligations issued or guaranteed by the U.S. Treasury and repurchase agreements related to such securities.


In managing the Fund, the Adviser assesses current and projected market conditions. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive trade off between risk and return.


As a money market fund, the Fund invests only in money market instruments with remaining maturities of 397 days or less and maintains an average weighted maturity of 90 days or less.


**


PRINCIPAL RISKS OF INVESTING IN THE ARMADA TREASURY PLUS MONEY MARKET FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa.


An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by the U.S. Treasury are backed by the U.S. Treasury.


The Fund is also subject to the risk that its market segment, U.S. Treasury securities, may underperform other fixed income market segments or the fixed income market as a whole. For additional information about risks, see "More Information About Risk."


PERFORMANCE INFORMATION


There is no bar chart or performance table for Class I Shares of the Fund because it has not completed a full calendar year of operations.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES MAXIMUM FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                   CLASS I SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                0.40%
Distribution and Service (12b-1) Fees                                                   0.10%
Other Expenses*                                                                         0.16%
                                                                                        -----
Total Annual Fund Operating Expenses                                                    0.66%
---------------------------------------------------------------------------------
*    "Other Expenses" are based on estimated amounts for the current fiscal year.


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                 1 YEAR                        3 YEARS
                   $67                           $211

MORE INFORMATION ABOUT RISK


EQUITY RISK-- Equity securities include public and privately        Armada International Equity Fund
issued equity securities, common and preferred stocks,              Armada Small Cap Value Fund
warrants, rights to subscribe to common stock and convertible       Armada Small Cap Growth Fund
securities, as well as instruments that attempt to track the        Armada Equity Growth Fund
price movement of equity indices.  Investments in equity            Armada Tax Managed Equity Fund
securities and equity derivatives in general are subject to         Armada Core Equity Fund
market risks that may cause their prices to fluctuate over          Armada Equity Index Fund
time.  The value of securities convertible into equity              Armada Equity Income Fund
securities, such as warrants or convertible debt, is also           Armada Balanced Allocation Fund
affected by prevailing interest rates, the credit quality of        Armada Total Return Advantage Fund
the issuer and any call provision.  Fluctuations in the value       Armada Enhanced Income Fund
of equity securities in which a mutual fund invests will            Armada Mid Cap Growth Fund
cause a fund's net asset value to fluctuate.  An investment         Armada Large Cap Ultra Fund
in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share
price fluctuations.

    CONVERTIBLE SECURITIES -- Convertible                           Armada Equity Growth Fund
    securities have characteristics of both fixed                   Armada Equity Income Fund
    income and equity securities. The value of the                  Armada Balanced Allocation Fund
    convertible security tends to move with the                     Armada Mid Cap Growth Fund
    market value of the underlying stock, but may                   Armada Large Cap Ultra Fund
    also be affected by interest rates, credit quality
    of the issuer and any call provisions.

FIXED INCOME RISK-- The market value of fixed income                Armada Balanced Allocation Fund
investments change in response to interest rate changes and         Armada Total Return Advantage Fund
other factors.  During periods of falling interest rates, the       Armada Bond Fund
values of outstanding fixed income securities generally             Armada Intermediate Bond Fund
rise.  Moreover, while securities with longer maturities tend       Armada GNMA Fund
to produce higher yields, the prices of longer maturity             Armada Enhanced Income Fund
securities are also subject to greater market fluctuations as       Armada Ohio Tax Exempt Bond Fund
a result of changes in interest rates.  In addition to these        Armada Pennsylvania Municipal Bond Fund
fundamental risks, different types of fixed income securities       Armada National Tax Exempt Bond Fund
may be subject to the following additional risks:                   Armada Ohio Municipal Money Market Fund
                                                                    Armada Pennsylvania Tax Exempt
                                                                      Money Market Fund
                                                                    Armada Tax Exempt Money Market Fund
                                                                    Armada Money Market Fund
                                                                    Armada Government Money Market Fund
                                                                    Armada Treasury Money Market Fund
                                                                    Armada U.S. Government Income Fund
                                                                    Armada Michigan Municipal Bond Fund
                                                                    Armada Treasury Plus Money Market Fund


                                 Page 92 of 137

    CALL RISK -- During periods of falling interest                 Armada Balanced Allocation Fund
    rates, certain debt obligations with high                       Armada Total Return Advantage
    interest Fund rates may be prepaid (or "called")by              Armada Bond Fund
    the issuer prior to maturity. This may cause a                  Armada Intermediate Bond Fund
    Fund's average weighted maturity to fluctuate,                  Armada GNMA Fund
    and may require a Fund to invest the resulting                  Armada Enhanced Income Fund
    proceeds at lower interest rates.                               Armada Ohio Tax Exempt Bond Fund
                                                                    Armada Pennsylvania Municipal Bond Fund
                                                                    Armada National Tax Exempt Bond Fund
                                                                    Armada Mid Cap Growth Fund
                                                                    Armada U.S. Government Income Fund
                                                                    Armada Michigan Municipal Bond Fund
                                                                    Armada Treasury Plus Money Market Fund
    CREDIT RISK -- The possibility that an issuer                   Armada Balanced Allocation Fund
    will be unable to make timely payments of                       Armada Total Return Advantage Fund
    either principal or interest.                                   Armada Bond Fund
                                                                    Armada Intermediate Bond Fund
                                                                    Armada GNMA Fund
                                                                    Armada Enhanced Income Fund
                                                                    Armada Ohio Tax Exempt Bond Fund
                                                                    Armada Pennsylvania Municipal Bond Fund
                                                                    Armada National Tax Exempt Bond Fund
                                                                    Armada Ohio Municipal Money Market Fund
                                                                    Armada Pennsylvania Tax Exempt
                                                                    Money Market Fund
                                                                    Armada Tax Exempt Money Market Fund
                                                                    Armada Money Market Fund
                                                                    Armada Mid Cap Growth Fund
                                                                    Armada Michigan Municipal Bond Fund
    EVENT RISK -- Securities may suffer declines in                 Armada Tax Managed Equity Fund
    credit quality and market value due to issuer                   Armada Balanced Allocation Fund
    restructurings or other factors. This risk should               Armada Total Return Advantage Fund
    be reduced because of the diversification provided              Armada Bond Fund
    by the Fund's multiple holdings.                                Armada Intermediate Bond Fund
                                                                    Armada GNMA Fund
                                                                    Armada Enhanced Income Fund
                                                                    Armada Ohio Tax Exempt Bond Fund
                                                                    Armada Pennsylvania Municipal Bond Fund
                                                                    Armada National Tax Exempt Bond Fund
                                                                    Armada Ohio Municipal Money Market Fund
                                                                    Armada Pennsylvania Tax Exempt
                                                                    Money Market Fund
                                                                    Armada Tax Exempt Money Market Fund
                                                                    Armada Money Market Fund
                                                                    Armada Mid Cap Growth Fund
                                                                    Armada Michigan Municipal Bond Fund
                                                                    Armada Treasury Plus Money Market Fund


                                 Page 93 of 137

HIGH-YIELD, LOWER RATED SECURITIES (or "junk                        Armada Total Return Advantage Fund
bonds") are subject to additional risks associated with
investing in high-yield securities, including:

-  High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
-  The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
-  Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
-  The market for high-yield, lower rated securities
   may be adversely affected by legislative and regulatory
   developments.
    MUNICIPAL ISSUER RISK-- There may be economic or                Armada Ohio Tax Exempt Bond Fund
    political changes that impact the ability of                    Armada Pennsylvania Municipal Bond Fund
    municipal issuers to repay principal and to make                Armada National Tax Exempt Bond Fund
    interest payments on municipal securities.  Changes             Armada Ohio Municipal Money Market Fund
    to the financial condition or credit rating of                  Armada Pennsylvania Tax Exempt Money Market Fund
    municipal issuers may also adversely affect the                 Armada Tax Exempt Money Market Fund
    value of the Fund's municipal securities.                       Armada Money Market Fund
    Constitutional or legislative limits on borrowing               Armada Michigan Municipal Bond Fund
    by municipal issuers may result in reduced supplies
    of municipal securities.  Moreover, certain
    municipal securities are backed only by a municipal
    ssuer's ability to levy and collect taxes.


                                 Page 94 of 137

    In addition, the Fund's concentration of                        Armada Ohio Tax Exempt Bond Fund
    investments in issuers located in a single                      Armada Pennsylvania Municipal Bond Fund
    state makes the Fund more susceptible to                        Armada Ohio Municipal Money Market Fund
    adverse political or economic developments                      Armada Pennsylvania Tax Exempt Money Market Fund
    affecting that state. The Fund also may be                      Armada Money Market Fund
    riskier than mutual funds that buy securities                   Armada Michigan Municipal Bond Fund
    of issuers in numerous states.

    MORTGAGE-BACKED SECURITIES-- Mortgage-backed                    Armada Total Return Advantage Fund
    securities are fixed income securities representing             Armada Bond Fund
    an interest in a pool of underlying mortgage                    Armada Intermediate Bond Fund
    loans.  They are sensitive to changes in interest               Armada GNMA Fund
    rates, but may respond to these changes differently             Armada Enhanced Income Fund
    from other fixed income securities due to the                   Armada U.S. Government Income Fund
    possibility of prepayment of the underlying
    mortgage loans.  As a result, it may not be
    possible to determine in advance the actual
    maturity date or average life of a mortgage-backed
    security.  Rising interest rates tend to discourage
    refinancings, with the result that the average life
    and volatility of the security will increase
    exacerbating its decrease in market price.  When
    interest rates fall, however, mortgage-backed
    securities may not gain as much in market value
    because of the expectation of additional mortgage
    prepayments that must be reinvested at lower
    interest rates.  Prepayment risk may make it
    difficult to calculate the average maturity of a
    portfolio of mortgage-backed securities and,
    therefore, to assess the volatility risk of that
    portfolio.

FOREIGN SECURITY RISKS-- Investments in securities of               Armada International Equity Fund
foreign companies or governments can be more volatile than          Armada Small Cap Value Fund
investments in U.S. companies or governments.  Diplomatic,          Armada Small Cap Growth Fund
political, or economic developments, including                      Armada Equity Growth Fund
nationalization or appropriation, could affect investments          Armada Tax Managed Equity Fund
in foreign countries.  Foreign securities markets generally         Armada Core Equity Fund
have less trading volume and less liquidity than U.S.               Armada Equity Income Fund
markets.  In addition, the value of securities denominated          Armada Balanced Allocation Fund
in foreign currencies, and of dividends from such                   Armada Total Return Advantage Fund
securities, can change significantly when foreign currencies        Armada Intermediate Bond Fund
strengthen or weaken relative to the U.S. dollar.  Foreign          Armada Enhanced Income Fund
companies or governments generally are not subject to               Armada Mid Cap Growth Fund
uniform accounting, auditing, and financial reporting               Armada U.S. Government Income Fund
standards comparable to those applicable to domestic U.S.


                                 Page 95 of 137

companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar
U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.
Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:
    CURRENCY RISK -- Investments in foreign securities              Armada International Equity Fund
    denominated in foreign currencies involve                       Armada Small Cap Value Fund
    additional risks, including:                                    Armada Small Cap Growth Fund
                                                                    Armada Equity Growth Fund
-   The value of a Fund's assets measured in U.S.                   Armada Tax Managed Equity Fund
    dollars may be affected by changes in currency                  Armada Core Equity Fund
    rates and in exchange control regulations.                      Armada Equity Income Fund
-   A Fund may incur substantial costs in connection                Armada Balanced Allocation Fund
    with conversions between various currencies.                    Armada Total Return Advantage Fund
-   A Fund may be unable to hedge against possible                  Armada Intermediate Bond Fund
    variations in foreign exchange rates or to hedge a              Armada Enhanced Income Fund
    specific security transaction or portfolio position.            Armada Mid Cap Growth Fund
-   Only a limited market currently exists for hedging              Armada U.S. Government Income Fund
    transactions relating to currencies in certain
    emerging markets.


                                 Page 96 of 137

HEDGING RISK -- Hedging is a strategy designed to offset            Armada International Equity Fund
investment risks.  Hedging activities include, among other          Armada Small Cap Value Fund
things, the use of forwards, options and futures.  There are        Armada Small Cap Growth Fund
risks associated with hedging activities, including:                Armada Equity Growth Fund
                                                                    Armada Tax Managed Equity Fund
-   The success of a hedging strategy may depend on an              Armada Core Equity Fund
    ability to predict movements in the prices of                   Armada Equity Index Fund
    individual securities, fluctuations in markets, and             Armada Equity Income Fund
    movements in interest and currency exchange rates.              Armada Balanced Allocation Fund
-   There may be an imperfect or no correlation between             Armada Total Return Advantage Fund
    the changes in market value of the securities held by           Armada Bond Fund
    the Fund or the currencies in which those securities            Armada Intermediate Bond Fund
    are denominated and the prices of forward contracts,            Armada GNMA Fund
    futures and options on futures.                                 Armada Enhanced Income Fund
-   There may not be a liquid secondary market for a                Armada Mid Cap Growth Fund
    futures contract or option.                                     Armada U.S. Government Income Fund
-   Trading restrictions or limitations may be                      Armada Michigan Municipal Bond Fund
    imposed by an exchange, and government                          Armada Treasury Plus Money Market Fund
    regulations may restrict trading in currencies,
    futures contracts and options.


                                 Page 97 of 137

LEVERAGING RISK -- Leveraging activities include, among other       Armada International Equity Fund
things, borrowing and the use of short sales, options and           Armada Small Cap Value Fund
futures.  There are risks associated with leveraging                Armada Small Cap Growth Fund
activities, including:                                              Armada Equity Growth Fund
                                                                    Armada Tax Managed Equity Fund
-   A fund experiencing losses over certain ranges in               Armada Core Equity Fund
    the market that exceed losses experienced by a                  Armada Equity Index Fund
    non-leveraged Fund.                                             Armada Equity Income Fund
-   There may be an imperfect or no correlation between             Armada Balanced Allocation Fund
    the changes in market value of the securities held by a         Armada Total Return Advantage Fund
    fund and the prices of futures and options on futures.          Armada Intermediate Bond Fund
-   Although the funds will only purchase                           Armada GNMA Fund
    exchange-traded futures and options, due to market              Armada Enhanced Income Fund
    conditions there may not be a liquid secondary market           Armada Ohio Municipal Money Market Fund
    for a futures contract or option.  As a result, the             Armada Pennsylvania Tax Exempt Money Market Fund
    funds may be unable to close out their futures or               Armada Tax Exempt Money Market Fund
    options contracts at a time which is advantageous.              Armada Money Market Fund
-   Trading restrictions or limitations may be imposed              Armada Government Money Market Fund
    by an exchange, and government regulations may restrict         Armada Mid Cap Growth Fund
    trading in futures contracts and options.                       Armada U.S. Government Income Fund
                                                                    Armada Michigan Municipal Bond Fund
                                                                    Armada Treasury Plus Money Market Fund


                                 Page 98 of 137

In addition, the following leveraged instruments are subject to certain specific risks:
    DERIVATIVES RISK -- The Funds use derivatives to                Armada International Equity Fund
    attempt to achieve their investment objectives,                 Armada Small Cap Value Fund
    while at the same time maintaining liquidity.  To               Armada Small Cap Growth Fund
    collateralize (or cover) these derivatives                      Armada Equity Growth Fund
    transactions, the Funds hold cash or U.S.                       Armada Tax Managed Equity Fund
    government securities.                                          Armada Core Equity Fund
                                                                    Armada Equity Index Fund
                                                                    Armada Equity Income Fund
                                                                    Armada Balanced Allocation Fund
                                                                    Armada Total Return Advantage Fund
                                                                    Armada Bond Fund
                                                                    Armada Intermediate Bond Fund
                                                                    Armada GNMA Fund
                                                                    Armada Enhanced Income Fund
                                                                    Armada Ohio Municipal Money Market Fund
                                                                    Armada Pennsylvania Tax Exempt Money Market Fund
                                                                    Armada Tax Exempt Money Market Fund
                                                                    Armada Money Market Fund
                                                                    Armada Government Money Market Fund
                                                                    Armada Treasury Money Market Fund
                                                                    Armada Mid Cap Growth Fund
                                                                    Armada U.S. Government Income Fund
                                                                    Armada Treasury Plus Money Market Fund
    FUTURES-- Futures contracts and options on futures              Armada International Equity Fund
    contracts provide for the future sale by one party              Armada Small Cap Value Fund
    and purchase by another party of a specified amount             Armada Small Cap Growth Fund
    of a specific security at a specified future time               Armada Equity Growth Fund
    and at a specified price.  An option on a futures               Armada Tax Managed Equity Fund
    contract gives the purchaser the right, in exchange             Armada Equity Index Fund
    for a premium, to assume a position in a futures                Armada Equity Income Fund
    contract at a specified exercise price during the               Armada Balanced Allocation Fund
    term of the option.  Index futures are futures                  Armada Total Return Advantage Fund
    contracts for various indices that are traded on                Armada Bond Fund
    registered securities exchanges.                                Armada GNMA Fund
                                                                    Armada Enhanced Income Fund
    The Funds may use futures contracts and related                 Armada Mid Cap Growth Fund
    options for bona fide hedging purposes to offset                Armada U.S. Government Income Fund
    changes in the value of securities held or expected
    to be acquired. They may also be used to gain
    exposure to a particular market or instrument, to
    create a synthetic money market position, and for
    certain other tax-related purposes. The Funds will
    only enter into futures contracts traded on a national
    futures exchange or board of trade.


                                 Page 99 of 137

    OPTIONS-- The buyer of an option acquires the right             Armada International Equity Fund
    to buy (a call option) or sell (a put option) a                 Armada Small Cap Value Fund
    certain quantity of a security (the underlying                  Armada Small Cap Growth Fund
    security) or instrument at a certain price up to a              Armada Equity Growth Fund
    specified point in time.  The seller or writer of               Armada Tax Managed Equity Fund
    an option is obligated to sell (a call option) or               Armada Core Equity Fund
    buy (a put option) the underlying security.  When               Armada Equity Income Fund
    writing (selling) call options on securities, the               Armada Balanced Allocation Fund
    Funds may cover its position by owning the                      Armada Total Return Advantage Fund
    underlying security on which the option is written              Armada Bond Fund
    or by owning a call option on the underlying                    Armada GNMA Fund
    security.  Alternatively, the Funds may cover its               Armada Enhanced Income Fund
    position by maintaining in a segregated account                 Armada Mid Cap Growth Fund
    cash or liquid securities equal in value to the                 Armada U.S. Government Income Fund
    exercise price of the call option written by the                Armada Michigan Municipal Bond Fund
    Funds.

    Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

    SHORT SALES-- Short sales are transactions in which             Armada Balanced Allocation Fund
    a Fund sells a security it does not own.  To                    Armada GNMA Fund
    complete a short sale, a Fund must borrow the                   Armada Mid Cap Growth Fund
    security to deliver to the buyer.  The Fund is then             Armada U.S. Government Income Fund
    obligated to replace the borrowed security by
    purchasing the security at the market price at the
    time of replacement.  This price may be more or
    less than the price at which the security was sold
    by the Fund.
REAL ESTATE INVESTING-- The Fund's investments in the               Armada Mid Cap Growth Fund
securities of real estate investment trusts (REITs) and
companies principally engaged in the real estate industry
may subject the Fund to the risks associated with the direct ownership of real estate.  Risks commonly associated with
the direct ownership of real estate include fluctuations in
the value of underlying properties and defaults by borrowers or tenants.  In addition to these risks, REITs are dependent on specialized management skills and some REITs may have
investments in relatively few properties, or in a small
geographic area or a single


                                Page 100 of 137

type of property. These factors may increase the volatility of the Fund's investments in REITs.

REGIONAL RISK-- To the extent that the/a Fund's investments         Armada Ohio Tax Exempt Bond Fund
are concentrated in a specific geographic region, the Fund          Armada Pennsylvania Municipal Bond Fund
may be subject to the political and other developments              Armada Ohio Municipal Money Market Fund
affecting that region.  Regional economies are often closely        Armada Pennsylvania Tax Exempt Money Market Fund
interrelated, and political and economic developments               Armada Money Market Fund
affecting one region, country or state often affect other           Armada Michigan Municipal Bond Fund
regions, countries or states, thus subjecting a Fund to
additional risks.

TRACKING ERROR RISK-- Factors such as Fund expenses,                Armada Equity Index Fund
imperfect correlation between the Fund's investments and            Armada Total Return Advantage Fund
those of their benchmarks, rounding of share prices, changes        Armada Bond Fund
to the benchmark, regulatory policies, and leverage, may            Armada Intermediate Bond Fund
affect their ability to achieve perfect correlation.  The           Armada GNMA Fund
magnitude of any tracking error may be affected by a higher         Armada Enhanced Income Fund
portfolio turnover rate.  Because an index is just a
composite of the prices of the securities it represents
rather than an actual portfolio of those securities, an
index will have no expenses.  As a result, a Fund, which
will have expenses such as taxes, custody, management fees
and other operational costs, and brokerage, may not achieve
its investment objective of accurately correlating to an
index.


                                Page 101 of 137

YEAR 2000 RISK-- The Funds depend on the smooth functioning         All Funds
of computer systems in almost every aspect of their
business. Like other mutual funds, businesses and
individuals around the world, the Funds could be adversely
affected if the computer systems used by its service
providers do not properly process dates on and after January
1, 2000, and distinguish between the year 2000 and the year
1900.  The Funds have asked their service providers whether
they expect to have their computer systems adjusted for the
year 2000 transition, and is seeking assurances from each
service provider that they are devoting significant
resources to prevent material adverse consequences to the
Funds.  While it is likely that such assurances will be
obtained, the Funds and their shareholders may experience
losses if these assurances prove to be incorrect or as a
result of year 2000 computer difficulties experienced by
issuers of portfolio securities or third parties, such as
custodians, banks, broker-dealers or others with which the
Funds do business.  In addition, to the extent that the
operations of issuers of securities held by a Fund are
impaired by the year 2000 transition, or prices of
securities held by a Fund decline as a result of real or
perceived problems relating to the year 2000, the value of
such Fund's shares may be materially affected.

Furthermore, many foreign countries are not as prepared as          Armada International Equity Fund
the U.S. for the year 2000 transition.  As a result,                Armada Small Cap Value Fund
computer difficulties in foreign markets and with foreign           Armada Small Cap Growth Fund
institutions as a result of the year 2000 may add to the            Armada Equity Growth Fund
possibility of losses to the Funds and their shareholders.          Armada Tax Managed Equity Fund
                                                                    Armada Core Equity Fund
                                                                    Armada Equity Income Fund
                                                                    Armada Balanced Allocation Fund
                                                                    Armada Total Return Advantage Fund
                                                                    Armada Intermediate Bond Fund
                                                                    Armada Enhanced Income Fund
                                                                    Armada Mid Cap Growth Fund
                                                                    Armada U.S. Government Income Fund


EACH FUND'S OTHER INVESTMENTS


In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Trust cannot guarantee that any Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for temporary defensive or liquidity purposes, each Fund (except for the money market funds) may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with a Fund's principal investment strategies. A Fund will do so only if the Adviser or Sub-Adviser believes that the risk of loss outweighs the opportunity for achieving a Fund's investment objective.


INVESTMENT ADVISER, SUB-ADVISER AND INVESTMENT TEAM


The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program.


The Investment Adviser oversees the Sub-Adviser to ensure compliance with the Funds' investment policies and guidelines, and monitors the Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Adviser out of the Investment Advisory fees it receives (described below).


The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.


National City Investment Management Company ("IMC"), with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Funds. On June 30, 1999, IMC had approximately $25.4 billion in assets under management.


IMC utilizes a team approach for management of the Funds. No one person is primarily responsible for making investment recommendations to the team. In the case of the Armada Core Equity and the Armada Total Return Advantage Funds, National Asset Management Corporation ("NAM") serves as Sub-Adviser and manages these Funds on a day-to-day basis; NAM selects, buys and sells the securities of these Funds under the supervision of the Adviser and the Board of Trustees.


The table below shows the IMC management teams responsible for each Fund as well as the advisory fees IMC received for each Fund for the fiscal period ended May
31, 1999.

-------------------------------------------------------------------------------------------------------------------
                                                                                              ADVISORY FEES PAID AS
                                                                                                    A PERCENTAGE OF
                                               MANAGEMENT TEAM/ INVESTMENT                   AVERAGE NET ASSETS FOR
     FUND NAME                                 ADVISER                                        THE FISCAL YEAR ENDED
                                                                                                       MAY 31, 1999
-------------------------------------------------------------------------------------------------------------------
     International Equity Fund                 International Equity Team                         1.04%(1)
-------------------------------------------------------------------------------------------------------------------
     Small Cap Value Fund                      Equity Value Team                                 0.92%(1)
-------------------------------------------------------------------------------------------------------------------
     Small Cap Growth Fund                     Equity Growth Team                                0.93%(1)
-------------------------------------------------------------------------------------------------------------------
     Equity Growth Fund                        Equity Growth Team                                  0.75%
-------------------------------------------------------------------------------------------------------------------
     Tax Managed Equity Fund                   Equity Growth Team                                  0.57%
-------------------------------------------------------------------------------------------------------------------
                                               National Asset Management Corporation
     Core Equity Fund                          (sub-adviser)                                       0.75%
-------------------------------------------------------------------------------------------------------------------
     Equity Index Fund                         Equity Team                                         0.00%
-------------------------------------------------------------------------------------------------------------------
     Equity Income Fund                        Equity Value Team                                   0.75%
-------------------------------------------------------------------------------------------------------------------
     Balanced Allocation Fund                  Equity and Fixed Income Teams                     0.75%(2)
-------------------------------------------------------------------------------------------------------------------
                                               National Asset Management Corporation
     Total Return Advantage Fund               (sub-adviser)                                       0.35%
-------------------------------------------------------------------------------------------------------------------
     Bond Fund                                 Taxable Fixed Income Team                           0.55%
-------------------------------------------------------------------------------------------------------------------
     Intermediate Bond Fund                    Taxable Fixed Income Team                           0.40%
-------------------------------------------------------------------------------------------------------------------
     GNMA Fund                                 Taxable Fixed Income Team                           0.55%
-------------------------------------------------------------------------------------------------------------------
     Enhanced Income Fund                      Taxable Fixed Income Team                         0.22%(1)
-------------------------------------------------------------------------------------------------------------------
     Ohio Tax Exempt Bond Fund                 Tax Exempt Fixed Income Team                      0.05%(1)
-------------------------------------------------------------------------------------------------------------------
     Pennsylvania Municipal Bond               Tax Exempt Fixed Income Team
     Fund                                                                                              0.20%
-------------------------------------------------------------------------------------------------------------------
     National Tax Exempt Bond Fund             Tax Exempt Fixed Income Team                      0.04%(1)
-------------------------------------------------------------------------------------------------------------------
     Ohio Municipal Money Market                                                                 0.13%(1)(2)
     Fund                                      Tax Exempt Money Market Team
-------------------------------------------------------------------------------------------------------------------
     Pennsylvania Tax Exempt                                                                       0.15%
     Money Market Fund                         Tax Exempt Money Market Team
-------------------------------------------------------------------------------------------------------------------
     Tax Exempt Money Market                                                                       0.15%
     Fund                                      Tax Exempt Money Market Team
-------------------------------------------------------------------------------------------------------------------
     Money Market Fund                         Taxable Money Market Team                           0.25%
-------------------------------------------------------------------------------------------------------------------
     Government Money Market                                                                       0.25%
     Fund                                      Taxable Money Market Team
-------------------------------------------------------------------------------------------------------------------
     Treasury Money Market Fund                Taxable Money Market Team                           0.25%
-------------------------------------------------------------------------------------------------------------------
     Mid Cap Growth Fund                       Equity Growth Team                                1.00%(3)
-------------------------------------------------------------------------------------------------------------------
     Large Cap Ultra Fund                      Equity Growth Team                                0.75%(3)
-------------------------------------------------------------------------------------------------------------------
     U.S. Government Income Fund               Tax Exempt Fixed Income Team                      0.55%(3)
-------------------------------------------------------------------------------------------------------------------
     Michigan Municipal Bond Fund              Tax Exempt Fixed Income Team                      0.55%(3)
-------------------------------------------------------------------------------------------------------------------
     Treasury Plus Money Market
     Fund                                      Tax Exempt Fixed Income Team                      0.30%(3)
-------------------------------------------------------------------------------------------------------------------


(1)      Advisor fee or waiver changed during period.
(2)      Annualized.
(3)      The Fund has not yet commenced operations.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to buy, sell (sometimes called "redeem") or exchange Class I Shares of the Funds.


     CLASS I SHARES HAVE NO SALES CHARGE AND NO MINIMUM INITIAL INVESTMENT.


Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863).


HOW TO PURCHASE FUND SHARES


You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").


The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.


The price per share (the offering price) will be the net asset value of $1.00 per share (NAV) next determined after a Fund receives your purchase order. The NAV per share of the Armada Money Market and Government Money Market Funds is calculated first at 3:00 p.m. (Eastern time), then as of the close of trading of the New York Stock Exchange. The NAV per share of the Armada Treasury Money Market, Tax Exempt Money Market, Pennsylvania Tax Exempt Money Market, Ohio Municipal Money Market and Treasury Plus Money Market Funds are calculated on each business day first at 1:00 p.m. (Eastern time), then as of the close of trading of the New York Stock Exchange.


Each bond and equity fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. (Eastern time)). So, for you to receive the current Business Day's NAV, generally a Fund must receive your purchase order before 4:00 p.m. (Eastern time).


So, for you to be eligible to receive dividends declared on the day you submit your purchase order, generally a Fund must receive your order before 4:00 p.m. (Eastern time) and federal funds (readily available funds) before 2:00 p.m. (Eastern time) the following business day.


Purchase orders for shares of the Armada Money Market and Government Money Market Funds which are received by the Transfer Agent by 3:00 p.m. (Eastern time) are processed that day. Purchase orders for shares of the Armada Treasury Money Market, Tax Exempt Money Market,

Pennsylvania Tax Exempt Money Market, Ohio Municipal Money Market and Treasury Plus Money Market Funds which are received by the Transfer Agent by 1:00 p.m. (Eastern time) are also processed that day.


HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the assets in the Fund less liabilities and class expenses.


NON-MONEY MARKET FUNDS


In calculating NAV, a non-money market fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MONEY MARKET FUNDS


In calculating NAV for the money market funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Fund's investments may change on days when you cannot purchase or sell Fund shares.


HOW TO SELL YOUR FUND SHARES


Holders of Class I Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).


If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.


The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account. Armada Funds do not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND


We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Armada Tax Managed Equity Fund may fund redemptions of $1 million or more with appreciated securities rather than cash.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan under Rule 12b-1, pursuant to the 1940 Act, that allows each Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


Distribution fees, as a percentage of average daily net assets are as follows:
    Armada International Equity Fund                                             0.04%
    Armada Small Cap Value Fund                                                  0.04%
    Armada Small Cap Growth Fund                                                 0.04%
    Armada Equity Growth Fund                                                    0.04%
    Armada Tax Managed Equity Fund                                               0.04%
    Armada Core Equity Fund                                                      0.04%
    Armada Equity Index Fund                                                      N/A%
    Armada Equity Income Fund                                                    0.04%
    Armada Balanced Allocation Fund                                              0.04%
    Armada Total Return Advantage Fund                                            N/A%
    Armada Bond Fund                                                             0.04%
    Armada Intermediate Bond Fund                                                0.04%
    Armada GNMA Fund                                                             0.04%
    Armada Enhanced Income Fund                                                   N/A%
    Armada Ohio Tax Exempt Bond Fund                                             0.04%
    Armada Pennsylvania Municipal Bond Fund                                       N/A%
    Armada National Tax Exempt Bond Fund                                         0.04%
    Armada Ohio Municipal Money Market Fund                                      0.04%
    Armada Pennsylvania Tax Exempt Money Market Fund                             0.04%
    Armada Tax Exempt Money Market Fund                                          0.04%
    Armada Money Market Fund                                                     0.04%
    Armada Government Money Market Fund                                          0.04%
    Armada Treasury Money Market Fund                                            0.04%
    Armada Mid Cap Growth Fund                                    Not yet in operation
    Armada Large Cap Ultra Fund                                   Not yet in operation
    Armada U.S. Government Income Fund                            Not yet in operation
    Armada Michigan Municipal Bond Fund                           Not yet in operation
    Armada Treasury Plus Money Market Fund                        Not yet in operation


The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS AND TAXES



Each Fund distributes its income as follows:
    Armada International Equity Fund                                          Annually
    Armada Small Cap Value Fund                                               Annually
    Armada Small Cap Growth Fund                                              Annually
    Armada Equity Growth Fund                                                Quarterly
    Armada Tax Managed Equity Fund                                           Quarterly
    Armada Core Equity Fund                                                  Quarterly
    Armada Equity Index Fund                                                 Quarterly
    Armada Equity Income Fund                                                Quarterly
    Armada Balanced Allocation Fund                                          Quarterly
    Armada Total Return Advantage Fund                                         Monthly
    Armada Bond Fund                                                           Monthly
    Armada Intermediate Bond Fund                                              Monthly
    Armada GNMA Fund                                                           Monthly
    Armada Enhanced Income Fund                                                Monthly
    Armada Ohio Tax Exempt Bond Fund                                           Monthly
    Armada Pennsylvania Municipal Bond Fund                                    Monthly
    Armada National Tax Exempt Bond Fund                                       Monthly
    Armada Ohio Municipal Money Market Fund                                    Monthly
    Armada Pennsylvania Tax Exempt Money Market Fund                           Monthly
    Armada Tax Exempt Money Market Fund                                        Monthly
    Armada Money Market Fund                                                   Monthly
    Armada Government Money Market Fund                                        Monthly
    Armada Treasury Money Market Fund                                          Monthly
    Armada Mid Cap Growth Fund                                                Monthly*
    Armada Large Cap Ultra Fund                                               Monthly*
    Armada U.S. Government Income Fund                                        Monthly*
    Armada Michigan Municipal Bond Fund                                       Monthly*
    Armada Treasury Plus Money Market Fund                                    Monthly*


* As of the printing of this prospectus, these Funds have not yet commenced operations.


Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


FEDERAL TAXES


Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.


In the case of any Fund other than a money-market Fund, you should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.


The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.


It is expected that the Armada International Equity Fund will be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Armada International Equity Fund may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.


The Armada Tax Exempt Money Market Fund, Armada Pennsylvania Tax Exempt Money Market Fund, Armada Ohio Municipal Money Market Fund, Armada Ohio Tax Exempt Bond Fund, Armada Pennsylvania Municipal Bond Fund, Armada National Tax Exempt Bond Fund, and Armada Michigan Municipal Bond Fund (the "Tax Exempt Funds") anticipate that substantially all of their income dividends will be "exempt interest dividends," which are exempt from federal income taxes. However, some dividends will be taxable, such as dividends that are derived from occasional taxable investments, and in the case of other than money market Funds, distributions of short and long-term capital gains. Interest on indebtedness incurred by a shareholder to purchase or carry shares of any Tax Exempt Fund generally will not be deductible for federal income tax purposes.


You should note that a portion of the exempt-interest dividends paid by the Tax Exempt Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.


If you receive an exempt-interest dividend with respect to any share and the share is held by you for six months or less, any loss on the sale or exchange of the share will be disallowed to the extent of such dividend amount.


The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.


STATE AND LOCAL TAXES


Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal Securities or interest on securities of the particular state or localities within the state. The Armada Pennsylvania Tax Exempt Money Market Fund and Armada Pennsylvania Municipal Bond Fund intend to distribute income that is exempt from Pennsylvania personal income taxes. The Armada Ohio Tax Exempt Bond Fund and Armada Ohio Municipal Money Market Fund intend to distribute income that is exempt from Ohio personal income taxes. The Armada Michigan Municipal Bond Fund intends to distribute income that is exempt from Michigan income taxes. Shareowners should consult their tax advisers regarding the tax status of distributions in their state and locality.


Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.


The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.


MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS



The tables that follow present performance information about Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information, except for the financial highlights of the Bond Fund, GNMA Fund, Pennsylvania Municipal Fund and Pennsylvania Tax Exempt Money Market Fund for each Fund's respective commencement of operations date through May 31, 1996, has been audited by Ernst & Young LLP, independent auditors. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. The financial highlights of the Bond Fund, GNMA Fund, Pennsylvania Municipal Fund and Pennsylvania Tax Exempt Money Market Fund for each Fund's respective commencement of operations date through May 31, 1996 were audited by Coopers & Lybrand, L.L.P., each Fund's predecessor independent accountants. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863)

FINANCIAL HIGHLIGHTS
ARMADA INTERNATIONAL EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                    FOR THE YEAR ENDED    FOR THE PERIOD
                                                                        MAY 31, 1999     ENDED MAY 31, 1998
                                                                    CLASS I              CLASS I(1)
Net asset value, beginning of period                                $10.86               $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                        (0.01)               0.08
Net gain on securities (realized and unrealized)                    0.11                 0.79
Total from investment operations                                    0.10                 0.87

LESS DISTRIBUTIONS
Dividends from net investment income                                (0.05)               (0.01)
Total distributions                                                 (0.05)               (0.01)
Net asset value, end of period                                      $10.91               $10.86

TOTAL RETURN                                                        0.95%                8.76%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                                $199,205             $135,942
Ratio of expenses to average net assets                             1.43%                1.09%(3)
Ratio of net investment income/(loss) to average net assets         0.12%                1.19%(3)
Ratio of expenses to average net assets before fee waivers          1.43%                1.24%(3)
Ratio of net investment income/(loss) to average net assets before  0.12%                1.04%(3)
fee waivers
Portfolio turnover rate                                             78%                  28%


(1) CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
(2) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(3) ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP VALUE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD                                                        FOR THE PERIOD ENDED
                                                                         FOR THE YEAR ENDED MAY 31,                   MAY 31,
                                                                 1999         1998          1997         1996          1995
                                                             CLASS I      CLASS I       CLASS I      CLASS I         CLASS I(1)
Net asset value, beginning of period                         $  15.72     $  15.15      $  13.10     $ 11.38         $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.09         0.06          0.09         0.08            0.10
Net gain/(loss) on securities (realized and unrealized)      (0.78)       2.87          2.90         2.41            1.36
Total from investment operations                             (0.69)       2.93          2.99         2.49            1.46

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.05)       (0.07)        (0.09)       (0.08)          (0.04)
Dividends in excess of net investment income                 (0.00)       (0.00)        (0.00)       (0.02)          (0.00)
Distributions from net realized capital gains                (1.33)       (2.29)        (0.85)       (0.67)          (0.04)
Total distributions                                          (1.38)       (2.36)        (0.94)       (0.77)          (0.08)
Net asset value, end of period                               $  13.65     $  15.72      $   15.15    $ 13.10         $ 11.38

TOTAL RETURN                                                 (3.67)%      19.82%        23.61%       22.64%          17.42%(3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $270,382     $284,295      $199,311     $99,294         $50,993
Ratio of expenses to average net assets                      1.12%        0.98%         0.97%        1.05%           1.01%(2)
Ratio of net investment income/(loss) to average net assets  0.70%        0.43%         0.83%        0.83%           1.31%(2)
Ratio of expenses to average net assets before fee waivers   1.12%        0.98%         0.97%        1.06%           1.15%(2)
Ratio of net investment income/(loss) to average net         0.70%        0.43%         0.83%        0.82%           1.17%(2)
assets before fee waivers
Portfolio turnover rate                                      79%          89%           64%          106%            69%


(1)  CLASS I COMMENCED OPERATIONS ON JULY 26, 1994.
(2)  ANNUALIZED.
(3)  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA SMALL CAP GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                             FOR THE YEAR ENDED    FOR THE PERIOD
                                                                MAY 31, 1999     ENDED MAY 31, 1998
                                                            CLASS I              CLASS I(2)
Net asset value, beginning of period                        $  11.69             $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                (0.03)(4)            0.01
Net gain/(loss) on securities (realized and unrealized)     (1.41)               1.72
Total from investment operations                            (1.44)               1.73

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.00)               (0.01)
Distributions from net realized capital gains               (0.11)               (0.03)
Total distributions                                         (0.11)               (0.04)
Net asset value, end of period                              $  10.14             $  11.69

TOTAL RETURN                                                (12.36)%             17.35%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $80,145              $54,476
Ratio of expenses to average net assets                     1.27%                0.98%(3)
Ratio of net investment income/(loss) to average net assets (0.27)%              0.14%(3)
Ratio of expenses to average net assets before fee waivers  1.27%                1.09%(3)
Ratio of net investment income/(loss) to average net        (0.27)%              0.03%(3)
assets before fee waivers
Portfolio turnover rate                                       159%               31%


(1) RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(2) CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
(3) ANNUALIZED.
(4) CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY GROWTH FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                               FOR THE YEAR ENDED MAY 31,
                                                                1999         1998         1997         1996         1995
                                                            CLASS I      CLASS I      CLASS I      CLASS I      CLASS I
Net asset value, beginning of period                        $  21.35     $  18.63     $  18.02     $  14.77     $  13.66

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                (0.03)(1)    (0.00)       0.09         0.14         0.21
Net gain on securities (realized and unrealized)            4.28         5.00         4.66         3.46         1.21
Total from investment operations                            4.25         5.00         4.75         3.60         1.42

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.00)       (0.01)       (0.09)       (0.14)       (0.20)
Dividends in excess of net investment income                (0.00)       (0.00)       (0.02)       (0.02)       (0.00)
Distributions from net realized capital gains               (0.99)       (2.27)       (4.03)       (0.19)       (0.00)
Distributions in excess of net realized capital gains       (0.00)       (0.00)       (0.00)       (0.00)       (0.11)
Total distributions                                         (0.99)       (2.28)       (4.14)       (0.35)       (0.31)
Net asset value, end of period                              $  24.61     $  21.35     $  18.63     $  18.02     $  14.77

TOTAL RETURN                                                20.16%       28.65%       29.57%       24.61%       10.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $1,262,154   $352,413     $255,594     $166,671     $119,634
Ratio of expenses to average net assets                     0.92%        0.98%        0.97%        1.01%        1.01%
Ratio of net investment income/(loss) to average net assets (0.11)%      (0.01)%      0.49%        0.85%        1.53%
Ratio of expenses to average net assets before fee waivers  0.92%        0.98%        0.97%        1.03%        1.02%
Ratio of net investment income/(loss) to average net        (0.11)%      (0.01)%      0.49%        0.83%        1.51%
assets before fee waivers
Portfolio turnover rate                                     57%          260%         197%         74%          17%


1  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA TAX MANAGED EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                 FOR THE YEAR ENDED    FOR THE PERIOD ENDED
                                                                    MAY 31, 1999           MAY 31, 1998
                                                               CLASS I                CLASS I(1)
Net asset value, beginning of period                           $  9.93                $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                          0.05                   (0.00)
Net gain/(loss) loss on securities (realized and unrealized)   2.21                   (0.07)
Total from investment operations                               2.26                   (0.07)

LESS DISTRIBUTIONS
Dividends from net investment income                           (0.05)                 (0.00)
Distributions from net realized capital gains                  (0.01)                 (0.00)
Total distributions                                            (0.06)                 (0.00)
Net asset value, end of period                                 $  12.13               $9.93

TOTAL RETURN                                                   22.82%                 (4.81%)5

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                           $241,501               $158,867
Ratio of expenses to average net assets                        0.83%                  0.29%(2)
Ratio of net investment income/(loss) to average net assets    0.37%                  0.91%(2)

Ratio of expenses to average net assets before fee waivers     1.01%                  1.02%(2)
Ratio of net investment income/(loss) to average net           0.19%                  0.18%(2)
assets before fee waivers
Portfolio turnover rate                                        5%                     0%


1  CLASS I COMMENCED OPERATIONS ON APRIL 9, 1998.
2  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA CORE EQUITY FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                  FOR THE YEAR ENDED      FOR THE PERIOD ENDED
                                                                     MAY 31, 1999             MAY 31, 1999
                                                             CLASS I                      CLASS I(2)
Net asset value, beginning of period                         $   11.35                    $   10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss)                                 (0.02)(4)                    0.05
Net gain on securities (realized and unrealized)             2.94                         1.35
Total from investment operations                             2.92                         1.40

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.01)                       (0.05)
Distributions from net realized capital gains                (0.51)                       (0.00)
Total distributions                                          (0.52)                       (0.05)
Net asset value, end of period                               $   13.75                    $   11.35

TOTAL RETURN                                                 26.08%                       14.03%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $145,603                     $110,504
Ratio of expenses to average net assets                      0.98%                        0.89%(3)
Ratio of net investment income/(loss) to average net assets  (0.15)%                      0.61%(3)
Ratio of expenses to average net assets before fee waivers   0.98%                        1.06%(3)
Ratio of net investment income/(loss) to average net assets  (0.15)%                      0.44%(3)
before fee waivers
Portfolio turnover rate                                      43%                          60%


1 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 2 CLASS I COMMENCED OPERATIONS ON AUGUST 1, 1997.
3  ANNUALIZED.
4  CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INDEX FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                               FOR THE PERIOD ENDED
                                                                   MAY 31, 1999
                                                             CLASS I(1)
Net asset value, beginning of period                         $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.11
Net gain on securities (realized and unrealized)             1.29
Total from investment operations                             1.40

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.08)
Total distributions                                          (0.08)
Net asset value, end of period                               $  11.32

TOTAL RETURN                                                 14.16%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $253,854
Ratio of expenses to average net assets                      0.20%(3)
Ratio of net investment income to average net assets         1.38%(3)
Ratio of expenses to average net assets before fee waivers   0.55%(3)
Ratio of net investment income to average net assets before  1.03%(3)
fee waivers
Portfolio turnover rate                                      9%


1  CLASS I COMMENCED OPERATIONS ON JULY 10, 1998.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA EQUITY INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                                FOR THE PERIOD ENDED
                                                                          FOR THE YEAR ENDED MAY 31,                  MAY 31,
                                                                 1999          1998         1997         1996          1995
                                                             CLASS I       CLASS I      CLASS I      CLASS I         CLASS I(1)
Net asset value, beginning of period                         $   17.53     $   14.87    $   12.66    $  11.01        $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.30          0.27         0.30         0.34            0.34
Net gain on securities (realized and unrealized)             1.50          3.44         2.73         1.79            0.94
Total from investment operations                             1.80          3.71         3.03         2.13            1.28

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.28)        (0.32)       (0.31)       (0.34)          (0.27)
Distributions from net realized capital gains                (0.25)        (0.73)       (0.51)       (0.14)          (0.00)
Total distributions                                          (0.53)        (1.05)       (0.82)       (0.48)          (0.27)
Net asset value, end of period                               $   18.80     $   17.53    $   14.87    $ 12.66         $ 11.01

TOTAL RETURN                                                 10.62%        25.69%       24.62%       19.72%          14.34%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $548,361      $193,923     $127,130     $61,978         $36,194
Ratio of expenses to average net assets                      0.93%         0.92%        1.01%        1.06%           0.99%(2)
Ratio of net investment income to average net assets         2.07%         1.80%        2.44%        3.02%           3.87%(2)
Ratio of expenses to average net assets before fee waivers   0.93%         0.92%        1.01%        1.08%           1.21%(2)
Ratio of net investment income to average net assets         2.07%         1.80%        2.44%        3.00%           3.66%(2)
before fee waivers
Portfolio turnover rate                                      19%           18%          35%          53%             12%


1  CLASS I COMMENCED OPERATIONS ON JULY 1, 1994.
2  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA BALANCED ALLOCATION FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                 FOR THE PERIOD
                                                               ENDED MAY 31, 1999
                                                              CLASS I(2)
Net asset value, beginning of period                          $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.18
Net gain on securities (realized and unrealized)              0.28
Total from investment operations                              0.46

LESS DISTRIBUTIONS
Dividends from net investment income                          (0.15)
Total distributions                                           (0.15)
Net asset value, end of period                                $  10.31

TOTAL RETURN                                                  4.57%(1)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                          $85,027
Ratio of expenses to average net assets                       1.06%(3)
Ratio of net investment income to average net assets          2.25%(3)
Ratio of expenses to average net assets before fee waivers    1.06%(3)
Ratio of investment income to average net assets before fee   2.25%(3)
waivers
Portfolio turnover rate                                       116%


1 RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED. 2 CLASS I COMMENCED OPERATIONS ON JULY 10, 1998.
3  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA TOTAL RETURN ADVANTAGE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                                 FOR THE PERIOD
                                                                          FOR THE YEAR ENDED MAY 31,              ENDED MAY 31,
                                                                1999         1998          1997          1996         1995
                                                            CLASS I      CLASS I       CLASS I       CLASS I       CLASS I(1)
Net asset value, beginning of period                        $   10.25    $   9.89      $   9.88      $   10.55     $   10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.58         0.64          0.67          0.70(4)       0.65(4)
Net gain/(loss) on securities (realized and unrealized)     (0.22)       0.36          0.15          (0.24)        0.43
Total from investment operations                            0.36         1.00          0.82          0.46          1.08

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.58)       (0.64)        (0.67)        (0.70)        (0.53)
Dividends in excess of net investment income                (0.00)       (0.00)        (0.00)        (0.12)        (0.00)
Distributions from net realized capital gains               (0.04)       (0.00)        (0.00)        (0.31)        (0.00)
Distributions in excess of net realized capital gains       (0.00)       (0.00)        (0.14)        (0.00)        (0.00)
Total distributions                                         (0.62)       (0.64)        (0.81)        (1.13)        (0.53)
Net asset value, end of period                              $    9.99    $    10.25    $    9.89     $    9.88     $    10.55

TOTAL RETURN                                                3.54%        10.35%        8.51%         4.22%         12.52%(3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $328,417     $  296,075    $259,228      $280,401      $261,403
Ratio of expenses to average net assets                     0.45%        0.31%         0.16%         0.13%         0.18%(2)
Ratio of net investment income to average net assets        5.72%        6.29%         6.70%         6.67%         7.23%(2)
Ratio of expenses to average net assets before fee waivers  0.65%        0.72%         0.71%         0.69%         0.77%(2)
Ratio of net investment income to average net assets        5.52%        5.88%         6.15%         6.11%         6.64%(2)
before fee waivers
Portfolio turnover rate                                     142%         170%          169%          268%          166%


1  CLASS I COMMENCED OPERATIONS ON JULY 7, 1994.
2  ANNUALIZED.
3 TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF CLASS I FOR THE PERIOD WERE 11.22%.
4  CALCULATED BASED ON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                FOR THE       FOR THE     FOR THE
                                                                FOR THE YEAR ENDED MAY 31,      PERIOD      YEAR ENDED  PERIOD ENDED
                                                                1999       1998      1997      ENDED MAY     APRIL 30,   APRIL 30,
                                                             CLASS I   CLASS I    CLASS I(3)  31, 1996(3)     1996(3)     1995(3)
Net asset value, beginning of period                         $  10.27  $  10.02   $  9.97     $  10.04      $  10.02    $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.56      0.59       0.59        0.05          0.64        0.44
Net gain/(loss) on securities (realized and unrealized)      (0.17)    0.25       0.13        (0.07)        0.07        0.02
Total from investment operations                             0.39      0.84       0.72        (0.02)        0.71        0.46

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.56)    (0.59)     (0.59)      (0.05)        (0.64)      (0.44)
Distributions from net realized capital gains                (0.14)    (0.00)     (0.00)      (0.00)        (0.05)      (0.00)
Distributions in excess of net realized capital gains        (0.00)    (0.00)     (0.08)      (0.00)        (0.00)      (0.00)
Total distributions                                          (0.70)    (0.59)     (0.67)      (0.05)        (0.69)      (0.44)
Net asset value, end of period                               $  9.96   $  10.27   $  10.02    $  9.97       $  10.04    $  10.02

TOTAL RETURN                                                 3.82%     8.55%      7.41%       (0.19)%(2,4)  7.09%(4)    4.75%(2,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $758,713  $132,620   $91,161     $88,829       $89,901     $53,316
Ratio of expenses to average net assets                      0.70%     0.80%      0.83%       0.85%(1)      0.85%       0.85%(1)
Ratio of net investment income to average net assets         5.44%     5.72%      5.83%       5.88%(1)      6.20%       6.17%(1)
Ratio of expenses to average net assets before fee waivers   0.70%     0.80%      0.96%       1.25%(1)      1.25%       1.33%(1)
Ratio of net investment income to average net assets before  5.44%     5.72%      5.71%       5.48%(1)      5.80%       5.69%(1)
fee waivers
Portfolio turnover rate                                      270%      220%       96%         2%            94%         172%


1  ANNUALIZED.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF A PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
4  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA INTERMEDIATE BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                 FOR THE YEAR ENDED MAY 31,
                                                                  1999         1998         1997         1996         1995
                                                              CLASS I      CLASS I      CLASS I      CLASS I      CLASS I
Net asset value, beginning of period                          $  10.59     $  10.37     $10.30       $10.54       $10.24

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                         0.56         0.60         0.6          0.61         0.63
Net gain/ (loss) on securities (realized and unrealized)      (0.14)       0.22         0.07         (0.22)       0.30
Total from investment operations                              0.42         0.82         0.67         0.39         0.93

LESS DISTRIBUTIONS
Dividends from net investment income                          (0.56)       (0.60)       (0.6)        (0.61)       (0.63)
Distributions from net realized capital gains                 (0.06)       (0.00)       (0.00)       (0.00)       (0.00)
Distributions in excess of net realized capital gains         (0.00)       (0.00)       (0.00)       (0.02)       (0.00)
Total distributions                                           (0.62)       (0.60)       (0.6)        (0.63)       (0.63)
Net asset value, end of period                                $  10.39     $  10.59     $10.37       $10.30       $10.54

TOTAL RETURN                                                  3.98%        8.09%        6.63%        3.79%        9.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)                           $313,368     $166,710     $121,271     $111,240     $88,047
Ratio of expenses to average net assets                       0.61%        0.65%        0.70%        0.80%        0.85%
Ratio of net investment income to average net assets          5.21%        5.71%        5.76%        5.78%        6.24%
Ratio of expenses to average net assets before fee waivers    0.75%        0.80%        0.79%        0.82%        0.86%
Ratio of net investment income To average net assets before   5.07%        5.56%        5.66%        5.76%        6.23%
fee waivers
Portfolio turnover rate                                       256%         160%         217%         45%          42%

FINANCIAL HIGHLIGHTS
ARMADA GNMA FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                                                FOR THE       FOR THE     FOR THE
                                                                FOR THE YEAR ENDED MAY 31,      PERIOD      YEAR ENDED  PERIOD ENDED
                                                                1999       1998      1997      ENDED MAY     APRIL 30,   APRIL 30,
                                                             CLASS I    CLASS I    CLASS I(3)  31, 1996(3)     1996(3)     1995(3)
Net asset value, beginning of period                         $  10.36   $  10.15   $  10.03   $  10.12      $  10.16      $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.61       0.61       0.65       0.05          0.66          0.48
Net gain/(loss) on securities (realized and unrealized)      (0.20)     0.31       0.22       (0.09)        0.14          0.16
Total from investment operations                             0.41       0.92       0.87       (0.04)        0.80          0.64

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.60)     (0.61)     (0.65)     (0.05)        (0.66)        (0.48)
Dividends from net realized capital gains                    (0.07)     (0.10)     (0.01)     (0.00)        (0.18)        (0.00)
Distributions in excess of net realized capital gains        (0.00)     (0.00)     (0.09)     (0.00)        (0.00)        (0.00)
Total distributions                                          (0.67)     (0.71)     (0.75)     (0.05)        (0.84)        (0.48)
Net asset value, end of period                               $  10.10   $  10.36   $  10.15   $  10.03      $  10.12      $  10.16

TOTAL RETURN                                                 4.02%      9.17%      9.03%      (0.35)%(2,4)  7.97%(4)      6.61%(2,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $96,808    $83,624    $64,501    $60,532       $62,161       $42,212
Ratio of expenses to average net assets                      0.78%      0.84%      0.86%      0.85%(1)      0.85%         0.85%(1)
Ratio of net investment income to average net assets         5.92%      5.83%      6.45%      6.33%(1)      6.30%         6.68%(1)
Ratio of expenses to average net assets before fee waivers   0.78%      0.84%      1.01%      1.28%(1)      1.29%         1.40%(1)
Ratio of net investment income to average net assets before  5.92%      5.83%      6.30%      5.90%(1)      5.86%         6.13%(1)
fee waivers
Portfolio turnover rate                                      85%        291%       57%        1%            149%          226%


1  ANNUALIZED.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR-END FROM APRIL 30 TO MAY 31.
4  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA ENHANCED INCOME FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       FOR THE YEAR ENDED MAY 31,         FOR THE PERIOD
                                                               1999      1998       1997        1996      ENDED MAY 31, 1995
                                                             CLASS I   CLASS I    CLASS I     CLASS I       CLASS I(1)
Net asset value, beginning of period                         $10.06    $9.99      $10.01      $10.16        $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.56      0.57       0.58        0.58          0.51(4)
Net gain/(loss) on securities (realized and unrealized)      (0.05)    0.08       0.01        (0.05)        0.06
Total from investment operations                             0.51      0.65       0.59        0.53          0.57

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.56)    (0.57)     (0.58)      (0.58)        (0.41)
Dividends in excess of net investment income                 0.00      (0.00)     (0.00)      (0.10)        (0.00)
Distributions of net realized capital gains                  (0.05)    (0.01)     (0.03)      (0.00)        (0.00)
Total distributions                                          (0.61)    (0.58)     (0.61)      (0.68)        (0.41)
Net asset value, end of period                               $9.96     $10.06     $9.99       $10.01        $10.16

TOTAL RETURN                                                 5.14%     6.68%      6.02%       5.36%         6.54%(2,3)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $72,291   $71,888    $61,031     $66,918       $60,467
Ratio of expenses to average net assets                      0.43%     0.33%      0.21%       0.23%         0.21%(2)
Ratio of net investment income to average net assets         5.49%     5.69%      5.74%       5.72%         5.70%(2)
Ratio of expenses to average net assets before fee waivers   0.65%     0.69%      0.66%       0.70%         0.71%(2)
Ratio of net investment income to average net assets before  5.27%     5.33%      5.29%       5.25%         5.20%(2)
fee waivers
Portfolio turnover rate                                      190%      135%       225%        98%           36%


1  CLASS I COMMENCED OPERATIONS ON JULY 7, 1994.
2  ANNUALIZED.
3 TOTAL RETURNS HAVE BEEN ANNUALIZED BASED UPON THE PERIOD FROM THE COMMENCEMENT DATE THROUGH MAY 31, 1995. GROSS TOTAL RETURNS OF THE CLASS I FOR THE PERIOD WERE 5.87%.
4  CALCULATION BASED UPON AVERAGE SHARES OUTSTANDING.

FINANCIAL HIGHLIGHTS
ARMADA OHIO TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                                               FOR THE YEAR ENDED MAY 31,
                                                                1999         1998         1997         1996         1995
                                                            CLASS I      CLASS I      CLASS I      CLASS I      CLASS I
Net asset value, beginning of period                        $   11.13    $10.86       $10.70       $ 10.74      $10.57

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.53         0.51         0.51         0.50         0.50
Net gain/(loss) on securities (realized and unrealized)     (0.09)       0.28         0.16         (0.04)       0.17
Total from investment operations                            0.44         0.79         0.67         0.46         0.67

LESS DISTRIBUTIONS
Dividends from net investment income                        (0.53)       (0.51)       (0.51)       (0.50)       (0.50)
Distributions from net realized capital gains               (0.01)       (0.01)       (0.00)       (0.00)       (0.00)
Total distributions                                         (0.54)       (0.52)       (0.51)       (0.50)       (0.50)
Net asset value, end of period                              $   11.03    $   11.13    $10.86       $  10.70     $10.74

TOTAL RETURN                                                3.94%        7.43%        6.37%        4.36%        6.61%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                        $205,365     $165,395     $91,366      $82,886      $71,996
Ratio of expenses to average net assets                     0.28%        0.25%        0.24%        0.26%        0.24%
Ratio of net investment income to average net assets        4.77%        4.67%        4.71%        4.68%        4.82%
Ratio of expenses to average net assets before fee waivers  0.78%        0.80%        0.79%        0.83%        0.80%
Ratio of net investment income to average net assets        4.27%        4.12%        4.16%        4.11%        4.26%
before fee waivers
Portfolio turnover rate                                     19%          15%          23%          10%          3%

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                            FOR THE YEAR ENDED MAY 31,
                                                                                             FOR THE                FOR THE
                                                                                             PERIOD      FOR THE     PERIOD
                                                                                              ENDED     YEAR ENDED    ENDED
                                                            1999       1998        1997      MAY 31,    APRIL 30,   APRIL 30,
                                                         CLASS I    CLASS I     CLASS I(3)   1996(3)     1996(3)     1995(3)
Net asset value, beginning of period                     $  10.45   $  10.22    $  10.08   $  10.12      $10.04     $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.51       0.46        0.44       0.04          0.43       0.29
Net gain/(loss) on securities (realized and unrealized)  (0.07)     0.24        0.17       (0.04)        0.08       0.04
Total from investment operations                         0.44       0.70        0.61       0.00          0.51       0.33

LESS DISTRIBUTIONS
Dividends from net investment income                     (0.49)     (0.46)      (0.44)     (0.04)        (0.43)     (0.29)
Distributions from net realized capital gains            (0.01)     (0.00)      (0.02)     (0.00)        (0.00)     (0.00)
Distributions in excess of net realized capital gains    (0.00)     (0.01)      (0.01)     (0.00)        (0.00)     (0.00)
Total distributions                                      (0.50)     (0.47)      (0.47)     (0.04)        (0.43)     (0.29)
Net asset value, end of period                           $  10.39   $  10.45    $  10.22   $  10.08      $  10.12   $10.04

TOTAL RETURN                                             4.21%      6.95%       6.21%      (0.03)%(1,4)  5.06%(4)   3.38%(2,4)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                     $40,171    $38,753     $36,769    $38,733       $38,809    $34,638
Ratio of expenses to average net assets                  0.48%      0.69%       0.87%      0.85%(1)      0.85%      0.85%(1)
Ratio of net investment income to average net assets     4.80%      4.40%       4.35%      4.32%(1)      4.16%      4.05%(1)
Ratio of expenses to average net assets before fee       0.83%      0.84%       1.02%      1.31%(1)      1.24%      1.36%(1)
waivers
Ratio of net investment income to average net assets     4.45%      4.25%       4.20%      3.86%(1)      3.77%      3.54%(1)
before fee waivers
Portfolio turnover rate                                  15%        20%         42%        0%            22%        4%


1  ANNUALIZED.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.
4  TOTAL RETURN EXCLUDES SALES CHARGE.

FINANCIAL HIGHLIGHTS
ARMADA NATIONAL TAX EXEMPT BOND FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                            FOR THE YEAR          FOR THE PERIOD
                                                         ENDED MAY 31, 1999     ENDED MAY 31, 1998

                                                        CLASS I                CLASS I(1)
Net asset value, beginning of period                    $    10.03             $  10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.45                   0.07
Net gain/(loss) on securities (realized and unrealized) (0.04)                 0.03
Total from investment operations                        0.41                   0.10

LESS DISTRIBUTIONS
Dividends from net investment income                    (0.45)                 (0.07)
Distribution from net realized capital gains            (0.03)                 (0.00)
Total distributions                                     (0.48)                 (0.07)
Net asset value, end of period                          $     9.96             $  10.03

TOTAL RETURN                                            4.07%                  7.03%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                    $100,638               $80,259
Ratio of expenses to average net assets                 0.36%                  0.33%(2)
Ratio of net investment income to average net assets    4.39%                  4.62%(2)
Ratio of expenses to average net assets before fee      0.87%                  0.87%(2)
waivers
Ratio of net investment income to average net assets    3.88%                  4.08%(2)
before fee waivers
Portfolio turnover rate                                 23%                    0%


1  CLASS I COMMENCED OPERATIONS ON APRIL 9, 1998.
2  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA OHIO MUNICIPAL MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                  FOR THE PERIOD
                                                                ENDED MAY 31, 1999
                                                                CLASS I(1)

Net asset value, beginning of period                            $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           0.02

LESS DISTRIBUTIONS
Dividends from net investment income                            (0.02)
Net asset value, end of period                                  $  1.00

TOTAL RETURN                                                    2.01%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                            $99,342
Ratio of expenses to average net assets                         0.35%(3)
Ratio of net investment income to average net assets            2.77%(3)
Ratio of expenses to average net assets before fee waivers      0.55%(3)
Ratio of net investment income to average net assets before     2.57%(3)
fee waivers


1  CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3  ANNUALIZED.

FINANCIAL HIGHLIGHTS
ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         FOR YEAR               FOR THE                FOR THE
                                                                        ENDED MAY               PERIOD      FOR THE     PERIOD
                                                                            31,                 ENDED     YEAR ENDED    ENDED
                                                                1999       1998       1997      MAY 31,    APRIL 30,   APRIL 30,
                                                             CLASS I    CLASS I    CLASS I(3)   1996(3)     1996(3)     1995(3)
Net asset value, beginning of period                         $  1.00    $  1.00    $  1.00     $  1.00     $  1.00      $  1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.03       0.03       0.03        0.00        0.03         0.02

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.03)     (0.03)     (0.03)      (0.00)      (0.03)       (0.02)
Net asset value, end of period                               $  1.00    $  1.00    $  1.00     $  1.00     $  1.00      $  1.00

TOTAL RETURN                                                 2.92%      3.41%      3.26%       0.28%(2)    3.36%        2.32%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $77,214    $73,264    $60,876     $68,742     $70,422      $56,668
Ratio of expenses to average net assets                      0.34%      0.34%      0.41%       0.55%(1)    0.55%        0.55%(1)
Ratio of net investment income to average net assets         2.82%      3.35%      3.20%       3.24%(1)    3.29%        3.21%(1)
Ratio of expenses to average net assets before fee waivers   0.59%      0.58%      0.74%       0.97%(1)    0.96%        1.04%(1)
Ratio of net investment income to average net assets         2.57%      3.11%      2.87%       2.82%(1)    2.88%        2.72%(1)
before fee waivers


1  ANNUALIZED.
2  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
3 ACTIVITY FOR THE PERIOD PRESENTED INCLUDES THAT OF THE PREDECESSOR FUND THROUGH SEPTEMBER 6, 1996. THE PREDECESSOR FUND COMMENCED OPERATIONS ON AUGUST 10, 1994. DURING 1996, THE PREDECESSOR FUND CHANGED ITS FISCAL YEAR END FROM APRIL 30 TO MAY 31.

FINANCIAL HIGHLIGHTS
ARMADA TAX EXEMPT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               FOR THE YEAR ENDED MAY 31,
                                                                 1999         1998         1997        1996         1995
                                                             CLASS I      CLASS I      CLASS I      CLASS I     CLASS I
Net asset value, beginning of period                         $    1.00    $    1.00    $    1.00    $    1.00   $   1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.03         0.03         0.03         0.03        0.03

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.03)       (0.03)       (0.03)       (0.03)      (0.03)
Net asset value, end of period                               $    1.00    $    1.00    $    1.00    $    1.00   $   1.00

TOTAL RETURN                                                 3.00%        3.40%        3.23%        3.40%       3.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $434,178     $ 418,953    $370,679     $261,808    $172,643
Ratio of expenses to average net assets                      0.30%        0.30%        0.29%        0.30%       0.35%
Ratio of net investment income to average net assets         2.92%        3.32%        3.18%        3.33%       3.15%
Ratio of expenses to average net assets before fee waivers   0.50%        0.50%        0.49%        0.51%       0.56%
Ratio of net investment income to average net assets before  2.72%        3.12%        2.98%        3.12%       2.94%
fee waivers

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUND
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                              FOR THE YEAR ENDED MAY 31,
                                                               1999         1998         1997         1996         1995
                                                           CLASS I      CLASS I      CLASS I      CLASS I      CLASS I
Net asset value, beginning of period                       $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                      0.05         0.05         0.05         0.05         0.05

LESS DISTRIBUTIONS
Dividends from net investment income                       (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
Net asset value, end of period                             $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN                                               4.96%        5.39%        5.19%        5.45%        5.11%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                       $2,133,839   $1,911,689   $1,943,021   $1,344,414   $1,083,243
Ratio of expenses to average net assets                    0.42%        0.38%        0.37%        0.37%        0.37%
Ratio of net investment income to average net assets       4.82%        5.27%        5.07%        5.30%        5.07%
Ratio of expenses to average net assets before fee waivers 0.52%        0.48%        0.47%        0.48%        0.48%
Ratio of net investment income to average net assets       4.72%        5.17%        4.97%        5.19%        4.96%
before fee waivers

FINANCIAL HIGHLIGHTS
ARMADA GOVERNMENT MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                             1999         1998         1997         1996         1995
                                                             CLASS I      CLASS I      CLASS I      CLASS I      CLASS I
Net asset value, beginning of period                         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.05         0.05         0.05         0.05         0.05

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
Net asset value, end of period                               $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN                                                 4.86%        5.30%        5.15%        5.41%        4.97%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $1,094,979   $1,137,078   $811,662     $741,894     $618,058
Ratio of expenses to average net assets                      0.42%        0.40%        0.36%        0.36%        0.39%
Ratio of net investment income to average net assets         4.76%        5.17%        5.03%        5.27%        4.83%
Ratio of expenses to average net assets before fee waivers   0.52%        0.50%        0.46%        0.47%        0.50%
Ratio of net investment income to average net assets before  4.66%        5.07%        4.93%        5.16%        4.72%
fee waivers

FINANCIAL HIGHLIGHTS
ARMADA TREASURY MONEY MARKET FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                               FOR THE YEAR ENDED MAY 31,
                                                                 1999         1998         1997        1996         1995
                                                             CLASS I      CLASS I      CLASS I      CLASS I     CLASS I(1)
Net asset value, beginning of period                         $1.00        $1.00        $1.00        $1.00       $1.00


INCOME FROM INVESTMENT OPERATIONS
Net investment income                                        0.04         0.05         0.05         0.05        0.05

LESS DISTRIBUTIONS
Dividends from net investment income                         (0.04)       (0.05)       (0.05)       (0.05)      (0.05)
Net asset value, end of period                               $1.00        $1.00        $1.00        $1.00       $1.00

TOTAL RETURN                                                 4.39%        4.95%        4.89%        5.07%       4.86%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000's)                         $346,092     $359,605     $276,327     $312,255    $142,877
Ratio of expenses to average net assets                      0.41%        0.39%        0.37%        0.41%       0.43%(2)
Ratio of net investment income to average net assets         4.35%        4.84%        4.79%        4.88%       4.78%(2)
Ratio of expenses to average net assets before fee waivers   0.46%        0.44%        0.42%        0.47%       0.49%(2)
Ratio of net investment income to average net assets before  4.30%        4.79%        4.74%        4.82%       4.72%(2)
fee waivers


1  CLASS I COMMENCED OPERATIONS ON JUNE 16, 1994.
2  ANNUALIZED.

                                  ARMADA FUNDS



INVESTMENT ADVISER



National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114



DISTRIBUTOR



SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456



LEGAL COUNSEL



Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996



More information about each Fund is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)



The SAI dated September 28, 1999, includes detailed information about the Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS



These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.



TO OBTAIN MORE INFORMATION:



BY TELEPHONE:  Call 1-800-622-FUND (3863)



BY MAIL:
P.O. Box 8421
Boston, MA 02266-8421



BY INTERNET:  www.armadafunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

































The Armada Funds' Investment Company Act registration number is 811-4416.

                                  ARMADA FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                               SEPTEMBER __, 1999




                        ARMADA INTERNATIONAL EQUITY FUND
                           ARMADA SMALL CAP VALUE FUND
                          ARMADA SMALL CAP GROWTH FUND
                            ARMADA EQUITY GROWTH FUND
                         ARMADA TAX MANAGED EQUITY FUND
                             ARMADA CORE EQUITY FUND
                            ARMADA EQUITY INDEX FUND
                            ARMADA EQUITY INCOME FUND
                         ARMADA BALANCED ALLOCATION FUND
                       ARMADA TOTAL RETURN ADVANTAGE FUND
                                ARMADA BOND FUND
                          ARMADA INTERMEDIATE BOND FUND
                                ARMADA GNMA FUND
                           ARMADA ENHANCED INCOME FUND
                        ARMADA OHIO TAX EXEMPT BOND FUND
                     ARMADA PENNSYLVANIA MUNICIPAL BOND FUND
                      ARMADA NATIONAL TAX EXEMPT BOND FUND
                     ARMADA OHIO MUNICIPAL MONEY MARKET FUND
                ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                       ARMADA TAX EXEMPT MONEY MARKET FUND
                            ARMADA MONEY MARKET FUND
                       ARMADA GOVERNMENT MONEY MARKET FUND
                        ARMADA TREASURY MONEY MARKET FUND
                           ARMADA MID CAP GROWTH FUND
                           ARMADA LARGE CAP ULTRA FUND
                       ARMADA U.S. GOVERNMENT INCOME FUND
                       ARMADA MICHIGAN MUNICIPAL BOND FUND
                     ARMADA TREASURY PLUS MONEY MARKET FUND


This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for the above Funds of Armada Funds (the "Trust"), dated September __, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                                                               PAGE
STATEMENT OF ADDITIONAL INFORMATION..............................................................................1
INVESTMENT OBJECTIVE AND POLICIES................................................................................2
INVESTMENT LIMITATIONS..........................................................................................64
NET ASSET VALUE.................................................................................................67
DIVIDENDS.......................................................................................................68
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..................................................................68
DESCRIPTION OF SHARES...........................................................................................77
ADDITIONAL INFORMATION CONCERNING TAXES.........................................................................79
TRUSTEES AND OFFICERS...........................................................................................84
ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND
     TRANSFER AGENCY AGREEMENTS.................................................................................88
SHAREHOLDER SERVICES PLANS......................................................................................99
PORTFOLIO TRANSACTIONS..........................................................................................99
AUDITORS ......................................................................................................102
COUNSEL .......................................................................................................102
YIELD AND PERFORMANCE INFORMATION..............................................................................102
STANDARDIZED YIELD QUOTATIONS..................................................................................110
MISCELLANEOUS..................................................................................................114
FINANCIAL STATEMENTS...........................................................................................151
APPENDIX A.....................................................................................................A-1
APPENDIX B.....................................................................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION

          This Statement of Additional Information should be read in conjunction with the Prospectus of Armada Funds (the "Trust") that describes: International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Total Return Advantage, Mid Cap Growth, and Large Cap Ultra Funds, (collectively, the "Equity Funds"); the Balanced Allocation Fund; the Bond (formerly, the Intermediate Government Fund), Intermediate Bond (formerly, the "Fixed Income Fund"), GNMA, Enhanced Income and Government Income Funds, (collectively, the "Fixed Income Funds"); Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market, "Pennsylvania Tax Exempt Fund"), Tax Exempt Money Market, Money Market, Government Money Market, and Treasury Money Market and Treasury Plus Money Market Funds, (collectively, the "Money Market Funds"); Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, Michigan Municipal Bond and National Tax Exempt Bond Funds; (collectively "The Funds"). The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

          The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue the separate classes or series of shares of beneficial interest.

          The Pennsylvania Tax Exempt Fund commenced operations on August 8, 1994 as a separate investment portfolio (the "Predecessor Fund") of Inventor Funds, Inc, which was organized as a Maryland corporation. On September 9, 1996, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold shares of stock that were similar to the Trust's A Shares of beneficial interest.

          The Bond, GNMA and Pennsylvania Municipal Bond Funds commenced operations on August 10, 1994 as separate investment portfolios (the "Predecessor Intermediate Government Fund, "Predecessor GNMA Fund", and Predecessor Pennsylvania Tax Exempt Bond Fund," collectively the "Predecessor Funds") of Inventor Funds, Inc. which was organized as a Maryland corporation. On September 9, 1996, the Predecessor Funds were reorganized as new portfolios of Armada. Prior to the reorganization, the Predecessor Funds offered and sold shares of stock that were similar to Armada's A shares of beneficial interest.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

          Further information on National City Investment Management Company's ("IMC" or the "Adviser") management strategies, techniques, policies and related matters may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also, "Yield and Performance Information" below.

          Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's Rating Group ("S&P"), Fitch IBCA, Inc. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS

          The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

ARMADA INTERNATIONAL EQUITY FUND

          The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of foreign issuers. The Fund's assets normally will be invested in the securities of issuers located in at least three foreign countries. Foreign investments may also include debt obligations issued or guaranteed by foreign governments or their agencies, authorities, instrumentalities or political subdivisions, including a foreign state, province or municipality. The Adviser does not presently intend to invest in common stock of domestic companies.

          The Fund will invest primarily in equity securities, including common and preferred stocks, rights, warrants, securities convertible into common stocks and American Depository Receipts ("ADRs") of companies included in the Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") Index, a broadly diversified international index consisting of more than 1,000 equity securities of companies located in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Fund, however, is not an "index" fund, and is neither sponsored by nor affiliated with Morgan Stanley Capital International. The Fund does not anticipate making investments in markets where, in the judgment of the Adviser, property rights are not defined and supported by adequate legal infrastructure.

          More than 25% of the Fund's assets may be invested in the securities of issuers located in the same country. Investment in a particular country of 25% or more of the Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund more widely diversified among issuers in different countries. Criteria for determining the appropriate distribution of investments among countries may include relative valuation, growth prospects, and fiscal, monetary, and regulatory government policies. See "Additional Information about Portfolio Instruments - Foreign Securities and Currencies" below.

ARMADA SMALL CAP VALUE FUND

          Under normal conditions, at least 80% of the value of the Fund's total assets will be invested in equity securities of companies with market capitalizations comparable to those of companies in the Russell 2000 Value Index. The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price cash/flow ratios which are at a discount to the market averages. Additional factors such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. See "Special Risk Factors -- Small Capitalization Stocks" below.

ARMADA SMALL CAP GROWTH FUND

          The Fund will normally invest at least 80% of its total assets in equity securities of companies with stock market capitalizations comparable to that of companies in the Russell 2000 Growth Index. The Adviser will seek companies with above-average growth prospects. Factors considered in selecting such issuers include participation in a fast growing industry, a strategic niche position in a specialized market, and fundamental value. The Adviser will also consider the relationship between price and book value, and other factors such as trading volume and bid-ask spreads in an effort to allow the Fund to achieve diversification. See "Special Risk Factors -- Small Capitalization Stocks" below.

     SPECIAL RISK FACTORS FOR SMALL CAPITALIZATION STOCKS

          Securities held by the Small Cap Value and Small Cap Growth Funds generally will be issued by public companies with small capitalizations relative to those which predominate the major market indices, such as the S&P's 500 or the Dow Jones Industrial Average. Securities of these small companies may at times yield greater returns on investment than stocks of larger, more established companies as a result of inefficiencies in the marketplace. Small capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies.

          However, the positions of small capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of small capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Funds may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the sub-adviser will attempt to reduce this volatility.

ARMADA EQUITY GROWTH FUND

          Under normal conditions, at least 80% of the Fund's total assets will be invested in a diversified portfolio of common stocks and securities convertible into common stocks with large stock market capitalizations. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market.

ARMADA TAX MANAGED EQUITY FUND

          The Fund invests primarily in common stocks. The Fund will use several methods to reduce the impact of federal and state income taxes on investment income and realized capital gains distributed by the Fund.

          The Fund will seek to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields.

          The Fund will endeavor to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Fund expects to hold for several years. The Fund will generally seek to avoid realizing short-term capital gains, and expects to have a relatively low overall portfolio turnover rate. When the Fund sells appreciated securities, it will attempt to select the share lots with the highest cost basis in order to hold realized capital gains to a minimum. The Fund may, when consistent with its overall investment approach, sell depreciated securities to offset realized capital gains.

          Although the Fund expects to use some or all of the foregoing methods in seeking to reduce the impact of federal and state income taxes on the Fund's dividends and distributions, portfolio management decisions will also be based on non-tax considerations when appropriate. Certain equity and other securities held by the Fund will produce ordinary taxable income on a regular basis. The Fund may also sell a particular security, even though it may realize a short-term capital gain, if the value of that security is believed to have reached its peak or is expected to decline before the Fund would have held it for the long-term holding period. The Fund may also be required to sell securities in order to generate cash to pay expenses or satisfy shareholder redemptions.

          Accordingly, while the Fund seeks to minimize the effect of taxes on its dividends and distributions, the Fund is not a tax-exempt fund, and may be expected to distribute taxable income and realize capital gains from time to time.

          Under normal conditions, at least 80% of the Fund's total assets will be invested in common stocks and other equity securities. The Fund's Adviser selects common stocks based on a number of factors, including historical and projected long-term earnings growth, earnings quality and liquidity, each in relation to the market price of the stock. Stocks purchased for the Fund generally will be listed on a national securities exchange or will be unlisted securities with an established over-the-counter market. The Fund may invest up to 5% of its net assets in each of the following types of equity securities: preferred stocks; securities convertible into common stocks; rights; and warrants.

          The Fund's long-term investment horizon is reflected in its low portfolio turnover investment approach. The portfolio turnover rate reflects the frequency with which securities are purchased and sold within the Fund's portfolio. The Fund's annual portfolio turnover is not expected to exceed 25% under normal market conditions. (A rate of turnover of 100% could occur, for example, if all the securities held by the Fund are replaced within a period of one year.) When a Fund sells securities realizing gains, tax laws require that such gains be distributed to investors every year. As a result, such investors are taxed on their pro-rata shares of the gains. By attempting to minimize portfolio turnover, the Fund will generally have a low turnover rate. It is impossible to predict the impact of such a strategy on the realization of gains or losses for the Fund. For example, the Fund may forego the opportunity to realize gains or reduce losses as a result of this policy.

          The Fund may be appropriate for investors who seek capital appreciation and whose tax status under federal and state regulations increase the importance of such strategies.

ARMADA CORE EQUITY FUND

          The Fund seeks to achieve its objective by investing in a diversified portfolio of common stocks of issuers with large capitalizations. The Fund normally invests in three types of equity securities: (i) growth securities, defined as common stocks having a five-year annual earnings-per-share growth rate of 10% or more, with no decline in the annual earnings-per-share rate during the last five years; (ii) securities with low price-to-earnings ratios (I.E., at least 20% below the average of the companies included in the S&P 500); and (iii) securities that pay high dividend yields (I.E., at least 20% above such average). Under normal market conditions the Fund will invest 20% to 50% of its total assets in each of these three types of equity securities. The Fund is fully invested at all times.

          The S&P 500 is an index composed of approximately 500 common stocks, most of which are listed on the New York Stock Exchange (the "NYSE"). The Sub-adviser believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

          Standard & Poor's Ratings Group is not a sponsor of, or in any way affiliated with, the Fund.

ARMADA EQUITY INDEX FUND

          The S&P 500 is composed of approximately 500 common stocks, most of which are listed on the NYSE. S&P selects the stocks for the S&P 500 on a statistical basis. As of

May 31, 1999, the stocks in the S&P 500 had an average market capitalization of
94.1 billion and the total market capitalization of all U.S. common stocks was
10.7 trillion. "Market capitalization" of a company is the market price per share of stock multiplied by the number of shares outstanding. The Adviser believes that the S&P 500 is an appropriate benchmark for the Fund because it is diversified, familiar to many investors and widely accepted as a reference for common stock investments.

          Under normal circumstances, the Fund will invest substantially all of its total assets in the stocks that comprise the S&P 500 in approximately the same percentages as the stocks represent in the index. The Fund may also acquire derivative instruments designed to replicate the performance of the S&P 500, such as S&P 500 stock index futures contracts or Standard & Poor's Depository Receipts. The Fund may invest in all the approximately 500 stocks comprising the S&P 500, or it may use a statistical sampling technique by selecting approximately 90% of the stocks listed in the index. The Fund will only purchase a security that is included in the S&P 500 at the time of such purchase. The Fund, may, however, temporarily continue to hold a security that has been deleted from the S&P 500 pending the rebalancing of the Fund's portfolio. The Fund is not required to buy or sell securities solely because the percentage of its assets invested in index stocks changes when the market value of its holdings increases or decreases. In addition, the Fund may omit or remove an index stock from its portfolio if the Adviser believes the stock to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions. With respect to the remaining portion of its net assets, the Fund may hold temporary cash balances which may be invested in U.S. government obligations and money market investments. In extraordinary circumstances, the Fund may exclude a stock listed on the index from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Fund also may enter into repurchase agreements, reverse repurchase agreements, and lend its portfolio securities.

          While there can be no guarantee that the Fund's investment results will precisely match the results of the S&P 500, the Adviser believes that, before deduction of operating expenses, there will be a very high correlation between the returns generated by the Fund and the S&P 500. The Fund will attempt to achieve a correlation between the performance of its asset portfolio and that of the S&P 500 of at least 95% before deduction of operating expenses. A correlation of 100% would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the index. The Fund's ability to correlate its performance with the S&P 500, however, may be affected by, among other things, changes in securities markets, the manner in which S&P calculates its index, and the timing of purchases and redemptions. The Adviser monitors the correlation of the performance of the Fund in relation to the index under the supervision of the Board of Trustees. The Fund intends to actively rebalance its portfolio to achieve high correlation of performance with the S&P 500. To reduce transaction costs and minimize shareholders' current capital gains liability, the Fund's investment portfolio will not be automatically rebalanced to reflect changes in the S&P 500. In the unlikely event that a high correlation is not achieved, the Board of Trustees will take appropriate steps based on the reasons for the lower than expected correlation.

     THE INDEXING APPROACH

          The Fund is not managed in a traditional sense, that is, by making discretionary judgments based on analysis of economic, financial and market conditions. Under ordinary circumstances, stocks will only be eliminated from or added to the Fund to reflect additions to or deletions from the S&P 500 (including mergers or changes in the composition of the index), to raise cash to meet withdrawals, or to invest cash contributions. Accordingly, sales may result in losses that may not have been realized if the Fund were actively managed and purchases may be made that would not have been made if the Fund were actively managed. Adverse events, such as reported losses, dividend cuts or omissions, legal proceedings and defaults will not normally result in the sale of a common stock. The Fund will remain substantially fully invested in common stocks and equity derivative instruments whether stock prices are rising or falling.

          The Adviser believes that the indexing approach should involve less portfolio turnover, notwithstanding periodic additions to and deletions from the S&P 500, and thus lower brokerage costs, transfer taxes and operating expenses, than in more traditionally managed funds, although there is no assurance that this will be the case. The costs and other expenses incurred in securities transactions, apart from any difference between the investment results of the Fund and those of the S&P 500, may cause the return of the Fund to be lower than the return of the index.

          The inclusion of a security in the S&P 500 in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is not a sponsor of, or in any way affiliated with, the Fund.

          The common stock of National City Corporation, the parent company of the Adviser, is included in the S&P 500. Like the other stocks in the S&P 500, the Fund will invest in the common stock of National City Corporation in approximately the same proportion as the percentage National City Corporation common stock represents in the S&P 500. As of May 31, 1999, National City Corporation common stock represented 1.7% of the index.

ARMADA EQUITY INCOME FUND

          Under normal conditions, at least 80% of the value of the Fund's total assets will be invested in income-producing common stocks and securities convertible into common stocks assigned a rating of Ba/BB or higher by Moody's, S&P, Fitch or Duff. The Fund's Adviser will generally attempt to select securities that provide a higher yield than that of the general market and will generally dispose of securities whose yields approach a market yield or that otherwise fail to satisfy investment criteria.

ARMADA BALANCED ALLOCATION FUND

          The Fund may invest in any type or class of security. Under normal market conditions the Fund invests in common stocks, fixed income securities, securities convertible into common stocks (i.e., warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed income securities, options and rights) and cash equivalent securities. The Fund intends to invest 45% to 65% of its net assets in common stocks and securities convertible into common stocks, 25% to 55% of its net assets in fixed income securities and up to 30% of its net assets in cash and cash equivalents. Of these investments, no more than 20% of the Fund's total assets will be invested in foreign securities.

          The Fund holds common stocks primarily for the purpose of providing long-term growth of capital. When selecting stocks for the Fund, the Adviser will consider primarily their potential for long-term capital appreciation. The Fund intends to invest predominantly in those companies which are growth-oriented and have exhibited consistent, above-average growth in revenues and earnings. The Fund will invest in the common and preferred stocks of companies with a market capitalization of at least $100 million and which are traded either in established over-the-counter markets or on national exchanges.

          The Fund invests the fixed income portion of its portfolio of investments in a broad range of investment grade debt securities which are rated at the time of purchase within the four highest rating categories assigned by Moody's, S&P, Fitch or Duff (defined under "Ratings Criteria" below). These fixed income securities will consist of bonds, debentures, notes, zero coupon securities, asset-backed securities, state, municipal and industrial revenue bonds, obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, high quality commercial paper, bankers' acceptances and variable amount master demand notes. In addition, a portion of the Fund's assets may be invested from time to time in first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by the U.S. government or its agencies or instrumentalities. Some fixed income securities may have warrants or options attached.

ARMADA TOTAL RETURN ADVANTAGE FUND

          The Fund will normally invest at least 80% of the value of its total assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of four to twelve years.

          Although the Total Return Advantage Fund normally invests substantially all of its assets in investment grade debt securities, it may invest up to 15% of its net assets in non-rated securities and securities rated below investment grade (commonly referred to as "junk bonds"). For a discussion of risk factors relating to such securities, see "Risks Related to Lower Rated Securities Which May Be Purchased by the Total Return Advantage Fund." See "Additional Information about Portfolio Instruments - Risks Related to Lower Rated Securities Which May Be Purchased by the Total Return Advantage Fund."

ARMADA BOND FUND

          The Fund seeks to achieve this objective by investing at least 80% of its total assets in investment grade fixed-income securities. The Fund uses the Lehman Aggregate Bond

Index ("Lehman Aggregate") as its performance benchmark. The average maturity of the Fund will be from four to twelve years.

ARMADA INTERMEDIATE BOND FUND

          The Fund normally invests at least 80% of the value of its total assets in debt securities of all types, although up to 20% of the value of its total assets may be invested in preferred stocks and other investments. Under normal market conditions, the Fund maintains an average dollar-weighted portfolio maturity of two to ten years. The Fund uses the Lehman Intermediate Government/Corporate Bond Index as its performance benchmark.

ARMADA GNMA FUND

          The Fund seeks to achieve this objective by investing primarily (at least 80% of its total assets under normal conditions) in mortgage pass-through securities guaranteed by the Government National Mortgage Association (GNMA). Any remaining assets may consist of other investment grade fixed income securities. GNMA was established as an instrumentality of the U.S. government to supervise and finance certain types of activities. Under normal market conditions, the estimated average life of the GNMA Fund's holdings of mortgage pass-through and mortgage-backed securities will range between 2 and 10 years. The Fund employs the Lehman GNMA Index as its performance benchmark.

ARMADA ENHANCED INCOME FUND

          The Fund will normally invest at least 80% of the value of its total assets in investment grade debt securities of all types. However, up to 20% of the value of its total assets may be invested in preferred stocks and other investments. In making investment decisions, the Fund's adviser will focus on a number of factors, including yield to maturity, maturity, quality and the outlook for specific issuers and market sectors. Under normal market conditions, the Fund intends to maintain an average dollar-weighted portfolio maturity for its debt securities of from 1 to 5 years. The two components of total rate of return are current income and change in the value of portfolio securities. The Merrill Lynch 1-3 Year Treasury Index is composed of Treasury Securities that mature in one to three years. The average dollar-weighted maturity of the Index is generally from 2-1/2 to 3 years. The Index is unmanaged, and its total rate of return does not reflect the expenses that a mutual fund normally incurs. The Fund's objective refers to a return after deduction of Fund expenses.

ARMADA OHIO TAX EXEMPT BOND FUND

          The Fund seeks to achieve its objective by investing substantially all of its assets in a portfolio of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which, in the opinion of counsel issued on the date of the issuance thereof, is exempt from regular federal income tax (Municipal Securities).

          Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote" below). In addition, under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Municipal Securities issued by or on behalf of the State of Ohio, political subdivisions thereof, or agencies or instrumentalities of the State or its political subdivisions (Ohio Municipal Securities). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. See "Additional Tax Information Concerning the Ohio Tax Exempt Bond Fund."

ARMADA PENNSYLVANIA MUNICIPAL BOND FUND

          The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, obligations of the United States, including territories and possessions of the United States, the income from which is, in the opinion of counsel, exempt from regular federal income tax and Pennsylvania state income tax imposed upon non-corporate taxpayers, and securities of money market investment companies that invest primarily in such securities (Pennsylvania Municipal Securities).

          Under normal market conditions, the Fund will be fully invested in Pennsylvania Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote"). Dividends paid by the Fund which are derived from interest properly attributable to Pennsylvania Municipal Securities will be exempt from regular federal income tax and Pennsylvania personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Pennsylvania personal income tax. See "Additional Tax Information concerning the Pennsylvania Municipal Bond Fund").

ARMADA NATIONAL TAX EXEMPT BOND FUND

          Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote").

     ARMADA OHIO TAX EXEMPT BOND, PENNSYLVANIA MUNICIPAL BOND AND NATIONAL TAX EXEMPT BOND FUNDS

          Although each Fund's average weighted maturity will vary in light of current market and economic conditions, the comparative yields on instruments with different maturities, and other factors, the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond and National Tax Exempt Bond Funds anticipate that they will maintain a dollar-weighted average portfolio maturity of two to ten years.

          For temporary defensive or liquidity purposes when, in the opinion of the Funds' adviser, Ohio Municipal Securities or Pennsylvania Municipal Securities of sufficient quality, as the case may be, are not readily available, the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds may invest up to 100% of their assets in other Municipal Securities and in taxable securities.

          All Funds may hold up to 100% of their assets in uninvested cash reserves, pending investment, during temporary defensive periods; however, uninvested cash reserves will not earn income.

          Each Fund may invest in other investments as described below under "Other Investment Policies" including stand-by commitments, variable and floating rate obligations, certificates of participation, other investment companies, illiquid securities, Taxable Money Market Instruments (as defined below), zero coupon obligations and repurchase agreements and engage in when-issued transactions.

     SPECIAL RISK CONSIDERATIONS
     ARMADA OHIO TAX EXEMPT BOND, PENNSYLVANIA MUNICIPAL BOND, NATIONAL TAX EXEMPT BOND FUNDS

          The Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds are classified as non-diversified under the 1940 Act. Investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number held in a diversified portfolio. Consequently, the change in value of any one security may affect the overall value of a non-diversified portfolio more than it would a diversified portfolio, and thereby subject the market-based net asset value per share of the non-diversified portfolio to greater fluctuations. In addition, a non-diversified portfolio may be more susceptible to economic, political and regulatory developments than a diversified investment portfolio with similar objectives may be.

          Although (i) all of the Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, (ii) the Ohio Tax Exempt Bond and National Tax Exempt Bond Funds may invest up to 20% of their respective total assets in private activity bonds (described below) and taxable investments,
(iii) the Pennsylvania Municipal Bond Fund may invest up to 100% of its total assets in Pennsylvania private activity bonds and (iv) the National Tax Exempt Bond Fund Bond may invest 25% or more of its net assets in Municipal Securities whose issues are in the same state, the Funds do not presently intend to do so unless, in the opinion of the adviser, the investment is warranted. To the extent that a Fund's assets are invested in such investments, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such projects and private activity bonds to a greater extent than it would be if its assets were not so invested.

          See "Municipal Securities"," "Special Considerations Regarding Investment in Ohio Municipal Securities," and "Special Considerations Regarding Investment in Pennsylvania Municipal Securities" below.

ARMADA OHIO MUNICIPAL MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities (defined below) issued by or on behalf of the State of Ohio, political subdivisions thereof or agencies or instrumentalities of the State or its political subdivisions (Ohio Municipal Securities).

          Under normal market conditions, at least 80% of the value of the Fund's total assets will be invested in Ohio Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares (as defined under "Shareholder Vote"). Dividends paid by the Fund which are derived from interest properly attributable to Ohio Municipal Securities will be exempt from regular federal income tax and Ohio personal income tax. Dividends derived from interest on Municipal Securities of other governmental issuers will be exempt from regular federal income tax but may be subject to Ohio personal income tax. The Fund may invest up to 100% of its assets in Municipal Securities known as private activity bonds (described below) the interest on which is an item of tax preference for purposes of the federal alternative minimum tax ("AMT Paper"). The Fund may also invest up to 100% of its assets in non-Ohio Municipal Securities and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Ohio Municipal Securities of sufficient quality are unavailable.

          The Ohio Municipal Money Market Fund is concentrated in securities issued by the State of Ohio or entities within the State of Ohio, and therefore, investment in the Fund may be riskier than an investment in other types of money market funds.


          See "Special Risk Considerations of the Ohio Municipal Money Market Fund" below.


ARMADA PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing substantially all of its assets in Municipal Securities defined below issued by or on behalf of the Commonwealth of Pennsylvania and its political subdivisions and financing authorities, and obligations of the United States, including territories and possessions of the United States, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax and Pennsylvania income tax imposed upon non-corporate taxpayers (Pennsylvania Municipal Securities).

          As a matter of fundamental policy, the Fund invests its assets so that at least 80% of its annual interest income is not only exempt from regular federal income tax and Pennsylvania personal income taxes, but is not considered a preference item for purposes of the federal alternative minimum tax. However, the Fund may invest up to 100% of its assets in non-Pennsylvania Municipal Securities and in taxable securities, during temporary defensive periods when, in the opinion of the Adviser, Pennsylvania Municipal Securities of sufficient quality are unavailable.

          The Pennsylvania Tax Exempt Money Market Fund is concentrated in securities issued by the Commonwealth of Pennsylvania or entities within the Commonwealth of Pennsylvania, and therefore, investment in the Fund may be riskier than an investment in other types of money market funds.

          See "Special Risk Considerations of the Pennsylvania Tax Exempt Money Market Fund" below.

ARMADA TAX EXEMPT MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing substantially all of its assets in a diversified fund of obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax ("Municipal Securities").

          Under normal market conditions, at least 80% of the value of the Tax Exempt Money Market Fund's total assets will be invested in Municipal Securities. This policy is fundamental and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

          See "Special Risk Considerations of the Tax Exempt Money Market Fund."

     SPECIAL RISK CONSIDERATIONS -- OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET AND THE TAX EXEMPT MONEY MARKET FUNDS

          Although the Tax Exempt Money Market Fund may invest 25% or more of its net assets in Municipal Securities whose issuers are in the same state and the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest 25% or more of their respective net assets in Municipal Securities the interest on which is paid solely from revenues of similar projects, the Funds do not presently intend to do so unless in the opinion of the Adviser the investment is warranted. The Ohio Municipal Money Market Fund may invest up to 100% of its assets in private activity bonds. In addition, although the Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest up to 20% of their respective total assets in private activity bonds (described below) and taxable investments, these Funds do not currently intend to do so unless in the opinion of the Adviser the investment is warranted. To the extent that a Fund's assets are invested in Municipal Securities that are payable from the revenues of similar projects or are issued by issuers located in the same state or are invested in private activity bonds, the Fund will be subject to the peculiar risks presented by the laws and economic conditions relating to such states, projects and bonds to a greater extent than it would be if its assets were not so invested.

ARMADA MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing in "money market" instruments such as certificates of deposit and other obligations issued by domestic and foreign banks, and commercial paper (including variable and floating rate instruments) rated high quality by an unaffiliated Rating Agency, or determined to be of comparable quality by the Adviser. The Money Market Fund may also invest in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers.

ARMADA GOVERNMENT MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing in obligations issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements issued by financial institutions such as banks and broker-dealers. The Fund is currently rated by S&P.

ARMADA TREASURY MONEY MARKET FUND

          The Fund seeks to achieve its objective by investing exclusively in direct obligations of the U.S. Treasury, such as Treasury bills and notes, and investment companies that invest exclusively in such obligations. The Fund is currently rated by S&P.

ARMADA MID CAP GROWTH FUND

          Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Adviser to be characterized by sound management and the ability to finance expected long-term growth. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies with market capitalizations comparable to companies in the Russell Mid Cap Growth Index. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. government or, its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

          Subject to the foregoing policies, the Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments, and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, Canadian commercial paper and in U.S. dollar-denominated commercial paper of a foreign issuer.

          The Fund anticipates investing in growth-oriented, medium-sized companies. Medium-sized companies are considered to be those with a market capitalization comparable to companies in the Russell Mid Cap Growth Index. Investments will be in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Primary holdings of the Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

          Consistent with the foregoing, the Fund will focus its investments in those companies and types of companies that the Adviser believes will enable the Fund to achieve its investment objective.

ARMADA LARGE CAP ULTRA FUND

          Under normal market conditions, the Large Cap Ultra Fund will invest at least 80% of the value of its total assets in common stocks and securities convertible into common stocks of companies believed by the Investment Adviser to be characterized by sound management and the ability to finance expected long-term growth and with market capitalizations comparable to companies in the Standard & Poor's Barra Growth Index. The Large Cap Ultra Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, units of real estate investment trusts, warrants, and short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations. The Large Cap Ultra Fund may also hold securities of other investment companies and depository or custodial receipts representing beneficial interests in any of the foregoing securities.

          Subject to the foregoing policies, the Large Cap Ultra Fund may also invest up to 25% of its net assets in foreign securities either directly or through the purchase of American depository receipts ("ADRs") or European depository receipts ("EDRs") and may also invest in securities issued by foreign branches of U.S. banks and foreign banks, CCP, and in U.S. dollar-denominated commercial paper of a foreign issuer.

          The Large Cap Ultra Fund anticipates investing in growth-oriented companies with large market capitalization, defined as capitalization comparable to companies in the Standard & Poor's Barra Growth Index. The Large Cap Ultra Fund will invest in companies that have typically exhibited consistent, above-average growth in revenues and earnings, strong management, and sound and improving financial fundamentals. Often, these companies are market or industry leaders, have excellent products and/or services, and exhibit the potential for growth. Core holdings of the Large Cap Ultra Fund are in companies that participate in long-term growth industries, although these will be supplemented by holdings in non-growth industries that exhibit the desired characteristics.

          Consistent with the foregoing, the Large Cap Ultra Fund will focus its investments in those companies and types of companies that the Investment Adviser believes will enable such Fund to achieve its investment objective.

ARMADA U.S. GOVERNMENT INCOME FUND

          Under normal market conditions, the Fund will invest at least 65% of its total assets in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, although up to 35% of the value of its total assets may be invested in debt securities and preferred stocks of non-governmental issuers. Consistent with the foregoing, under current market conditions, the Fund intends to invest up to 80% of the value of its total assets in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The Fund also may invest up to 35% of its total assets in mortgage-related securities issued by non-Governmental entities and in other securities described below. The Fund anticipates that it will acquire securities with average remaining maturities of 2 to 10 years.

          The types of U.S. government obligations, including mortgage-related securities, invested in by the Fund will include obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury, such as Treasury bills, notes and bonds, Stripped Treasury Obligations and government securities.

          The Fund may also hold short-term obligations (with maturities of 12 months or less) consisting of domestic and foreign commercial paper (including variable amount master demand notes), rated at the time of purchase within the top two rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality, bankers' acceptances, certificates of deposit and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase and reverse repurchase agreements. The Fund may also invest in corporate debt securities which are rated at the time of purchase within the top four rating categories assigned by a Rating Agency or, if unrated, which the Adviser deems present attractive opportunities and are of comparable quality.

ARMADA MICHIGAN MUNICIPAL BOND FUND

          Under normal market conditions and as a fundamental policy, at least 80% of the net assets of the Michigan Municipal Bond Fund will be invested in a portfolio of securities exempt from Michigan State taxes. The Fund may invest up to 20% of its assets in private activity bonds which may be treated as a special tax preference item under the federal alternative minimum tax.

          "Michigan Municipal Securities" include debt obligations, consisting of notes, bonds and commercial paper, issued by or on behalf of the State of Michigan, its political subdivisions, municipalities and public authorities, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax and Michigan state income taxes (but may be treated as a preference item for individuals for purposes of the federal alternative minimum tax) and debt obligations issued by the government of Puerto Rico, the U.S. territories and possessions of Guam, the U.S. Virgin Islands or such other governmental entities whose debt obligations, either by law or treaty, generate interest income which is exempt from federal and Michigan state income taxes.

          Under normal market conditions, at least 65% of the net assets of the Fund will be invested in Michigan Municipal Securities consisting of bonds and notes with remaining maturities at the time of purchase of one year or more. Quality is the primary consideration in selecting Michigan Municipal Securities for investment by the Fund.

          The Fund intends that, under normal market conditions, it will be invested in long-term Michigan Municipal Securities and that the average weighted maturity of such investments will be 2 to 10 years, although the Fund may invest in Michigan Municipal Securities of any maturity and the Adviser may extend or shorten the average weighted maturity of its portfolio depending upon anticipated changes in interest rates or other relevant market factors. In addition, the average weighted rating of the Fund's portfolio may vary depending upon the availability of suitable Michigan Municipal Securities or other relevant market factors.

          The Fund invests in Michigan Municipal Securities which are rated at the time of purchase within the four highest rating categories assigned by a Rating Agency or, in the case of notes, tax-exempt commercial paper or variable rate demand obligations, rated within the two highest rating categories assigned by a Rating Agency. The Fund may also purchase Michigan Municipal Securities which are unrated at the time of purchase but are determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Trust's Board of Trustees. The applicable Michigan Municipal Securities ratings are described in Appendix A.

          Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. The Fund will not treat these bonds as "Michigan Municipal Securities" for purposes of measuring compliance with the 80% and 65% tests described above. To the extent the Fund invests in these bonds, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from these bonds.

          The Fund may invest in taxable obligations if, for example, suitable tax-exempt obligations are unavailable or if acquisition of U.S. government or other taxable securities is deemed appropriate for temporary defensive purposes as determined by the Adviser to be warranted due to market conditions. Such taxable obligations consist of government securities, certificates of deposit, time deposits and bankers' acceptances of selected banks, commercial paper meeting the Fund's quality standards for tax-exempt commercial paper (as described above), and such taxable obligations as may be subject to repurchase agreements. These obligations are described further in the Statement of Additional Information. Under such circumstances and during the period of such investment, the Fund may not achieve its stated investment objective.

          Because the Fund invests primarily in securities issued by the State of Michigan and its political subdivisions, municipalities and public authorities, the Fund's performance is closely tied to the general economic conditions within the State as a whole and to the economic conditions within particular industries and geographic areas represented or located within the State. However, the Fund attempts to diversify, to the extent the Adviser deems appropriate, among issuers and geographic areas in the State of Michigan.

          The Fund is classified as a "non-diversified" investment company, which means that the amount of assets of the Fund that may be invested in the securities of a single issuer is not limited by the 1940 Act. Nevertheless, the Fund intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). The Code requires that, at the end of each quarter of a fund's taxable year, (i) at least 50% of the market value of its total assets be invested in cash, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies). Since a relatively high percentage of the Fund's assets may be invested in the obligations of a limited number of issuers, some of which may be within the same economic sector, the Fund's portfolio securities may be more susceptible to any single economic, political or regulatory occurrence than the portfolio securities of a diversified investment company.

          See "Special Considerations Regarding Investment in Michigan Municipal Securities" below.

ARMADA TREASURY PLUS MONEY MARKET FUND

          The Fund will only purchase "eligible securities" that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include (i) U.S. government obligations, (ii) securities that are rated (at the time of purchase) by nationally recognized statistical rating organizations ("Rating Agencies") in the two highest rating categories for such securities, and (iii) certain securities that are not so rated but are of comparable quality to rated securities as determined by the Adviser. A description of ratings is also contained in the Statement of Additional Information.

          The Fund's assets have remaining maturities of 397 calendar days or less (except for certain variable and floating rate instruments and securities underlying certain repurchase agreements) as defined by the SEC, and the Fund's dollar-weighted average portfolio maturity may not exceed 90 days.

     RATINGS CRITERIA

          The Balanced Allocation and Michigan Municipal Bonds Fund may invest in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), Fitch (AAA, AA, A and BBB) or Duff (AAA, AA, A and
BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or Duff) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

          In the event that, subsequent to its purchase by a Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the Adviser will consider whether the Fund should continue to hold the security. The Adviser expects, however, to sell promptly any securities that are non-investment grade as a result of such events that exceed 5% of a Fund's net assets where the Adviser has determined that such sale is in the best interest of the particular Fund.

SHAREHOLDER VOTE

          As used in this prospectus, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shows of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS

ELIGIBLE SECURITIES

          The Money Market Funds may purchase "eligible securities" that present minimal credit risks as determined by the Adviser pursuant to guidelines established by the Trust's Board of Trustees. Eligible securities generally include: (1) securities that are rated by two or more Rating Agencies (or the only Rating Agency which has issued a rating) in one of the two highest rating categories for short term debt securities; (2) securities that have no short term rating, if the issuer has other outstanding short term obligations that are comparable in priority and security as determined by the Adviser ("Comparable Obligations") and that have been rated in accordance with (1) above; (3) securities that have no short term rating, but are determined to be of comparable quality to a security satisfying (1) or (2) above, and the issuer does not have Comparable Obligations rated by a Rating Agency; and (4) securities with credit supports that meet specified rating criteria similar to the foregoing and other criteria in accordance with applicable Securities and Exchange Commission ("SEC") regulations. Securities issued by a money market fund and securities issued by the U.S. Government may constitute eligible securities if permitted under applicable SEC regulations and Trust procedures. The Board of Trustees will approve or ratify any purchases by the Money Market Funds of securities that are rated by only one Rating Agency or that qualify under (3) above as long as required by applicable regulations or Trust procedures.

VARIABLE AND FLOATING RATE INSTRUMENTS

          Each Fund (other than the Equity Index, Treasury Money Market and Treasury Plus Money Market Funds) may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

          The Funds may purchase variable rate and floating rate obligations as described in the Prospectus. The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

          Variable and floating rate obligations held by a Fund may have maturities of more than 397 days, provided: (a) (i) the Fund is entitled to payment of principal and accrued interest upon not more than 30 days' notice or at specified intervals not exceeding one year (upon not more than 30 days' notice) and (ii) the rate of interest on such instrument is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year, or (b) if the obligation is an asset-backed security, and if permitted under Trust procedures and applicable regulations, the security has a feature permitting the holder unconditionally to receive principal and interest within 13 months of making demand.

GUARANTEED INVESTMENT CONTRACTS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds and the Money Market Funds may make limited investments in "GICs" issued by U.S. insurance companies. When investing in "GICs" a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when its Adviser or Sub-Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. For the Money Market Fund, the Fund's investments in GICs will not exceed 10% of the Fund's net assets. In addition, because each Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15%, 10% in the case of the Money Market Fund of the Fund's net assets.

          The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

BANK OBLIGATIONS AND COMMERCIAL PAPER

          The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market, Mid Cap Growth and Michigan Municipal Bond Funds may invest in bank obligations. Bank obligations include bankers' acceptances generally having a maturity of six months or less and negotiable certificates of deposit. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. For purposes of the Money Market Fund's investment policy with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches.

          Investments by the Ohio Municipal, Pennsylvania Tax Exempt Fund, Mid Cap Growth and Michigan Tax Exempt Bond Funds in commercial paper and other short term promissory notes issued by corporations, municipalities and other entities (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch, "Duff 2" or better by Duff, or if not rated, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Mid Cap Growth Fund may invest in Canadian commercial paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation.

REPURCHASE AGREEMENTS

          Securities held by the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Equity Index, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Money Market, Government Money Market, Treasury Plus Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser or Sub Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

          With respect to the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market and Treasury Plus Money Market Funds, although the securities subject to repurchase agreements may bear maturities exceeding 397 days, the Funds presently intend to enter only into repurchase agreements which terminate within seven days after notice by the Funds. If a Fund were to enter into repurchase agreements which provide for a notice period greater than seven days in the future, the Fund would do so only if such investment, together with other illiquid securities, did not exceed 10% of the Fund's net assets.

REVERSE REPURCHASE AGREEMENTS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Money Market, Government Money Market, Mid Cap Growth Funds may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Whenever the Ohio Municipal Money Market, Pennsylvania Tax-Exempt Money Market, Money Market and Government Money Market Funds enter into a reverse repurchase agreement as described in the Prospectus, it will place in a segregated custodial account liquid assets at least equal to the repurchase price marked to market daily (including accrued interest) and will subsequently monitor the account to ensure such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Money Market, Government Money Market, Treasury Plus Money Market, Mid Cap Growth and U.S. Government Income Funds may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser or Sub-adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which its Adviser or Sub-adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

          A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds will not invest more than 15% of their respective net assets in securities that are illiquid. The Money Market Funds will not knowingly invest more than 10% of the value of their respective net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

          Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the

1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Fund's Adviser or Sub-adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

TAXABLE MONEY MARKET INSTRUMENTS

          The Ohio Tax Exempt Bond, Pennsylvania Municipal, National Tax Exempt Bond and Michigan Municipal Bond Funds may invest, from time to time, a portion of its assets for temporary defensive or liquidity purposes in short-term money market instruments, the income from which is subject to federal income tax ("Taxable Money Market Instruments"). Taxable Money Market Instruments may include: obligations of the U.S. government and its agencies and instrumentalities; debt securities (including commercial paper) of issuers having, at the time of purchase, a quality rating within the highest rating category of S&P, Fitch, Duff, or Moody's; certificates of deposit; bankers' acceptances; and repurchase agreements with respect to such obligations.

FOREIGN SECURITIES AND CURRENCIES

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation and Mid Cap Growth Funds may invest up to 20% (100% in the case of the International Equity Fund) of its total assets at the time of purchase in securities issued by foreign entities and ADRs, EDRs and GDRs (defined below).

          The Total Return Advantage, Intermediate Bond, Enhanced Income and U.S. Government Income Funds may also invest in securities issued by foreign issuers either directly or indirectly through investments in American, European or Global Depository Receipts (see "American, European and Global Depository Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

          Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

          With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

          Since the Funds will invest substantially in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

          The conversion of the eleven member states of the European Union to a common currency, the "euro," is scheduled to occur on January 1, 1999. As a result of the conversion, securities issued by the member states will be subject to certain risks, including competitive implications of increased price transparency of European Union markets (including labor markets) resulting from adoption of a common currency and issuers' plans for pricing their own products and services in euro; an issuer's ability to make any required information technology updates on a timely basis, and costs associated with the conversion (including costs of dual currency operations through January 1, 2002); currency exchange rate risk and derivatives exposure (including the disappearance of price sources, such as certain interest rate indices) and continuity of material contracts and potential tax consequences. Other risks include whether the payment and operational systems of banks and other financial institutions will be ready by the scheduled launch date; the creation of suitable clearing and settlement payment systems for the new currency; the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax and labor regimes of participating European countries will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the possible admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro.

          These or other factors, including political and economic risks, could cause market disruptions before or after the introduction of the euro, and could adversely affect the value of securities and foreign currencies held by the Funds. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

          The expense ratio of a Fund can be expected to be higher than that of funds investing in domestic securities. The costs of investing abroad are generally higher for several reasons, including the cost of investment research, increased costs of custody for foreign securities, higher commissions paid for comparable transactions involving foreign securities, and costs arising from delays in settlements of transactions involving foreign securities.

          Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

          The Funds may invest in ADRs. Some of the Funds may also invest in SPDRs, EDRs, GDRs and other similar global instruments. The Mid Cap Growth Fund may also invest in MidCap SPDRs. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. SPDRs are receipts designed to replicate the performance of the S&P
500. MidCap SPDRs represent ownership in the MidCap SPDR Trust, a unit investment trust which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P MidCap 400 Index. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

          The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

          The International Equity, Balanced Allocation, Mid Cap Growth and U.S. Government Income Funds may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's or Sub-Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government.

FOREIGN CURRENCY TRANSACTIONS

          In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the International Equity, Equity Income, Balanced Allocation, Total Return Advantage, Enhanced Income, Mid

Cap Growth and U.S. Government Income Funds are authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Funds to establish a rate of exchange for a future point in time.

          When entering into a contract for the purchase or sale of a security, these Funds may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

          When the Adviser or Sub-Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

          A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the International Equity, Equity Income, Balanced Allocation, Total Return Advantage and Enhanced Income Funds' assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Funds. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Funds to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

          The International Equity, Equity Income, Balanced Allocation, Total Return Advantage and Enhanced Income Funds may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES

          The Equity Growth, Balanced Allocation and Mid Cap Growth Funds may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

          In selecting convertible securities, the Adviser or Sub-Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser or Sub-Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS

          The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and the Money Market Funds may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

          The Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

          The Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds' appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

          The Balanced Allocation, Total Return Advantage, Intermediate Bond, and Enhanced Income Funds invest only in investment grade debt securities which are rated at the time of purchase within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB), Fitch (AAA, AA, A and BBB), or Duff (AAA, AA, A and BBB) or, if unrated, which are determined by the Fund's adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P, Fitch or Duff or IBCA) may have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

          In the event that subsequent to its purchase by the Fund, a rated security ceases to be rated or its rating is reduced below investment grade, the adviser will consider whether the Fund should continue to hold the security. The adviser expects, however, to sell promptly any securities that are non-investment grade as a result of such events that exceed 5% of the Fund's net assets where the adviser has determined that such sale is in the best interest of the Fund.

RISKS RELATED TO LOWER RATED SECURITIES WHICH MAY BE PURCHASED BY THE TOTAL RETURN ADVANTAGE FUND

          While any investment carries some risk, certain risks associated with lower rated securities (commonly referred to as "junk bonds") are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Total Return Advantage Fund's net asset value per share.

          In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by the Total Return Advantage Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

          The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

          If an issuer of a security held by the Total Return Advantage Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

          In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, the Total Return Advantage Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

          Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by the Total Return Advantage Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

          The ratings of Moody's, S&P, Fitch and Duff evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Sub-adviser performs its own analysis of the issuers of lower rated securities purchased by the Fund. Because of this, the Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

          The Sub-adviser continuously monitors the issuers of lower rated securities held by the Total Return Advantage Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

WARRANTS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation and Mid Cap Growth Funds may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income and Mid Cap Growth Funds may invest in stock index futures contracts and options of futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase. The Balanced Allocation Fund may invest in stock index, interest rate, bond index and foreign currency futures contracts and options on these futures contracts. The Total Return Advantage, Bond and Enhanced Income Funds may invest in interest rate and Bond index futures contracts and options on futures contracts and the Bond and GNMA Funds may invest in futures contracts on U.S. Treasury Obligations in order to offset an expected decrease in the value of their respective portfolios that might otherwise result from a market decline. The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index and Equity Income Funds may invest in stock index futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The International Equity Fund may also invest in foreign current futures contract and options in anticipation of changes in currency exchange rates. The U.S. Government Income Fund may invest in futures contracts on U.S. Treasury obligations. A Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. Each of these Funds may invest in the instruments described either to hedge the value of their respective portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, each of these Funds may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

          Futures contracts obligate a Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by a Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities a Fund intends to purchase.

          Each of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, GNMA, Enhanced Income, Mid Cap Growth and U.S. Government Income Funds intend to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." A Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, a Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with a Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Enhanced Income, Mid Cap Growth and U.S. Government Income Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, a Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of a Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

          The Funds may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of a Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

          A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

          Each Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, a Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by a Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. A Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by a Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

          In addition, each Fund may write covered call and secured put options. A covered call option means that a Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that a Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

          The aggregate value of the securities subject to options written by a Fund will not exceed 25% of the value of its net assets. In order to close out an option position prior to maturity, a Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

          Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, a Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of a Fund. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

     RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

          To the extent the Total Return Advantage, Bond, GNMA and Enhanced Income Funds are engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities in their funds that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Funds varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Funds may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect a Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by the Funds also are subject to the Adviser's or Sub-adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Funds have hedged against the possibility of a decline in the market adversely affecting the value of securities held in their funds and prices increase instead, the Funds will lose part or all of the benefit of the increased value of securities which they have hedged because they will have offsetting losses in their futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

          Although the Total Return Advantage, Bond, GNMA and Enhanced Income Funds intend to enter into futures contracts and the Total Return Advantage and Enhanced Income Funds into options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Funds to substantial losses. If it is not possible, or a Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

          The primary risks associated with the use of futures contracts and options are:

          1. the imperfect correlation between the change in market value of the securities held by a Fund and the price of the futures contract or option;


          2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


          3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and


          4. the Adviser's or Sub-adviser's, in the case of the Total Return Advantage Fund, ability to predict correctly the direction of securities prices, interest rates and other economic factors.


MORTGAGE-BACKED SECURITIES

          The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income and U.S. Government Income Funds may purchase securities that are secured or backed by mortgages and are issued by entities such as Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits.

          Mortgage-backed securities represent an ownership interest in a pool of mortgages, the interest and principal payments on which may be guaranteed by an agency or instrumentality of the U.S. government, although not necessarily by the U.S. government itself. Mortgage-backed securities include CMOs and mortgage pass-through certificates.

          Mortgage pass-through certificates, which represent interests in pools of mortgage loans, provide the holder with a pro rata interest in the underlying mortgages. One type of such certificate in which the Fund may invest is a GNMA Certificate which is backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Another type is a FNMA Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. government. Another type is a FHLMC Participation Certificate which is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security it is not guaranteed by the full faith and credit of the U.S. government. Privately issued mortgage backed securities will carry an investment grade rating at the time of purchase by S&P or by Moody's or, if unrated, will be in the adviser's opinion equivalent in credit quality to such rating. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.

          The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed securities will be based on estimates of average life.

          Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

          These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for Mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

DOLLAR ROLLS

          The Balanced Allocation, U.S. Government Income and Michigan Municipal Bond Funds may invest in reverse repurchase agreements in the form of Dollar Rolls. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time a Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES

          The Tax Managed Equity, Balanced Allocation, GNMA, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

ASSET-BACKED SECURITIES

          As described in the Prospectus, the Balanced Allocation, Total Return Advantage and the Fixed Income Funds may purchase asset-backed securities, which are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations (CMOs) issued by private companies.

          In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

          Each Fund may invest in securities the timely payment of principal and interest on which are guaranteed by the GNMA a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular GNMA pool. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. The scheduled monthly interest and principal payments relating to mortgages in the pool are "passed through" to investors. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

          There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by the FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE AND TOTAL RETURN SWAPS

          The Balanced Allocation, Total Return Advantage, GNMA, Enhanced Income and U.S. Government Income Funds may enter into interest rate swaps for hedging purposes and not for speculation. The Balance Allocation Fund may also use total return swaps for the same purposes. Fund will typically use interest rate or total return swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

          The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. A Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated, with respect to the Enhanced Income and Total Return Advantage Funds, either "A" or "A-1" or better by S&P, Duff or Fitch, or "A" or "P-1" or better by Moody's or, with respect to the GNMA Fund, the claims paying ability of the other party is deemed creditworthy and any such obligation the GNMA Fund may have under such an arrangement will be covered by setting aside liquid high grade securities in a segregated account.

          The Balanced Allocation, Total Return Advantage, GNMA, and Enhanced Income Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Funds and their respective Adviser or Sub-adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

          If there is a default by the other party to a swap transaction, the Fund involved will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS

          The Ohio Tax-Exempt Funds, U.S. Government Income and Michigan Municipal Bond Funds may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

          The Balanced Allocation, Total Return Advantage, Intermediate Bond, and Enhanced Income Funds may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

          Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

CERTIFICATES OF PARTICIPATION

          The Michigan Municipal Bond Fund may purchase Michigan Municipal Securities in the form of "certificates of participation" which represent undivided proportional interests in lease payments by a governmental or nonprofit entity. The Tax-Exempt Funds may also purchase certificates of participation. The municipal leases underlying the certificates of participation in which the Fund invests will be subject to the same quality rating standards applicable to Municipal Securities. Certificates of participation may be purchased from a bank, broker-dealer or other financial institution. The lease payments and other rights under the lease provide for and secure the payments on the certificates.

          Lease obligations may be limited by law, municipal charter or the duration or nature of the appropriation for the lease and may be subject to periodic appropriation. In particular, lease obligations, may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default; in such event, the trustee would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In addition, certificates of participation are less liquid than other bonds because there is a limited secondary trading market for such obligations.

WHEN-ISSUED SECURITIES

The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Mid Cap Growth and U.S. Government Income Funds may purchase securities (Municipal Securities in the case of the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond, National Tax Exempt Bond and Michigan Municipal Funds) on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Funds do not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive. One form of when-issued or delayed delivery security that the GNMA and Bond Funds may purchase is a "to be announced" (TBA) mortgage-backed security. A TBA transaction arises when a mortgage-backed security, such as a GNMA pass-through security, is purchased or sold with the specific pools that will constitute that GNMA pass-through security to be announced on a future settlement date.

          When a Fund agrees to purchase when-issued securities, the custodian sets aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

          When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. A Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, and U.S. Government Income Funds may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less, 12 months in the case of the U.S. Government Income Fund) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and (GICs). The Equity Index Fund cannot invest in foreign commercial paper and GICs. A Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, each Fund may hold up to 100% of its total assets in these types of obligations.

          In the case of repurchase agreements, default or bankruptcy of the seller may expose a Fund to possible loss because of adverse market action or delays connected with the disposition of the underlying obligations. Further, it is uncertain whether a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities held by a Fund may decline below the price of the securities it is obligated to repurchase.

          Investments include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch, "Duff 2" or better by Duff or, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. Each Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

          Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The International Equity, Small Cap Growth, Tax Managed Equity, Core Equity, Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

          The Balanced Allocation, Total Return Advantage, Intermediate Bond and Enhanced Income Funds may also make limited investments in (GIC) issued by U.S. insurance companies. When investing in GICs, a Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to that Fund monthly a guaranteed minimum interest which is based on an index. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when its Adviser or Sub-adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. In the case of the Balanced Allocation Fund, because the Fund may not receive the principal amount of a GIC from the insurance company on sixty days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable will not exceed 15% of the Fund's net assets.

          The Mid Cap Growth Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs.

          The Balanced Allocation and U.S. Government Income Funds may engage in short-term trading and may sell securities which have been held for periods ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Fund's Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase the Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs. Under normal market conditions, the Balanced Allocation and U.S. Government Income's portfolio turnover are not expected to exceed 200%.

MONEY MARKET INSTRUMENTS

          The Money Market Fund may invest in "money market" instruments, including bank obligations and commercial paper. The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds may also invest, from time to time, a portion of their assets for temporary defensive or other purposes in such taxable money market instruments.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances, certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Money Market Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

          Investments in commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F-2" or better by Fitch "Duff 2" or by Duff or, if not rated, determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Investments may also include corporate notes. In addition, the Money Market Fund may invest in Canadian Commercial Paper ("CCP"), which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Money Market Fund may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

          Investments in the obligations of foreign branches of U.S. banks, foreign banks and other foreign issuers may subject the Money Market Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. The Money Market Fund will invest in the obligations of foreign banks or foreign branches of U.S. banks only when the Adviser believes that the credit risk with respect to the instrument is minimal.

          The Money Market Fund may also make limited investments in GICs issued by U.S. insurance companies. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by certain nationally recognized statistical rating organizations.

GOVERNMENT SECURITIES

          The Treasury Money Market and Treasury Plus Money Market Funds may only invest in direct obligations of the U.S. Treasury and investment companies that invest only in such obligations. Examples of the types of U.S. government obligations that may be held by the Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market, Mid Cap Growth, U.S. Government Income, and Michigan Municipal Bond Funds include, in addition to Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal

Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations." The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market and Government Money Market Funds will invest in the obligations of such agencies or instrumentalities only when the Adviser believes that their credit risk with respect thereto is minimal.

U.S. TREASURY OBLIGATIONS AND RECEIPTS

          The Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Money Market, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies. The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

          The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury.

          Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

PRIVATE ACTIVITY BONDS

          The Michigan Municipal Bond Fund may invest in private activity bonds. It should be noted that the Tax Reform Act of 1986 substantially revised provisions of prior federal law affecting the issuance and use of proceeds of certain tax-exempt obligations. A new definition of private activity bonds applies to many types of bonds, including those which were industrial development bonds under prior law. Any reference herein to private activity bonds includes industrial development bonds. Interest on private activity bonds is tax-exempt (and such bonds will be considered municipal securities for purposes of this Prospectus) only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. If the Fund invests in private activity bonds which fall outside these categories, shareholders may become subject to the federal alternative minimum tax on that part of the Fund's distributions derived from interest on such bonds. The Tax Reform Act generally did not change the federal tax treatment of bonds issued to finance government operations. For further information relating to the types of private activity bonds which will be included in income subject to the federal alternative minimum tax.

STAND-BY COMMITMENTS

          The Michigan Municipal Bond Funds may acquire stand-by commitments with respect to Municipal Securities (defined below) held in its portfolio. The Tax-Exempt Funds, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds may acquire stand-by commitments. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option specified Michigan Municipal Securities at a specified price. Stand-by commitments acquired by the Fund must be of high quality as determined by any Rating Agency, or, if not rated, must be of comparable quality as determined by the Adviser. The Fund acquires stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

DERIVATIVE INSTRUMENTS

          The International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Money Market, Mid Cap Growth, and U.S. Government Income Funds may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

          Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

          The risk to the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Mid Cap Growth and U.S. Government Income Funds due to the use of derivatives in the equity portion of the Fund's portfolio of investments will be limited to 10% of such investments at the time of the derivative transaction.

          With respect to the fixed income portion of the Fund's investments, the Fund's Adviser has determined that the risk features that most distinguish derivatives from other investment instruments (and which heavily influence the market, volatility and leveraging, liquidity, and pricing risks referred to above) can be described generally as "structural risk." Structural risk refers to the contractual features of an investment that can cause its total return to vary with changes in interest rates or other variables. Structural risk is not unique to derivatives, but because derivatives often are created through the intricate division of the cash flows of the underlying security, they can (but do not necessarily) present a high degree of structural risk. Structural risk can arise from variations in coupon levels, principal, and/or average life.

          The Adviser has adopted the following internal policies concerning management of the structural risk inherent in derivative instruments in the fixed income portion of the Fund's portfolio. The risk to the Fund due to the use of such derivatives will be limited to the principal invested in such instruments. When the Fund engages in short sales "against the box," risk of loss will be limited to the value of the securities "in the box." The adviser does NOT presently intend to invest in the following types of derivatives which are structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics.

          The cash equivalent portion of the Fund's portfolio of investments is managed with an emphasis on safety and high credit quality. This requires that liquidity risk and market risk or interest rate risk, as well as credit risk, be held to minimal levels. The Adviser has determined that many types of floating rate and variable rate instruments, commonly referred to as "derivatives," are considered to be potentially volatile. These derivative instruments are structured in a way that may not allow them to reset to par at an interest rate adjustment date. Accordingly, the Adviser has adopted the following policies with respect to this portion of the Fund's assets.

          The following types of derivative instruments ARE NOT permitted investments for the cash equivalent portion of the Fund's portfolio of investments:

          - leveraged or deleveraged floaters (whose interest rate reset provisions are based on a formula that magnifies the effect of changes in interest rates);

          - range floaters (which do not pay interest if market interest rates move outside of a specified range);

          - dual index floaters (whose interest rate reset provisions are tied to more than one index so that a change in the relationship between these indices may result in the value of the instrument falling below face value);

          - inverse floaters (which reset in the opposite direction of their index); and

          - any other structured instruments having cash flow characteristics that can create potential market volatility similar to the instruments listed above.

Additionally, the cash equivalent portion of the Fund's portfolio will not be invested in instruments indexed to longer than one-year rates, or in instruments whose interest rate reset provisions are tied to an index that materially lags short-term interest rates, such as "COFI floaters."

          At the present time, the only derivative investments that have been determined to be suitable for the cash equivalent portion of the Fund's portfolio are:

          -   securities based on short-term, fixed-rate contracts; and

          - floating-rate or variable-rate securities whose interest rates reset based on changes in standard money market rate indices such as U.S. government Treasury bills, London Interbank Offered Rate, published commercial paper rates, or federal funds rates.

          The risk to the Fund due to the use of derivatives in the cash equivalent portion of its assets will be limited to the principal invested in such instruments.

          The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective.

          The Intermediate Bond Fund may invest in moderate structural risk derivatives containing features which can modestly or moderately alter the timing and/or amount of principal return and/or amount of income return. This would include, for example, investments that are subject to normal prepayment variances experienced in mortgage pass-through securities. Periodic occurrence of this degree of structural risk would not be expected to materially impact overall Fund returns relative to its investment objective.

          The Intermediate Bond Fund will NOT invest in high structural risk derivatives whose duration (and hence return) can vary widely depending on moves in interest rates or other contractual variables. Generally, these are instruments which are deemed to have a high sensitivity to changes in interest rates, which could materially alter the effective duration or coupon and return of the instruments.

          The Intermediate Bond Fund may invest in mortgage-backed derivative securities, including CMOs, provided that they are not identified by the advisers as "high risk securities" by certain quantitative tests that are generally accepted standards in the investment industry.

          Other derivative instruments that are suitable for investment include: asset-backed securities such as those backed by automobile loans or credit card receivables. All such securities, however, must conform to the structural risk standards stated above (i.e. not present high structural risk).

          The Adviser does NOT presently intend to invest in the following types of derivatives on behalf of the Fund:

-        exchange rate-related securities

-        forward currency exchange contracts

-        interest rate swaps

-        futures contracts and related options

- structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics

          The Total Return Advantage and Enhanced Income Funds may invest in derivative instruments having either moderate structural risk or high structural risk characteristics (as described above in the section pertaining to the Intermediate Bond Fund). There are no policy restrictions on specific types of derivative instruments in which the Funds are permitted to invest. However, structural risk is controlled by adherence to specific overall Fund parameters. The Funds are managed in accordance with a policy goal that constrains the potential variability of overall Fund duration and total return in relation to specified investment performance benchmarks. Fund exposure to derivative instruments having high structural risk characteristics is targeted at a maximum of 5.0% of each Fund's net assets with no individual position greater than 1.0% of each Fund. Variability in total Fund duration caused by these securities is targeted not to exceed 0.1 years in any one calendar year.

          The Adviser of the Bond Fund does NOT presently intend to invest in the following types of derivatives which are structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics.

          The Adviser has adopted the following internal policy concerning management of the structural risk inherent in derivative instruments on behalf of the GNMA Fund:

          The Adviser does not presently intend to invest in the following types of derivatives on behalf of the GNMA Fund:

-        exchange rate-related securities

-        forward currency exchange contracts

- structured instruments, such as range notes, dual index notes, leveraged or deleveraged bonds, inverse floaters, index amortizing notes and other structured instruments having similar cash flow characteristics

TAX-EXEMPT DERIVATIVES AND OTHER MUNICIPAL SECURITIES

          The Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds may invest in tax-exempt derivative securities relating to Municipal Securities, including tender option bonds, participations, beneficial interests in trusts and partnership interests. (See generally "Derivative Instruments" above.)

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Fund from tax-exempt derivative securities are rendered by counsel to the respective sponsors of such securities. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

SECURITIES OF OTHER INVESTMENT COMPANIES

          Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Funds may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by a Fund and, therefore, will be borne indirectly by its shareholders.

          Each Fund may invest in securities issued by other investment companies as described in the Prospectus. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

          With regard to the Tax-Exempt Funds and the Money Market Funds, not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Fund and other investment companies advised by the Adviser.

          In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including "country funds" which have portfolios consisting exclusively of securities of issuers located in one foreign country. Such "country funds" may be either open-end or closed-end investment companies, and may include a portfolio or portfolios of The CountryBaskets Index Fund, Inc. (CountryBaskets), a registered, open-end management investment company that, through its portfolios, seeks to provide investment results that substantially correspond to the price and yield performance of a broad-based index of publicly traded equity securities in a particular country, geographic region or industry sector.

          The International Equity Fund may also purchase World Equity Benchmark Shares issued by The Foreign Fund, Inc. (WEBS) and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International indices for specific countries. Because the expense associated with an investment in WEBS can be substantially lower than the expense of small investments directly in the securities comprising the indices it seeks to track, the Adviser believes that investments in WEBS of countries that are included in the EAFE Index can provide a cost-effective means of diversifying the Fund's assets across a broader range of equity securities.

          WEBS are listed on the American Stock Exchange (AMEX), and were initially offered to the public in 1996. The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and supply and demand of WEBS on the AMEX. To date, WEBS have traded at relatively modest discounts and premiums to their net asset values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of WEBS will continue to be met or will remain unchanged.

          In the event substantial market or other disruptions affecting WEBS or CountryBaskets should occur in the future, the liquidity and value of the International Equity Fund's shares could also be substantially and adversely affected, and the Fund's ability to provide investment results approximating the performance of securities in the EAFE could be impaired.

If such disruptions were to occur, the Fund could be required to reconsider the use of WEBS, CountryBaskets or other "country funds" as part of its investment strategy.

          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Investment companies in which a Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

MUNICIPAL SECURITIES

          The Ohio Tax-Exempt Bond, Pennsylvania Municipal Bond and National Tax Exempt Bond and Michigan Municipal Bond Funds may invest in Municipal Securities. The two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. The Funds also may invest in "moral obligation" issues, which are normally issued by special purpose authorities. Municipal Bonds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, and the extension of loans to public institutions and facilities. Private activity bonds may be purchased if the interest paid is excludable from federal income tax. Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

          Municipal Securities that are payable only from the revenues derived from a particular facility may be adversely affected by federal or state laws, regulations or court decisions which make it more difficult for the particular facility to generate revenues sufficient to pay such interest and principal, including, among others, laws, decisions and regulations which limit the amount of fees, rates or other charges which may be imposed for use of the facility or which increase competition among facilities of that type or which limit or otherwise have the effect of reducing the use of such facilities generally, thereby reducing the revenues generated by the particular facility. Municipal Securities, the payment of interest and principal on which is insured in whole or in part by a governmentally created fund, may be adversely affected by laws or regulations which restrict the aggregate proceeds available for payment of principal and interest in the event of a default on such municipal securities. Similarly, the payment of interest and principal on Municipal Securities may be adversely affected by respective state laws which limit the availability of remedies or the scope of remedies available in the event of a default on such municipal securities. Because of the diverse nature of such laws and regulations and the impossibility of either predicting in which specific Municipal Securities the Funds will invest from time to time or predicting the nature or extent of future judicial interpretations or changes in existing laws or regulations or the future enactment or adoption of additional laws or regulations, it is not presently possible to determine the impact of such laws, regulations and judicial interpretations on the securities in which the Funds may invest and, therefore, on the shares of the Fund.

          There are, of course, variations in the quality of Municipal Securities both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including the financial condition of the issuer, the general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Funds' adviser will consider such an event in determining whether they should continue to hold the obligation.

          The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest or the principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Certain Municipal Securities held by the Funds may be insured at the time of issuance as to the timely payment of principal and interest. The insurance policies will usually be obtained by the issuer or original purchaser of the Municipal Securities at the time of their original issuance. In the event that the issuer defaults on interest or principal payments, the insurer of the obligation is required to make payment to the bondholders upon proper notification. There is, however, no guarantee that the insurer will meet its obligations. In addition, such insurance will not protect against market fluctuations caused by changes in interest rates and other factors.

          Municipal notes in which the Funds may invest include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital or capital facilities needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

          The Funds invest in Municipal Securities which at the time of purchase are rated the following or higher: "BBB" by S&P or Fitch, "Baa" by Moody's, or "A" by Duff in the case of bonds; "SP-2" by S&P, "F-2" by Fitch, "Duff 2" by Duff, or "MIG-2" ("VMIG-2" for variable rate demand notes) by Moody's in the case of notes; or "A-2" by S&P, "F-2" by Fitch, "Duff 2" by Duff, Baa or "Prime-2" by Moody's in the case of tax-exempt commercial paper.

          Securities that are unrated at the time of purchase will be determined to be of comparable quality by the Funds' adviser pursuant to guidelines approved by the Trust's Board of Trustees. If the rating of an obligation held by a Fund is reduced below its rating requirements, the Fund will sell the obligation when the adviser believes that it is in the best interests of the Fund to do so. The applicable ratings are more fully described in the Appendix.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN OHIO MUNICIPAL SECURITIES

          As described in the Prospectus, the Ohio Tax Exempt Bond Fund will invest most of its net assets in securities issued by or on behalf of (or in certificates of participation in lease-purchase obligations of) the State of Ohio, political subdivisions of the State, or agencies or instrumentalities of the State or its political subdivisions (Ohio Obligations). The Ohio Tax Exempt Bond Fund is therefore susceptible to general or particular economic, political or regulatory factors that may affect issuers of Ohio Obligations. The following information constitutes only a brief summary of some of the many complex factors that may have an effect. The information does not apply to "conduit" obligations on which the public issuer itself has no financial responsibility. This information is derived from official statements of certain Ohio issuers published in connection with their issuance of securities and from other publicly available information, and is believed to be accurate. No independent verification has been made of any of the following information.

          Generally, the creditworthiness of Ohio Obligations of local issuers is unrelated to that of obligations of the State itself, and the State has no responsibility to make payments on those local obligations.

          There may be specific factors that at particular times apply in connection with investment in particular Ohio Obligations or in those obligations of particular Ohio issuers. It is possible that the investment may be in particular Ohio Obligations, or in those of particular issuers, as to which those factors apply. However, the information below is intended only as a general summary, and is not intended as a discussion of any specific factors that may affect any particular obligation or issuer.

          Ohio is the seventh most populous state. The 1990 Census count of 10,847,000 indicated a 0.5% population increase from 1980. The Census estimate for 1997 is 11,186,000.

          While diversifying more into the service and other non-manufacturing areas, the Ohio economy continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture is an important segment of the economy, with over half the State's area devoted to farming and approximately 16% of total employment in agribusiness.

          In prior years, the State's overall unemployment rate was commonly somewhat higher than the national figure. For example, the reported 1990 average monthly State rate was 5.7%, compared to the 5.5% national figure. However, in recent years the State rates were below the national rates (4.3% versus 4.5% in 1998). The unemployment rate and its effects vary among geographic areas of the State.

          There can be no assurance that future national, regional or state-wide economic difficulties, and the resulting impact on State or local government finances generally, will not adversely affect the market value of Ohio Obligations held in the Ohio Tax Exempt Bond Fund or the ability of particular obligors to make timely payments of debt service on (or lease payments relating to) those Obligations.

          The State operates on the basis of a fiscal biennium for its appropriations and expenditures, and is precluded by law from ending its July 1 to June 30 fiscal year (FY) or fiscal biennium in a deficit position. Most State operations are financed through the General Revenue Fund (GRF), for which the personal income and sales-use taxes are the major sources. Growth and depletion of GRF ending fund balances show a consistent pattern related to national economic conditions, with the ending FY balance reduced during less favorable and increased during more favorable economic periods. The State has well-established procedures for, and has timely taken, necessary actions to ensure resource/expenditure balances during less favorable economic periods. Those procedures included general and selected reductions in appropriations spending.

          The 1992-93 biennium presented significant challenges to State finances, successfully addressed. To allow time to resolve certain budget differences an interim appropriations act was enacted effective July 1, 1991; it included GRF debt service and lease rental appropriations for the entire biennium, while continuing most other appropriations for a month. Pursuant to the general appropriations act for the entire biennium, passed on July 11, 1991, $200 million was transferred from the Budget Stabilization Fund (BSF, a cash and budgetary management fund) to the GRF in FY 1992.

          Based on updated results and forecasts in the course of that FY, both in light of a continuing uncertain nationwide economic situation, there was projected, and then timely addressed, an FY 1992 imbalance in GRF resources and expenditures. In response, the Governor ordered most State agencies to reduce GRF spending in the last six months of FY 1992 by a total of approximately $184 million; the $100.4 million BSF balance and additional amounts from certain other funds were transferred late in the FY to the GRF, and adjustments were made in the timing of certain tax payments.

          A significant GRF shortfall (approximately $520 million) was then projected for FY 1993. It was addressed by appropriate legislative and administrative actions, including the Governor's ordering $300 million in selected GRF spending reductions and subsequent executive and legislative action (a combination of tax revisions and additional spending reductions). The June 30, 1993 ending GRF fund balance was approximately $111 million, of which, as a first step to replenishment, $21 million was deposited in the BSF.

          None of the spending reductions were applied to appropriations needed for debt service on or lease rentals relating to any State obligations.

          The 1994-95 biennium presented a more affirmative financial picture. Based on June 30, 1994 balances, an additional $260 million was deposited in the BSF. The biennium ended June 30, 1995 with a GRF ending fund balance of $928 million, of which $535.2 million was transferred into the BSF. The significant GRF fund balance, after leaving in the GRF an unreserved and undesignated balance of $70 million, was transferred to the BSF and other funds including school assistance funds and, in anticipation of possible federal program changes, a human services stabilization fund.

          From a higher than forecast 1996-97 mid-biennium GRF fund balance, $100 million was transferred for elementary and secondary school computer network purposes and $30 million to a new State transportation infrastructure fund. Approximately $400.8 million served as a basis for temporary 1996 personal income tax reductions aggregating that amount. The 1996-97 biennium-ending GRF fund balance was $834.9 million. Of that, $250 million went to school building construction and renovation, $94 million to the school computer network, $44.2 million for school textbooks and instructional materials and a distance learning program, and $34 million to the BSF and the $263 million balance to a State income tax reduction fund.

          The GRF appropriations act for the 1998-99 biennium was passed on June 25, 1997 and promptly signed (after selective vetoes) by the Governor. All necessary GRF appropriations for State debt service and lease rental payments then projected for the biennium were included in that act (and are included in the pending House and Senate-passed appropriation bills for FY 2000-01). Subsequent legislation increased the FY 1999 GRF appropriation level for elementary and secondary education, with the increase funded in part by mandated small percentage reductions in State appropriations for various State agencies and institutions. Expressly exempt from those reductions are all appropriations for debt service, including lease rental payments.

          The BSF had a June 8, 1999 balance of more than $906 million.

          The State's incurrence or assumption of debt without a vote of the people is, with limited exceptions, prohibited by current State constitutional provisions. The State may incur debt, limited in amount to $750,000, to cover casual deficits or failures in revenues or to meet expenses not otherwise provided for. The Constitution expressly precludes the State from assuming the debts of any local government or corporation. (An exception is made in both cases for any debt incurred to repel invasion, suppress insurrection or defend the State in war.)

          By 15 constitutional amendments approved from 1921 to date (the latest adopted in 1995) Ohio voters authorized the incurrence of State debt and the pledge of taxes or excises to its payment. At June 8, 1999, almost $1.14 billion (excluding certain highway bonds payable primarily from highway use receipts) of this debt was outstanding or awaiting delivery. The only such State debt at that date still authorized to be incurred were portions of the highway bonds, and the following: (a) up to $100 million of obligations for coal research and development may be outstanding at any one time ($23.9 million outstanding); (b) $240 million of obligations previously authorized for local infrastructure improvements, no more than $120 million of which may be issued in any calendar year (over $1 billion outstanding) and (c) up to $200 million in general obligation bonds for parks, recreation and natural resources purposes which may be outstanding at any one time ($112.7 million outstanding or awaiting delivery, with no more than $50 million to be issued in any one year).

          The electors in 1995 approved a constitutional amendment extending the local infrastructure bond program (authorizing an additional $1.2 billion of State full faith and credit obligations to be issued over 10 years for the purpose), and authorizing additional highway bonds (expected to be payable primarily from highway use receipts). The latter supersedes the prior $500 million outstanding authorization, and authorizes not more than $1.2 billion to be outstanding at any time and not more than $220 million to be issued in a fiscal year.

          The Constitution also authorizes the issuance of State obligations for certain purposes, the owners of which do not have the right to have excises or taxes levied to pay debt service. Those special obligations include obligations issued by the Ohio Public Facilities Commission and the Ohio Building Authority, and certain obligations issued by the State Treasurer, over $5.2 billion of which were outstanding at June 8, 1999.

          The General Assembly has placed on the November 1999 general election ballot a proposed constitutional amendment relating to State debt. If approved by the voters, it will authorize State general obligation debt to pay costs of facilities for a system of common schools throughout the State and facilities for state supported and assisted institutions of higher education. That, and other debt represented by direct obligations of the State (such as that authorized by the Ohio Public Facilities Commission and Ohio Building Authority, and some authorized by the Treasurer), may not be issued if future FY total debt service on those direct obligations to be paid from the GRF or net lottery proceeds exceeds 5% of total estimated revenues of the State for the GRF and from net State lottery proceeds during the FY of issuance.

          Aggregate FY 1998 rental payments under various capital lease and lease purchase agreements were approximately $9.1 million. In recent years, State agencies have also participated in transportation and office building projects that may have some local as well as State use and benefit, in connection with which the State enters into lease purchase agreements with terms ranging from 7 to 20 years. Certificates of participation, or special obligation bonds of the State or a local agency, are issued that represent fractionalized interests in or are payable from the State's anticipated payments. The State estimates highest future FY payments under those agreements (as of June 8, 1999) to be approximately $25.8 million (of which $22 million is payable from sources other than the GRF, such as federal highway money distributions). State payments under all those agreements are subject to biennial appropriations, with the lease terms being two years subject to renewal if appropriations are made.

          A 1990 constitutional amendment authorizes greater State and political subdivision participation (including financing) in the provision of housing. The General Assembly may for that purpose authorize the issuance of State obligations secured by a pledge of all or such portion as it authorizes of State revenues or receipts (but not by a pledge of the State's full faith and credit).

          A 1994 constitutional amendment pledges the full faith and credit and taxing power of the State to meeting certain guarantees under the State's tuition credit program which provides for purchase of tuition credits, for the benefit of State residents, guaranteed to cover a specified amount when applied to the cost of higher education tuition. (A 1965 constitutional provision that authorized student loan guarantees payable from available State moneys has never been implemented, apart from a "guarantee fund" approach funded essentially from program revenues.)

          State and local agencies issue obligations that are payable from revenues from or relating to certain facilities (but not from taxes). By judicial interpretation, these obligations are not "debt" within constitutional provisions. In general, payment obligations under lease-purchase agreements of Ohio public agencies (in which certificates of participation may be issued) are limited in duration to the agency's fiscal period, and are renewable only upon appropriations being made available for the subsequent fiscal period.

          Local school districts in Ohio receive a major portion (state-wide aggregate approximately 46% in recent years) of their operating moneys from State subsidies, but are dependent on local property taxes, and in 123 districts (as of June 8, 1999) from voter-authorized income taxes, for significant portions of their budgets. Litigation, similar to that in other states, has been pending questioning the constitutionality of Ohio's system of school funding. The Ohio Supreme Court has concluded that aspects of the system (including basic operating assistance and the loan program referred to below) are unconstitutional, and ordered the State to provide for and fund a system complying with the Ohio Constitution, staying its order to permit time for responsive corrective actions. After a further hearing, the trial court has decided that steps taken to date by the State to enhance school funding have not met the requirements of the Supreme Court decision; the State has filed a notice of appeal with the Supreme Court, and that Court has issued a stay, pending appeal, of the implementation of the trial court's order. A small number of the State's 612 local school districts have in any year required special assistance to avoid year-end deficits. A program has provided for school district cash need borrowing directly from commercial lenders, with diversion of State subsidy distributions to repayment if needed. Recent borrowings under this program totaled $71.1 million for 29 districts in FY 1995 (including $29.5 million for one), $87.2 million for 20 districts in FY 1996 (including $42.1 million for one), $113.2 million for 12 districts in FY 1997 (including $90 million to one for restructuring its prior loans), and $23.4 million for 10 districts in FY 1998.

          Ohio's 943 incorporated cities and villages rely primarily on property and municipal income taxes for their operations. With other subdivisions, they also receive local government support and property tax relief moneys distributed by the State.

          For those few municipalities and school districts that on occasion have faced significant financial problems, there are statutory procedures for a joint State/local commission to monitor the fiscal affairs and for development of a financial plan to eliminate deficits and cure any defaults. (Similar procedures have recently been extended to counties and townships.) Since inception for municipalities in 1979, these "fiscal emergency" procedures have been applied to 26 cities and villages; for 20 of them the fiscal situation was resolved and the procedures terminated (one city is in preliminary "fiscal watch" status). As of June 8, 1999, a school district "fiscal emergency" provision was applied to nine districts, and ten were on preliminary "fiscal watch" status.

          At present the State itself does not levy ad valorem taxes on real or tangible personal property. Those taxes are levied by political subdivisions and other local taxing districts. The Constitution has since 1934 limited to 1% of true value in money the amount of the aggregate levy (including a levy for unvoted general obligations) of property taxes by all overlapping subdivisions, without a vote of the electors or a municipal charter provision, and statutes limit the amount of that aggregate levy to 10 mills per $1 of assessed valuation (commonly referred to as the "ten-mill limitation"). Voted general obligations of subdivisions are payable from property taxes that are unlimited as to amount or rate.

SPECIAL RISK CONSIDERATIONS REGARDING INVESTMENT IN PENNSYLVANIA SECURITIES

          Potential shareholders should consider the fact that the Pennsylvania Tax Exempt Bond Fund's portfolio consists primarily of securities issued by the Commonwealth of Pennsylvania (the "Commonwealth"), its municipalities and authorities and should realize that the Fund's performance is closely tied to general economic conditions within the Commonwealth as a whole and to economic conditions within particular industries and geographic areas located within the Commonwealth.

          Although the General Fund of the Commonwealth (the principal operating fund of the Commonwealth) experienced deficits in fiscal 1990 and 1991, tax increases and spending decreases have resulted in surpluses the last six years; as of June 30, 1998, the General Fund had a surplus of $1,364.9 million.

          Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of non-agricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Bonds in the Pennsylvania Trust or the ability of the respective obligors to make payments of interest and principal due on such Bonds.

          Certain litigation is pending against the Commonwealth that could adversely affect the ability of the Commonwealth to pay debt service on its obligations including as of June 1, 1999, suits relating to the following matters: (i) In February 1999, a taxpayer filed a petition for review in the Commonwealth Court of Pennsylvania asking the court to declare that Chapter 5 (relating to Sports Facilities Financing) of the Capital Facilities Debt Enabling Act is in violation of the Pennsylvania Constitution. Commonwealth Court denied the taxpayer's motion for a preliminary injunction and the Supreme Court denied an appeal of such denial. The respondents have filed preliminary objections in the nature of a demurrer, requesting the Court dismiss the case with prejudice. Oral arguments before the Commonwealth Court regarding the preliminary objections were scheduled for May 19, 1999, (ii) The American Civil Liberties Union ("ACLU") filed suit in federal court demanding additional funding for child welfare services; the Commonwealth settled a similar suit in the Commonwealth Court of Pennsylvania and is seeking the dismissal of the federal suit, among other things, because of that settlement. After its earlier denial of class certification was reversed by the Third Circuit Court of Appeals, the district court granted class certification to the ACLU, and the parties are proceeding with discovery. In July 1998, a settlement agreement was reached with the City of Philadelphia. The Commonwealth has agreed to pay $100,000 to settle plaintiffs' $1.4 million claim for attorney's fees and to take other actions in exchange for a full and final release and dismissal of the case against the Commonwealth parties. The settlement was approved by the district court on February 1, 1999, and the case was dismissed; (iii) In 1987, the Supreme Court of Pennsylvania held the statutory scheme for county funding of the judicial system to be in conflict with the constitution of the Commonwealth, but it stayed judgment pending enactment by the legislature of funding consistent with the opinion, and the legislature has yet to consider legislation implementing the judgment. In 1992, a new action in mandamus was filed seeking to compel the Commonwealth to comply with the original decision. The Court issued a writ in mandamus and appointed a special master in 1996 to submit a plan for implementation, which it intended to require by January 1, 1998. In January 1997, the Court established a committee, consisting of the special master and representatives of the Executive and Legislative branches, to develop an implementation plan; an implementation plan was filed in July 1997. In April 1998 the General Assembly appropriated approximately $12 million for the funding of county court administrator, under the implementation plan. However, no legislation has been approved for the payment of Commonwealth compensation county court administrators. In May 1998, an action was filed by the Administrative Governing Board of the First Judicial District claiming the city government has failed to provide adequate Funds for the Operation of the courts of the First Judicial District. In November 1998, the First Judicial District Governing Board filed with the Supreme Court a renewed motion for entry of an order providing emergency relief, which requests the City of Philadelphia to provide funds to the First Judicial District Courts, in order to maintain necessary judicial operations throughout the end of the fiscal year. Although the Supreme Court issued no order, the City is apparently continuing its funding of the courts; (iv) Litigation was filed in both state and federal court by an association of rural and small schools and several individual school districts and parents challenging the constitutionality of the Commonwealth's system for funding local school districts -- the federal case has been stayed pending the resolution of the state case; a trial in the state case commenced in January 1997 and has recessed; no briefing schedule or date for oral argument has yet been set; On July 9, 1998 the state court issued an opinion dismissing the petitioners' claim in its entirety. On July 20, 1998 the petitioner filed a timely motion for post-trial relief, taking exception to the state court's findings of fact and conclusions of law. The Supreme Court, after assuming jurisdiction in the case directed that all parties submit briefs on all issues presented in the petitioners' motion for post-trial relief; and (v) In 1995, the Commonwealth, the Governor of Pennsylvania, the City of Philadelphia and the Mayor of Philadelphia were joined as additional respondents in an enforcement action commenced in Commonwealth Court in 1973 by the Pennsylvania Human Relations Commission against the School District of Philadelphia pursuant to the Pennsylvania Human Relations Act. The Commonwealth and the City were joined to determine their liability, if any, to pay additional costs necessary to remedy segregation-related conditions found to exist in Philadelphia public schools. In January 1997, the Pennsylvania Supreme Court ordered the parties to brief certain issues. The Supreme Court heard oral argument on the issues in February 1998 but no decision has been issued, (vi) In February 1997, five residents of the City of Philadelphia, joined by the City, the School District and others, filed a civil action in the Commonwealth Court for declaratory judgment against the Commonwealth and certain Commonwealth officers and officials that the defendants had failed to provide an adequate quality of education in Philadelphia, as required by the Pennsylvania Constitution. In March 1998, the Commonwealth Court dismissed the case on the grounds that the issues prescribed are not justifiable. An appeal to the Supreme Court of Pennsylvania is pending, (vii) In April 1995, the Commonwealth reached a settlement agreement with Fidelity Bank and certain other banks with respect to the constitutional validity of the Amended Bank Shares Act and related legislation; although this settlement agreement did not require expenditure of Commonwealth funds, the petitions of other banks are currently pending with the Commonwealth Court; In January 1998 a panel of the Commonwealth Court ruled in favor of the Commonwealth, finding no constitutional violation. Royal Bank filed exceptions, which the Commonwealth Court EN BANC denied. Royal Bank appealed to the Supreme Court and briefing has been completed. The Court has not yet scheduled oral arguments. (viii) Suit has been filed in state court against the State Employees' Retirement Board claiming that the use of gender district actuarial factors to compute benefits received before August 1, 1983 violates the Pennsylvania Constitution (gender-neutral factors have been used since August 1, 1983, the date on which the U.S. Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that the use of such factors violated the Federal Constitution); in 1996, the Commonwealth Court heard oral argument EN BLANC, and in 1997 denied the plaintiff's motion for judgement on the pleading. The case is currently in discovery. (ix) In March 1997, Rite Aid of Pennsylvania, Inc. filed in the United States District Court for the Eastern District of Pennsylvania, a civil action against the Secretary of Public Welfare alleging that regulations promulgated in October 1995 governing payment rates for prescription drugs and related services provided to recipients of benefits under the Pennsylvania Medical Assistance Program violated provisions of Title XIX of the Social Security Act and regulations of the U.S. Department of Health and Human Services, as well as provisions of State law and Federal constitutional due process. In August 1998, the court declared that certain pharmacy reimbursement rates were in violation of the Medicaid Act and enjoined the Secretary from using these rates to reimburse for any prescription drugs and related services provided to Medicaid recipients on and after October 1, 1998. The Secretary filed motions for appeal and in March 1999, the U.S. Court of Appeals for the Third Circuit reversed the district court's order and remanded the case for further proceedings. The plaintiffs on April 5, 1999 filed an application for rehearing. (x) On March 9, 1998 several residents of the City of Philadelphia along with the School District of Philadelphia and others brought suit in the United States District Court for the Eastern District of Pennsylvania against the Governor, the Secretary of Education and others alleging that the defendants are violating a regulation of the U.S. Department of Education promulgated under Title VI of the Civil Rights Act of 1964 in that the Commonwealth's system for funding public schools has the effect of discrimination on the basis of race. On November 18, 1998, the district court dismissed the action with prejudice. An appeal by the plaintiffs was filed and the parties are awaiting the scheduling of oral argument.

          Although there can be no assurance that such conditions will continue, the Commonwealth's general obligation bonds are currently rated AA by S&P and A3 and A1 by Moody's and Philadelphia's and Pittsburgh's general obligation bonds are currently rated BBB and BBB, respectively, by S&P and Baa2 and Baa1, respectively, by Moody's.

          The City of Philadelphia (the "City") experienced a series of General Fund deficits for fiscal years 1988 through 1992 and, while its general financial situation has improved, the City is still seeking a long-term solution for its economic difficulties. The audited balance of the City's General Fund as of June 30, 1998 was a surplus of $169.2 million.

          In recent years an authority of the Commonwealth, the Pennsylvania Intergovernmental Cooperation Authority ("PICA"), has issued approximately $1.76 billion of special revenue bonds on behalf of the City to cover budget shortfalls, to eliminate projected deficits and to fund capital spending. As one of the conditions of issuing bonds on behalf of the City, PICA exercises oversight of the City's finances. The City is currently operating under a five year plan approved by PICA in 1996. PICA's power to issue further bonds to finance capital projects expired on December 31, 1994. PICA's authority to issue bonds to finance cash flow deficits expired on December 31, 1996, but its authority to refund existing debt will not expire. PICA had approximately $1.1 billion in special revenue bonds outstanding as of April 15, 1999.

          SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MICHIGAN MUNICIPAL SECURITIES. The following information is drawn from various Michigan governmental publications, particularly the Governor's Executive Budget for fiscal year 1999-2000, and from official statements relating to securities offerings of the State and its political subdivisions. While the Trust has not independently verified such information, it has no reason to believe that it is not correct in all material respects.

          The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture, and historically has been highly cyclical.

          Total State wage and salary employment is estimated to have grown by 1.9% in 1998. The rate of unemployment is estimated to have been 3.8% in 1998, below the national average for the fifth consecutive year. Personal income grew at an estimated 5.1% annual rate in 1998, up from the 4.6% growth reported for 1997.

          During the past five years, improvements in the Michigan economy have resulted in increased revenue collections which, together with restraints on the expenditure side of the budget, have resulted in State General Fund budget surpluses, most of which were transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The balance of that Fund as of September 30, 1998 is estimated to have been in excess of $1.1 billion.

          The Michigan Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or the average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar year 1977 State personal income (which was 9.49%).

          The Michigan Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year. The State originally determined that portion to be 41.6%. If such spending does not meet the required level in a given year, an additional appropriation for local governmental units is required by the following fiscal year; which means the year following the determinations of the shortfall, according to an opinion issued by the State's Attorney General. Spending for local units met this requirement for fiscal years 1986-87 through 1991-92. As the result of litigation, the State agreed to reclassify certain expenditures, beginning with fiscal year 1992-93, and has recalculated the required percentage of spending paid to local government units to be 48.97%.

          The State has issued and has outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 1998, the State had approximately $874 million of general obligation bonds outstanding.

          The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

          The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. As of early 1998, these lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving budgetary reductions to school districts and governmental units, and court funding. Notable among these legal proceedings are lawsuits brought by a number of school districts challenging the constitutionality of certain state-mandated special education services without corresponding state funding.

          The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

          On March 15, 1994, Michigan voters approved a property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack and an additional tax of 16% of the wholesale price began to be imposed on certain other tobacco products. A .75% real estate transfer tax became effective January 1, 1995. Beginning in 1994, a state property tax of 6 mills began to be imposed on all real and personal property currently subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on nonhomestead property and nonqualified agricultural property. Proposal A contains additional provisions regarding the ability of local school districts to levy taxes, as well as a limit on assessment increases for each parcel of property, beginning in 1995. Such increases for each parcel of property are limited to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value will revert to the current assessment level of 50% of true cash value. Under Proposal A, much of the additional revenue generated by the new taxes will be dedicated to the State School Aid Fund.

          Proposal A and its implementing legislation shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

          A state economy during a recessionary cycle would also, as a separate matter, adversely affect the capacity of users of facilities constructed or acquired through the proceeds of private activity bonds or other "revenue" securities to make periodic payments for the use of those facilities.

OTHER TAX-EXEMPT INSTRUMENTS

          Investments by the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond and National Tax Exempt Bond Funds, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds in tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 or SP-2 by S&P, F-2 by Fitch or Prime-2, MIG-2 or VMIG-2 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser. Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the investing Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund must use the shorter of the period required before it is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the opinion of the Adviser be equivalent to the commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Other types of tax-exempt instruments may also be purchased as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.


PORTFOLIO TURNOVER

          The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making decisions.

          The annual portfolio turnover rate for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Core Equity and Equity Income Funds is not expected to exceed 100% under normal market conditions. Portfolio turnover for the Tax Managed Equity and Equity Index Funds is not expected to exceed 25% and 10%, respectively, under normal market conditions. The annual portfolio turnover rate is not expected to exceed 100%, 200% and 100% for the Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds, respectively, under normal market conditions. The annual rate for the Total Return Advantage, Intermediate Term Bond, GNMA, and Enhanced Income Funds is not expected to exceed 100% under normal market conditions. Annual portfolio turnover for the Treasury Plus Money Market Fund is expected to be zero percent for regulatory purposes.


                             INVESTMENT LIMITATIONS

          Each Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed with respect to a particular Fund without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

          No Fund may:

          1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

              (a)             there is no limitation with respect to obligations
                    issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

              (b)             wholly-owned finance companies will be considered
                    to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

              (c)             utilities will be divided according to their
                    services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

              (d)             personal credit and business credit businesses
                    will be considered separate industries.

          2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

          3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

          In addition, the National Tax Exempt Bond Fund may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          The Equity, Balanced Allocation and Fixed Income Funds may not purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities or, in the case of the International Equity Fund, securities issued or guaranteed by any foreign government, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

          For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

          Except for the Funds' policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal and state income taxes are rendered by qualified legal counsel to the respective issuers at the time of issuance. Neither the Funds nor their adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

          In addition to the investment limitations disclosed above, the Funds are subject to the following investment limitations which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous" in the Prospectus).

          No Fund may:

          1. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

          2. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "Commodities" includes Commodity Contracts.

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

          In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

          No Fund may:

          1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

          2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

          3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, and (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

          4. Purchase securities of companies for the purpose of exercising control.

          5. Invest more than 15% (10% in the case of the Money Market Funds) of its net assets in illiquid securities.

          6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

          With respect to each of the Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds, at the end of each quarter of its taxable year, (i) at least 50% of the market value of its total assets will be invested in cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of its total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets will be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).


                                 NET ASSET VALUE

          The Trust uses the amortized cost method to value shares in the Money Market Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations, or by fair value as determined by the Board of Trustees. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price each respective Fund would receive if it sold the security. The value of the portfolio securities held by each respective Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

          The Money Market Funds invest only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 calendar days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has established procedures pursuant to rules promulgated by the SEC, that are intended to help stabilize the net asset value per share of each Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share of each Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board of Trustees will promptly consider what action, if any, should be initiated. If the Board of Trustees believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                                    DIVIDENDS

          As stated, the Trust uses its best efforts to maintain the net asset value per share of Money Market Funds at $1.00. As a result of a significant expense or realized or unrealized loss incurred by the Funds, it is possible that a Fund's net asset value per share may fall below $1.00. Should the Trust incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of a Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy with respect to the Funds or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund experiencing such effect. Such expense or loss may result in a shareholder's receiving no dividends for the period in which he or she holds shares of a Fund and/or in his or her receiving upon redemption a price per share lower than the price he or she paid.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

          The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC;
(b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          As described in the Prospectus, I (formerly, Institutional) shares of the Fund are sold to certain qualified investors at their net asset value without a sales charge. A (formerly, Retail) shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus. B shares of the Money Market and Tax Exempt Funds are available only to the holders of B shares of another Fund who wish to exchange their B shares of such other Fund for B shares of the Money Market and/or Tax Exempt Funds. B shares of the Fund are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

For the fiscal year ended May 31, 1999, sales loads paid by shareholders were as follows:

PORTFOLIO                                                                     SALES LOADS FOR YEAR ENDED 1999
Armada International Equity Fund                                                              $
Armada Small Cap Value Fund                                                                   $
Armada Small Cap Growth Fund                                                                  $
Armada Equity Growth Fund                                                                     $
Armada Tax Managed Equity Fund                                                                $
Armada Core Equity Fund                                                                       $
Armada Equity Index Fund*                                                                     $
Armada Equity Income Fund                                                                     $
Armada Balanced Allocation Fund                                                               $
Armada Total Return Advantage Fund                                                            $
Armada Bond Fund                                                                              $
Armada Intermediate Bond Fund                                                                 $
Armada GNMA Fund                                                                              $
Armada Enhanced Income Fund                                                                   $
Armada Ohio Tax Exempt Bond Fund                                                              $
Armada Pennsylvania Municipal Bond Fund                                                       $
Armada National Tax Exempt Bond Fund                                                          $

     *The Equity Index Fund commenced operations on October 15, 1998. The figure shown represents sales loads paid since this date.


     As of May 31, 1999 the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds have not commenced operations.

          Automatic investment programs such as the monthly savings program ("Program") described in the Prospectus offered by the Funds permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 Index or Lehman Intermediate Government Index.

OFFERING PRICE PER A SHARE OF THE FUND

          An illustration of the computation of the offering price per A share of the Funds, based on the estimated value of the Fund's net assets and number of outstanding shares on May 31, 1999, are as follows:

                                      TABLE
                                      -----
                            INTERNATIONAL EQUITY FUND
                            -------------------------
Net Assets of A Shares..................................................................     $1,127,079

Outstanding A Shares....................................................................        103,716

Net Asset Value Per Share...............................................................         $10.87
($10.87 DIVIDED BY 94.5%)
Sales Charge, 5.50% of
offering price (5.80% of
net asset value per share)..............................................................           $.63

Offering to Public......................................................................         $11.50

                              SMALL CAP VALUE FUND
                              --------------------
Net Assets of A Shares..................................................................    $11,542,378

Outstanding A Shares....................................................................        866.968

Net Asset Value Per Share
($13.31 DIVIDED BY 94.5%)..............................................................         $13.31

Sales Charge, 5.50% of
offering price (5.79% of
net asset value per share)..............................................................           $.77

Offering to Public......................................................................         $14.08


                                      -70-

                              SMALL CAP GROWTH FUND
                              ---------------------
Net Assets of A Shares..................................................................     $1,089,036

Outstanding A Shares....................................................................       $107,770

Net Asset Value Per Share
($10.11 DIVIDED BY 94.5%)...............................................................         $10.11

Sales Charge, 5.50% of
offering price (5.84% of
net asset value per share)..............................................................           $.59

Offering to Public......................................................................         $10.70

                               EQUITY GROWTH FUND
                               ------------------
Net Assets of A Shares..................................................................   $156,356,127

Outstanding A Shares....................................................................      6,369,718

Net Asset Value Per Share
($24.55 DIVIDED BY 94.5%)...............................................................         $24.55

Sales Charge, 5.50% of
offering price (5.82% of
net asset value per share)..............................................................          $1.43

Offering to Public......................................................................         $25.98

                             TAX MANAGED EQUITY FUND
                             -----------------------
Net Assets of A Shares..................................................................     $7,348,911

Outstanding A Shares....................................................................        604,299

Net Asset Value Per Share
($12.16 DIVIDED BY 94.5%)...............................................................         $12.16

Sales Charge, 5.50% of
offering price (5.84% of
net asset value per share)..............................................................           $.71


                                      -71-

Offering to Public......................................................................         $12.87


                                CORE EQUITY FUND
                                ----------------
Net Assets of A Shares..................................................................     $1,731,499

Outstanding A Shares....................................................................        126,332

Net Asset Value Per Share
($13.71 DIVIDED BY 94.5%)...............................................................         $13.71

Sales Charge, 5.50% of
offering price (5.84% of
net asset value per share)..............................................................           $.80

Offering to Public......................................................................         $14.51

                                EQUITY INDEX FUND
                                -----------------
Net Assets of A Shares..................................................................     $3,892,113

Outstanding A Shares....................................................................        344,718

Net Asset Value Per Share
($11.29 DIVIDED BY 96.25%)..............................................................         $11.29

Sales Charge, 3.75% of
offering price (3.90% of
net asset value per share)..............................................................           $.44

Offering to Public......................................................................         $11.73

                               EQUITY INCOME FUND
                               ------------------
Net Assets of A Shares..................................................................    $11,075,278

Outstanding A Shares....................................................................        589,558

Net Asset Value Per Share
($18.79 DIVIDED BY 94.5%)...............................................................         $18.79


                                      -72-

Sales Charge, 5.50% of
offering price (5.80% of
net asset value per share)..............................................................          $1.09

Offering to Public......................................................................         $19.88

                            BALANCED ALLOCATION FUND
                            ------------------------
Net Assets of A Shares..................................................................     $1,465,755

Outstanding A Shares....................................................................        142,171

Net Asset Value Per Share
($10.31 DIVIDED BY 95.25%)..............................................................         $10.31

Sales Charge, 4.75% of
offering price (4.75% of
net asset value per share)..............................................................           $.51

Offering to Public......................................................................         $10.82

                           TOTAL RETURN ADVANTAGE FUND
                           ---------------------------
Net Assets of A Shares..................................................................     $4,685,910

Outstanding A Shares....................................................................        469,625

Net Asset Value Per Share
($9.98 DIVIDED BY 95.25%)...............................................................          $9.98

Sales Charge, 4.75% of
offering price (5.01% of
net asset value per share)..............................................................           $.50

Offering to Public......................................................................         $10.48


                                      -73-

                                    BOND FUND
                                    ---------
Net Assets of A Shares..................................................................     $2,803,943

Outstanding A Shares....................................................................        280,950

Net Asset Value Per Share
($9.98 DIVIDED BY 95.25%)...............................................................          $9.98

Sales Charge, 4.75% of
offering price (5.01% of
net asset value per share)..............................................................           $.50

Offering to Public......................................................................         $10.48

                             INTERMEDIATE BOND FUND
                             ----------------------
Net Assets of A Shares..................................................................     $5,129,418

Outstanding A Shares....................................................................        492,519

Net Asset Value Per Share
($10.41 DIVIDED BY 95.25%)..............................................................         $10.41

Sales Charge, 4.75% of
offering price (5.00% of
net asset value per share)..............................................................           $.52

Offering to Public......................................................................         $10.93


                                      -74-

                                    GNMA FUND
                                    ---------
Net Assets of A Shares..................................................................     $1,497,415

Outstanding A Shares....................................................................       $148,223

Net Asset Value Per Share
($10.10 DIVIDED BY 95.25%)..............................................................         $10.10
Sales Charge, 4.75% of
offering price (4.95% of
net asset value per share)*.............................................................           $.50

Offering to Public......................................................................         $10.60

                              ENHANCED INCOME FUND
                              --------------------
Net Assets of A Shares..................................................................       $550,430

Outstanding A Shares....................................................................         55,120

Net Asset Value Per Share
($9.99 DIVIDED BY 97.25%)...............................................................          $9.99

Sales Charge, 2.75% of
offering price (2.80% of
net asset value per share)..............................................................           $.28

Offering to Public......................................................................         $10.27


                                      -75-

                            OHIO TAX EXEMPT BOND FUND
                            -------------------------
Net Assets of A shares..................................................................     $4,807,991

Outstanding A shares....................................................................        437,155

Net Asset Value Per Share
($11.00 DIVIDED BY 97.0%)...............................................................         $11.00

Sales Charge, 3.00% of
offering price (3.09% of
net asset value per share)..............................................................           $.34

Offering to Public......................................................................         $11.34

                           PENNSYLVANIA MUNICIPAL FUND
                           ---------------------------
Net Assets of A shares..................................................................       $217,980

Outstanding A shares....................................................................         20,958

Net Asset Value Per Share
($10.40 DIVIDED BY 97.0%)...............................................................         $10.40

Sales Charge, 3.00% of
offering price (3.08% of
net asset value per share)..............................................................           $.32

Offering to Public......................................................................         $10.72

                            NATIONAL TAX EXEMPT FUND
                            ------------------------
Net Assets of A shares..................................................................     $4,205,129

Outstanding A shares....................................................................        421,712

Net Asset Value Per Share
($9.97 DIVIDED BY 95.25%)..............................................................          $9.97

Sales Charge, 4.75% of
offering price (5.02% of
net asset value per share)..............................................................           $.50


                                      -76-

Offering to Public......................................................................         $10.47



EXCHANGE PRIVILEGE

          Investors may exchange all or part of their A or B shares as described in the Prospectus. Any rights an Investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Fund Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

          By use of the exchange privilege, the Investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The Investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of A or B shares and account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES

          The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectus, including 78 classes or series, which represent interests in the International Equity Fund (Class U, Class U - Special Series 1 and Class U - Special Series 2), Small Cap Value Fund (Class N, Class N - Special Series 1 and Class N Special Series 2), Small Cap Growth Fund (Class X, Class X - Special Series 1 and Class X - Special Series 2), Equity Growth Fund (Class H, Class H - Special Series 1 and Class H - Special Series
2), Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2); Core Equity Fund (Class W, Class W Special Series 1 and Class W - Special Series 2), Equity Index Fund (Class V and Class V - Special Series
1), Equity Income Fund (Class M, Class M - Special Series 1 and Class M - Special Series 2), Balanced Allocation Fund (Class AA, Class AA - Special Series 1 and Class AA - Special Series 2); Total Return Advantage Fund (Class P, Class P - Special Series 1 and Class P - Special Series 2), Bond Fund (Class R, Class R - Special Series 1 and Class R - Special Series 2), Intermediate Bond Fund (Class I, Class I - Special Series 1 and Class I - Special Series 2), GNMA Fund (Class S Class S - Special Series 1 and Class S - Special Series 2), Enhanced Income Fund (Class O, Class O - Special Series 1 and Class O - Special Series
2), Ohio Tax Exempt Bond Fund (Class K, Class K -Special Series 1 and Class K - Special Series 2), Pennsylvania Tax Exempt Bond Fund (Class T, Class T - Special Series 1 and Class T - Special Series 2), National Tax Exempt Bond Fund (Class L, Class L-Special Series 1 and Class L-Special Series 2); Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1); Pennsylvania Tax Exempt Money Market Fund (Class Q and Class Q - Special Series 1), Tax Exempt Money Market Fund

(Class D, Class D - Special Series 1 and Class D - Special Series 2), Money Market Fund (Class A, Class A -Special Series 1 and Class A - Special Series 2), Government Money Market Fund (Class B and Class B - Special Series 1), Treasury Money Market Fund (Class C and Class C - Special Series 1), Mid Cap Growth Fund (Class GG, Class GG - Special Series 1 and Class GG - Special Series 2), Large Cap Ultra Fund (Class II, Class II - Special Series 1 and Class II - Special Series 2), U.S. Government Income Fund (Class DD, Class DD - Special Series 1 and Class DD - Special Series 2), Michigan Municipal Bond Fund (Class HH, Class HH - Special Series 1 and Class HH Special Series 2) and the Treasury Plus Money Market Fund (Class CC and Class CC - Special Series 1), as described in this Statement of Additional Information and the related Prospectus.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual Fund, shareholders of a Fund are entitled to receive the assets available for distribution belonging to the particular Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets of the Trust not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only I and A shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, and only B shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to B shares.

          Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

          Each Fund of the Trust will be treated as a separate corporate entity under the Code and intends to qualify as a regulated investment company. In order to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

          If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

          A Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

          The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

          In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

ADDITIONAL TAX INFORMATION CONCERNING THE OHIO MUNICIPAL, PENNSYLVANIA TAX EXEMPT AND TAX EXEMPT MONEY MARKET FUNDS

          As described above and in the Prospectus, the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Market Funds are designed to provide investors with tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

          The policy of the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds is to pay each year as federal exempt-interest dividends substantially all the Funds' Municipal Securities interest income net of certain deductions. In order for the Funds to pay federal exempt-interest dividends with respect to any taxable year, at the close of each taxable quarter at least 50% of the aggregate value of their respective portfolios must consist of tax-exempt obligations. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. However, the aggregate amount of dividends so designated by the Funds cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Funds with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Funds with respect to such year.

          Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends would retain the exclusion under Section 103(a) if the shareholder would be treated as a "substantial user" or a "related person" to such user with respect to facilities financed through any of the tax-exempt obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money

Market Funds. A "substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. A "related person" includes certain related natural persons, affiliated corporations, partners and partnerships, and S corporations and their shareholders.

ADDITIONAL TAX INFORMATION CONCERNING THE MICHIGAN MUNICIPAL BOND FUND

          As indicated in the Prospectus, the Michigan Municipal Bond Fund is designed to provide shareholders with current tax-exempt interest income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Fund's dividends being tax-exempt; furthermore, such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Fund may not be appropriate investments for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 50% of the total revenues derived by any users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          The percentage of total dividends paid by the Michigan Municipal Bond Fund with respect to any taxable year which qualifies as federal exempt interest dividends will be the same for all shareholders receiving dividends during such year. In order for the Fund to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter, at least 50% of the aggregate value of the Fund must consist of exempt-interest obligations. In addition, the Fund must distribute 90% of the aggregate exempt-interest income and 90% of the investment company taxable income earned by it during the taxable year. After the close of the Fund's taxable year, the Fund will notify each shareholder of the portion of the dividends paid by the Fund to the shareholder with respect to such taxable year which constitutes an exempt-interest dividend. However, the aggregate amount of dividends as designated cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under
Section 265 and 171(a)(2) of the Code.

          Although the Michigan Municipal Bond Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Michigan Municipal Bond Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded a regulated investment company, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

          The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Michigan Municipal Bond Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders or of Michigan state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING THE OHIO TAX EXEMPT BOND FUND

          The Ohio Tax Exempt Bond Fund is not subject to the Ohio personal income or school district or municipal income taxes in Ohio. The Ohio Tax Exempt Bond Fund is not subject to the Ohio corporation franchise tax or the Ohio dealers in intangibles tax, provided that, if there is a sufficient nexus between the State of Ohio and such entity that would enable the State to tax such entity, the Fund timely files the annual report required by Section 5733.09 of the Ohio Revised Code. The Ohio Tax Commissioner has waived the annual filing requirement for every tax year since 1990, the first year to which such requirement applied.

          Shareholders of the Fund otherwise subject to Ohio personal income tax or municipal or school district income taxes in Ohio imposed on individuals and estates will not be subject to such taxes on distributions with respect to shares of the Fund ("Distributions") to the extent that such Distributions are properly attributable to interest on or gain from the sale of obligations issued by or an behalf of Ohio, political subdivisions thereof or agencies on instrumentalities of Ohio or its political subdivisions (Ohio Obligations).

          Shareholders otherwise subject to the Ohio corporation franchise tax will not be required to include Distributions in their tax base for purposes of calculating the Ohio corporation franchise tax on the net income basis to the extent that such distributions either (a) are properly attributable to interest on or gain from the sale of Ohio Obligations, (b) represent "exempt-interest dividends" for federal income tax purposes, or (c) are described in both (a) and
(b). Shares of the Fund will be included in a Shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

          Distributions that consist of interest on obligations of the United States or its territories or possessions or of any authority, commission, or instrumentality of the United States that is exempt from state income taxes under the laws of the United States (including obligations issued by the governments of Puerto Rico, the Virgin Islands or Guam and their authorities or municipalities) ("Territorial Obligations") are exempt from the Ohio personal income tax, and municipal and school district income taxes in Ohio, and, provided, in the case of Territorial Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

          It is assumed for purposes of this discussion of State and Local Taxes that the Fund will continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

                              TRUSTEES AND OFFICERS

          The trustees and executive officers of the Trust, their addresses, principal occupations during the past five years, and other affiliations are as follows:

                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ------------                       ----------------------
Robert D. Neary                                    Chairman of the Board and Trustee  Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                                                                 April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                                Cold Metal Products, Inc., since March
Age 65                                                                                1994; Director, Strategic Distribution,
                                                                                      Inc., since January 1999.

Herbert R. Martens, Jr.*                           President and Trustee              Executive Vice President, National City
c/o NatCity Investments, Inc.                                                         Corporation (bank holding company),
1965 East Sixth Street                                                                since July 1997; Chairman, President and
Cleveland, OH  44114                                                                  Chief Executive Officer, NatCity
Age 47                                                                                Investments, Inc. (investment banking),
                                                                                      since July 1995; President and Chief
                                                                                      Executive Officer, Raffensberger, Hughes
                                                                                      & Co. (broker-dealer) from 1993 until
                                                                                      1995; President, Reserve Capital Group,
                                                                                      from 1990 until 1993.

Leigh Carter*                                      Trustee                            Retired President and Chief Operating
13901 Shaker Blvd., #6B                                                               Officer, B.F. Goodrich Company, August
Cleveland, OH  44120                                                                  1986 to September 1990;  Director, Adams
Age 73                                                                                Express Company (closed-end investment
                                                                                      company),April 1982 to December 1997;
                                                                                      Director, Acromed Corporation; (producer of
                                                                                      spinal implants), June 1992 to March 1998;
                                                                                      Director, Petroleum & Resources Corp., April
                                                                                      1987 to December 1997; Director, Morrison
                                                                                      Products (manufacturer of blower fans and air
                                                                                      moving equipment),since April 1983; Director,
                                                                                      Kirtland Capital Corp. (privately funded
                                                                                      investment group), since January 1992;
                                                                                      Director, Truseal Technologies (manufacturer
                                                                                      of insulated glass sealants), since April
                                                                                      1997.

John F. Durkott                                    Trustee                            President and Chief Operating Officer,
8600 Allisonville Road                                                                Kittle's Home Furnishings Center, Inc.,
Indianapolis, IN  46250                                                               since January 1982; partner, Kittles
Age 55                                                                                Bloomington Properties LLC, since January
                                                                                      1981; partner, KK&D II LLC, since February
                                                                                      1998; Affiliated Real Estate Companies of
                                                                                      Kittles Home Furnishing Center since January
                                                                                      1989.

                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ------------                       ----------------------
Robert J. Farling                                  Trustee                            Retired Chairman, President and Chief
1608 Balmoral Way                                                                     Executive Officer, Centerior Energy
Westlake, OH  44145                                                                   (electric utility), March 1992 to
Age 62                                                                                October 1997; Director, National City
                                                                                      Bank until October 1997; Director,
                                                                                      Republic Engineered Steels, October 1997
                                                                                      to September 1999.

Richard W. Furst, Dean                             Trustee                            Garnis D. Kincaid Professor of Finance
2133 Rothbury Road                                                                    and Dean, Carol Martin Gatton College of
Lexington, KY  40515                                                                  Business and Economics, University of
Age 60                                                                                Kentucky, since 1981; Director, The Seed
                                                                                      Corporation (restaurant group), since 1990;
                                                                                      Director; Foam Design, Inc., (manufacturer
                                                                                      of industrial and commercial foam products),
                                                                                      since 1993.

Gerald L. Gherlein                                 Trustee                            Executive Vice-President and General
3679 Greenwood Drive                                                                  Counsel, Eaton Corporation, since 1991
Pepper Pike, OH  44124                                                                (global manufacturing); Trustee, Meridia
Age 61                                                                                Health System (four hospital health
                                                                                      system), 1994 to 1998; Trustee, WVIZ
                                                                                      Educational Television (public
                                                                                      television).

J. William Pullen                                  Trustee                            President and Chief Executive Officer,
Whayne Supply Company                                                                 Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                                     equipment distribution), since 1986;
P.O. Box 35900                                                                        President and Chief Executive Officer,
Louisville, KY 40232-5900                                                             American Contractors Rentals & Sales
Age 60                                                                                (rental subsidiary of Whayne Supply
                                                                                      Co.), since 1988.

W. Bruce McConnel, III                             Secretary                          Partner of the law firm
One Logan Square                                                                      Drinker Biddle & Reath LLP,
18th and Cherry Streets                                                               Philadelphia, Pennsylvania.
Philadelphia, PA  19103-6996
Age 56

John Leven                                         Treasurer                          Director of Funds Accounting of SEI
One Freedom Valley Drive                                                              Investments since March 1999; Division
Oaks, PA  19456                                                                       Controller, First Data Corp. from
Age 42                                                                                February 1998 to March 1999; Corporate
                                                                                      Controller, FPS Services, a mutual funds
                                                                                      servicing company, from February 1993 to
                                                                                      February 1998; Treasurer, FPS Broker Services,
                                                                                      Inc. from March 1993 to December 1998.

                                                                                      PRINCIPAL OCCUPATION
                                                   POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                                   THE TRUST                          AND OTHER AFFILIATIONS
----------------                                   ------------                       ----------------------
Edward T. Searle                                   Assistant Treasurer                Vice President and Assistant Secretary
One Freedom Valley Drive                                                              of SEI Investments Mutual Funds Services
Oaks, PA  19456                                                                       and SEI Investments Distribution Co.
Age 45                                                                                since August 1999; Associate, Drinker
                                                                                      Biddle & Reath LLP (law firm) from June 1998
                                                                                      to August 1999; Associate, Ballard Spahr
                                                                                      Andrews & Ingersoll LLP (law firm) from
                                                                                      September 1995 to June 1998; Student, Temple
                                                                                      University School of Law, from 1992 to 1995.

--------------------
     *Messrs. Carter and Martens are considered by the Trust to be "interested persons" of the Trust as defined in the 1940 Act.

          As of the date of this Statement of Additional Information, the trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the Funds of the Trust, and less than 1% of the outstanding shares of all of the Funds of the Trust in the aggregate.


          Each trustee of the Trust serves as a trustee of The Parkstone Group of Funds ("Parkstone") and The Parkstone Advantage Fund ("Parkstone Advantage"), registered investment companies.

          Mr. Martens is an "interested person" because (1) he is an Executive Vice President of National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of National City Corporation, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with National City Investment Management Company.

          Mr. Carter is an "interested person" of the Trust, as defined in the 1940 Act, due to his ownership of 7,200 shares of stock of National City Corporation, an affiliate of National City Investment Management Company, the Fund's investment adviser.


          Mr. Leven and Mr. Searle are employed by SEI Investments Mutual Funds Services, which receives fees as Administrator to the Trust. Mr. Searle is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.

          With respect to the Trust, Parkstone and Parkstone Advantage, each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The three fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. The trustees and officers of the Trust own less than 1% of the shares of the Trust.

          The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 1999:

                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Approval           Total Compensation
Name of                            Compensation       Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                   from the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                   --------------     -------------------    -------------      ------------------
Robert D. Neary,                     $26,198.80                $0                  $0                $35,000
Chairman and Trustee

Leigh Carter, Trustee                $22,394.43                $0                  $0                $30,000

John F. Durkott, Trustee             $22,394.43                $0                  $0                $30,000

Robert J. Farling, Trustee           $22,394.43                $0                  $0                $30,000

Richard W. Furst, Trustee            $22,394.43                $0                  $0                $30,000

Gerald L. Gherlein, Trustee          $22,394.43                $0                  $0                $30,000

Herbert R. Martens, Jr.,                     $0                $0                  $0                     $0
President and Trustee

J. William Pullen, Trustee           $22,394.43                $0                  $0                $30,000

---------------------

* The "Fund Complex" consists of Armada Funds, The Parkstone Group of Funds and The Parkstone Advantage Funds. Each of the Trustees serves as Trustee to all three investment companies. The Trustees became trustees of The Parkstone Group of Funds and the Parkstone Advantage Fund effective August 14, 1998.

          The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

SHAREHOLDER AND TRUSTEE LIABILITY

          Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

          The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense, reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.


                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

          IMC serves as investment adviser to the: (a) International Equity, Small Cap Value and Small Cap Growth Funds under an Advisory Agreement dated August 13, 1998; (b) Equity Growth and Equity Income Funds under an Advisory Agreement dated November 19, 1997; (c) Core Equity Fund under an Advisory Agreement dated June 29, 1998; (d) Equity Index and Tax Managed Equity Funds under an Advisory Agreement dated April 9, 1998; (e) Balanced Allocation Fund under an Advisory Agreement Dated April 9, 1998; (f) Total Return Advantage Fund and Enhanced Income Fund under an Advisory Agreement dated March 6, 1998; (g) Bond Fund, Intermediate Bond Fund and GNMA Funds under an Advisory Agreement dated November 21, 1997; (h) Pennsylvania Tax Exempt, Tax Exempt, Money Market, Government and Treasury Funds under an Advisory Agreement dated November 19, 1997; (i) Ohio Municipal Fund pursuant to an Advisory Agreement dated April 9, 1998; (j) Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds under an Advisory Agreement dated November 19, 1997; (k) National Tax Exempt Bond Fund under an Advisory Agreement dated

April 9, 1998 and (l) Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and the Treasury Plus Money Market Funds under an Advisory Agreement dated August 5, 1998. Prior to such dates, National City Bank or an affiliate served as adviser to the Funds other than the Core Equity Fund.


          National Asset Management Corporation ("NAM") serves as investment sub-adviser to the Core Equity Fund (the "sub-adviser"). Prior to June 29, 1998, NAM served as adviser to the Core Equity Fund. NAM serves as sub-investment adviser to the Total Return Advantage Fund under a Sub-Advisory Agreement with IMC dated March 6, 1998 and until June 29, 1998 served as investment adviser to the Total Return Advantage and Enhanced Income Funds. IMC National City Bank and its affiliates (including NAM until March 6, 1998) are affiliates of National City Corporation, a bank holding company with $81 billion in assets, and headquarters in Cleveland, Ohio and over 1,000 branch offices in six states. From time to time, the adviser may voluntarily waive fees or reimburse the Trust for expenses.


          Pursuant to the advisory agreements in effect for the following periods, the Trust incurred advisory fees in the following amounts for the fiscal years ended May 31, 1999, 1998 and 1997: (i) $2,360,071 (after waivers of $0), $1,989,606 (after waivers of $0) and $982,053 with respect to the Small Cap Value Fund; (ii) $8,840,432 (after waivers of $0), $2,395,579 (after waivers of $0), and $1,612,194 with respect to the Equity Growth Fund; and (iii) $3,169,439 (after waivers of $0), $1,237,195 (after waivers of $0), and $669,107 with respect to the Equity Income Fund. For the fiscal year ended 1999, and the period from August 1, 1997 (commencement of operations) to May 31, 1998, the International Equity, Small Cap Growth and Core Equity Funds incurred advisory fees in the amount of $1,723,308, $611,655, $947,557, (after fee waivers of $0, $0 and $0) and $570,684, $208,833, and $608,222, (after fee waivers of $50,784,
$18,000, and $64, 683 respectively. For the fiscal year ended 1999, and the period from May 31, 1998 to May 31, 1999, the Tax Managed Equity Fund incurred advisory fees in the amount of $1,302,931 (after fee waivers of $308,130) and $0 (after fee waivers of $173,851). The Equity Index Fund commenced operations on July 10, 1998, and as of May 31, 1999 paid advisory fees of $0 (after fee waivers of $503,834). The Mid Cap Growth and Large Cap Ultra Funds have not yet commenced operations. The Balanced Allocation Fund commenced operations on July 10, 1998. Advisory fees were $422,278 (after fee waivers of $0) for the period from commencement of operations until May 31, 1999.


          Pursuant to the advisory agreements relating to the Total Return Advantage, Intermediate Bond and Enhanced Income Funds then in effect, the Trust incurred advisory fees in the following respective amounts for the fiscal years ended May 31, 1999, 1998 and 1997: (i) $1,105,774 (after waivers of $634,144),
$404,823 (after waivers of $1,133,101), and $0 (after waivers of $1,530,963) for the Total Return Advantage Fund; (ii) $1,057,813 (after waivers of $396,680), $593,301 (after waivers of $222,488), and $550,261 (after waivers of $118,288)
for the Intermediate Bond Fund; and (iii) $172,808 (after waivers of $173,823) $65,970, (after waivers of $264,973) and $0 (after waivers of $296,129) for the Enhanced Income Fund. The Michigan Municipal Bond Fund has not yet commenced operations.


          Pursuant to the advisory agreements relating to the Bond and GNMA Funds then in effect, the Trust incurred advisory fees in the following amounts for the fiscal years ended May 31, 1999 and 1998 and 1997: (i) $3,589,348 (after waivers of $0), $574,688 (after waivers of $0) and $485,145 (after fee waivers of $54,417) for the Bond Fund and (ii)

$491,789 (after waivers of $0), $395,769 (after waivers of $0) and $323,854
(after fee waivers of $50,450) for the GNMA Fund.


          For the period from September 9, 1996 (date of reorganization of the Predecessor Funds) until May 31, 1997, IMC earned advisory fees of $366,399, and $256,168 and waived fees in the amounts of $0 and $0 for the Bond and GNMA Funds, respectively. Integra Trust Company ("Integra"), the investment adviser to the Predecessor Bond and GNMA Funds, earned the following advisory fees with respect to such funds for the stated periods: (i) $173,163 and $118,136 for the period from June 1, 1996 until September 9, 1996; (ii) $53,654 and $36,971 for the one-month period ended May 31, 1996 Integra waived advisory fees during the same periods in the amounts of: (i)$54,417 and $50,450 and (ii) $11,464 and $9,583, respectively.


          Pursuant to the advisory agreements in effect for the following periods, the Trust incurred advisory fees in the following amounts for the fiscal years ended May 31, 1999, 1998 and 1997: (i) $924,937 (after waivers of $1,233,250), $742,324 (after waivers of $989,768) and $573,529 (after waivers of
$764,704), respectively, for the Tax Exempt Money Market Fund; (ii) $8,013,996 (after waivers of $3,205,598), 6,126,877 (after waivers of $2,451,233) and
$5,067,456 (after waivers of $2,026,982) and respectively, for the Money Market Fund; and (iii) $3,699,448 (after waivers of $1,479,779), $2,815,875 (after waivers of $1,126,349) and $2,415,282 (after waivers of $966,112), respectively, for the Government Money Market Fund. Advisory fees in the amounts of $980,380 (after waivers of $196,076), $766,895 (after waivers of $153,379) and $794,834
(after waivers of $158,966) were incurred for the fiscal year ended May 31, 1999, 1998 and 1997 with respect to the Treasury Money Market Fund.


          Pursuant to the Advisory Agreement, the Trust incurred advisory fees in the amount of $203,004 (after waivers of $338,340) and $142,220 (after waivers of $237,029) for the fiscal years ended May 31, 1999 and 1998 for the Pennsylvania Tax Exempt Money Market Fund. For the period from September 9, 1996 (date of reorganization of the Predecessor Fund) until May 31, 1997, IMC, the Adviser of the Pennsylvania Tax Exempt Money Market Fund, earned advisory fees of $224,379 and waived fees in the amount of $140,237 with respect to that Fund. For the period from June 1, 1996 until September 9, 1996 and for the one-month period ended May 31, 1996, the Integra Trust Company ("Integra"), the investment adviser to the Predecessor Fund, earned advisory fees of $85,768 and $26,907, respectively. Integra waived fees in the amount of $51,068 and $9,868. The Ohio Municipal Money Market Fund commenced operations on September 15, 1998. Advisory fees were $103,978 (after waivers of $157,160) for the period from commencement of operations until May 31, 1999.


          Pursuant to the advisory agreements in effect for the following periods, the Trust incurred with respect to the Ohio Tax Exempt Bond Fund advisory fees of $71,985 for the fiscal year ended May 31, 1999 (after waivers of $1,060,233) $0 for the fiscal year ended May 31, 1998 (after waivers of $649,247) and $0 for the period from commencement of operations (January 5,
1990) to May 31, 1997 (after waivers of $490,179).


          Pursuant to the advisory agreements in effect for the fiscal years ended May 31, 1999 and 1998, the Trust incurred with respect to the Pennsylvania Municipal Bond Fund advisory fees of $78,742 (after waivers of $137,798) and $150,120 (after waivers of $56,245). For the period from September 9, 1996 (date of reorganization of the predecessor fund to the Pennsylvania Municipal Bond
Fund) until May 31, 1997, National

City Bank, the then adviser of the Pennsylvania Municipal Bond Fund, earned advisory fees of $147,646 and waived fees in the amount of $2,684 with respect to that Fund. For the period from June 1, 1996 until September 9, 1996, and for the one-month period ended May 31, 1996, Integra Trust Company ("Integra"), the investment adviser to the Predecessor fund to the Pennsylvania Municipal Bond Fund, earned advisory fees of $73,107 and $23,057. Integra waived fees in the amounts of $26,413 and $6,792.


          For the fiscal year ended May 31, 1999 and the fiscal period April 9, 1998 (commencement of operations) through May 31, 1998, the Trust incurred with respect to the National Tax Exempt Bond Fund advisory fees of $36,100 (after waivers of $492,594) and $0 (after waivers of $62,113).

          Each Advisory and Sub-Advisory Agreement provides that the Adviser and sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory or Sub-Advisory Agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-adviser in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.

          The Advisory Agreement relating to the Money Market, Government, Treasury, Tax Exempt and Pennsylvania Tax Exempt Funds was approved by the shareholders of each Fund on November 19, 1997. The Advisory Agreement with IMC relating to the Ohio Municipal Fund Funds was approved by the sole shareholder of the Fund as of the day prior to the day it commenced operations.

          The Advisory Agreement relating to the International Equity, Small Cap Value and Small Cap Growth Funds was approved by the shareholders of these Funds on August 13, 1998. The Advisory Agreement relating to the Equity Growth and Equity Income Funds was approved by the shareholders of each of these Funds on November 19, 1997. With respect to the Core Equity Fund, the Advisory Agreement with National City and the Sub-Advisory Agreement with NAM was approved by the Fund's shareholders on June 29, 1998. The Advisory Agreement relating to the Tax Managed Equity and Equity Index Funds was approved by their sole shareholders prior to the Funds' commencement of operations. The current Advisory Agreement with respect to the Total Return Advantage Fund and Enhanced Income Fund was approved by a majority of shareholders of each such Fund at a Special Meeting of Shareholders held on June 29, 1998 in order to approve such Advisory Agreement. The Advisory Agreement relating to the Ohio Tax Exempt Bond and Pennsylvania Municipal Bond Funds was approved by the shareholders of the Funds on November 19, 1997 and by the sole shareholder of the National Tax Exempt Bond Fund as of the day prior to the day it commenced operations. The current Advisory Agreement with respect to the other Funds was approved by a majority of shareholders of each such Fund at a Special Meeting of Shareholders held on November 19, 1997 in order to approve such Advisory Agreement. The current Sub-Advisory Agreement with respect to the Total Return Advantage Fund was approved by a majority of shareholders of the Fund at a Special Meeting of Shareholders held on June 29, 1998 in order to approve such Sub-Advisory Agreement. The Advisory Agreement with respect to the Mid Cap Growth, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market
Funds was approved by the sole shareholder of each Fund on the date it commenced operations.

          Unless sooner terminated, the Advisory Agreements will continue in effect with respect to the Funds to which they relate until September 30, 1999 and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of such Funds (as defined in the Funds' Prospectus) and a majority of the trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreements and Sub-Advisory Agreement may be terminated by the Trust or the Adviser or sub-advisers on 60 days written notice, and will terminate immediately in the event of its assignment.

AUTHORITY TO ACT AS INVESTMENT ADVISER

          Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System,
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a bank holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company. The Adviser believes that it may perform the services for the Fund contemplated by its Advisory Agreement with the Trust as described in such agreement without violation of applicable banking laws or regulations. However, there are no controlling judicial precedents and future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Adviser from continuing to perform services for the Trust. If the Adviser were prohibited from providing services to the Fund, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreement would be subject to shareholder approval.

          Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of the Adviser, or its affiliated and correspondent banks in connection with shareholder purchases of Fund shares, the Adviser and its affiliated and correspondent banks might be required to alter materially or discontinue the services offered by them to shareholders. It is not anticipated, however, that any resulting change in the Trust's method of operations would affect its net asset value per share or result in financial losses to any shareholder.

          If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Adviser, or an affiliate of the Adviser, would consider the possibility of offering to perform additional services of the Trust. Legislation modifying such restrictions has been proposed in past sessions in Congress. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Adviser, or such an affiliate, might offer to provide such services.

ADMINISTRATION AGREEMENT AND SUB-ADMINISTRATION AGREEMENT

          The Trust and SEI Investment Mutual Fund Services (the
"Administrator") have entered into an administration agreement (the "Administration Agreement") effective May 1, 1998.

          The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

          The Administrator, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in the Administrator. SEI Investments and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Parkstone Advantage Fund, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds and UAM Funds, Inc. II.

          The Administrator is entitled to receive with respect to the Funds, an administrative fee, computed daily and paid monthly, at an annual rate of .07% of the aggregate average daily net assets of all of the investment funds of Armada up to the first eighteen (18) billion dollars in assets, and .06% of the aggregate average daily net assets over eighteen (18) billion dollars in assets, and is entitled to be reimbursed for its out-of-pocket expenses incurred on behalf of the Funds.

          IMC serves as sub-administrator for each of the Funds and provides certain services as may be requested by the Administrator from time to time. For its services as Sub-Administrator, IMC receives, from the Administrator, pursuant to its Sub-Administration Agreement with the Administrator, a fee, computed daily and paid monthly, at the annual rate of .01% of the aggregate average daily net assets of all of the investment funds of Armada up to the first $15 billion, and .015% of the aggregate average daily net assets over $15 billion.

          The Trust incurred the following fees to SEI for the fiscal year ended May 31, 1999 and the period from May 1, 1998 (April 9, 1998 in the case of the Tax Managed Equity Fund pursuant to an agreement substantially identical to the Administration Agreement) through May 31, 1998: $116,269 (after waivers of $0) and $8,857 (after waivers of $0) with respect to the International Equity Fund; $180,236 (after waivers of $0) and $16,100 (after waivers of $0) with respect to the Small Cap Value Fund; $45,999 (after waivers of $0) and $4,252 (after waivers of $0) with respect to the Small Cap Growth Fund; $830,212 (after waivers of $0) and $19,814 with respect to the Equity Growth Fund (after waivers of $0); $150,366 (after waivers of $0) and $15,886 (after waivers of $0) with respect to the Tax Managed Equity Fund; $89,073 (after waivers of $0) and $6,096 (after waivers of $0) with respect to the Core Equity Fund; and $295,814 (after waivers of $0) and $10,576 (after waivers of $0) with respect to the Equity Income Fund; .


          The Equity Index Fund commenced operations on July 10, 1998, and as of May 31, 1999 paid Administration fees of $100,767.


          Prior to May 1, 1998, PFPC served as the administrator and accounting agent to the Funds other than the Tax Managed Equity and National
Tax Exempt Bond Funds. Pursuant to the former Administration and Accounting Services Agreement, the Trust incurred the following fees to PFPC for the period from June 1, 1997 to April 30, 1998 and the fiscal year ended May 31, 1997 : $227,796 and $130,930 (after waivers of $0 and $0) with respect to the Small Cap Value Fund; $264,998 and $208,810 (after waivers of $0 and $0) with respect to the Equity Growth Fund; and $148,763 and $89,214 (after waivers of $0 and $0) with respect to the Equity Income Fund. For the period from August 1, 1997 (commencement of operations) to April 30, 1998, the Small Cap Growth, International Equity and Core Equity Funds incurred the following fees to PFPC pursuant to the former Administration and Accounting Services Agreement: $7,970 (after waivers of $17,879) with respect to the Small Cap Growth Fund; $0 (after waivers of $71,716) with respect to the International Equity Fund; and $0 (after waivers of $80,647) with respect to the Core Equity Fund.


          For the fiscal year ended May 31, 1999, the Administrator earned administration fees of $41,193, $223,081, $457,444, $185,117, $62,591 and
$54,342, (after waivers $0, $0, $0, $0, $0 and $0) with respect to the Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA and Enhanced Income Funds. For the period from May 1, 1998 through May 31, 1998, the Administrator earned administration fees of $13,648, $6,901, $8,873, $4,405 and $4,081 with respect to the Total Return Advantage, Bond, Intermediate Bond, GNMA and Enhanced Income Funds.

          Prior to May 1, 1998, PFPC served as the administrator and accounting agent to the Trust. The services provided as administrator and accounting agent and current fees are described in the Prospectus. Pursuant to the former Administration and Accounting Services Agreement, the Trust incurred the following respective fees to PFPC for the fiscal period ended April 30, 1998 and for the fiscal year ended May 31, 1997: (i) $241,258 and $258,768 for the Total Return Advantage Fund; (ii) $135,648 and $121,554 for the Intermediate Bond Fund; and (iii) $67,984 and $65,807 for the Enhanced Income Fund and the Trust incurred $94,631 and $65,665 and in respective fees to PFPC for the fiscal period ended April 30, 1998 with respect to Bond and GNMA Funds.

          For the period from September 9, 1996 (date of reorganization of the Predecessor Funds) until May 31, 1997, PFPC earned administration fees of $66,618 and $46,576 for the Bond and GNMA Funds, respectively. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, served as administrator to the Predecessor Bond and GNMA Funds and earned the following fees with respect to such funds for the stated periods: (i) $44,528 and $30,378 for the period from June 1, 1996 until September 9, 1996 and (ii) $13,797 and $9,507 for the one-month period ended May 31, 1996.

          For the fiscal year ended May 31, 1999, the Administrator earned administration fees of $144,100, $27,560 and $67,288 with respect to the Ohio Tax Exempt, Pennsylvania Municipal and National Tax Exempt Bond Funds (after waivers of $0, $0 and $0). For the period from May 1, 1998 (April 9, 1998 in the case of the National Tax Exempt Bond Fund pursuant to an agreement substantially identical to the Administration Agreement), the Administrator earned administration fees of $9,113, $2,069 and $8,247 with respect to the Ohio Tax Exempt, Pennsylvania Municipal and National Tax Exempt Bond Funds (after waivers of $0, $0 and $0), respectively.


          Prior to May 1, 1998, PFPC served as the administrator and accounting agent to the Ohio Tax Exempt and Pennsylvania Tax Exempt Bond Funds. Pursuant to the Administration and Accounting Services

Agreement, the Trust incurred the following fees to PFPC for the period ended April 30, 1998, and fiscal year ended May 31 1997 with respect to the Ohio Tax Exempt Bond Fund (i) $105,026 and $89,124, respectively, for the Ohio Tax Exempt Bond Fund; and (ii) $36,010, for the fiscal period end April 30, 1998 with respect to the Pennsylvania Tax Exempt Bond Fund. For the period from September 9, 1996 (date of reorganization of the Predecessor Fund) until May 31, 1997, PFPC earned administration fees of $26,845 with respect to the Pennsylvania Tax Exempt Bond Fund. For the period from June 1, 1996 until September 9, 1996 and for the one-month period ended May 31, 1996 SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, served as administrator to the Predecessor Fund and earned the following fees: $18,799 and $68,101, respectively, and waived fees of $0 and $9,681 respectively.

          For the period from June 1, 1997 to April 30, 1998, PFPC earned administration fees of $36,010 with respect to the Pennsylvania Tax Exempt Fund. For the period from September 9, 1996 (date of reorganization of the Predecessor
Fund) until May 31, 1997, PFPC earned administration fees of $24,530 with respect to the Pennsylvania Tax Exempt Fund. For the period from June 1, 1996 until September 9, 1996, and for the one-month period ended May 31, 1996, SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, served as administrator to the Predecessor Fund and earned the following fees:
$28,589 and $8,969; respectively.

          Prior to May 1, 1998, PFPC served as the administrator and accounting agent to the Funds. Pursuant to the former Administration and Accounting Services Agreement, the Trust incurred the following fees to PFPC for the period from June 1, 1997 to April 30, 1998 and the fiscal year ended 1997: (i) $187,219 and $170,489, respectively, for the Tax Exempt Fund; (ii) $523,266 and $502,464, respectively, for the Money Market Fund; (iii) $239,017 and $239,708, respectively, for the Government Fund; and (iv) $65,115, $79,005 and $37,703 respectively for the Treasury Fund.


          For the fiscal year ending May 31, 1999, 1998 and 1997, the Administrator earned administration fees of $74,228, $94,553, $431,637, $2,261,919, $1,035,845 and $274,506, (after waivers of $0, $0, $0, $0, $0 and
$0) with respect to the Ohio Municipal Money Market, Pennsylvania Tax Exempt, Tax Exempt, Money Market, Government, and Treasury Funds. For the period from May 1, 1998 through May 31, 1998, the Administrator earned administration fees of N/A, $5,562, $29,782, $138,647, $68,244, and $18,670 with respect to the Ohio Municipal Money Market, Pennsylvania Tax Exempt, Tax Exempt, Money Market, Government, and Treasury Funds.





DISTRIBUTION PLANS AND RELATED AGREEMENT

          The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust as described in the Prospectus. Shares are sold on a continuous basis.

          Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Service and Distribution Plan for A and I shares (the "A and I Shares Plan") and a B Shares Distribution and Servicing Plan ("B Shares Plan," and, collectively, the "Distribution Plans") which permit the Trust to bear certain expenses in connection with the distribution of I and A shares, or B shares, respectively. As required by Rule 12b-1, the Trust's Distribution Plans and related Distribution Agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plans or any agreement relating to the Distribution Plans, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Distribution Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Distribution Plans and related agreements will benefit the Trust and its shareholders.

          Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

          Any change in either Distribution Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreement. The Distribution Plans and related agreement may be terminated as to a particular Fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

          The A and I Shares Plan provides that each fund will reimburse the Distributor for distribution expenses related to the distribution of A and I shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. The B Shares Plan provides that each B share class will compensate the Distributor for distribution of B shares in an amount not to exceed .75% of the average net assets of such class. Distribution expenses reimbursable by the Distributor pursuant to each Distribution Plan include direct and indirect costs and expenses incurred in connection with advertising and marketing a fund's shares, and direct and indirect costs and expenses of preparing, printing and distribution of its prospectuses to other than current shareholders.

          Under the former A and I Shares Plan and related distribution agreement (effective for the period from June 1, 1997 to May 1, 1998) each fund compensated the Distributor for distribution expenses related to the distribution of I and A shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. This former Plan provided that the Trust pay the Distributor an annual base fee of $1,250,000 plus incentive fees based upon asset growth payable monthly and accrued daily by all of the Trusts' investment funds with respect to the I and A shares.

          The Distribution Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to either Plan or interested persons of any such party and who have no direct or indirect financial interest in either Plan and
(2) the vote of a majority of the entire Board of Trustees.

          For the fiscal years ended May 31, 1999, the Trust paid the Distributor the following approximate amounts under the A and I Shares Plan and B Shares Plan for its distribution services and shareholder service assistance:


                       FISCAL YEAR 1999 DISTRIBUTION FEES

              PORTFOLIO                        DISTRIBUTION            MARKETING/           TOTAL FEES
                                                SERVICES              CONSULTATION

International Equity Fund                      $14,752                 $34,422                $49,174
Small Cap Value Fund                           $22,615                 $52,768                $75,384
Small Cap Growth                                $5,934                 $13,846                $19,779
Equity Growth Fund                            $116,102                $270,905               $387,008
Tax Managed Equity Fund                        $22,924                 $53,490                $76,414
Core Equity Fund                               $11,995                 $27,989                $39,985
Equity Index Fund*                              $9,917                 $23,140                $33,058
Equity Income Fund                             $39,215                 $91,501               $130,716
Balanced Allocation Fund                        $5,415                 $12,635                $18,050
Total Return Advantage Fund                                                                        $0
Bond Fund                                      $61,780                $144,153               $205,933
Intermediate Bond Fund                         $24,457                 $57,066                $81,523
GNMA Fund                                       $7,736                 $18,050                $25,786
Enhanced Income Fund                                                                               $0
Ohio Tax Exempt Bond Fund                      $18,062                 $42,145                $60,207
Pennsylvania Municipal Bond Fund                                                                   $0
National Tax Exempt Bond Fund                   $8,586                 $20,034                $28,620
Ohio Municipal Money Market Fund                $7,689                 $17,942                $25,631
Pennsylvania  Tax  Exempt  Money  Market       $12,011                 $28,025                $40,035
Fund
Tax Exempt Money Market Fund                   $54,340                $126,793               $181,133
Money Market Fund                             $285,026                $665,060               $950,086
Government Money Market Fund                  $130,635                $304,814               $435,449
Treasury Money Market Fund                     $34,243                 $79,901               $114,144
Mid Cap Growth Fund                                                                               N/A
Large Cap Ultra Fund                                                                              N/A
U.S. Government Income                                                                            N/A
Fund


                                      -97-

              PORTFOLIO                        DISTRIBUTION            MARKETING/           TOTAL FEES
                                                SERVICES              CONSULTATION
Michigan Municipal Bond                                                                           N/A
Fund
Treasury Plus Money Market                                                                        N/A
Fund


          *The Equity Index Fund commenced operations on July 10, 1998. The figure listed represents distribution fees for the period since that date.

          As of May 31, 1999, the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds had not commenced operations.


          Distribution services include broker/dealer and investor support, voice response development, wholesaling services, legal review and NASD filings and transfer agency management. Marketing/Consultation includes planning and development, market and industry research and analysis and marketing strategy and planning.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

          National City Bank, 1900 East Ninth St., Cleveland, Ohio 44114 serves as the Trust's custodian with respect to the Funds. Under its Custodian Services Agreement, National City Bank has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) hold and disburse portfolio securities on account of the Fund; (iii) collect and make disbursements of money on behalf of the Fund; (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (v) respond to correspondence by security brokers and others relating to its duties; and (vi) make periodic reports to the Board of Trustees concerning the Fund's operations. National City Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Funds, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Funds harmless from the acts and omissions of any bank or trust company serving as sub-custodian. Each Fund reimburses National City Bank for its direct and indirect costs and expenses incurred in rendering custodial services.

          State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, it has agreed to: (i) issue and redeem shares of the Fund; (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders; (iii) respond to correspondence by security brokers and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Board of Trustees concerning the Fund's operations. The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the month (as well as the dividends paid during the current month and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.


                           SHAREHOLDER SERVICES PLANS

          The Trust has implemented the Shareholder Services Plan for each Fund's A shares and the B Shares Plan for each Fund's B shares. Pursuant to these plans, the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of A shares or B shares in consideration for the payment of up to .25% (on an annualized basis) for the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Mid Cap Growth, U.S. Government Income and Michigan Municipal Bond Funds; .15% (on an annualized basis) for the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market, Money Market, Government Money Market, Treasury Money Market and Treasury Plus Money Market Funds; .10% (on an annualized basis), in the case of the Enhanced Income, Ohio Tax Exempt Bond, Municipal Bond and National Tax Exempt Bond Funds, of the net asset value of such shares. Such services may include: (i) aggregating and processing purchase and redemption requests from customers; (ii) providing customers with a service that invests the assets of their accounts in A or B shares; (iii) processing dividend payments from the Funds; (iv) providing information periodically to customers showing their position in A or B shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed with respect to A or B shares beneficially owned by customers; (vii) forwarding shareholder communications; and (viii) other similar services requested by the Trust. Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                             PORTFOLIO TRANSACTIONS

          Pursuant to its Advisory Agreement with the Trust, IMC is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser or Sub-Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

          For the fiscal years ended May 31, 1999, 1998 and 1997, the Small Cap Value, Equity Growth, Equity Income and, Total Return Advantage Funds paid $1,102,442, $780,933 and $421,322; $1,271,614, $1,398,444, and $803,733;
$249,890, $86,349 and $102,856; $0, $0 and $0 in brokerage commissions, respectively. For the same periods, the Intermediate Bond and Enhanced Income Funds did not pay any brokerage commissions. For the fiscal year ending May 31, 1999 and the period from August 1, 1997 (commencement of operations) to May 31, 1998, the International Equity, Small Cap Growth and Core Equity Funds paid $726,464 and $290,141; $503,450 and $51,366; and $0 and $0, in brokerage commissions, respectively. For the fiscal year ending May 31, 1999 and the period from April 9, 1998 (commencement of operations) to May 31, 1998, the Tax Managed Equity Fund paid $26,801 and $0 in brokerage commissions. For the period from commencement of operations (July 10, 1998) to May 31, 1999, the Equity Index Fund paid brokerage commissions of $93,484. For the period from commencement of operations (July 10, 1998) to May 31, 1999, the Balanced Allocation Fund paid brokerage commissions of $33,019. As of May 31, 1999, the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury Plus Money Market Funds had not yet commenced operations.


          For the fiscal years ended May 31, 1999, 1998, and the period from September 9, 1996 (date of reorganization of the Predecessor Funds) until May 31, 1997, the Bond and GNMA Funds paid no brokerage commissions. For the period from June 1, 1996 until September 9, 1996, the one-month fiscal period ended May 31, 1996, the Predecessor Bond and GNMA Funds did not pay any brokerage commissions.


          For the fiscal years ended May 31, 1999, 1998, 1997, the Ohio Tax Exempt Bond Fund did not pay any brokerage commissions.


         For the fiscal years ended May 31, 1999 and 1998, the Pennsylvania Municipal Bond Fund paid $0 and $0 in brokerage commission. For the period from September 9, 1996 (date of reorganization of the Predecessor fund to the Pennsylvania Municipal Bond Fund) until May 31, 1997, the Pennsylvania Municipal Bond Fund paid brokerage commissions of $0. For the period from June 1, 1996 until September 9, 1996, for the one-month period ended May 31, 1996, the Pennsylvania Municipal Bond Fund paid no brokerage commissions. For the fiscal year 1999 and the period from April 9, 1998 (date of commencement of operations) until May 31, 1998, the National Tax Exempt Bond Fund paid brokerage commissions of $0 and $0.

          While the Adviser (including the Sub-Adviser) generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

          Portfolio securities will not be purchased from or sold to the Trust's Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to its Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

          The Trust is required to identify any securities of its "regular brokers or dealers" that it has acquired during its most recent fiscal year. At May 31, 1999, (a) the International Equity Fund had entered into repurchase transactions with: Goldman Sachs; (b) the Small Cap Growth Fund had entered into repurchase transactions with: Goldman Sachs; (c) the Tax Managed Equity Fund had entered into repurchase transactions with: Goldman Sachs; (d) the Core Equity Fund had entered into repurchase transactions with: Goldman Sachs; (e) the Bond Fund had entered into repurchase transactions with Goldman Sachs; (f) the GNMA Fund had entered into repurchase transactions with: Goldman Sachs; (g) the Tax Exempt Fund had entered into repurchase transactions with Goldman Sachs; (h) the Money Market Fund had entered into repurchase transactions with: Prudential Bache Securities; (i) the Government Fund had entered into repurchase transactions with: Prudential Bache Securities and Goldman Sachs; and (j) the Treasury Fund had entered into repurchase transactions with Goldman Sachs; and .

          While serving as Adviser to the Fund, National City has agreed to maintain its policy and practice of conducting its Trust Department independently of its Commercial Department. In making investment recommendations for the Trust, Trust Department personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's account are customers of the Commercial Department. In dealing with commercial customers, the Commercial Department will not inquire or take into consideration whether securities of those customers are held by the Trust.

          Investment decisions for the Fund are made independently from those for the other Funds and for other investment companies and accounts advised or managed by the Adviser. Such other Funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

          During the last fiscal year, the following Funds engaged in the directed brokerage transactions in the following amounts and for the following commissions: the Equity Growth Fund, $304,941,120 in transactions and $253,608 in commissions; the Small Cap Value Fund, $18,044,068 in transactions and $76,449 in commissions; the Equity Income Fund, $34,973,766 in transactions and $45,834 in commissions; the Small Cap Growth Fund, $5,745,685 in transactions and $24,515 in commissions; the Core Equity Fund, $61,561,884 in transactions and $33,610 in commissions; the Tax Managed Equity Fund, $7,098,518 in transactions and $9,917 in commissions; the Equity Index Fund, $86,663,189 in transactions and $28,093 in commissions; the Balanced Allocation Fund, $31,999,895 in transactions and $15,515 in commissions; the International Fund, $3,554,917 in transactions and $7,698 in commissions.

                                    AUDITORS

          Ernst & Young LLP, independent auditors, with offices at Two
Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors of the Trust. The statements of net assets, statement of assets and liabilities, statements of operations, statements of changes in net assets and financial highlights for each of the Fund's commencement of operations date through May 31, 1999, except for the financial highlights of the Armada Bond Fund, Armada GNMA Fund, Armada Pennsylvania Municipal Bond Fund, and Armada Pennsylvania Tax Exempt Money Market Fund for each Fund's respective commencement of operations date through May 31, 1996, which are incorporated by reference in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report referred to under "Financial Statements," and are included in reliance on their report given on their authority as experts in accounting and auditing.


          The financial highlights for the Armada Bond Fund, Armada GNMA
Fund, Armada Pennsylvania Municipal Bond Fund, and Armada Pennsylvania Tax Exempt Money Market Fund for each Fund's commencement of operations date through May 31, 1996, which are incorporated by reference in this Statement of Additional Information, were audited by Coopers & Lybrand, L.L.P., independent accountants, whose report dated July 26, 1996 expressed an unqualified opinion on such financial highlights, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                     COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, are counsel to the Trust and will pass upon the legality of the shares offered hereby. Squire, Sanders & Dempsey, LLP with offices at 4900 Key Center, 127 Publiz Square, Cleveland, Ohio 44114-1304 act as special Ohio tax counsel for the Trust and have reviewed the sections of this Statement of Additional Information entitled "Special Risk Considerations Regarding Investment in Ohio Municipal Securities."


                        YIELD AND PERFORMANCE INFORMATION

          Each Fund's "yield" described in the Prospectus is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                               6
                                            a-b
                             Yield = 2 [(------) - 1]
                                            cd + 1

      Where:   a =      dividends and interest earned during the period.

               b =      expenses accrued for the period (net of reimbursements).

               c= the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d = maximum offering price per share on the last day the period.

          The Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, the Tax-Exempt Funds, Mid Cap Growth and U.S. Government Income Funds calculate interest earned on debt obligations held in their portfolios by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

          Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. For applicable sales charges, see "How to Purchase and Redeem Shares -- Sales Charges Applicable to Purchases of A Shares" and "Sales Charges Applicable to Purchases of B Shares" in the Prospectus.

          The "tax-equivalent yield" is computed by dividing the portion of a Fund's yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and adding that figure to that portion, if any, of the Fund's yield that is not exempt from federal income tax.

          For the 30-day period ended May 31, 1999, the respective yields of the A and I shares of the Ohio Tax Exempt Bond, Pennsylvania Municipal Bond and National Tax Exempt Bond Funds were: 3.73% and 3.94%; 3.76% and 3.98%; and 3.56% and 3.85%, respectively. The tax equivalent yields (assuming a

39.6% federal tax rate and 6.799% Ohio tax rate for 1998) for the Ohio Tax Exempt Bond Fund's A and I shares for the same period were 6.99% and 7.38%, respectively. The tax equivalent yields (assuming a 39.6% federal tax rate and a 2.8% Pennsylvania tax rate) for the Pennsylvania Municipal Bond Fund's A and I shares for the same period were 6.53% and 6.91%, respectively. The tax equivalent yield (assuming a 39.6% federal tax rate) for the National Tax Exempt Bond Fund's I shares for the same period was 6.37%.


For the 30-day period ended May 31, 1999, the yield of the Class B Shares of the National Tax Exempt Bond Fund was 3.00%.




   For the 30-day period ended May 31, 1999, the yields of the A and I shares of the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity and Equity Income Funds were N/A and N/A, 2.86% and 3.27%, .33% and .63%, N/A and N/A, .03%, and .67%, N/A and
N/A, 1.48% and 1.77%, respectively.


          For the 30-day period ended May 31, 1999, the yields of the A and I shares of the Total Return Advantage Fund, Bond, Intermediate Bond Fund, GNMA Fund and Enhanced Income Fund were 5.66% and 6.20%; 5.25% and 5.69%; 5.20%, and 5.73%; 5.49%, and 6.03%; and 5.18% and 5.44%, respectively.


          For the 30-day period ended May 31, 1999, the yields of the B shares of the Bond Fund and Intermediate Bond Fund were 4.73% and 4.78%, respectively.

          Each Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                        1/n
                                    ERV
                             T = [(-----) - 1]
                                     P

         Where:   T =      average annual total return

                  ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                    P =      hypothetical initial payment of $1,000

                    n = period covered by the computation, expressed in terms of years

          Each Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                  ERV
                             T = (---) - 1
                                   P

          The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

          The average annual total returns for the one year period ended May 31, 1999 were (9.64)% (after taking the sales load into account) and (4.38)% (without taking into account any sales load), for the Small Cap Value Fund's A shares, (9.40)% (after taking the sales load into account) and (5.13)% (without taking into account any sales load) for its B shares and (3.67)% for the Small Cap Value Fund's I shares. The average annual total returns since the Small Cap Value Fund's commencement of operations through May 31, 1999 were 13.23% (after taking into account the sales load) and 14.57% (without taking into account any sales load), for its

A shares, (6.21)% (after taking the sales load into account) and (3.06)% (without taking into account any sales load) for its B shares, and 15.43% for the I shares. The Fund commenced operations December 20, 1989.


          The average annual total returns for the one year period ending May 31, 1999 were 13.30% (after taking the sales load into account) and 19.88% (without taking into account any sales load), for the Equity Growth Fund's A Shares, 14.22% (after taking the sales load into account) and 19.22% (without taking into account any sales load) for its B shares and 20.16% for the Equity Growth Fund's I Shares. The average annual total returns since the Equity Growth Fund's commencement of operations through May 31, 1999 were 14.97% (after taking into account the sales load) and 15.78% (without taking into account any sales load), for its A shares, 17.66% (after taking the sales load into account) and 20.99% (without taking into account any sales load) for its B shares, and 16.36% for the I shares. The Fund commenced operations December 20, 1989.


          The average annual total returns for the one year period ended May 31, 1999 were 16.24% (after taking the sales load into account) and 23.03% (without taking into account any sales load), for the Tax Managed Equity Fund's A shares, 17.31% (after taking the sales load into account) and 22.31% (without taking into account any sales load) for its B shares and 22.82% for its I shares. The average annual total returns since the Tax Managed Equity Fund's commencement of operations through May 31, 1999 were 17.22% (after taking into account the sales load) and 17.66% (without taking into account any sales load), for its A shares, 17.63% (after taking the sales load into account) and 17.63% (without taking into account any sales load) for its B shares, and 17.65% for the I shares.


          The average annual total returns for the one year period ended May 31, 1999 were 18.86% (after taking the sales load into account) and 25.76% (without taking into account any sales load), for the Core Equity Fund's A shares, 20.17% (after taking the sales load into account) and 25.17% (without taking into account any sales load) for its B shares and 26.08% for its I shares. The average annual total returns since the Core Equity Fund's commencement of operations through May 31, 1999 were 17.98% (after taking into account the sales load) and 21.68% (without taking into account any sales load), for its A shares, 22.88% (after taking the sales load into account) and 26.16% (without taking into account any sales load) for its B shares, and 21.94% for the I shares.


          The average annual total returns since the Equity Index Fund's commencement of operations through May 31, 1999 were 32.33% (after taking into account the sales load) and 39.76% (without taking into account any sales load), for its A shares, and 15.20% for the I shares. As of May 31, 1999, the Equity Index Fund had been operating for less than one year.


          The average annual total returns for the one year period ended May 31, 1999 were 4.32% (after taking the sales load into account) and 10.40% (without taking into account any sales load), for the Equity Income Fund's A shares, 4.14% (after taking the sales load into account) and 9.14% (without taking into account any sales load) for its B shares and 10.62% for the Equity Income Fund's I shares. The average annual total returns since the Equity Income Fund's commencement of operations through May 31, 1999 were 17.24% (after taking into account the sales load) and 18.64% (without taking into account any sales load), for its A shares, 10.10% (after taking the sales load into account) and 13.52% (without taking into account any sales load) for its B shares, and 18.93% for the I shares. The Fund commenced operatons December 20, 1989.


          The average annual total returns since the Balance Allocation Fund's commencement of operations through May 31, 1999 were 2.55% (after taking into account the sales load) and 8.71% (without taking into account any sales load), for its A shares, 1.94% (after taking the sales load into account) and 11.02% (without taking into account any sales load) for its B shares, and 5.13% for the I shares. As of May 31, 1999, the Equity Index Fund had been operating for less than one year.


          The average annual total returns for the Total Return Advantage Fund's fiscal year ended May 31, 1999 were (1.71)% (after taking the sales load into account) and 3.18% (without taking into account any sales load) for its A shares, and 3.54% for its I shares. The average annual total returns since the Total Return Advantage Fund's commencement of May 31, 1999 were 6.15% (after taking into account the sales load), and 7.25% (without taking into account any sales load) for its A shares and 7.65% for its I shares. The A share class of the Total Return Advantage Fund commenced operations on September 6, 1994 and the I share class of the Total Return Advantage Fund commenced operations on July 7, 1994.


          The average annual total returns for the Bond Fund's fiscal year ended May 31, 1999 were (1.14)% (after taking the sales load into account) and 3.77% (without taking into account any sales load) for its A shares and, (1.80)% (after taking the sales load into account) and 3.06% (without taking into account any sales load) for its B shares and 3.82% for its I shares. The average annual total returns since the Bond Fund's commencement of operations through May 31, 1999 were 4.55% (after taking into account the sales load) and 6.45% (without taking into account any sales load) for its A shares, (0.15)% (after taking the sales load into account) and 3.28% (without taking into account any sales load) for its B shares and 6.52% for its I shares. The Bond Fund commenced operations on August 10, 1994. The A share class of the Bond Fund commenced operations on September 11, 1996, the B share class of the Bond Fund commenced operations on January 6, 1998, and the I share class of the Bond Fund commenced operations on August 10, 1998.


          The average annual total returns for the Intermediate Bond Fund's fiscal year ended May 31, 1999 were (1.38)% (after taking the sales load into account) and 3.54% (without taking into account any sales load) for its A shares, (2.07)% (after taking the sales load into account) and 2.83% (without taking into account any sales load) for its B shares and 3.98% for its I shares. The average annual total returns since the Intermediate Bond Fund's commencement of operations through May 31, 1999 were 5.95% (after taking into account the sales load) and 6.59% (without taking into account any sales load) for its A shares, (0.55)% (after taking the sales load into account) and 2.92% (without taking into account any sales load) for its B shares, and 7.24% for its I shares. The A share class of the Intermediate Bond Fund commenced operations on April 15, 1991, the B share class of the Intermediate Bond Fund commenced operations on January 6, 1998 and the I share class of the Intermediate Bond Fund commenced operations on December 20, 1989.


          The average annual total returns for the GNMA Fund's ended May 31, 1999 were (1.19)% (after taking the sales load into account) and 3.77% (without taking into account any sales load) for its A shares and 4.02% for its I shares. The average annual total returns since the GNMA Fund's commencement of operations through May 31, 1999 were 5.35% (after taking into account the sales load) and 7.25% (without taking into account any sales load) for its A shares and 7.58% for its I shares. The A share class of the GNMA Fund commenced operations on September 9, 1996 and the I share class of the GNMA Fund commenced operations on August 10, 1994.


          The average annual total returns for the Enhanced Income Fund's fiscal year ended May 31, 1999 were 2.01% (after taking the sales load into account) and 4.94% (without taking into account any sales load) for its A shares and 5.14% for its I shares. The average annual total returns since the Enhanced Income Fund's commencement of operations through May 31, 1999 were 5.21% (after taking into account the sales load) and 5.84% (without taking into account any sales load) for its A shares and 5.91% for its I shares. The A share class of the Enhanced Income Fund commenced operations on September 9, 1994 and the I share class of the Enhanced Income Fund commenced operations on July 7, 1994.




          The average annual total returns for the Ohio Tax Exempt Bond Fund for the one year period ending May 31, 1999 were .84% (after taking into account the sales load) and 3.93% (without taking into account any sales load) for the A shares and 3.94% for the I shares. The average annual total returns since the Fund's commencement of operations through May 31, 1999 were 5.51% (after taking into account the sales load) and 5.90% (without taking into account any sales load) for the A shares and 5.83% for the I shares. The Ohio Tax Exempt Bond Fund commenced investment operations on January 5, 1990.


       The average annual total returns for the fiscal year ending May 31, 1999 for the Pennsylvania Municipal Bond Fund were 1.11%, (after taking into account the sales load) and 4.21% (without taking into account any sales load) for the A shares and 4.21% for the I shares. The average annual total returns since the predecessor fund to the Pennsylvania Municipal Bond Fund's commencement of operations through May 31, 1999 were 4.53% (after taking into account the sales load) and 5.70% (without taking into account any sales load) for the A shares and 5.36% for the I shares. The predecessor fund to the Pennsylvania Municipal Bond Fund commenced investment operations on August 10, 1994.


          The average annual total return since the predecessor fund to the National Tax Exempt Bond Fund commencement of operations through May 31, 1999 was 7.05% for the I shares. The predecessor fund to the National Tax Exempt Bond commenced investment operations on July 31, 1984.


          The average annual total returns for the International Equity Fund for the one year period ending May 31, 1999 were (4.70)% (after taking into account the sales load) and .84% (without taking into account any sales load) for the Class A Shares, (4.90)% (after taking the sales load into account) and .10% (without taking into account any sales load) for its Class B Shares and .95% for the Class I Shares. The average annual total returns since the Fund's commencement of operations through May 31, 1999 were 1.74% (after taking the sales load into account) and 4.92% (without taking into account any sales load), for the Class A shares, 8.15% (after taking the sales load into account) and 11.60% (without taking into account any sales load) for its B shares and 5.24% for the International Equity Fund's I shares. The A and I share classes of the International Equity Fund commenced operations on August 1, 1997 and the B share class of the International Equity Fund commenced operations on January 6, 1998.


          The average annual total returns for the Small Cap Growth Fund for the one year period ending May 31, 1999 were (17.36)% (after taking into account the sales load) and (12.54)% (without taking into account any sales load) for the Class A Shares, (17.55)% (after taking the sales load into account) and (13.26)% (without taking into account any sales load) for its Class B Shares and (12.36)% for the Class I Shares. The average annual total returns since the Fund's commencement of operations through May 31, 1999 were (1.73)% (after taking the sales load into account) and 1.35% (without taking into account any sales load), for the Class A shares, (7.00)% (after taking the sales load into account) and (3.56)% (without taking into account any sales load) for its B shares and 1.54% for the Class I shares. The A and I share classes of the Small Cap Growth Fund commenced operations on August 1, 1997 and the B share class of the Small Cap Growth Fund commenced operations on January 6, 1998.


          The average annual total returns for the Core Equity Fund for the one year period ending May 31, 1999 were 18.86% (after taking into account the sales load) and 25.78% (without taking into account any sales load) for the Class A Shares, 20.17% (after taking the sales load into account) and 25.17% (without taking into account any sales load) for its Class B Shares and 26.08% for the Class I Shares. The average annual total returns since the Fund's commencement of operations through May 31, 1999 were 17.98% (after taking the sales load into account), and 21.68% (without taking into account any sales load) for the Core Equity Fund's A shares, 22.88% (after taking the sales load into account) and 26.16% (without taking into account any sales load) for its B shares and 21.94% for the Core Equity Fund's I shares. The A and I share classes of the Core Equity Fund commenced operations on August 1, 1997 and the B share class of the Core Equity Fund commenced operations on January 6, 1998.

          Each Fund may also advertise the "aggregate total return" for its shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                  ERV
                      Aggregate Total Return = [(------)] - 1
                                                   P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


          The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on a Fund's investments are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund's investments would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, a Fund may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Each Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                          STANDARDIZED YIELD QUOTATIONS

          "Yields," as described in the Prospectus, are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for a class of Fund shares is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the class having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the value of an account in a class includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the class' mean or median account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The "effective yield" for a class of Fund shares is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

          The Ohio Municipal, Pennsylvania Tax Exempt and Tax Exempt Funds' "tax-equivalent yields" are computed by dividing the portion of those Funds' yields (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate (using 39.6% tax bracket) and adding that figure to that portion, if any, of the respective Fund's yield that is not exempt from federal income tax.

          For the seven-day period ended May 31, 1999, the yields of the A and I shares of the Pennsylvania Tax Exempt Fund, Tax Exempt Fund, Money Market Fund, Government Fund and Treasury Fund were 2.78% and 2.93%, 2.73% and 2.87%, 4.42% and 4.57%, 4.33% and 4.48%, and 3.96% and 4.11%, respectively, and their respective effective yields were 2.82% and 2.97%, 2.76% and 2.91%, 4.52% and 4.68%, 4.43% and 4.58%, and 4.03% and 4.19%, respectively. For the seven-day period ended May 31, 1999, the yield of the B shares of the Money Market Fund was 3.70%.


          For the Pennsylvania Tax Exempt and Tax Exempt Funds, the tax-equivalent effective yields (assuming a 39.6% federal tax rate in the case of both Funds and a 2.8% Pennsylvania tax rate in the case of the Pennsylvania Tax Exempt Fund) for their A and I shares for the seven-day period ended May 31, 1999 were 4.90% and 5.16%, and 4.57% and 4.82%, respectively.

          The current yield for each class of shares in a Fund may be obtained by calling the Trust at the telephone number provided on the cover page. Quoted yields are not indicative of future yields. Yields will depend upon factors such as fund maturity, the Fund's expenses and the types of instruments held by the Fund.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                         Aggregate
                                       Total Return
                                           From           Aggregate Total
                                         Inception         Return From
                                          Through           Inception
                                       5/31/99 (with     Through 5/31/99
                                       Deduction of         (without
                                          Maximum         Deduction for
                                           Sales            Any Sales         Inception
                                          Charge)            Charge)           Date
                                          ------             ------            ----
Armada International Equity
Fund
    Class A                                3.21%              9.19%            8/01/97
    Class I                                 N/A               9.80%            8/01/97
    B Shares                              11.57%             16.57%           01/06/98

Armada Small Cap Value Fund
    Class A                                81.47%            92.00%           08/15/94
    Class I                                 N/A              100.58%          07/26/94
    B Shares                               -8.57%            -4.26%           01/06/98

Armada Small Cap Growth Fund
    Class A                                -3.14%             2.48%            8/01/97
    Class I                                 N/A               2.85%            8/01/97
    B Shares                               -9.64%             4.94%           01/06/98

Armada Equity Growth Fund
    Class A                               210.04%            228.06%           4/15/91
    Class I                                 N/A              318.50%          12/20/89
    B Shares                               25.51%            30.51%           01/06/98

Armada Tax Managed Equity Fund*
    Class A                               971.75%           1033.58%           5/11/98
    Class I                              1031.70%             N/A               4/9/98
    B Shares                             1027.03%           1027.03%            5/4/98

Armada Core Equity Fund
    Class A                                35.35%            43.20%            8/01/97
    Class I                                 N/A              43.77%            8/01/97
    B Shares                               33.36%            38.36%           01/06/98

Armada Equity Index Fund
    Class A                                20.20%            24.83%           10/15/99
    Class I                                14.16%             N/A              7/10/98
    B Shares                                N/A               N/A

Armada Equity Income Fund
    Class A                               113.69%            126.18%           8/22/94
    Class I                                 N/A              134.59%          07/01/94
    B Shares                               14.39%            19.39%           01/06/98

Armada Balanced Allocation
Fund                                       2.12%              7.26%            7/31/98
     Class A                                N/A               4.57%            7/10/98
     Class I                               1.07%              6.07%           11/11/98
     B Shares

Armada Total Return Advantage
Fund
    Class A
    Class I                                32.63%            39.29%           09/06/94
    B Shares                                N/A              43.53%           07/07/94
                                            N/A                N/A            08/16/99


*Includes the history of a predecessor common trust fund which commenced operations June 30, 1984.


                                         Aggregate
                                       Total Return
                                           From           Aggregate Total
                                         Inception         Return From
                                          Through           Inception
                                       5/31/99 (with     Through 5/31/99
                                       Deduction of         (without
                                          Maximum         Deduction for
                                           Sales            Any Sales         Inception
                                          Charge)            Charge)           Date
                                          ------             ------            ----
Armada Bond Fund
    Class A                                12.87%            18.53%           09/11/96
    Class I                                 N/A              35.50%           08/10/94
    B Shares                               -0.20%             4.61%           01/06/98

Armada Intermediate Bond Fund
    Class A                                59.79%            67.83%           04/15/91
    Class I                                 N/A              93.55%           12/20/89
    B Shares                               -0.76%             4.10%            1/06/98

Armada GNMA Fund
    Class A                                15.21%            20.96%            9/11/96
    Class I                                 N/A              42.12%            8/10/94
    B Shares                                N/A                N/A             8/16/99

Armada Enhanced Income Fund
    Class A                                27.12%            30.77%           09/09/94
    Class I                                 N/A              32.48%           07/07/94
    B Shares                                N/A                N/A            08/16/99

Armada Ohio Tax Exempt Bond
Fund
    Class A                                54.48%            59.21%           04/15/91
    Class I                                 N/A              70.37%           01/05/90
    B Shares                                N/A                N/A

Armada Pennsylvania Municipal
Bond Fund
    Class A                                12.80%            16.26%           09/11/96
    Class I                                 N/A              28.52%           08/10/94
    B Shares                                N/A                N/A

Armada National Tax Exempt Bond Fund*
    Class A                               161.72%           174.72%           06/22/98
    Class I                               174.82%              N/A            04/09/98
    B Shares                              174.23%           174.23%           01/28/99

Armada Balanced Allocation Fund
    Class A                                 2.12%             7.26%           07/31/98
    Class I                                 4.57%              N/A            07/10/98
    B Shares                                1.07%             6.07%           11/11/98



*Includes the history of a predecessor common trust fund which commenced operations July 31, 1994.


          The Funds may also from time to time include in Materials a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. The Fund does not, for these purposes, deduct from the initial value invested or the ending value redeemed any amount representing sales charges. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data do not reflect sales charges and that inclusion of sale charges would reduce the performance quoted.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in Materials. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

          In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Fund, high-quality investments, economic conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of the Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.


                                  MISCELLANEOUS

          The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized on the straight-line method over a period of five years from the date of commencement of operations. With respect to the Money Market, Government, Treasury, Tax Exempt and Pennsylvania Tax Exempt Funds, all organization expenses are or were being amortized on the straight-line method over a period of five years from the date of commencement of operations.

          As used in the Prospectus, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to a Fund are charged with the liabilities in respect of that Fund.

          As of August 31, 1999, the following bank subsidiaries of National City Corporation held of record 5% or more of the outstanding I shares of the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market and Pennsylvania Tax Exempt Money Market Funds acting as agent or custodian for their customers, but did not own such shares beneficially:


                            PERCENTAGE OF OUTSTANDING
                                    I SHARES

                                        Pennsylvania
                                            Tax                          Tax                                Ohio
                                           Exempt       Government      Exempt     Treasury               Municipal
                                           Money          Money         Money       Money       Money       Money
                                           Market         Market        Market      Market      Market     Market
                                            Fund           Fund          Fund        Fund        Fund       Fund
National City Bank, Northeast               N/A             N/A           N/A       12.88%        N/A       17.92%
One Cascade Plaza
Akron, OH 44308

National City Bank of Dayton                N/A             N/A           N/A         N/A         N/A       22.19%
Gem Plaza, 6 N. Main
Dayton, OH 45412

National Bank of Columbus                   N/A            10.38%       16.15%      15.00%        N/A        8.18%
155 East Broad Street
Columbus, OH 43251

National City Bank of Kentucky              N/A            34.38%       20.57%       5.29%      11.67%        N/A
National City Tower
101 South Fifth Street
Louisville, KY 40202

National City Bank of Indiana               N/A            13.03%       24.08%      29.56%      11.88%        N/A
101 W. Washington Street
Indianapolis, IN 46255

National City Bank, Northwest               N/A             N/A           N/A         N/A         N/A         N/A
405 Madison Avenue
Toledo, OH 43603

National City Bank of Pennsylvania         98.85%           9.64%         N/A        7.80%      12.46%        N/A
400 Fourth Avenue
Pittsburgh, PA  15222

National City Trust Co.                     N/A             N/A           N/A         N/A         N/A         N/A
1401 Forum Way, Suite 503
West Palm Beach, FL  33401


                                     -115-

                                        Pennsylvania
                                            Tax                          Tax                                Ohio
                                           Exempt       Government      Exempt     Treasury               Municipal
                                           Money          Money         Money       Money       Money       Money
                                           Market         Market        Market      Market      Market     Market
                                            Fund           Fund          Fund        Fund        Fund       Fund
National City Bank, Cleveland               N/A            25.71%       26.18%      23.64%      39.68%      43.33%
1900 East Ninth Street
Cleveland, OH 44114


          As of September 23, 1999, the following bank subsidiaries of National City Corporation held of record 5% or more of the outstanding I shares of the Core Equity, Small Cap Growth, International Equity, Equity Growth, Intermediate Bond and Ohio Tax Exempt Bond Funds acting as agent or custodian for their customers, but did not own such shares beneficially:


                            PERCENTAGE OF OUTSTANDING
                                    I SHARES
                                                                                                             Ohio
                                                                        Inter-                  Inter-        Tax
                                                         Small Cap     national     Equity      mediate     Exempt
                                        Core Equity        Growth       Equity      Growth       Bond        Bond
                                            Fund            Fund         Fund        Fund        Fund        Fund
National City Bank, Northeast               N/A            6.41%          N/A        6.59%      10.89%      11.33%
One Cascade Plaza
Akron, OH 44308

National City Bank of Dayton                N/A             N/A           N/A         N/A         N/A       10.26%
Gem Plaza, 6 N. Main
Dayton, OH 45412

National Bank of Columbus                   N/A            7.84%        12.97%       5.86%      12.73%      15.56%
155 East Broad Street
Columbus, OH 43251

National City Bank of Kentucky              N/A             N/A           N/A        9.50%        N/A         N/A
National City Tower
101 South Fifth Street
Louisville, KY 40202

National City Bank of Indiana               N/A             N/A           N/A       10.96%      31.16%        N/A
101 W. Washington Street
Indianapolis, IN 46255

National City Bank, Northwest               N/A             N/A           N/A        6.85%        N/A       27.09%
405 Madison Avenue
Toledo, OH 43603


                                     -116-

                                                                                                             Ohio
                                                                        Inter-                  Inter-        Tax
                                                         Small Cap     national     Equity      mediate     Exempt
                                        Core Equity        Growth       Equity      Growth       Bond        Bond
                                            Fund            Fund         Fund        Fund        Fund        Fund
National City Bank of Pennsylvania          N/A            24.31%       11.51%       6.19%        N/A         N/A
400 Fourth Avenue
Pittsburgh, PA  15222

National City Trust Co.                     N/A             N/A           N/A         N/A         N/A        5.93%
1401 Forum Way, Suite 503
West Palm Beach, FL  33401

National City Bank, Cleveland              93.56%          41.34%       53.18%      47.01%      16.43%      28.35%
1900 East Ninth Street
Cleveland, OH 44114

National City Bank,                         N/A             7.62%         N/A         N/A         N/A         N/A
Michigan/Illinois


          As of September 23, 1999, the following bank subsidiaries of National City Corporation held of record 5% or more of the outstanding I shares of the Enhanced Income, Total Return Advantage, Small Cap Value, Equity Income, Bond and GNMA Funds acting as agent or custodian for their customers, but did not own such shares beneficially:


                            PERCENTAGE OF OUTSTANDING
                                    I SHARES
                                                                         Small
                                          Enhanced      Total Return     Cap        Equity
                                           Income        Advantage       Value      Income       Bond        GNMA
                                            Fund            Fund         Fund        Fund        Fund        Fund
National City Bank, Northeast               8.35%           8.38%        5.19%        N/A        7.01%       5.62%
One Cascade Plaza
Akron, OH 44308

National City Bank of Dayton                N/A             N/A           N/A         N/A         N/A         N/A
Gem Plaza, 6 N. Main
Dayton, OH 45412

National Bank of Columbus                   N/A             N/A          8.52%        N/A         N/A         N/A
155 East Broad Street
Columbus, OH 43251

National City Bank of Kentucky             52.86%          59.70%         N/A       16.39%      15.09%        N/A
National City Tower
101 South Fifth Street
Louisville, KY 40202


                                     -117-

                                                                         Small
                                          Enhanced      Total Return     Cap        Equity
                                           Income        Advantage       Value      Income       Bond        GNMA
                                            Fund            Fund         Fund        Fund        Fund        Fund

National City Bank of Indiana               N/A             N/A           N/A       17.87%       8.40%        N/A
101 W. Washington Street
Indianapolis, IN 46255

National City Bank, Northwest               N/A            9.76%          N/A        9.22%        N/A         N/A
405 Madison Avenue
Toledo, OH 43603

National City Bank of Pennsylvania         10.72%           N/A         11.24%       7.56%      14.24%      59.93%
400 Fourth Avenue
Pittsburgh, PA  15222

National City Trust Co.                     N/A             N/A           N/A         N/A         N/A         N/A
1401 Forum Way, Suite 503
West Palm Beach, FL  33401

National City Bank, Cleveland              6.40%           12.04%       47.16%      33.88%      39.90%      16.97%
1900 East Ninth Street
Cleveland, OH 44114

National City Bank,                        5.49%            N/A         10.29%        N/A         N/A         N/A
Michigan/Illinois

          As of September 23, 1999, the following bank subsidiaries of National City Corporation held of record 5% or more of the outstanding I shares of the Pennsylvania Municipal Bond, Tax Managed Equity, National Tax Exempt, Equity Index and Balanced Allocation Funds acting as agent or custodian for their customers, but did not own such shares beneficially:



                            PERCENTAGE OF OUTSTANDING
                                    I SHARES

                                        Pennsylvania                      National
                                          Municipal     Tax Managed         Tax          Equity         Balanced
                                            Bond           Equity          Exempt         Index        Allocation
                                            Fund            Fund            Fund          Fund            Fund
National City Bank, Northeast               N/A            19.26%           N/A           5.32%          6.62%
One Cascade Plaza
Akron, OH 44308

National City Bank of Dayton                N/A            19.19%           N/A            N/A            N/A
Gem Plaza, 6 N. Main
Dayton, OH 45412

National Bank of Columbus                   N/A              N/A            N/A            N/A            N/A
155 East Broad Street
Columbus, OH 43251

National City Bank of Kentucky              N/A              N/A            N/A            N/A            N/A
National City Tower
101 South Fifth Street
Louisville, KY 40202

National City Bank of Indiana               N/A            27.87%          67.88%          N/A            N/A
101 W. Washington Street
Indianapolis, IN 46255

National City Bank, Northwest               N/A              N/A            N/A            N/A           23.16%
405 Madison Avenue
Toledo, OH 43603

National City Bank of Pennsylvania         96.85%            N/A            N/A            N/A            N/A
400 Fourth Avenue
Pittsburgh, PA  15222

National City Trust Co.                     N/A              N/A            N/A            N/A            N/A
1401 Forum Way, Suite 503
West Palm Beach, FL  33401

National City Bank, Cleveland               N/A            28.92%          16.50%        56.12%          44.62%
1900 East Ninth Street
Cleveland, OH 44114

National City Bank,                         N/A              N/A            N/A          34.68%          19.84%
Michigan/Illinois

          As of August 31, 1999, the following persons owned of record 5 percent or more of the shares of the Funds of the Trust:


INTERNATIONAL EQUITY FUND (A)

                                                          OUTSTANDING SHARES                        PERCENTAGE

Second National Bank TTEE                                     7,627.9540                              6.48%
FBO Thomas Crago
Keogh Profit Sharing Plan
108 Main Ave. SW
Warren, OH  44481-1058

INTERNATIONAL EQUITY FUND (B)

                                                          OUTSTANDING SHARES                        PERCENTAGE
Shore West Construction 401(k) Plan                            381.9540                               6.21%
Kenneth M. Sokol
Attn: Barbara Beyer
23826 Lorain Road
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                            810.0220                               13.17%
Mark A. Giel
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Road
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                            414.9140                               6.75%
Audrey M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Road
North Olmsted, OH  44070-2226

First Clearing Corporation                                    1,518.9220                              24.69%
A/C 4499-9888
Dale I. Isenberg IRA
WFS as Custodian
1190 Parkside Dr.
Limestone, NY  14753-9704

First Clearing Corporation                                     313.0420                               5.09%
A/C 1945-3182
Kay Marlene Burkette IRA
WFS as Custodian
1725 Kenneth Ave.
Arnold, PA  15068-4220


                                     -120-

First Clearing Corporation                                    1,101.3470                              17.90%
A/C 2124-6203
Paul C. Carver IRA
WFS as Custodian
314 Concord Circle Rd
Beaver Falls, PA  15010-8516

First Clearing Corporation                                     442.870                                7.20%
A/C 7062-5091
Mary C. Roberts IRA
WFS as Custodian
12107 Southeastern Ave.
Acton, IN  46259-1140

INTERNATIONAL EQUITY FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
KeyTrust Co. TTEE FBO                                       1,168,102.7200                            5.94%
Foundation Balanced Fund
A/C 04 66 300
P.O. Box 94871
Cleveland, OH  44101-4871

Sheldon & Co. TTEE                                          5,968.936.1990                            30.36%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                         10,714,470.7330                            54.49%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

SMALL CAP VALUE FUND (A)

                                                          OUTSTANDING SHARES                        PERCENTAGE
Corelink Financial, Inc.                                     118,406.9710                             13.80%
P.O. Box 4045
Concord, CA  94524-4054


                                     -121-

SMALL CAP VALUE FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
First Clearing Corporation                                    2,891.8160                             6.45
A/C 5072-0540
Judith E. Lewis IRA R/O
WFS as Custodian
1800 W. Wallings Rd.
Broadview Hts., OH  44147-1137

SMALL CAP VALUE FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co. (Reinv)                                       5,792,311.9360                            29.19%
Attn:  Trust Mutual Funds
Account No. 10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                               6,383,707.400                             32.17%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                                  2,213,448.8130                            11.15%
C/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


                                     -122-

National City Bank, Whitelaw & Co.                          2,393,689.4590                            12.06%
Daily Valuation Account
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

SMALL CAP GROWTH FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Second National Bank TTEE                                     7,627.9540                              6.48%
FBO Thomas Crago
Keogh Profit Sharing Plan
108 Main Ave. SW
Warren, OH  44481-1058

Capital Network Services                                      5,924.7180                              5.04%
Attn:  Reconciliation Dept.
One Bush Streeet, Suite 1150
San Francisco, CA  94104-4425

SMALL CAP GROWTH FUND (B)
                                                          OUTSTANDING SHARES                        PERCENTAGE
First Clearing Corporation                                    3,234.7500                              19.51%
A/C 3226-1441
Catherine E. Fisher DCDNT IRA
FBO John Clarance Fisher
527 Beecher St.
Louisville, KY  40215-2803

First Clearing Corporation                                    1,157.2660                              6.98%
A/C 4421-4137
William S. Irwin and
Joan A. Irwin
4008 Kurtz Ave.
Louisville, KY  40229-1136

First Clearing Corporation                                    5,235.6020                              31.58%
A/C 5732-8021
Keith A. Monnett IRA
WFS as Custodian
716 Castleton Dr.
Greencastle, IN  46135-1104

First Clearing Corporation                                    1,158.9220                              6.99%
A/C 3957-2081
Nick Hardie &
Shirley Hardie JT Ten
1333 West 32nd SE
Holland, MI  49423-6780


                                     -123-

First Clearing Corporation                                    1,782.5310                              10.75%
A/C 8349-0905
Virgil C. Thorson and
Marlys M. Thorson
6125 Waterside Dr.
Fort Wayne, IN  46814-3267

SMALL CAP GROWTH FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co.  (Reinv)                                       576,873.3490                             7.23%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                          3,352,371.6420                            42.01%
c/o National City Bank
Trust Mutual FDS
P.O. Box 94984
Cleveland, OH  44101-4984

EQUITY GROWTH FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
State Street Bank & Trust TTEE                              4,989,491.2750                            78.51%
FBO First Energy Corp.
   Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090


                                     -124-

EQUITY GROWTH FUND (B)
                                                          OUTSTANDING SHARES                        PERCENTAGE
First Clearing Corporation                                    6,925.7410                              9.51%
A/C 4815-5374
Ernest Kline IRA
WFS as Custodian
12 Deerfield Lane
Beechwood, OH  44122-7502

EQUITY GROWTH FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Whitelaw & Co.                                             13,863,619.8940                            28.14%
Daily Valuation Acct.
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                                13,056,078.                              26.51%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                               6,541,914.9580                            13.28%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                                 12,879,717.4360                            26.15%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

TAX MANAGED EQUITY FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
First Clearing Corporation                                   52,528.0920                              6.12%
A/C 7100-2062
Ann Ruhlin-Levine Rev. Trust
Ann Ruhlin-Levine TTEE
22 Hemlock Dr.
Grand Island, NY  14072-3315


                                     -125-

National Financial Services Corp.                            79,845.8760                              9.31%
FBO Allison Vanharesveldt
A/C #241-257923
200 Liberty Street, Floor 5
New York, NY  10281-5500

First Clearing Corporation                                   44,945.7010                              5.24%
A/C 7100-2323
Lynn Ruhlin-Foster Rev Trust
Lynn Ruhlin-Foster TTEE
9965 High Falls Pointe
Alpharetta, GA  30022-8018

TAX MANAGED EQUITY FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co., TTEE                                         9,405,172.9380                            48.78%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co., TTEE                                         9,570,990.3520                            49.63%
c/o National City Bank
P.O. Box 94777
Attn: Trust Mutual Funds
Cleveland, OH  44101-4777

CORE EQUITY FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Harrel Builders Supply Co., Inc.  PS PL                      11,187.6850                              6.83%
George W. Harrel
Attn:  Tracey Harrel, Jr.
Personal and Confidential
100 E. LaFayette Street
Winfield, LA  71483-3280


                                     -126-

CORE EQUITY FUND (B)
                                                          OUTSTANDING SHARES                        PERCENTAGE
First Clearing Corporation                                    3,852.0800                              5.29%
A/C 2112-6126
Darlene S. Conder IRA
WFS as Custodian
9910 Lakewood Dr.
Louisville, KY  40272-2712

CORE EQUITY FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co.                                              10,028,111.0590                            94.23%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

EQUITY INDEX FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Whitelaw & Co.                                              9,343,978.2370                            37.64%
Daily Valuation Account
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                       5,131,711.1170                            20.67%
Attn:  Trust Mutual Funds
Account # 10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Whitelaw & Co. - Voyage                                     1,355,666.2620                            5.46%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


                                     -127-

National City Bank of Michigan/Illinois                     5,920,561.2210                            23.85%
Attn:  Mutual Funds
P.O. Box 4042
Kalamazoo, MI  49003-4042

National City Bank of Michigan/Illinois                     2,015,839.8650                            8.12%
Attn:  Mutual Funds
P.O. Box 4042
Kalamazoo, MI  49003-4042

EQUITY INCOME FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
National Financial Services Corp.                            60,804.7010                              9.46%
For the Exclus. Ben. of our Customer
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

Hammond Hardware, Inc.                                       41,271.6450                              9.61%
P/S Plan
Attn:  John Hammond
Personal and Confidential
P.O. Box 7
Jackson, MI  49204-0007

EQUITY INCOME FUND (B)
                                                          OUTSTANDING SHARES                        PERCENTAGE
First Clearing Corporation                                    3,856.1230                              6.42%
A/C 5072-0540
Judith E. Lewis IRA R/O
WFS as Custodian
1800 W. Wallings Rd.
Broadview Hts., OH  44147-1137

EQUITY INCOME FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co. (Reinv)                                       8,061,401.6430                            27.21%
Attn:  Trust Mutual Funds
Account #1023342
P.O. Box 94777
Cleveland, OH  44101-4777


                                     -128-

Sheldon & Co.                                               4,478,083.4710                            15.11%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                                 13,849,205.1280                            46.74%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

BALANCED ALLOCATION FUND (A)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Merkle-Knipprath Nursing Home PSP                            34,365.2470                            18.67%
Omnibus Holding Account
P.O. Box 8705
Boston, MA  02266-8705

First Clearing Corporation                                   26,497.7910                            14.40%
A/C 6995-3098
Steven R. Schlater
Marlene L. Schlater
9900 Klipstine Road
Versailles, OH  45380-9584


                                     -129-

BALANCED ALLOCATION FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
First Clearing Corporation                                    1,968.0560                             5.04%
A/C 1427-9962
H. Wayne Bean & Melanie K. Bean
JTTEUC
103 Sugar Pine Pl

First Clearing Corporation                                    5,804.4840                            14.86%
A/C 4892-6313
Willy P. Kutschke
RR 3 Box 140
Sugar Grove, PA  16350-9113

First Clearing Corporation                                    3,257.0430                             8.34%
A/C 5159-5306
Wayne W. Loomis & Lois S. Loomis
4 Pleasant Drive
Youngsville, PA  16371-9643

First Clearing Corporation                                    3,269.9990                             8.37%
A/C 7477-1439
Barbara A. Stanford &
Herbert L. Stanford
104 Main Street
North Warren, PA  16365-4618

First Clearing Corporation                                    3,358.9250                             8.60%
A/C 2135-7612
Wanda Cassell IRA
WFS AS Custodian
3310 Teakwood Circle
Louisville, KY  40216-3107

First Clearing Corporation                                    2,339.4070                             5.99%
A/C 5095-4553
Judy L. Limbrick IRA
WFS AS Custodian
2315 Fluhrs Lane
Louisville, KY  40216-1419

First Clearing Corporation                                    3,508.2930                             8.98%
A/C 3607-7352
Mary M. Goodman
710 West Washington Street
Bradford, PA  16701-2631


                                     -130-

BALANCED ALLOCATION FUND (I)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co. (Reinv)                                       2,979,227.8590                          42.81%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland,  OH 44101-4777

Whitelaw & Co.                                              2,500,722.0550                          35.94%
Daily Valuation Acct.
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank of Michigan/Illinois                     1,369,267.5310                          19.68%
Attn:  Mutual Funds
P.O. Box 4042
Kalamazoo, MI  49003-4042

TOTAL RETURN ADVANTAGE FUND (A)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Fifth Third Bank                                             181,913.5130                             30.24%
TTEE IBEW 688 RET SA
P.O. Box 630074
Cincinnati, OH  45263-0001

Fifth Third Bank TTEE                                        185,049.9030                             30.76%
FBO IBEW 688 Pension
52-2-7034515
P.O. Box 630074
Cincinnati, OH  45263-0001

Capinco                                                      122,826.7220                             20.41%
c/o Firstar East
P.O. Box 1787
Milwaukee, WI  53201-1787


                                     -131-

TOTAL RETURN ADVANTAGE FUND (B)
                                                          OUTSTANDING SHARES                        PERCENTAGE
SEI Investments Co.                                            10.3040                               100.00%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456

TOTAL RETURN ADVANTAGE FUND (I)
                                                          OUTSTANDING SHARES                        PERCENTAGE
Sheldon & Co. (Reinv)                                      19,145,869.2070                            55.69%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                               7,144,070.6540                            20.78%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                          6,535,024.9620                            19.01%
C/o National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


                                     -132-

BOND FUND (A)
                                                          OUTSTANDING SHARES                      PERCENTAGE
AASL Trust Company FSB                                       34,079.3890                             9.73%
FBO Harold W. Broun Irrev. Tr.
U/A DTD 8/31/79
Attn:  Cheryl Klein
P.O. Box 2977
Milwaukee, WI  53202

First Clearing Corporation                                   46,334,8050                            13.22%
A/C 1302-8189
Baldwin & Sours PSP & TR
Thomas Sours TTEE
5263 Trabue Road
Columbus, OH 43228-9564

BOND FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
First Clearing Corporation                                    4,130.0270                             5.62%
A/C 4499-9888
Dale I Isenberg IRA
WFS as Custodian
1190 Parkside Drive
Limestone, NY  14753-9704

First Clearing Corporation                                    3,745.9260                             5.10%
A/C 7786-3557
Charles D. Thompson IRA
WFS as Custodian
4604 Dannywood Road
Louisville, KY  40220-1053

First Clearing Corporation                                    4,734.3920                             6.45%
A/C 6242-7306
James M. Pearl IRA
WFS as Custodian
3130 Kaye Lawn Drive
Louisville, KY  40220-2713

First Clearing Corporation                                   14,773.0390                            20.12%
A/C 2065-0386
Carborundum Grinding Wheel Co.
Savings Plan
1011 E. Front Street
P.O. Box 759


                                     -133-

First Clearing Corporation                                    4,070.3360                             5.45%
A/C 5610-2760
Judy A. Messett
Judy A. Messett
1855 Farrell Terrace
Farrell, PA  16121-1332

First Clearing Corporation                                    3,862.1780                             5.26%
A/C 5717-0934
Joseph D. Masso
4155 West 144th
Cleveland, OH  44135-2053

BOND FUND (I)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co.                                               8,280,044.4180                          11.17%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                              11,596,384.7050                          15.65%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Whitelaw & Co.                                             10,773,832.8450                          14.54%
Daily Valuation Acct.
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Cash/Reinv)                                 42,100,776.7390                          56.80%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

INTERMEDIATE BOND FUND (A)
                                                          OUTSTANDING SHARES                      PERCENTAGE


                                     -134-

Mertru & Co.                                                 30,637.8570                             5.60%
c/o American National Trust and Investment
Management Co.
FBO Myrtle Dulin
320 S. High Street
Muncie, IN  47305-2325

National Financial Services Corp.                            90,544.0310                            16.54%
For the Exclus Ben of our Customer
P.O. Box 3908
Church Street Station
New York, NY  10008-3908

INTERMEDIATE BOND FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
First Clearing Corporation                                    4,789.1380                             9.13%
A/C 7786-3557
Charles D. Thompson IRA
WFS as Custodian
4604 Dannywood Road
Louisville, KY  40220-1053

First Clearing Corporation                                    2,894.7670                             5.52%
A/C 7822-5634
Janet Sadecky IRA
WFS as Custodian
145 Illinois Drive
Lower Burrell, PA  15068-3022

First Clearing Corporation                                    4,111.5290                             7.84%
A/C 3167-9506
Robert Fello Sr. IRA
WFS as Custodian
216 Holmes Street
Vandergrift, PA  15690-1621


                                     -135-

First Clearing Corporation                                    3,371.2530                             6.43%
A/C 7005-7606
Robert L. Robinson IRA
WFS as Custodian
6107 Diablo Ct.
Louisville, KY  40219-5236

First Clearing Corporation                                    3,185.5130                             6.07%
A/C 2124-6203
Paul C. Carver IRA
WFS as Custodian
314 Concord Circle Road
Beaver Falls, PA  15010-8516

First Clearing Corporation                                    5,829.5230                            11.11%
A/C 6581-8618
Marie A. Pace IRA
WFS as Custodian
305 Irvine Road
Lexington, KY  40502-1817

INTERMEDIATE BOND FUND (I)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co. (Reinv)                                       4,121,338.4240                          13.92%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                               7,564,423.3240                          25.55%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                              12,585,597.4500                          42.51%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                           3,857,708.4560                          13.03%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

GNMA FUND (A)


                                     -136-

                                                          OUTSTANDING SHARES                      PERCENTAGE
Schweizer Dipple Inc.                                         8,367.0160                             5.46%
401(k) Plan
Dennis J. Clark, Sr.
Attn:  Lynn E. Ulrich
Personal and Confidential
7227 Division Street
Oakwood Village, OH  44146-5405

First Clearing Corporation                                   16,711.5740                            10.90%
A/C 3751-8871
Gun Plain Charter Township
C/O Joan Burnell
660 Miller Road
Plainwell, MI  49080-9538

GNMA FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
SEI Investments Co.                                            10.2680                              100.00%
Attn:  Rob Silverstri
One Freedom Valley Drive
Oaks, PA  19456

GNMA FUND (I)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co.                                                821,283.5820                            8.31%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                          7,393,960.3630                          74.78%
c/o National City Bank
Trust Mutual FDS
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                          1,207,824.7000                          12.22%
c/o Sheldon & Co.
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777

ENHANCED INCOME FUND (A)


                                     -137-

                                                          OUTSTANDING SHARES                      PERCENTAGE
Shore West Construction 401(k) Plan                           3,986.1030                             6.76%
Gary Scothon
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Road
North Olmsted, OH  44070-2226

First Clearing Corporation                                   19,285.5810                            32.73%
A/C 1882-1036
Harvey M. Brunner, Jr. IRA
WFS as Custodian
700 Brick Mill Run, Apt. 106
Westlake, OH  44145-1655

First Clearing Corporation                                    4,229.0000                             7.18%
A/C 8506-3444
Arthur A. Winkel IRA R/O
WFS as Custodian
47935 Hanford
Canton, MI  48187-5421

ENHANCED INCOME FUND (B)
                                                          OUTSTANDING SHARES                      PERCENTAGE
SEI Investments Co.                                            10.1240                              100.00%
Attn:  Rob Silvestri
One Freedom Valley Drive
Oaks, PA  19456

ENHANCED INCOME FUND (I)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Key Trust Company                                            427,187.5060                            5.23%
FBO St. Luke's Self Ins.
Short-Term #32468406
P.O. Box 94871
Cleveland, OH  44101-4871


                                     -138-

Sheldon & Co. (Reinv)                                       3,584,881.1600                          43.92%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                               3,216,295.2930                          39.40%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. TTEE                                           509,576.6030                            6.24%
Future Quest - c/o National City Bank
Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

OHIO MUNICIPAL MONEY MARKET FUND (A
SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
National City Bank                                         14,897,805.2800                          67.75%
FBO PCG/Retail Sweep Customer
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                                  2,087,055.5200                           9.49%
A/C 7655-6279
Stephen Sweetnich
Christine Sweetnich
10114 Highland Drive
Brecksville, OH  44141-3327

First Clearing Corporation                                  2,009,086.7700                           9.14%
A/C 2144-7718
Timothy Scott Couch
c/o IAI
1360 East 9th Street #100
Cleveland, OH  44114-1730

First Clearing Corporation                                  1,149,827.0800                           5.23%
A/C 1750-2503
Edward B. Brandon &
Phyllis P. Brandon JTWROS
Lakepoint Office Park Ste. 470
3201 Enterprise Pkwy.


                                     -139-

OHIO MUNICIPAL MONEY MARKET (I SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
National City Bank                                         26,977,468.9400                          21.52%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                          8,621,017.4000                           6.88%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                         56,779,538.1200                          45.29%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                         22,567,792.3000                          18.00%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

OHIO TAX EXEMPT BOND FUND (A SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Evern Securities                                             28,219.4520                             5.31%
c/o BNY Clearing Services Cust.
FBO FFC Ellen Stirn Mavec
S/D IRAUA
A/C 0L58-4485-3981
111 East Kilbourn Avenue
Milwaukee, WI  53202-6611

Mrs. Betty Jean Ross                                         26,597.5060                             5.00%
1160 Sand Run Road
Akron, OH  44313-8014


                                     -140-

First Clearing Corporation                                   94,818,6560                            17.83%
A/C 1528-5380
David J. Beverly &
Pamela C. Beverly
1128 Laguna Drive
Huron, OH  44839-2605

First Clearing Corporation                                   49,700.4190                             9.34%
A/C 1750-2503
Edward B. Brandon &
Phyllis P. Brandon JTWROS
Lakepoint Office Park Ste. 470
3201 Enterprise Pkwy.

OHIO TAX EXEMPT FUND (I SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon and Co. (Cash)                                     16,075,385.2230                          88.46%
National City Bank
Trust Mutual Funds - 5312
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                                1,522,181.7630                           8.38%
National City Bank
Trust Mutual Funds-5312
P.O. Box 94777
Cleveland, OH  44101-4777

PA MUNICIPAL FUND (A SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Robert H. Rhone                                               1,201.1810                             6.12%
c/o Michael Rhone
P.O. Box 175
Rew, PA  16744-0175

Helen M. Weyer                                                5.921.1750                            30.19%
James N. Weyer, Jr. JTTEN
2600 Mohawk Drive
White Oak, PA  15131-3121

First Clearing Corporation                                    8,573.7280                            43.15%
A/C 7618-3716
Helga A. Suhr
304 Michigan Avenue
Lower Burrell, PA  15068-2936


                                     -141-

First Clearing Corporation                                    2,287.2830                            11.66%
A/C 4267-7452
John M. Hankey
2430 Renton Road
Pittsburgh, PA  15239-1227

PA MUNICIPAL FUND (I SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co.                                               3,684,951.0710                          96.42%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

NATIONAL TAX EXEMPT FUND (A SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
First Clearing Corporation                                   340,519.2940                           76.14%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9784

NATIONAL TAX EXEMPT FUND (B SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Wheat, First Securities, Inc.                                 4,490.7080                            14.95%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                                    5,239.1660                            17.45%
A/C 7220-3519
Emory G. Simmons
717 Thornwood Road
Crawfordsville, IN  47933-2760

First Clearing Corporation                                    5,101.4200                            16.99%
A/C 6708-7889
Dorothy K. Riley TTEE
Dorothy and Lester Riley Trust
5 Locust HL
Crawfordsville, IN  47933-3347


                                     -142-

First Clearing Corporation                                    5,033.7220                            16.76%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

First Clearing Corporation                                    7,079.0900                            23.57%
A/C 7309-7317
Howard B. Smith, Jr.
545 Country Manor Lane
Shepherdsville, KY  40165-9543

NATIONAL TAX EXEMPT BOND FUND (I
SHARES)
                                                          OUTSTANDING SHARES                      PERCENTAGE
Sheldon & Co. TTEE                                          6,991,592.0560                          70.54%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                          2,646,471.4790                          26.70%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

PENNSYLVANIA TAX EXEMPT MONEY MARKET
FUND (A )
                                                           OUTSTANDING SHARES                        PERCENTAGE
Pennsylvania FBO Corporate Autosweep Customers              26,494,000.0000                            50.75%
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania National City Bank of Pennsylvania             23,137,517.9800                            44.32%
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419


                                     -143-

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND (I)
                                                           OUTSTANDING SHARES                        PERCENTAGE
National City Bank                                          83,658,740.9300                            98.85%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TAX EXEMPT MONEY MARKET FUND (A)
                                                           OUTSTANDING SHARES                        PERCENTAGE
Wheat First Securities                                      90,570,725.0200                            47.38%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                          40,692,943.2400                            21.29%
FBO PCG/Retail Sweep Customers
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419

National City MI/IL                                         11,766,352.9400                            6.16%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

National City MI/IL                                         12,956,000.0000                            6.78%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419

Indiana                                                     23,883,534.5500                            12.24%
National City Bank of Indiana
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad St. LOC. 16-0347
Columbus, OH  43222-1419

TAX EXEMPT MONEY MARKET FUND (I)
                                                           OUTSTANDING SHARES                        PERCENTAGE
National City Bank                                          60,767,029.5600                            16.08%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


                                     -144-

National City Bank                                          33,480,761.5500                            8.86%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland,, OH  44135-1389

National City Bank                                          92,831,979.7800                            24.57%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                          44,071,985.1200                            11.66%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                          98,378,695.1800                            26.03%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (A)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wheat First Securities                                      717,004,002.7800                           48.71%
P.O. Box 6629
Glen Allen, VA  23058-6629
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania                                                284,402,000.0000                           19.32%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          226,160,000.0000                           15.36%
FBO PCG/Retail Sweep Customer
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City MI/IL                                         75,647,000.0000                            5.14%
FBO Corporate Sweep Customer
Cash Management Operations
770 West Broad Street
LOC 16-0347
Columbus, OH  43222-1419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (B)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
First Clearing Corporation                                    54,390.6100                              6.89%
A/C 7335-5550
Roger L. Schafer IRA
WFS as Custodian
3945 7th Street
New Kensington, PA  15068-7205
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
The Marting Bros. Co. 401(k)                                  626,363.1800                             79.38%
Conversion Holding Account
P.O. Box 8705
Boston, MA  02266-8705
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
First Clearing Corporation                                    70,102.4100                              8.88%
A/C 4505-9511
John M. Jervis
301 W. Beardsley
Champaign, IL  61820-2927
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND (I)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          810,086,251.9200                           36.15%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          187,309,356.8600                           8.36%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          241,301,295.6500                           10.77%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          252,690,912.4000                           11.28%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Whitelaw & Co.                                              130,096,616.3480                           5.81%
Daily Valuation Account - Disc.
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (A)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania FBO Corporate Autosweep Customers              229,072,000.0000                           38.69%
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wheat First Securities                                      68,336,724.5900                            11.54%
P.O. Box 6629
Glen Allen, VA  23058-6629
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City MI/IL                                         242,407,000.0000                           40.94%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street Loc. 16-0347
Columbus, OH  43222-1419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND (I)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          79,528,299.9200                            7.90%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          244,473,515.7100                           24.28%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          388,960,840.2500                           33.67%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          115,378,434.8700                           11.46%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          106,235,893.6600                           10.55%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND (A)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Wheat First Securities                                       5,252,114.4200                            7.53%
P.O. Box 6629
Glen Allen, VA  23058-6629
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank MI/IL                                    59.002,000.0000                           84.56%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad St. Location 16-0347
Columbus, OH  43222-1419
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND (I)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                           OUTSTANDING SHARES                        PERCENTAGE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          54,163,130.7600                            16.76%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          66,204,661.7700                            20.48%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          86,894,693.1000                            26.89%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          28,389,677.9100                             8.78%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
National City Bank                                          40,842,690.4000                            12.64%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389
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

                              FINANCIAL STATEMENTS



          The audited financial statements contained in the annual report to shareholders for the fiscal year ended May 31, 1999 are hereby incorporated herein by reference. Copies of the Funds' annual report may be obtained by calling the Trust at 1-800-622-FUND (3863) or by writing to the Trust, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                   APPENDIX A


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CCC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB" - Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

          "B" - Bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

          "CCC" - Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

          "CC" - Bonds are minimally protected. Default in payments of interest and/or principal seems probable over time.

          "C" - Bonds are in imminent default in payment of interest or principal.

          "DDD," "DD" and "D" - Bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating below "AAA" to denote relative status within major rating categories.


          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

          "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

TAX-EXEMPT COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          "B" - Issues are regarded as having only a speculative capacity for timely payment.

          "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          "LOC" - The symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt instruments in this category lack of margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                   APPENDIX B

          As stated in the Prospectus, the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Equity Index, Tax Managed Equity and Balanced Allocation Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

          USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

          The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

          DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

          Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

          Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

          A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

          EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of
98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

          In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

          The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

          If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

          EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

          For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

          The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

          If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

          GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

          Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

          The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

          In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

          Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

          There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

          Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

          In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

          Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

          Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

          The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

          Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    FORM N-1A
                                    ---------

                           Part C - Other Information


Item 23.     Exhibits

             (a)   Declaration of Trust dated January 28, 1986.


                   1.    Amendment No. 1 to Declaration of Trust.


                   2.    Amendment No. 2 to Declaration of Trust.


                   3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a.3. to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on
                         September 10, 1999 ("PEA No. 47").

                   4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                   5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                   6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government, Treasury, Tax Exempt, Equity, Bond and Ohio Tax Exempt Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                   7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Fund, Equity Income Fund, Mid Cap

                         Regional Equity Fund, Enhanced Income Fund and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to
                         Exhibit 1(e) to PEA No. 26.


                   8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Fund, Intermediate Government Fund, GNMA Fund and Pennsylvania Municipal Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                   9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                   10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to
                         Exhibit 1(i) to PEA No. 35.

                   11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly, the Mid Cap Regional), Enhanced Income, Total Return Advantage, Intermediate Bond (formerly, the Fixed Income), Ohio Tax-Exempt, National Tax-Exempt, Pennsylvania Tax-Exempt, Bond (formerly, the "Intermediate Government Fund"), GNMA, Pennsylvania Municipal, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of

                         Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                   12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit (1)(k) to PEA No. 44.

                   13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on
                         September 15, 1998 ("PEA No. 43").


             (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986.


                   1.    Amendment No. 1 to Code of Regulations.

                   2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                         Exhibit 2(b) to PEA No. 35.

             (c) Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust.


             (d)   1.    Advisory Agreement for the Money Market, Treasury Money
                         Market, Government Money Market, Tax Exempt Money
                         Market, Pennsylvania Tax Exempt Money Market, National
                         Tax Exempt, Intermediate Bond, GNMA, Bond, Equity
                         Growth, Equity Income, Small Cap Value, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and
                         National City Bank, dated November 19, 1997 is incorporated by reference to Exhibit 5 (a) to PEA
                         No. 44.


                   2. Interim Advisory Agreement for the Enhanced Income and Total Return Advantage Funds between Registrant and National Asset

                         Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(b) to PEA No. 44.

                   3. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(c) to PEA No. 44.


                   4. New Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated by reference to Exhibit 5(d) to PEA No. 44.


                   5. Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated by reference to Exhibit 5(e) to PEA
                         No. 44.


                   6. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 42 filed on July l, 1998 ("PEA No. 42").

             (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated by reference to Exhibit 6 to PEA No. 44.

             (f)   None.


             (g)   1.    Custodian Services Agreement between Registrant and
                         National City Bank, dated November 7, 1994.


                   2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994.


                   3. Exhibit A to the Custodian Services Agreement between Registrant and National City Bank, dated July 31, 1997 is incorporated herein by reference to Exhibit 8(c) to PEA No. 36.


                   4. Form of Amended Exhibit A to the Custodian Services Agreement between Registrant and National City Bank is incorporated herein by reference to Exhibit 8(d) to PEA No. 41.

             (h)   1.    Interim Administration Agreement between Registrant and
                         SEI Fund Resources, dated April 1, 1998 is incorporated by reference to Exhibit 9(a) to PEA No. 44.


                   2. Administration Agreement between Registrant and SEI Fund Resources, dated May 1, 1998 is incorporated by reference to Exhibit 9(b) to PEA No. 44.


                   3. Sub-Administration Agreement between SEI Fund Resources and National City Bank, dated May 1, 1998 is incorporated by reference to Exhibit 9(c) to PEA
                         No. 44.


                   4. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.


                   5. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.


                   6. Revised Shareholder Services Plan and Servicing Agreement adopted by the Board of Trustees on February 15, 1997, is incorporated herein by reference to Exhibit 9(e) to PEA No. 33.


                   7. Blue Sky Services Agreement between the Registrant and SEI Fund Resources, dated December 2, 1996, is incorporated herein by reference to Exhibit 9(f) to PEA No. 33.


                   8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").


             (i) Opinion and consent of Drinker Biddle & Reath LLP as counsel to Registrant is incorporated herein by reference to
                   Exhibit 10(a) to PEA No. 44.

             (j)   Consent of Drinker Biddle & Reath LLP.

             (k)   Consent of Ernst & Young LLP.


             (l)   1.    Purchase Agreements between Registrant and McDonald &
                         Company Securities, Inc. dated

                   2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio dated July 19, 1988.


                   3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio (Trust), dated October 17, 1989.


                   4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Portfolio and Bond Portfolio, dated December 20, 1989.


                   5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Portfolio, dated January 5, 1990.


                   6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Enhanced Income Fund, dated July 5, 1994.


                   7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994.


                   8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Mid Cap Regional Equity Portfolio, dated July 25, 1994.


                   9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994.


                   10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Fund.


                   11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.


                   12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.


                   13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated

                         September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.


                   14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.


                   15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to
                         Exhibit 13(n) to PEA No. 36.


                   16. Purchase Agreement between Registrant and SIDC with respect to the International Equity Fund is incorporated herein by reference to Exhibit 9(o) to PEA No. 36.


                   17. Form of Purchase Agreement between Registrant and SEI with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 13(p) to PEA No. 33.


                   18. Form of Purchase Agreement between Registrant and SEI with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.


                   19. Purchase Agreement between Registrant and SEI with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.


                   20. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit 13(s) to PEA No. 38.


                   21. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation, Balanced Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit 13(t) to PEA No. 41.


                   22. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund.


             (m)   1.    Service and Distribution Plan for the A (formerly,
                         Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.

                   2. B shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit 15(b) to PEA No. 38.
                   3. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit m.3. to PEA No. 47.

             (n)   None.

             (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit o to PEA No. 47.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

             Registrant is controlled by its Board of Trustees.

ITEM 25.     INDEMNIFICATION.

             Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
Article 6 of the Distribution Agreement, incorporated by reference as Exhibit
(6) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits (8)(a) and
(9)(h) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

             In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, filed as Exhibit (a) hereto, provides as follows:


             9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

             The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

             Section 12 of Registrant's Custodian Services Agreement provides as follows:

             12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

             In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

             Section 6 of Registrant's Transfer Agency Agreement provides as follows:

             6.    INDEMNIFICATION

             6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                   (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                   (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                   (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                   (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                   (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                   (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

             6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

             6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

             6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

             Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the

Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

             (a) Investment Adviser: National City Investment Management Company ("IMC")

             IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). The Corporation recently consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.

             To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                 Position with
                                 National
                                 City Investment
                                 Management               Other Business              Type of
Name                             Company                  Connections                 Business
----                             ---------------          --------------              --------
Kathleen T. Barr                 Managing                 National City Bank          Bank affiliate
                                 Director, Sales
                                 and Marketing

Susan E. Kentosch                Vice President           National City Bank          Bank affiliate
                                 and Chief
                                 Compliance
                                 Officer

Robert M. Leggett                Vice Chairman of         National City Bank          Bank affiliate
                                 the Board,
                                 President and
                                 Managing
                                 Director

Michael Minnaugh                 Chairman of the          National City Bank          Bank affiliate
                                 Board and
                                 Managing
                                 Director

Joseph C. Penko                  Vice President           National City Bank          Bank affiliate
                                 and Director,
                                 Legal Affairs

Donald L. Ross                   Chief Investment         National City Bank          Bank affiliate
                                 Officer and
                                 Managing
                                 Director

             (b) Sub-Investment Adviser: National Asset Management Corporation ("NAM").

             NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

             To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                      NATIONAL ASSET MANAGEMENT CORPORATION

                                 Position with                 Other
                                 National Asset                Business                 Type of
Name                             Management                    Connections              Business
----                             --------------                -----------              --------
William F. Chandler              Founder and Principal

Carl W. Hafele                   CEO and Principal             None

Michael C. Heyman                Principal                     None

David B. Hiller                  Principal                     None

Stephen G. Mullins               Principal                     None

Larry J. Walker                  Principal                     None

John W. Ferreby                  Principal                     None

Catherine R. Stodghill           Principal                     None

Erik N. Evans                    Principal                     None

Brent A. Bell                    Principal                     None

Randall T. Zipfel                COO and Principal             None

Matt Bevin                       Principal                     None

Dave Chick                       Principal                     None

ITEM 27.     PRINCIPAL UNDERWRITER

                  (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

             Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

             SEI Daily Income Trust
             SEI Liquid Asset Trust
             SEI Tax Exempt Trust
             SEI Index Funds
             SEI Institutional Managed Trust
             SEI Institutional International Trust
             The Advisors' Inner Circle Fund
             The Pillar Funds
             CUFUND
             STI Classic Funds
             First American Funds, Inc.
             First American Investment Funds, Inc.
             The Arbor Fund
             Boston 1784 Funds
             The PBHG Funds, Inc.
             Morgan Grenfell Investment Trust
             The Achievement Funds Trust
             Bishop Street Funds
             CrestFunds, Inc.
             STI Classic Variable Trust
             ARK Funds
             Huntington Funds
             SEI Asset Allocation Trust
             TIP Funds
             SEI Institutional Investments Trust
             First American Strategy Funds, Inc.
             HighMark Funds
             Armada Funds
             PBHG Insurance Series Fund, Inc.
             The Expedition Funds
             Alpha Select Funds
             Oak Associates Funds
             The Nevis Fund, Inc.
             The Parkstone Group of Funds
             CNI Charter Funds
             The Parkstone Advantage Fund

             The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                  (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------
Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors
Henry H. Greer                  Director                                                      --
Carmen V. Romeo                 Director                                                      --
Mark J. Held                    President & Chief Operating Officer                           --
Gilbert L. Beebower             Executive Vice President                                      --
Richard B. Lieb                 Executive Vice  President                                     --
Dennis J. McGonigle             Executive  Vice President                                     --
Robert M. Silvestri             Chief Financial Officer & Treasurer                           --
Carl A. Guarino                 Senior Vice President                                         --
Larry Hutchison                 Senior Vice President                                         --
Jack May                        Senior Vice President                                         --
Hartland J. McKeown             Senior Vice President                                         --
Barbara J. Moore                Senior Vice President                                         --
Kevin P. Robins                 Senior Vice President & General Counsel                       --
                                & Secretary
Patrick K. Walsh                Senior Vice President                                         --
Robert Aller                    Vice President                                                --
Gordon W. Carpenter             Vice President                                                --
Todd Cipperman                  Vice President & Assistant Secretary                          --
S. Courtney E. Collier          Vice President & Assistant Secretary                          --
Robert Crudup                   Vice President & Managing Director                            --
Barbara Doyne                   Vice President                                                --
Jeff Drennen                    Vice President                                                --
Vic Galef                       Vice President & Managing Director                            --
Lydia A. Gavalis                Vice President & Assistant Secretary                          --
Greg Gettinger                  Vice President & Assistant Secretary                          --
Kathy Heilig                    Vice President &                                              --
                                Treasurer
Jeff Jacobs                     Vice President                                                --

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------
Samuel King                     Vice President                                                --
Kim Kirk                        Vice President & Managing Director                            --
John Krzeminski                 Vice President & Managing Director                            --
Carolyn McLaurin                Vice President & Managing Director                            --
W. Kelso Morrill                Vice President & Managing Director                            --
Mark Nagle                      Vice President                                                --
Joanne Nelson                   Vice President                                                --
Cynthia M. Parrish              Vice President & Assistant Secretary
Kim Rainey                      Vice President                                                --
Rob Redican                     Vice President                                                --
Maria Rinehart                  Vice President                                                --
Mark Samuels                    Vice President & Managing Director                            --
Steve Smith                     Vice President                                                --
Daniel Spaventa                 Vice President                                                --
Kathryn L. Stanton              Vice President & Assistant Secretary                  Assistant Treasurer
Lynda  J. Striegel              Vice President & Assistant Secretary                          --
Lori L. White                   Vice President & Assistant Secretary                          --
Wayne M. Withrow                Vice President & Managing Director                            --

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

             (a) National City Investment Management Company, 1900 East Ninth Street, Cleveland, Ohio, 44114-3484, and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135, (records relating to their functions as investment adviser and custodian); and National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202 (records relating to its function as sub-adviser to the Core Equity and Total Return Advantage Funds).

             (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

             (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations, and Minute Books).

             (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

ITEM 29.     MANAGEMENT SERVICES

             Inapplicable.

ITEM 30.     UNDERTAKINGS

             Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 6th day of October, 1999.

                                        ARMADA FUNDS
                                        Registrant


                                        *Robert D. Neary
                                        --------------------------------
                                        Trustee and Chairman of the Board
                                        Robert D. Neary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                      Date
---------                         -----                      ----

*John H. Leven                    Treasurer                  October 6, 1999
-------------------
John H. Leven


*Leigh Carter                     Trustee                    October 6, 1999
-------------------
Leigh Carter


*John F. Durkott                  Trustee                    October 6, 1999
-------------------
 John F. Durkott


*Robert J. Farling                Trustee                    October 6, 1999
-------------------
 Robert J. Farling


*Richard E. Furst                 Trustee                    October 6, 1999
-------------------
 Richard W. Furst


*Gerald Gherlein                  Trustee                    October 6, 1999
-------------------
Gerald Gherlein


*Herbert Martens                  President and Trustee      October 6, 1999
-------------------
Herbert Martens


* Robert D. Neary                 Trustee and Chairman       October 6, 1999
-------------------               of the Board
 Robert D. Neary

* J. William Pullen               Trustee                    October 6, 1999
-------------------
 J. William Pullen


*By: /s/ W. Bruce McConnel, III
     --------------------------
     W. Bruce McConnel, III
     Attorney-in-Fact

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Leigh Carter, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Leigh Carter
----------------
Leigh Carter

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Robert J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Herbert R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  ARMADA FUNDS


                                POWER OF ATTORNEY


          Know All Men by These Presents, that the undersigned, John H. Leven, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED: July 14, 1999



/s/John H. Leven
----------------
John H. Leven

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY


     The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 11, 1999 and remains in effect on the date hereof:


          FURTHER RESOLVED, that the officers of Armada and the Group required to execute amendments to Armada's and the Group's Registration Statements be, and hereby are, authorized to execute a Power of Attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.




                                  ARMADA FUNDS




                                  By:  /s/ W. Bruce McConnel, III
                                       ---------------------------
                                       W. Bruce McConnel, III
                                       Secretary


Dated:   October 4, 1999

                                  EXHIBIT INDEX



(a)          Declaration of Trust dated January 28, 1986.

(a)(1)       Amendment No. 1 to Declaration of Trust.

(a)(2)       Amendment No. 2 to Declaration of Trust.

(b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986.

(b)(1)       Amendment No. 1 to Code of Regulations.

(g)(1) Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994.

(g)(2) Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994.

(l)(1) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. dated January 28, 1986.

(l)(2) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio dated July 19, 1988.

(l)(3) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Portfolio (Trust), dated October 17, 1989.

(l)(4) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Portfolio and Bond Portfolio dated December 20, 1989.

(l)(5) Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Portfolio, dated January 5, 1990.

(l)(6) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Enhanced Income Fund, dated July 5, 1994.

(l)(7) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994.

(l)(8) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Mid Cap Regional Equity Portfolio, dated July 25, 1994.

(l)(9) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994.

(l)(10) Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Fund dated _____,1994.

(j)          Consent of Drinker Biddle & Reath LLP.

(k)          Consent of Ernst & Young LLP.



                                      -2-